As filed with the SEC on July 8, 2004.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4556

TRANSAMERICA IDEX MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

John K. Carter, Esq. P.O. Box 5068, Clearwater, Florida 33758-5068

(Name and Address of Agent for Service)

Date of fiscal year end: October 31

Date of reporting period: November 1, 2003 – April 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1: Report(s) to Shareholders. The Semi-Annual Report is attached.

Semi-Annual Report

April 30, 2004

P.O. Box 9015 • Clearwater, FL 33758-9015

Distributor: AFSG Securities Corporation, Member NASD

Investor Services 1-888-233-IDEX (4339)

www.idexfunds.com

Dear Shareholder,

On behalf of Transamerica IDEX Mutual Funds, I would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your Financial Advisor in the future.

A financial professional can help you build a comprehensive picture of your current and future financial needs. What’s more, financial advisors are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial advisor, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

The Securities and Exchange Commission requires that a semi-annual report be sent to all shareholders. The following pages provide a comprehensive review of the investments of each fund as well as the detailed accounting data. The report also provides a discussion of the accounting policies for the funds in addition to any matters presented to the shareholders that may have required their vote.

Please contact your financial advisor if you have any questions about the contents of this report.

Sincerely,

Brian C. Scott

President

Transamerica IDEX Mutual Funds

PROXY VOTING POLICIES AND PROCEDURES

A description of the Transamerica IDEX Mutual Funds’ proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission website (http://www.sec.gov).

In addition, the Funds will be required to File new SEC Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The first filing of Form N-PX will be made no later than August 31, 2004, for the 12 month-period ending June 30, 2004. Once filed, the Form will be available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at www.sec.gov.

TA IDEX Alger Aggressive Growth

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

COMMON STOCKS (93.5%)

Amusement & Recreation Services (1.1%)
Disney (Walt) Company (The)	58,400	$1,345

Business Services (6.3%)
eBay Inc. (a)	69,750	5,567
First Data Corporation	16,100	731
Monster Worldwide, Inc. (a)(b)	60,900	1,560

Commercial Banks (2.2%)
Citigroup Inc.	57,400	2,760

Communication (2.6%)
SpectraSite, Inc. (a)	19,000	710
XM Satellite Radio Holdings Inc.–Class A (a)(b)	103,700	2,485

Communications Equipment (6.1%)
Advanced Fibre Communications, Inc. (a)(b)	82,200	1,373
CIENA Corporation (a)(b)	194,900	807
Comverse Technology, Inc. (a)	60,800	995
Corning Incorporated (a)	221,000	2,438
Research In Motion Limited (a)	16,000	1,388
Sierra Wireless, Inc.	26,300	588

Computer & Data Processing Services (12.1%)
Check Point Software Technologies, Ltd. (a)	39,200	918
Cognizant Technology Solutions Corporation (a)	29,200	1,263
Microsoft Corporation	121,400	3,153
Oracle Corporation (a)	185,500	2,081
PeopleSoft, Inc. (a)	44,100	744
Pixar (a)(b)	21,100	1,441
Yahoo! Inc. (a)	109,500	5,525

Computer & Office Equipment (4.9%)
Brocade Communications Systems, Inc. (a)	331,600	1,774
Cisco Systems, Inc. (a)	152,900	3,191
Symbol Technologies, Inc.	93,100	1,117

Educational Services (1.2%)
Apollo Group, Inc.–Class A (a)	16,200	1,472

Electronic Components & Accessories (7.7%)
Broadcom Corporation–Class A (a)(b)	100,400	3,791
Celestica Inc. (U.S.) (a)	96,300	1,693
Intersil Corporation–Class A	27,600	545
Micron Technology, Inc. (a)(b)	90,800	1,237
National Semiconductor Corporation (a)	56,400	2,301

Furniture & Home Furnishings Stores (1.0%)
Bed Bath & Beyond Inc. (a)	34,500	1,281

Health Services (1.9%)
Quest Diagnostics Incorporated	27,550	2,324

Industrial Machinery & Equipment (3.4%)
Applied Materials, Inc. (a)	85,800	1,564
Kulicke and Soffa Industries, Inc. (a)	138,700	1,377
Novellus Systems, Inc. (a)	43,500	1,260

	Shares	Value

Insurance (5.1%)
Aetna Inc.	14,800	$1,225
AFLAC Incorporated	32,300	1,364
Anthem, Inc. (a)(b)	21,000	1,860
MGIC Investment Corporation	8,800	648
Oxford Health Plans, Inc.	23,700	1,290

Leather & Leather Products (1.2%)
Coach, Inc. (a)	36,400	1,551

Lumber & Other Building Materials (1.6%)
Home Depot, Inc. (The)	55,300	1,946

Manufacturing Industries (1.2%)
International Game Technology	40,900	1,544

Medical Instruments & Supplies (6.1%)
Boston Scientific Corporation (a)	67,200	2,768
Guidant Corporation	34,400	2,168
Varian Medical Systems, Inc. (a)	11,000	944
Zimmer Holdings, Inc. (a)	21,400	1,709

Motion Pictures (2.3%)
Time Warner Inc. (a)	172,800	2,906

Oil & Gas Extraction (1.4%)
Halliburton Company	60,300	1,797

Personal Credit Institutions (1.4%)
Capital One Financial Corporation	26,300	1,723

Pharmaceuticals (19.6%)
Allergan, Inc.	23,900	2,104
Biogen, Inc. (a)	44,100	2,602
Genentech, Inc. (a)	49,300	6,054
Invitrogen Corporation (a)(b)	24,500	1,770
King Pharmaceuticals, Inc. (a)	71,400	1,232
Millennium Pharmaceuticals, Inc. (a)	115,900	1,737
OSI Pharmaceuticals, Inc. (a)	14,400	1,063
Pfizer Inc.	125,600	4,491
Protein Design Labs, Inc. (a)	24,400	597
QLT Inc. (a)(b)	35,300	952
Teva Pharmaceutical Industries Ltd.–ADR	30,100	1,853

Retail Trade (0.5%)
Tiffany & Co.	17,300	675

Security & Commodity Brokers (0.7%)
Piper Jaffray Companies, Inc. (a)	17,900	867

Telecommunications (1.1%)
Nextel Communications, Inc.–Class A (a)	54,900	1,310

Water Transportation (0.8%)
Royal Caribbean Cruises Ltd. (b)	25,900	1,050

Total Common Stocks (cost: $103,630)		116,599

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Alger Aggressive Growth    1

TA IDEX Alger Aggressive Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
SECURITY LENDING COLLATERAL (11.4%)

Debt (6.2%)

Bank Notes (1.1%)
Canadian Imperial Bank of Commerce 1.10%, due 11/04/2004	$704	$704
Fleet National Bank 1.00%, due 07/21/2004	704	704

Euro Dollar Overnight (0.5%)
Credit Agricole Indosuez 1.00%, due 05/07/2004	423	423
Royal Bank of Scotland Group PLC (The) 1.00%, due 05/07/2004	254	254

Euro Dollar Terms (1.5%)
Bank of Montreal 1.02%, due 05/21/2004	82	82
BNP Paribas SA 1.01%, due 05/18/2004	423	423
1.08%, due 07/29/2004	423	423
Den Danske Bank 1.02%, due 05/20/2004	282	282
Royal Bank of Scotland Group PLC (The) 1.05%, due 07/15/2004	282	282
Wells Fargo & Company 1.02%, due 05/14/2004	423	423

	Principal	Value
Promissory Notes (0.8%)
Goldman Sachs Group, Inc. (The) 1.13%, due 07/29/2004	$986	$986

Repurchase Agreements (2.3%) (c)
Merrill Lynch & Co., Inc. 1.04% Repurchase Agreement dated 04/30/2004 to be repurchased at $2,818 on 05/03/2004	2,818	2,818

	Shares	Value
Investment Companies (5.2%)

Money Market Funds (5.2%)
American AAdvantage Select Fund 1-day yield of 0.98%	845,487	$845
Barclays Institutional Money Market Fund 1-day yield of 1.02%	1,972,803	1,973
Merrill Lynch Premier Institutional Fund 1-day yield of 0.97%	763,626	764
Merrimac Cash Series Fund– Premium Class 1-day yield of 0.99%	2,818,291	2,818

Total Security Lending Collateral (cost: $14,204)		14,204

Total Investment Securities (cost: $117,834)		$130,803

SUMMARY:
Investments, at value	104.9%	$130,803
Liabilities in excess of other assets	(4.9)%	(6,168)

Net assets	100.0%	$124,635

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At April 30, 2004, all or a portion of this security is on loan (see Note 1). The value at April 30, 2004, of all securities on loan is $13,440.
(c)	Cash collateral for the Repurchase Agreements, valued at $2,875, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%–9.75% and maturity dates ranging from 08/15/2004–11/15/2096, including some issues having a perpetual maturity.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Alger Aggressive Growth    2

TA IDEX Alger Aggressive Growth

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $117,834) (including securities loaned of $13,440)	$130,803
Cash	9,056
Receivables:
Investment securities sold	5,810
Shares of beneficial interest sold	83
Interest	2
Dividends	30
Other	31

145,815

Liabilities:
Investment securities purchased	6,258
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	249
Distribution fees	72
Transfer agent fees	327
Payable for collateral for securities on loan	14,204
Other	70

21,180

Net Assets	$124,635

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$241,210
Accumulated net investment income (loss)	(981)
Accumulated net realized gain (loss) from investment securities	(128,559)
Net unrealized appreciation (depreciation) on:
Investment securities	12,965

Net Assets	$124,635

Net Assets by Class:
Class A	$63,513
Class B	44,724
Class C	1,024
Class C2	6,522
Class M	8,852
Shares Outstanding:
Class A	3,339
Class B	2,483
Class C	57
Class C2	361
Class M	487
Net Asset Value Per Share:
Class A	$19.03
Class B	18.02
Class C	18.02
Class C2	18.02
Class M	18.17
Maximum Offering Price Per Share (a):
Class A	$20.14
Class M	18.35

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$5
Dividends	260
Income from loaned securities–net	8
Less withholding taxes on foreign dividends	(5)

268

Expenses:
Management and advisory fees	532
Transfer agent fees	476
Printing and shareholder reports	245
Custody fees	10
Administration fees	13
Legal fees	3
Auditing and accounting fees	5
Trustees fees	4
Registration fees	26
Other	6
Distribution and service fees:
Class A	117
Class B	242
Class C	5
Class C2	36
Class M	44

Total expenses	1,764
Less:
Advisory fee waiver	(532)

Net expenses	1,232

Net Investment Income (Loss)	(964)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment securities	6,685
Net unrealized appreciation (depreciation) on investment securities	(4,163)

Net Gain (Loss) on Investment Securities	2,522

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,558

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Alger Aggressive Growth    3

TA IDEX Alger Aggressive Growth

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(964)	$(1,505)
Net realized gain (loss) from investment securities	6,685	4,926
Net unrealized appreciation (depreciation) on investment securities	(4,163)	21,278

	1,558	24,699

Distributions to Shareholders:
From net investment income:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

From net realized gains:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,450	50,196
Class B	1,996	5,089
Class C	541	792
Class C2	482	956
Class M	295	688

	8,764	57,721

Dividends and distributions reinvested:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Cost of shares redeemed:
Class A	(8,520)	(56,280)
Class B	(6,630)	(9,676)
Class C	(337)	(40)
Class C2	(1,254)	(2,128)
Class M	(1,558)	(2,453)

	(18,299)	(70,577)

	(9,535)	(12,856)

Net increase (decrease) in net assets	(7,977)	11,843

Net Assets:
Beginning of period	132,612	120,769

End of period	$124,635	$132,612

Accumulated Net Investment Income (Loss)	$(981)	$(17)

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	278	3,287
Class B	108	326
Class C	29	48
Class C2	26	63
Class M	16	43

	457	3,767

Shares issued–reinvested from distributions:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Shares redeemed:
Class A	(435)	(3,679)
Class B	(357)	(640)
Class C	(18)	(2)
Class C2	(68)	(142)
Class M	(83)	(163)

	(961)	(4,626)

Net increase (decrease) in shares outstanding:
Class A	(157)	(392)
Class B	(249)	(314)
Class C	11	46
Class C2	(42)	(79)
Class M	(67)	(120)

	(504)	(859)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Alger Aggressive Growth    4

TA IDEX Alger Aggressive Growth

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$18.82	$(0.11)	$0.32	$0.21	$–	$–	$–	$19.03
	10/31/2003	15.27	(0.15)	3.70	3.55	–	–	–	18.82
	10/31/2002	20.21	(0.20)	(4.74)	(4.94)	–	–	–	15.27
	10/31/2001	32.07	(0.13)	(11.09)	(11.22)	–	(0.64)	(0.64)	20.21
	10/31/2000	33.05	(0.13)	2.15	2.02	–	(3.00)	(3.00)	32.07
	10/31/1999	22.24	0.17	11.82	11.99	–	(1.18)	(1.18)	33.05
Class B	04/30/2004	17.87	(0.16)	0.31	0.15	–	–	–	18.02
	10/31/2003	14.59	(0.25)	3.53	3.28	–	–	–	17.87
	10/31/2002	19.48	(0.32)	(4.57)	(4.89)	–	–	–	14.59
	10/31/2001	31.23	(0.29)	(10.82)	(11.11)	–	(0.64)	(0.64)	19.48
	10/31/2000	32.44	(0.36)	2.15	1.79	–	(3.00)	(3.00)	31.23
	10/31/1999	21.93	(0.13)	11.82	11.69	–	(1.18)	(1.18)	32.44
Class C	04/30/2004	17.87	(0.17)	0.32	0.15	–	–	–	18.02
	10/31/2003	14.24	(0.26)	3.89	3.63	–	–	–	17.87
Class C2	04/30/2004	17.87	(0.16)	0.31	0.15	–	–	–	18.02
	10/31/2003	14.59	(0.24)	3.52	3.28	–	–	–	17.87
	10/31/2002	19.48	(0.32)	(4.57)	(4.89)	–	–	–	14.59
	10/31/2001	31.23	(0.31)	(10.80)	(11.11)	–	(0.64)	(0.64)	19.48
	10/31/2000	32.44	(0.36)	2.15	1.79	–	(3.00)	(3.00)	31.23
Class M	04/30/2004	18.01	(0.16)	0.32	0.16	–	–	–	18.17
	10/31/2003	14.69	(0.23)	3.55	3.32	–	–	–	18.01
	10/31/2002	19.59	(0.30)	(4.60)	(4.90)	–	–	–	14.69
	10/31/2001	31.36	(0.27)	(10.86)	(11.13)	–	(0.64)	(0.64)	19.59
	10/31/2000	32.53	(0.32)	2.15	1.83	–	(3.00)	(3.00)	31.36
	10/31/1999	21.98	(0.09)	11.82	11.73	–	(1.18)	(1.18)	32.53

			Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	1.12%	$63,513	1.55%	2.34	(1.14)%	58%
	10/31/2003	23.25	65,778	1.55	2.43	(0.94)	187
	10/31/2002	(24.44)	59,396	1.55	2.26	(1.05)	174
	10/31/2001	(35.56)	104,660	1.55	1.88	(0.56)	105
	10/31/2000	4.81	164,730	1.55	1.77	(0.94)	108
	10/31/1999	55.49	100,078	1.61	1.90	(1.15)	96
Class B	04/30/2004	0.84	44,724	2.20	2.99	(1.79)	58
	10/31/2003	22.48	48,825	2.20	3.08	(1.59)	187
	10/31/2002	(25.11)	44,439	2.20	2.91	(1.70)	174
	10/31/2001	(36.17)	71,834	2.20	2.53	(1.21)	105
	10/31/2000	4.13	115,689	2.20	2.42	(1.59)	108
	10/31/1999	54.88	47,399	2.26	2.55	(1.80)	96
Class C	04/30/2004	0.84	1,024	2.20	2.99	(1.79)	58
	10/31/2003	25.49	814	2.20	3.09	(1.59)	187
Class C2	04/30/2004	0.84	6,522	2.20	2.99	(1.79)	58
	10/31/2003	22.48	7,209	2.20	3.08	(1.59)	187
	10/31/2002	(25.11)	7,028	2.20	2.91	(1.70)	174
	10/31/2001	(36.17)	10,545	2.20	2.53	(1.21)	105
	10/31/2000	4.13	16,586	2.20	2.42	(1.59)	108
Class M	04/30/2004	0.89	8,852	2.10	2.89	(1.69)	58
	10/31/2003	22.60	9,986	2.10	2.98	(1.49)	187
	10/31/2002	(25.02)	9,906	2.10	2.81	(1.60)	174
	10/31/2001	(36.08)	18,146	2.10	2.43	(1.11)	105
	10/31/2000	4.24	33,223	2.10	2.32	(1.49)	108
	10/31/1999	54.97	18,538	2.16	2.45	(1.70)	96

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Alger Aggressive Growth    5

TA IDEX Alger Aggressive Growth

FINANCIAL HIGHLIGHTS (continued)

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003, and 4/30/2004.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	TA IDEX Alger Aggressive Growth (“the Fund”) commenced operations on December 2, 1994. The inception date for the Fund’s offering of share classes are as follows:

Class C – November 11, 2002

Class C2 – November 1, 1999

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Alger Aggressive Growth    6

TA IDEX Alger Aggressive Growth

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX Alger Aggressive Growth (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on December 2, 1994.

On March 1, 2004, the Fund changed its name from IDEX Alger Aggressive Growth to TA IDEX Alger Aggressive Growth.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of Shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party. Directed commissions during the period ended April 30, 2004, of $172 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $3 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Alger Aggressive Growth    7

TA IDEX Alger Aggressive Growth

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments.

During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account Maintenance Fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder’s account.

No fee will be charged under the following conditions:

•	accounts opened within the preceding 24 months

•	accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•	accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•	UTMA/UGMA accounts

•	Fiduciary accounts

•	B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the period ended April 30, 2004, this fee totaled $17. These fees are included in Paid in Capital in the Statement of Assets & Liabilities.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

0.80% of the first $500 million of ANA

0.70% of ANA over $500 million

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.20% Expense Limit

If total fund expenses fall below the annual expense limitation agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Alger Aggressive Growth    8

TA IDEX Alger Aggressive Growth

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

There are no amounts subject to recapture at April 30, 2004.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$109
Retained by Underwriter	14
Contingent Deferred Sales Charges	68

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $13 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $476 for the period ended April 30, 2004.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-advisor for the period ended April 30, 2004, were $52.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Funds. At April 30, 2004, the value of invested plan amount was $16. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$74,968
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	92,703
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$85,926	October 31, 2009
48,961	October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$117,838

Unrealized Appreciation	$18,735
Unrealized (Depreciation)	(5,770)

Net Unrealized Appreciation (Depreciation)	$12,965

NOTE 5.	SUBSEQUENT EVENTS

The Fund merged into TA IDEX Transamerica Equity effective as of the close of business on May 28, 2004.

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Alger Aggressive Growth    9

TA IDEX American Century International

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands) (unaudited)

	Shares	Value

CONVERTIBLE PREFERRED STOCKS (0.8%)

Switzerland (0.8%)
Compagnie Financiere Richemont AG–Units	66,950	$1,723

Total Convertible Preferred Stocks (cost: $1,628)		1,723

PREFERRED STOCKS (0.8%)

Germany (0.8%)
Porsche AG	2,800	1,743

Total Preferred Stocks (cost: $1,386)		1,743

COMMON STOCKS (96.9%)

Australia (2.4%)
BHP Billiton Limited	253,014	2,097
Commonwealth Bank of Australia	72,020	1,626
QBE Insurance Group Limited	207,300	1,745

Austria (1.3%)
Erste Bank der oesterreichischen Sparkassen AG	19,898	2,980

Bermuda (2.5%)
Esprit Holdings Limited	278,000	1,141
Li & Fung Limited	626,000	975
Nabors Industries Ltd. (a)(b)	42,970	1,906
Tyco International Ltd.	54,280	1,490

Brazil (0.3%)
Tele Norte Leste Participacoes SA–ADR	53,360	632

Canada (0.3%)
Placer Dome Inc.–CUFS	10,306	144
Research In Motion Limited (a)	4,890	424

China (0.8%)
Huaneng Power International, Inc.	1,556,000	1,456
SINOPEC Shanghai Petrochemical Company Limited	914,000	305

Denmark (0.2%)
A. P. Moller–Maersk A/S	69	435

France (12.1%)
Accor SA	41,633	1,754
AXA	128,508	2,708
Credit Agricole SA	112,999	2,789
Essilor International SA	19,950	1,168
Lafarge SA	18,590	1,550
LVMH Moet Hennessy Louis Vuitton SA	25,524	1,800
Pernod Ricard	15,790	1,994
Schneider Electric SA	24,560	1,656
Societe Generale–Class A (a)	29,497	2,459
Total Fina Elf SA	30,580	5,660
Vinci SA	16,120	1,570
Vivendi Universal SA (a)	90,980	2,291

Germany (5.5%)
Continental AG	29,860	1,297
Deutsche Bank AG	17,890	1,470
Deutsche Borse AG	6,844	376
PUMA AG Rudolf Dassler Sport	11,307	2,603
SAP AG	19,037	2,868
Siemens AG–Registered Shares	50,083	3,598

Greece (1.1%)
Alpha Bank SA	38,400	1,198
Greek Organization of Football Prognostics	22,864	436
Public Power Corporation	29,440	747

	Shares	Value

Hong Kong (0.6%)
CNOOC Limited	906,000	$328
Sun Hung Kai Properties Limited	106,000	911

Ireland (2.0%)
Anglo Irish Bank Corporation PLC	125,510	2,055
CRH PLC (GBP)	56,374	1,202
DEPFA BANK PLC	7,427	1,113

Israel (1.1%)
Teva Pharmaceutical Industries Ltd.–ADR	40,448	2,490

Italy (0.5%)
Saipem SpA	117,240	1,100

Japan (21.2%)
Bank of Yokohama, Ltd. (The) (a)	210,000	1,148
Canon Inc.	68,409	3,590
Chugai Pharmaceutical Co., Ltd.	112,999	1,710
Dentsu Inc. (a)	112	314
FANUC LTD	27,400	1,679
Fast Retailing Co., Ltd.	27,000	2,105
Hoya Corporation	24,764	2,680
Ito-Yokado Co., Ltd.	33,000	1,373
JSR Corporation	42,000	885
Kajima Corporation	200,000	700
Keyence Corporation	4,700	1,129
Marui Co., Ltd.	91,800	1,441
Matsushita Electric Industrial Co., Ltd.	176,000	2,586
Mitsubishi Tokyo Financial Group, Inc.	190	1,691
Mitsui & Co., Ltd.	246,000	2,029
Omron Corporation	47,000	1,146
ORIX Corporation	14,700	1,559
Sharp Corporation	197,000	3,554
Shinsei Bank, Ltd.	134,000	902
Stanley Electric Co., Ltd.	46,000	869
Sumitomo Mitsui Financial Group, Inc.	660	4,989
Toppan Printing Co., Ltd.	158,000	1,857
Toray Industries, Inc.	380,000	1,739
Toyota Motor Corporation	79,500	2,875
Yahoo Japan Corporation (a)	64	725
Yamaha Motor Co., Ltd.	62,000	887
Yamato Transport Co., Ltd.	83,000	1,262

Mexico (0.8%)
America Movil, SA de CV–Series L–ADR (b)	53,007	1,792

Netherlands (2.8%)
ING Groep NV	123,714	2,653
Koninklijke Philips Electronics NV–NY Registered Shares	71,815	1,925
Unilever NV–NY Shares (b)	26,420	1,742

Norway (1.4%)
Norsk Hydro ASA	33,470	1,967
Telenor ASA	179,070	1,178

Russia (1.7%)
Mobile TeleSystems OJSC–ADR	23,709	2,560
Vimpel-Communications–ADR (a)	14,390	1,292

South Africa (0.3%)
MTN Group Limited (a)	167,260	699

South Korea (3.0%)
Hana Bank	61,180	1,322
Hyundai Motor Company Limited	23,280	888
Samsung Electronics Co., Ltd.	9,381	4,453

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX American Century International    1

TA IDEX American Century International

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands) (unaudited)

	Shares	Value

Spain (3.7%)
ACS, Actividades de Construccion y Servicios SA	26,059	$1,267
Grupo Ferrovial, SA	36,520	1,457
Repsol-YPF, SA	137,890	2,906
Telefonica SA	172,997	2,575

Sweden (2.2%)
Telefonaktiebolaget LM Ericsson–Class B (a)	644,350	1,749
Volvo AB–B Shares (a)	91,925	3,152

Switzerland (9.4%)
ABB Ltd. (a)	556,790	3,137
Credit Suisse Group	86,756	3,060
Nestle SA–Registered Shares	10,660	2,699
Novartis AG	73,300	3,271
Roche Holding AG–Genusschein	47,777	5,015
UBS AG–Registered Shares	53,386	3,797

Thailand (0.3%)
Siam Cement Public Company Limited–NVDR	135,520	712

United Kingdom (18.1%)
AstraZeneca PLC	31,433	1,471
BP PLC	267,411	2,313
British Sky Broadcasting Group PLC	126,511	1,495
Cadbury Schweppes PLC	225,030	1,791
Carnival PLC	27,180	1,219
Diageo PLC	101,250	1,359
EMI Group PLC	387,720	1,775
Enterprise Inns PLC	155,590	1,684
Hays PLC	705,250	1,477
Man Group PLC	105,226	3,152
mmO2 PLC (a)	650,858	1,155
Next PLC	75,950	1,880
Reckitt Benckiser PLC	164,913	4,290
Schroders PLC	58,120	652
Smith & Nephew PLC	375,335	3,813
Standard Chartered PLC	92,630	1,420
Tesco PLC	696,620	3,075
United Business Media PLC	144,680	1,181
Vodafone Group PLC	1,853,131	4,505
Wolseley PLC	76,180	1,117

United States (1.3%)
iShares MSCI EAFE Index Fund (b)	10,000	1,369
Synthes-Stratec, Inc.	1,450	1,577

Total Common Stocks (cost: $199,727)		217,009

	Principal	Value
SECURITY LENDING COLLATERAL (2.3%)

Debt (1.3%)

Bank Notes (0.2%)
Canadian Imperial Bank of Commerce 1.10%, due 11/04/2004	$253	$253

	Principal	Value

Fleet National Bank 1.00%, due 07/21/2004	$253	$253

Euro Dollar Overnight (0.1%)
Credit Agricole Indosuez 1.00%, due 05/07/2004	152	152
Royal Bank of Scotland Group PLC (The) 1.00%, due 05/07/2004	91	91

Euro Dollar Terms (0.3%)
Bank of Montreal 1.02%, due 05/21/2004	30	30
BNP Paribas SA 1.01%, due 05/18/2004	152	152
1.08%, due 07/29/2004	152	152
Den Danske Bank 1.02%, due 05/20/2004	101	101
Royal Bank of Scotland Group PLC (The) 1.05%, due 07/15/2004	101	101
Wells Fargo & Company 1.02%, due 05/14/2004	152	152

Promissory Notes (0.2%)
Goldman Sachs Group, Inc. (The) 1.13%, due 07/29/2004	355	355

Repurchase Agreements (0.5%) (c)
Merrill Lynch & Co., Inc. 1.04% Repurchase Agreement dated 04/30/2004 to be repurchased at $1,014 on 05/03/2004	1,014	1,014

	Shares	Value
Investment Companies (1.0%)

Money Market Funds (1.0%)
American AAdvantage Select Fund 1-day yield of 0.98%	304,115	$304
Barclays Institutional Money Market Fund 1-day yield of 1.02%	709,602	710
Merrill Lynch Premier Institutional Fund 1-day yield of 0.97%	274,670	275
Merrimac Cash Series Fund– Premium Class 1-day yield of 0.99%	1,013,717	1,014

Total Security Lending Collateral (cost: $5,109)		5,109

Total Investment Securities (cost: $207,850 )		$225,584

SUMMARY:
Investments, at value	100.8%	$225,584
Liabilities in excess of other assets	(0.8)%	(1,721)

Net assets	100.0%	$223,863

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX American Century International    2

TA IDEX American Century International

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands) (unaudited)

	Percentage of Net Assets		Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	15.2%		$34,019
Electronic & Other Electric Equipment	9.4%		21,124
Telecommunications	8.1%		18,138
Pharmaceuticals	6.2%		13,956
Oil & Gas Extraction	6.2%		13,867
Automotive	4.8%		10,842
Medical Instruments & Supplies	2.9%		6,558
Construction	2.9%		6,544
Food & Kindred Products	2.9%		6,435
Life Insurance	2.4%		5,361
Wholesale Trade Durable Goods	2.3%		5,229
Chemicals & Allied Products	2.1%		4,595
Apparel & Accessory Stores	1.8%		3,985
Holding & Other Investment Offices	1.7%		3,804
Industrial Machinery & Equipment	1.6%		3,598
Computer & Data Processing Services	1.6%		3,593
Computer & Office Equipment	1.6%		3,590
Beverages	1.4%		3,150
Food Stores	1.4%		3,075
Printing & Publishing	1.4%		3,038
Instruments & Related Products	1.2%		2,680
Electronic Components & Accessories	1.2%		2,619
Manufacturing Industries	1.2%		2,603
Lumber & Construction Materials	1.0%		2,319
Petroleum Refining	1.0%		2,313
Motion Pictures	1.0%		2,291
Metal Mining	1.0%		2,241
Electric Services	1.0%		2,203
Business Services	0.8%		1,873
Beer, Wine & Distilled Beverages	0.8%		1,800
Hotels & Other Lodging Places	0.8%		1,754
Insurance	0.8%		1,745
Textile Mill Products	0.8%		1,739
Restaurants	0.8%		1,684
Machinery, Equipment & Supplies	0.7%		1,656
Water Transportation	0.7%		1,654
Radio & Television Broadcasting	0.7%		1,495
Department Stores	0.6%		1,441
Retail Trade	0.6%		1,373
Finance	0.6%		1,370
Transportation & Public Utilities	0.6%		1,262
Apparel Products	0.5%		1,141
Transportation Equipment	0.4%		975
Real Estate	0.4%		911
Rubber & Misc. Plastic Products	0.4%		885
Stone, Clay & Glass Products	0.3%		712
Amusement & Recreation Services	0.2%		436
Communications Equipment	0.2%		424
Security & Commodity Brokers	0.2%		375

Investments, at market value	98.	5%	220,475
Short-term investments	2.3%		5,109
Liabilities in excess of other assets	(0.	8)%	(1,721)

Net assets	100.0%		$223,863

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Danish Krone	(1,225.00)	05/03/2004	$(195)	$(3)
Danish Krone	(1,158)	05/04/2004	(184)	(3)
Euro Dollar	304	05/03/2004	362	2
Euro Dollar	64	05/04/2004	77	–
British Pound	222	05/04/2004	399	(4)
Hong Kong Dollar	(1,466)	05/03/2004	(188)	–
Japanese Yen	(40,483)	05/06/2004	(369)	2
Japanese Yen	16,818	05/07/2004	154	(2)
Swiss Franc	214	05/03/2004	165	–

			$221	$(8)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX American Century International    3

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At April 30, 2004, all or a portion of this security is on loan (see Note 1). The value at April 30, 2004, of all securities on loan is $4,835.
(c)	Cash collateral for the Repurchase Agreements, valued at $1,034, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%–9.75% and maturity dates ranging from 08/15/2004–11/15/2096, including some issues having a perpetual maturity.

DEFINITIONS:

ADR American Depositary Receipt

CUFS Chess Unit of Foreign Securities

NVDR Non Voting Depositary Receipt

TA IDEX American Century International

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $207,850) (including securities loaned of $4,835)	$225,584
Cash	1,832
Receivables:
Investment securities sold	3,565
Shares of beneficial interest sold	16
Dividends	631
Dividend reclaims receivable	114
Unrealized appreciation on forward foreign currency contracts	4
Other	12

231,758

Liabilities:
Investment securities purchased	2,097
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	71
Management and advisory fees	178
Due to advisor	163
Distribution fees	84
Transfer agent fees	100
Payable for collateral for securities on loan	5,109
Unrealized depreciation on forward foreign currency contracts	12
Other	81

7,895

Net Assets	$223,863

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$225,480
Accumulated net investment income (loss)	(469)
Accumulated net realized gain (loss) from:
Investment securities	(18,999)
Foreign currency transactions	132
Net unrealized appreciation (depreciation) on:
Investment securities	17,733
Translation of assets and liabilities denominated in foreign currencies	(14)

Net Assets	$223,863

Net Assets by Class:
Class A	$192,572
Class B	21,466
Class C	1,019
Class C2	5,540
Class M	3,266
Shares Outstanding:
Class A	22,287
Class B	2,599
Class C	123
Class C2	671
Class M	393
Net Asset Value Per Share:
Class A	$8.65
Class B	8.27
Class C	8.27
Class C2	8.27
Class M	8.32
Maximum Offering Price Per Share (a):
Class A	$9.15
Class M	8.40

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$7
Dividends	1,747
Income from loaned securities–net	17
Less withholding taxes on foreign dividends	(182)

1,589

Expenses:
Management and advisory fees	1,035
Transfer agent fees	110
Printing and shareholder reports	69
Custody fees	116
Administration fees	19
Legal fees	2
Auditing and accounting fees	7
Trustees fees	3
Registration fees	28
Other	11
Distribution and service fees:
Class A	334
Class B	110
Class C	4
Class C2	30
Class M	15

Total expenses before recovery of waived expenses	1,893
Recovered expenses	163

Total expenses	2,056

Net Investment Income (Loss)	(467)

Net Realized Gain (Loss) from:
Investment securities	15,959
Foreign currency transactions	132

16,091

Net Unrealized Appreciation (Depreciation) on:
Investment securities	589
Translation of assets and liabilities denominated in foreign currencies	(22)

567

Net Gain (Loss) on Investment Securities and Foreign Currency Transactions	16,658

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,191

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX American Century International    4

TA IDEX American Century International

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(467)	$37
Net realized gain (loss) from investment securities and foreign currency transactions	16,091	(8,282)
Net unrealized appreciation (depreciation) on investment securities and foreign currency translation	567	27,819

	16,191	19,574

Distributions to Shareholders:
From net investment income:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

From net realized gains:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	38,320	166,990
Class B	2,003	6,031
Class C	444	499
Class C2	423	3,919
Class M	312	1,197

	41,502	178,636

Proceeds from fund acquisition:
Class A	–	11,819
Class B	–	15,256
Class C	–	43
Class C2	–	5,043
Class M	–	2,412

	–	34,573

Dividends and distributions reinvested:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

	April 30, 2004 (unaudited)	October 31, 2003
Cost of shares redeemed:
Class A	$(11,811)	$(63,205)
Class B	(3,458)	(5,349)
Class C	(29)	(119)
Class C2	(1,308)	(2,519)
Class M	(501)	(770)

	(17,107)	(71,962)

	24,395	141,247

Net increase (decrease) in net assets	40,586	160,821

Net Assets:
Beginning of period	183,277	22,456

End of period	$223,863	$183,277

Accumulated Net Investment Income (Loss)	$(469)	$(2)

Share Activity:
Shares issued:
Class A	4,724	24,009
Class B	242	332
Class C	52	84
Class C2	52	134
Class M	38	18

	5,108	24,577

Shares issued–proceeds from fund acquisition:
Class A	–	1,824
Class B	–	2,449
Class C	–	7
Class C2	–	809
Class M	–	387

	–	5,476

Shares issued–reinvested from distributions:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Shares redeemed:
Class A	(1,381)	(9,020)
Class B	(425)	(787)
Class C	(3)	(17)
Class C2	(159)	(369)
Class M	(59)	(113)

	(2,027)	(10,306)

Net increase (decrease) in shares outstanding:
Class A	3,343	16,813
Class B	(183)	1,994
Class C	49	74
Class C2	(107)	574
Class M	(21)	292

	3,081	19,747

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX American Century International    5

TA IDEX American Century International

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$8.03	$(0.03)	$0.65	$0.62	$–	$–	$–	$8.65
	10/31/2003	7.00	0.02	1.01	1.03	–	–	–	8.03
	10/31/2002	8.38	0.01	(1.39)	(1.38)	–	–	–	7.00
	10/31/2001	12.76	0.05	(3.05)	(3.00)	–	(1.38)	(1.38)	8.38
	10/31/2000	12.85	0.05	0.35	0.40	–	(0.49)	(0.49)	12.76
	10/31/1999	10.77	0.03	2.05	2.08	–	–	–	12.85
Class B	04/30/2004	7.70	(0.03)	0.60	0.57	–	–	–	8.27
	10/31/2003	6.76	(0.03)	0.97	0.94	–	–	–	7.70
	10/31/2002	8.15	(0.04)	(1.35)	(1.39)	–	–	–	6.76
	10/31/2001	12.53	(0.02)	(2.98)	(3.00)	–	(1.38)	(1.38)	8.15
	10/31/2000	12.70	(0.03)	0.35	0.32	–	(0.49)	(0.49)	12.53
	10/31/1999	10.71	(0.06)	2.05	1.99	–	–	–	12.70
Class C	04/30/2004	7.70	(0.03)	0.60	0.57	–	–	–	8.27
	10/31/2003	6.73	(0.03)	1.00	0.97	–	–	–	7.70
Class C2	04/30/2004	7.70	(0.03)	0.60	0.57	–	–	–	8.27
	10/31/2003	6.76	(0.03)	0.97	0.94	–	–	–	7.70
	10/31/2002	8.15	(0.04)	(1.35)	(1.39)	–	–	–	6.76
	10/31/2001	12.53	(0.02)	(2.98)	(3.00)	–	(1.38)	(1.38)	8.15
	10/31/2000	12.70	(0.03)	0.35	0.32	–	(0.49)	(0.49)	12.53
Class M	04/30/2004	7.75	(0.03)	0.60	0.57	–	–	–	8.32
	10/31/2003	6.80	(0.02)	0.97	0.95	–	–	–	7.75
	10/31/2002	8.18	(0.03)	(1.35)	(1.38)	–	–	–	6.80
	10/31/2001	12.57	(0.01)	(3.00)	(3.01)	–	(1.38)	(1.38)	8.18
	10/31/2000	12.73	(0.02)	0.35	0.33	–	(0.49)	(0.49)	12.57
	10/31/1999	10.72	(0.04)	2.05	2.01	–	–	–	12.73

			Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	7.72%	$192,572	1.60%	1.75%	(0.32)%	92%
	10/31/2003	14.71	152,086	1.78	2.39	0.23	220
	10/31/2002	(16.49)	14,921	1.87	3.68	0.22	241
	10/31/2001	(26.43)	5,209	1.55	2.77	0.47	129
	10/31/2000	2.74	6,977	1.62	3.56	0.09	108
	10/31/1999	19.12	4,902	1.90	3.53	(0.16)	72
Class B	04/30/2004	7.40	21,466	2.25	2.40	(0.98)	92
	10/31/2003	13.91	21,421	2.44	3.05	(0.42)	220
	10/31/2002	(17.09)	5,328	2.52	4.33	(0.43)	241
	10/31/2001	(26.96)	5,003	2.20	3.42	(0.18)	129
	10/31/2000	2.09	4,407	2.27	4.21	(0.56)	108
	10/31/1999	18.45	1,527	2.55	4.18	(0.81)	72
Class C	04/30/2004	7.40	1,019	2.25	2.40	(0.98)	92
	10/31/2003	14.41	568	2.44	3.04	(0.42)	220
Class C2	04/30/2004	7.40	5,540	2.25	2.40	(0.98)	92
	10/31/2003	13.91	5,990	2.44	3.05	(0.42)	220
	10/31/2002	(17.09)	1,381	2.52	4.33	(0.43)	241
	10/31/2001	(26.96)	938	2.20	3.42	(0.18)	129
	10/31/2000	2.09	629	2.27	4.21	(0.56)	108
Class M	04/30/2004	7.35	3,266	2.15	2.30	(0.88)	92
	10/31/2003	14.14	3,212	2.34	2.95	(0.32)	220
	10/31/2002	(17.08)	826	2.42	4.23	(0.33)	241
	10/31/2001	(26.88)	872	2.10	3.32	(0.08)	129
	10/31/2000	2.19	840	2.17	4.11	(0.46)	108
	10/31/1999	18.55	480	2.45	4.08	(0.71)	72

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX American Century International    6

TA IDEX American Century International

FINANCIAL HIGHLIGHTS (continued)

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003, and 4/30/2004.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any and excludes the recovery of waived expenses (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	The inception date for the Fund’s offering of share classes C and C2 are as follows:

Class C – November 11, 2002

Class C2 – November 1, 1999

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX American Century International    7

TA IDEX American Century International

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX American Century International (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on February 1, 1997.

On March 1, 2004, the Fund changed its name from IDEX American Century International to TA IDEX American Century International.

On March 1, 2003, the Fund acquired all the net assets of IDEX Gabelli Global Growth pursuant to a plan of reorganization approved by shareholders of IDEX Gabelli Growth on February 12, 2003. The acquisition was accomplished by a tax-free exchange of 5,476 shares of the Fund for the 6,190 shares of IDEX Gabelli Growth outstanding on February 28, 2003. IDEX Gabelli Global Growth’s net assets at that date ($34,573), including ($10,073) of unrealized depreciation, were combined with those of the Fund. Proceeds in connection with the acquisition were as follows:

	Shares	Amount
Proceeds in connection with the acquisition
Class A	1,824	$11,819
Class B	2,449	15,256
Class C	7	43
Class C2	809	5,043
Class M	387	2,412

		$34,573

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of Shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” If market quotations are not readily available, and the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX American Century International    8

TA IDEX American Century International

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE  1–(continued)

others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

The Fund values its investment securities at fair value based upon procedures approved by the Board of Trustees on days when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of investments.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $7 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX American Century International    9

TA IDEX American Century International

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE  1–(continued)

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at April 30, 2004, are listed in the Schedule of Investments.

Account Maintenance Fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder’s account.

No fee will be charged under the following conditions:

•	accounts opened within the preceding 24 months

•	accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•	accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•	UTMA/UGMA accounts

•	Fiduciary accounts

•	B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the period ended April 30, 2004, this fee totaled $1. These fees are included in Paid in Capital in the Statement of Assets & Liabilities.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation - Conservative Portfolio	$2,707	1%
TA IDEX Asset Allocation - Growth Portfolio	48,838	22%
TA IDEX Asset Allocation - Moderate Growth Portfolio	88,011	39%
TA IDEX Asset Allocation - Moderate Portfolio	37,250	17%

Total	$176,806	79%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

1.00% of the first $50 million of ANA

0.95% of the next $100 million of ANA

0.90% of the next $350 million of ANA

0.85% of the next $500 million of ANA

0.80% of ANA over $1 billion

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.40% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$473	10/31/2006

	Expenses Recovered by Adviser	Increase in Total Expenses to Average Net Assets
Recovered in 2004	$159	0.14%

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX American Century International    10

TA IDEX American Century International

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE  2–(continued)

expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$33
Retained by Underwriter	5
Contingent Deferred Sales Charges	45

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $19 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $110 for the period ended April 30, 2004.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-advisor for the period ended April 30, 2004, were $41.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2004, the value of invested plan amount was $4. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$225,131
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	198,675
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$ 8,205	October 31, 2008
17,179	October 31, 2009
1,005	October 31, 2010
8,018	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$207,930

Unrealized Appreciation	$21,031
Unrealized (Depreciation)	(3,377)

Net Unrealized Appreciation (Depreciation)	$17,654

NOTE 5.	SUBSEQUENT EVENTS

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX American Century International    11

TA IDEX American Century Large Company Value

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands) (unaudited)

	Shares	Value

COMMON STOCKS (93.6%)

Aerospace (0.8%)
Boeing Company (The)	8,300	$354

Amusement & Recreation Services (0.6%)
Harrah’s Entertainment, Inc.	4,600	245

Apparel & Accessory Stores (0.6%)
Limited, Inc. (The)	12,600	260

Apparel Products (1.1%)
Liz Claiborne, Inc.	7,100	249
V.F. Corporation	5,000	231

Automotive (2.0%)
General Motors Corporation	7,600	360
Honeywell International Inc.	11,700	405
Toyota Motor Corporation–ADR	1,500	110

Beverages (1.0%)
Coors (Adolph) Company	3,200	210
Pepsi Bottling Group, Inc. (The)	8,300	243

Chemicals & Allied Products (1.1%)
PPG Industries, Inc.	7,800	463

Commercial Banks (16.3%)
Bank of America Corporation	16,400	1,320
Bank One Corporation	12,700	626
Citigroup Inc.	38,800	1,866
KeyCorp	11,000	327
National City Corporation	13,000	451
PNC Financial Services Group, Inc. (The)	8,600	457
U.S. Bancorp	21,100	541
Wachovia Corporation	12,500	572
Wells Fargo & Company	15,700	886

Computer & Data Processing Services (3.7%)
Computer Associates International, Inc.	12,900	346
Computer Sciences Corporation (a)	8,000	327
Electronic Data Systems Corporation	12,200	223
Fiserv, Inc. (a)	6,200	227
Microsoft Corporation	18,000	467

Computer & Office Equipment (2.5%)
Hewlett-Packard Company	37,000	729
International Business Machines Corporation	4,100	361

Department Stores (1.5%)
May Department Stores Company (The)	14,500	447
Sears, Roebuck and Co.	5,400	216

Drug Stores & Proprietary Stores (0.6%)
CVS Corporation	7,200	278

Electric Services (1.0%)
PPL Corporation	9,700	416

Electric, Gas & Sanitary Services (1.9%)
Exelon Corporation	8,700	582
NiSource Inc.	11,800	238

Electronic & Other Electric Equipment (1.3%)
General Electric Company	15,000	449
Whirlpool Corp.	1,800	118

	Shares	Value

Electronic Components & Accessories (0.8%)
Tyco International Ltd.	13,000	$357

Environmental Services (0.5%)
Waste Management, Inc.	7,800	222

Fabricated Metal Products (0.6%)
Parker-Hannifin Corporation	4,500	249

Finance (3.0%)
Standard & Poor’s 500 Depositary Receipt	11,500	1,277

Food & Kindred Products (3.7%)
Altria Group, Inc.	12,100	670
Heinz (H.J.) Company	9,600	367
Sara Lee Corporation	12,100	279
Unilever NV–NY Shares	4,100	270

Food Stores (0.7%)
Kroger Co. (The) (a)	16,300	285

Health Services (0.7%)
HCA Inc.	7,200	293

Industrial Machinery & Equipment (2.0%)
Black & Decker Corporation (The)	5,000	289
Dover Corporation	6,200	248
Ingersoll-Rand Company–Class A	5,400	349

Instruments & Related Products (0.8%)
Raytheon Company	6,400	206
Snap-on Incorporated	3,600	122

Insurance (4.7%)
Allstate Corporation (The)	12,700	583
American International Group, Inc.	6,300	451
CIGNA Corporation	3,900	252
Loews Corporation	8,100	470
MGIC Investment Corporation	3,900	287

Insurance Agents, Brokers & Service (1.8%)
Hartford Financial Services Group, Inc. (The)	7,200	440
Marsh & McLennan Companies, Inc.	7,100	320

Life Insurance (0.8%)
Torchmark Corporation	6,500	338

Lumber & Wood Products (0.8%)
Weyerhaeuser Company	5,500	326

Medical Instruments & Supplies (1.2%)
Baxter International Inc.	10,800	342
Becton, Dickinson and Company	3,500	177

Motion Pictures (1.4%)
Blockbuster Inc.–Class A	11,000	182
Time Warner Inc. (a)	26,400	444

Oil & Gas Extraction (2.2%)
ConocoPhillips	6,800	485
Occidental Petroleum Corporation	10,200	481

Paper & Allied Products (0.9%)
Kimberly-Clark Corporation	5,700	373

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX American Century Large Company Value    1

TA IDEX American Century Large Company Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands) (unaudited)

	Shares	Value

Petroleum Refining (7.7%)
ChevronTexaco Corporation	6,400	$585
Exxon Mobil Corporation	39,000	1,659
Royal Dutch Petroleum Company–NY Registered Shares	22,300	1,085

Pharmaceuticals (4.6%)
Abbott Laboratories	12,900	568
AmerisourceBergen Corporation	3,865	224
Bristol-Myers Squibb Co.	14,300	359
Johnson & Johnson	8,400	454
Merck & Co., Inc.	8,400	395

Primary Metal Industries (1.1%)
Alcoa Inc.	7,200	221
Nucor Corporation	4,600	273

Printing & Publishing (1.6%)
Donnelley (R.R.) & Sons Company	8,600	253
Gannett Co., Inc.	5,300	459

Railroads (0.8%)
Burlington Northern Santa Fe Corporation	10,600	347

Restaurants (1.3%)
McDonald’s Corporation	20,500	558

Rubber & Misc. Plastic Products (0.6%)
Newell Financial Trust I	10,200	241

	Shares	Value

Savings Institutions (1.3%)
Washington Mutual, Inc.	13,800	$544

Security & Commodity Brokers (2.5%)
Merrill Lynch & Co., Inc.	9,700	526
Morgan Stanley	10,400	534

Telecommunications (5.8%)
ALLTEL Corporation	2,000	101
AT&T Corp.	13,700	235
BellSouth Corporation	17,000	439
SBC Communications Inc.	32,100	799
Sprint Corporation (FON Group)	18,000	322
Verizon Communications, Inc.	8,500	321
Vodafone Group PLC–ADR	11,500	282

U.S. Government Agencies (3.7%)
Freddie Mac	27,700	1,618

Total Common Stocks (cost: $40,635)		40,436

Total Investment Securities (cost: $40,635)		$40,436

SUMMARY:
Investments, at value	93.6%	$40,436
Other assets in excess of liabilities	6.4%	2,754

Net assets	100.0%	$43,190

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX American Century Large Company Value    2

TA IDEX American Century Large Company Value

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $40,635)	$40,436
Cash	4,639
Receivables:
Investment securities sold	248
Shares of beneficial interest sold	1,387
Dividends	89
Dividend reclaims receivable	3
Other	1

46,803

Liabilities:
Investment securities purchased	3,361
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	101
Management and advisory fees	27
Distribution fees	26
Transfer agent fees	66
Other	32

3,613

Net Assets	$43,190

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$46,094
Undistributed net investment income (loss)	9
Accumulated net realized gain (loss) from:
Investment securities	(2,714)
Net unrealized appreciation (depreciation) on:
Investment securities	(199)

Net Assets	$43,190

Net Assets by Class:
Class A	$15,527
Class B	18,732
Class C	1,535
Class C2	5,364
Class M	2,032
Shares Outstanding:
Class A	1,587
Class B	1,969
Class C	161
Class C2	564
Class M	213
Net Asset Value Per Share:
Class A	$9.79
Class B	9.51
Class C	9.52
Class C2	9.51
Class M	9.56
Maximum Offering Price Per Share (a):
Class A	$10.36
Class M	9.65

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$1
Dividends	461
Income from loaned securities–net	1
Less withholding taxes on foreign dividends	(4)

459

Expenses:
Management and advisory fees	172
Transfer agent fees	52
Printing and shareholder reports	35
Custody fees	16
Administration fees	8
Legal fees	1
Auditing and accounting fees	5
Trustees fees	1
Registration fees	24
Other	8
Distribution and service fees:
Class A	18
Class B	94
Class C	7
Class C2	27
Class M	10

Total expenses	478
Less:
Advisory fee waiver	(40)

Net expenses	438

Net Investment Income (Loss)	21

Net Realized Gain (Loss) from:
Investment securities	4,908
Futures contracts	10

4,918

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(2,310)
Futures contracts	(6)

(2,316)

Net Gain (Loss) on Investment Securities and Futures Contracts	2,602

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,623

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX American Century Large Company Value    3

TA IDEX American Century Large Company Value

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$21	$16
Net realized gain (loss) from investment securities and futures contracts	4,918	(2,307)
Net unrealized appreciation (depreciation) on investment securities and futures contracts	(2,316)	7,571

	2,623	5,280

Distributions to Shareholders:
From net investment income:
Class A	(7)	–
Class B	(13)	–
Class C	(1)	–
Class C2	(4)	–
Class M	(2)	–

	(27)	–

From net realized gains:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	8,008	3,664
Class B	2,300	4,673
Class C	480	1,169
Class C2	406	1,954
Class M	162	333

	11,356	11,793

Dividends and distributions reinvested:
Class A	6	–
Class B	12	–
Class C	1	–
Class C2	3	–
Class M	1	–

	23	–

Cost of shares redeemed:
Class A	(2,149)	(4,031)
Class B	(2,116)	(4,466)
Class C	(265)	(17)
Class C2	(927)	(1,462)
Class M	(476)	(1,030)

	(5,933)	(11,006)

	5,446	787

Net increase (decrease) in net assets	8,042	6,067

Net Assets:
Beginning of period	35,148	29,081

End of period	$43,190	$35,148

Undistributed Net Investment Income (Loss)	$9	$15

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	818	445
Class B	245	576
Class C	50	141
Class C2	43	243
Class M	18	42

	1,174	1,447

Shares issued–reinvested from distributions:
Class A	1	–
Class B	1	–
Class C	–	–
Class C2	–	–
Class M	–	–

	2	–

Shares redeemed:
Class A	(221)	(503)
Class B	(222)	(580)
Class C	(28)	(2)
Class C2	(99)	(193)
Class M	(51)	(134)

	(621)	(1,412)

Net increase (decrease) in shares outstanding:
Class A	598	(58)
Class B	24	(4)
Class C	22	139
Class C2	(56)	50
Class M	(33)	(92)

	555	35

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX American Century Large Company Value    4

TA IDEX American Century Large Company Value

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$9.09	$0.03	$0.68	$0.71	$(0.01)	$–	$(0.01)	$9.79
	10/31/2003	7.55	0.04	1.50	1.54	–	–	–	9.09
	10/31/2002	8.79	0.01	(1.25)	(1.24)	–	–	–	7.55
	10/31/2001	10.83	(0.03)	(2.01)	(2.04)	–	–	–	8.79
	10/31/2000	10.00	–	0.83	0.83	–	–	–	10.83
Class B	04/30/2004	8.87	–	0.65	0.65	(0.01)	–	(0.01)	9.51
	10/31/2003	7.41	(0.01)	1.47	1.46	–	–	–	8.87
	10/31/2002	8.69	(0.05)	(1.23)	(1.28)	–	–	–	7.41
	10/31/2001	10.79	(0.10)	(2.00)	(2.10)	–	–	–	8.69
	10/31/2000	10.00	(0.04)	0.83	0.79	–	–	–	10.79
Class C	04/30/2004	8.87	–	0.66	0.66	(0.01)	–	(0.01)	9.52
	10/31/2003	7.32	(0.01)	1.56	1.55	–	–	–	8.87
Class C2	04/30/2004	8.87	–	0.65	0.65	(0.01)	–	(0.01)	9.51
	10/31/2003	7.41	(0.01)	1.47	1.46	–	–	–	8.87
	10/31/2002	8.69	(0.05)	(1.23)	(1.28)	–	–	–	7.41
	10/31/2001	10.79	(0.08)	(2.02)	(2.10)	–	–	–	8.69
	10/31/2000	10.00	(0.04)	0.83	0.79	–	–	–	10.79
Class M	04/30/2004	8.90	–	0.67	0.67	(0.01)	–	(0.01)	9.56
	10/31/2003	7.43	–	1.47	1.47	–	–	–	8.90
	10/31/2002	8.71	(0.04)	(1.24)	(1.28)	–	–	–	7.43
	10/31/2001	10.79	(0.09)	(1.99)	(2.08)	–	–	–	8.71
	10/31/2000	10.00	(0.04)	0.83	0.79	–	–	–	10.79

			Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	7.78%	$15,527	1.85%	2.04%	0.59%	100%
	10/31/2003	20.40	8,988	1.85	2.56	0.53	76
	10/31/2002	(14.15)	7,908	1.80	2.43	0.09	161
	10/31/2001	(18.80)	5,183	1.55	2.49	(0.28)	113
	10/31/2000	8.30	2,974	1.55	6.85	(0.42)	111
Class B	04/30/2004	7.29	18,732	2.50	2.69	(0.06)	100
	10/31/2003	19.70	17,245	2.50	3.21	(0.12)	76
	10/31/2002	(14.76)	14,446	2.45	3.08	(0.56)	161
	10/31/2001	(19.41)	11,623	2.20	3.14	(0.93)	113
	10/31/2000	7.86	3,635	2.20	7.50	(1.07)	111
Class C	04/30/2004	7.40	1,535	2.50	2.69	(0.06)	100
	10/31/2003	21.17	1,230	2.50	3.21	(0.12)	76
Class C2	04/30/2004	7.29	5,364	2.50	2.69	(0.06)	100
	10/31/2003	19.70	5,498	2.50	3.21	(0.12)	76
	10/31/2002	(14.76)	4,223	2.45	3.08	(0.56)	161
	10/31/2001	(19.41)	3,985	2.20	3.14	(0.93)	113
	10/31/2000	7.86	2,077	2.20	7.50	(1.07)	111
Class M	04/30/2004	7.49	2,032	2.40	2.59	0.04	100
	10/31/2003	19.78	2,187	2.40	3.11	(0.02)	76
	10/31/2002	(14.68)	2,504	2.35	2.98	(0.46)	161
	10/31/2001	(19.32)	2,110	2.10	3.04	(0.83)	113
	10/31/2000	7.93	741	2.10	7.40	(0.97)	111

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX American Century Large Company Value    5

TA IDEX American Century Large Company Value

FINANCIAL HIGHLIGHTS (continued)

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003, and 4/30/2004.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	TA IDEX American Century Large Company Value (“the Fund”) commenced operations on March 1, 2000. The inception date for the Fund’s offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX American Century Large Company Value    6

TA IDEX American Century Large Company Value

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX American Century Large Company Value (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on March 1, 2000.

On March 1, 2004, the Fund changed its name from IDEX American Century Income and Growth to TA IDEX American Century Large Company Value.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of Shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Securities Lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned less than $1 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loan of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments.

During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value, IBT marks to market securities

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX American Century Large Company Value    7

TA IDEX American Century Large Company Value

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1—(continued)

loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Since the Fund invests primarily in real estate securities, the value of its shares may fluctuate more widely than the value of shares of a fund that invests in a broad range of industries.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account Maintenance Fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder’s account.

No fee will be charged under the following conditions:

•	accounts opened within the preceding 24 months

•	accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•	accounts owned by an individual which, when combined by social security number, have a balance of $5 or more
•	accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•	UTMA/UGMA accounts

•	Fiduciary accounts

•	B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the period ended April 30, 2004, this fee totaled $1. These fees are included in Paid in Capital in the Statement of Assets & Liabilities.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (ie: through the assets allocation funds)

	Net Assets	% of Net Assets
TA IDEX Asset Allocation - Conservative Portfolio	$208	0%
TA IDEX Asset Allocation - Moderate Growth Portfolio	2,567	6%
TA IDEX Asset Allocation - Moderate Portfolio	2,200	5%

Total	$4,975	11%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

0.90% of the first $100 million of ANA

0.85% of the next $150 million of ANA

0.80% of ANA over $250 million

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.50% Expense Limit

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX American Century Large Company Value    8

TA IDEX American Century Large Company Value

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2—(continued)

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$207	10/31/2006

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$43
Retained by Underwriter	4
Contingent Deferred Sales Charges	26

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $8 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $52 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Funds. At April 30, 2004, the value of invested plan amount was $1. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$40,937
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	37,974
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$ 856	October 31, 2009
3,407	October 31, 2010
2,429	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$41,125

Unrealized Appreciation	$1,075
Unrealized (Depreciation)	(1,764)

Net Unrealized Appreciation (Depreciation)	$(689)

NOTE 5.	SUBSEQUENT EVENTS

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX American Century Large Company Value    9

TA IDEX Asset Allocation–Conservative Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

INVESTMENT COMPANIES (99.5%) (b)

Aggressive Equity (10.9%)
TA IDEX T. Rowe Price Health Sciences	929,642	$10,988
TA IDEX T. Rowe Price Small Cap	533,326	5,941
TA IDEX Transamerica Growth Opportunities (a)	1,145,171	7,558
TA IDEX Transamerica Small/Mid Cap Value	839,449	12,298

Capital Preservation (5.1%)
TA IDEX Transamerica Money Market	16,970,412	16,970

Fixed-Income (57.3%)
TA IDEX PIMCO Real Return TIPS	5,984,918	60,867
TA IDEX PIMCO Total Return	1,107,540	11,463
TA IDEX Transamerica Conservative High-Yield Bond	6,795,454	62,246
TA IDEX Transamerica Convertible Securities	3,791,148	43,788
TA IDEX Transamerica Flexible Income	1,396,157	13,878

Growth Equity (18.2%)
TA IDEX American Century Large Company Value	21,292	208
TA IDEX Great Companies–TechnologySM (a)	1,985,093	7,345

	Shares	Value
Growth Equity (continued)
TA IDEX Janus Growth (a)	223,754	$4,726
TA IDEX Salomon All Cap (a)	1,054,008	15,547
TA IDEX Salomon Investors Value	1,975,305	26,291
TA IDEX T. Rowe Price Tax-Efficient Growth (a)	396,771	4,019
TA IDEX Transamerica Equity (a)	398,156	2,915

Specialty–Real Estate (5.6%)
TA IDEX Clarion Real Estate Securities	1,574,032	18,778

World Equity (2.4%)
TA IDEX American Century International (a)	312,990	2,707
TA IDEX Templeton Great Companies Global (a)	748,581	5,510

Total Investment Companies (cost: $310,665)		334,043

Total Investment Securities (cost: $310,665)		$334,043

SUMMARY:
Investments, at value	99.5%	$334,043
Other assets in excess of liabilities	0.5%	1,867

Net assets	100.0%	$335,910

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	The Fund invests its assets in Class A shares of underlying Transamerica IDEX Mutual Funds, which are affiliates of the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Asset Allocation–Conservative Portfolio    1

TA IDEX Asset Allocation–Conservative Portfolio

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands) (unaudited)

Assets:
Investment in affiliated mutual funds, at value (cost: $310,665)	$334,043
Cash	84
Receivables:
Shares of beneficial interest sold	2,706
Other	4

336,837

Liabilities:
Investment securities purchased	84
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	563
Management and advisory fees	35
Due to Advisor	34
Distribution fees	139
Transfer agent fees	21
Dividends to shareholders	1
Other	50

927

Net Assets	$335,910

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$307,138
Undistributed net investment income (loss)	506
Undistributed accumulated net realized gain (loss) from investment in affiliated mutual funds	4,889
Net unrealized appreciation (depreciation) on
Investment in affiliated mutual funds	23,377

Net Assets	$335,910

Net Assets by Class:
Class A	$77,096
Class B	97,925
Class C	136,009
Class C2	17,454
Class M	7,426
Shares Outstanding:
Class A	7,024
Class B	8,937
Class C	12,412
Class C2	1,593
Class M	677
Net Asset Value Per Share:
Class A	$10.98
Class B	10.96
Class C	10.96
Class C2	10.96
Class M	10.96
Maximum Offering Price Per Share (a):
Class A	$11.62
Class M	11.07

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands) (unaudited)

Investment Income:
Interest	$1
Dividends from affiliated mutual funds	4,718

4,719

Expenses:
Management and advisory fees	147
Transfer agent fees	93
Printing and shareholder reports	32
Custody fees	18
Administration fees	23
Legal fees	4
Auditing and accounting fees	7
Trustees fees	3
Registration fees	41
Other	5
Distribution and service fees:
Class A	–
Class B	303
Class C	356
Class C2	55
Class M	21

Total expenses before recovery of waived expenses	1,108

Recovered expenses	34

Total expenses	1,142

Net Investment Income (Loss)	3,577

Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment in affiliated mutual funds	5,051
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated mutual funds	1,237

Net Gain (Loss) on Investments in Affiliated Mutual Funds	6,288

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,865

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Asset Allocation–Conservative Portfolio    2

TA IDEX Asset Allocation–Conservative Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$3,577	$1,755
Net realized gain (loss) from investment in affiliated mutual funds	5,051	581
Net unrealized appreciation (depreciation) on investment in affiliated mutual funds	1,237	22,911

	9,865	25,247

Distributions to Shareholders:
From net investment income:
Class A	(901)	(442)
Class B	(1,078)	(509)
Class C	(1,181)	(228)
Class C2	(194)	(162)
Class M	(94)	(78)

	(3,448)	(1,419)

From net realized gains:
Class A	(137)	–
Class B	(216)	–
Class C	(232)	–
Class C2	(39)	–
Class M	(18)	–

	(642)	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	34,581	58,579
Class B	21,143	66,574
Class C	66,442	83,907
Class C2	4,429	10,727
Class M	750	3,386

	127,345	223,173

Dividends and distributions reinvested:
Class A	888	383
Class B	1,051	420
Class C	915	156
Class C2	185	127
Class M	99	69

	3,138	1,155

Cost of shares redeemed:
Class A	(18,823)	(13,815)
Class B	(11,694)	(14,758)
Class C	(16,160)	(6,938)
Class C2	(3,477)	(9,371)
Class M	(1,047)	(2,144)

	(51,201)	(47,026)

	79,282	177,302

Net increase (decrease) in net assets	85,057	201,130

Net Assets:
Beginning of period	250,853	49,723

End of period	$335,910	$250,853

Undistributed Net Investment Income (Loss)	$506	$377

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	3,110	5,870
Class B	1,913	6,893
Class C	5,980	8,469
Class C2	400	1,125
Class M	68	356

	11,471	22,713

Shares issued–reinvested from distributions:
Class A	82	39
Class B	97	43
Class C	85	15
Class C2	17	13
Class M	9	7

	290	117

Shares redeemed:
Class A	(1,719)	(1,387)
Class B	(1,057)	(1,484)
Class C	(1,452)	(685)
Class C2	(314)	(949)
Class M	(95)	(220)

	(4,637)	(4,725)

Net increase (decrease) in shares outstanding:
Class A	1,473	4,522
Class B	953	5,452
Class C	4,613	7,799
Class C2	103	189
Class M	(18)	143

	7,124	18,105

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Asset Allocation–Conservative Portfolio    3

TA IDEX Asset Allocation–Conservative Portfolio

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$10.67	$0.17	$0.33	$0.50	$(0.16)	$(0.03)	$(0.19)	$10.98
	10/31/2003	9.22	0.18	1.47	1.65	(0.20)	–	(0.20)	10.67
	10/31/2002	10.00	0.07	(0.85)	(0.78)	–	–	–	9.22
Class B	04/30/2004	10.66	0.13	0.33	0.46	(0.13)	(0.03)	(0.16)	10.96
	10/31/2003	9.18	0.11	1.47	1.58	(0.10)	–	(0.10)	10.66
	10/31/2002	10.00	0.03	(0.85)	(0.82)	–	–	–	9.18
Class C	04/30/2004	10.66	0.13	0.33	0.46	(0.13)	(0.03)	(0.16)	10.96
	10/31/2003	9.19	0.11	1.46	1.57	(0.10)	–	(0.10)	10.66
Class C2	04/30/2004	10.66	0.13	0.33	0.46	(0.13)	(0.03)	(0.16)	10.96
	10/31/2003	9.18	0.11	1.47	1.58	(0.10)	–	(0.10)	10.66
	10/31/2002	10.00	0.03	(0.85)	(0.82)	–	–	–	9.18
Class M	04/30/2004	10.66	0.13	0.34	0.47	(0.14)	(0.03)	(0.17)	10.96
	10/31/2003	9.18	0.12	1.48	1.60	(0.12)	–	(0.12)	10.66
	10/31/2002	10.00	0.04	(0.86)	(0.82)	–	–	–	9.18

			Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	4.72%	$77,096	0.25%	0.27%	2.95%	9%
	10/31/2003	18.18	59,250	0.41	0.41	1.80	22
	10/31/2002	(7.80)	9,482	0.45	1.21	1.27	8
Class B	04/30/2004	4.30	97,925	0.90	0.92	2.30	9
	10/31/2003	17.38	85,134	1.06	1.06	1.15	22
	10/31/2002	(8.20)	23,229	1.10	1.86	0.62	8
Class C	04/30/2004	4.30	136,009	0.90	0.92	2.30	9
	10/31/2003	17.25	83,165	1.06	1.06	1.15	22
Class C2	04/30/2004	4.30	17,454	0.90	0.92	2.30	9
	10/31/2003	17.38	15,888	1.06	1.06	1.15	22
	10/31/2002	(8.20)	11,940	1.10	1.86	0.62	8
Class M	04/30/2004	4.35	7,426	0.80	0.82	2.40	9
	10/31/2003	17.56	7,416	0.96	0.96	1.25	22
	10/31/2002	(8.20)	5,072	1.00	1.76	0.72	8

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any and excludes the recovery of waived expenses (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	TA IDEX Asset Allocation–Conservative Portfolio (“the Fund”) commenced operations on March 1, 2002. The inception date for the Fund’s offering of share Class C is November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Asset Allocation–Conservative Portfolio    4

TA IDEX Asset Allocation–Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX Asset Allocation–Conservative Portfolio (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on March 1, 2002.

On March 1, 2004, the Fund changed its name from IDEX Asset Allocation–Conservative Portfolio to TA IDEX Asset Allocation–Conservative Portfolio.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses that the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of Shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: The Fund’s investments are valued at the net asset values of the underlying portfolios of Transamerica IDEX Mutual Funds. The net asset values of the underlying portfolios are determined at the close of the New York Stock Exchange (generally 4:00 p.m. eastern time) on the valuation date.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

ATFA has entered into an agreement with Morningstar Associates, LLC to provide investment services to the Fund. ATFA compensates Morningstar Associates, LLC as described in the Prospectus.

Transamerica Investment Management, LLC and Great Companies, LLC are affiliates of the Fund and are sub-advisers to other funds within Transamerica IDEX Mutual Funds.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.10% of ANA

ATFA has contractually agreed to waive its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.45% Expense Limit

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Asset Allocation–Conservative Portfolio    5

TA IDEX Asset Allocation–Conservative Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Expense Recovered by Adviser	Increase in Total Expenses to Average Net Assets
Recovered in 2004	$34	0.02%

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	N/A
Class B	0.65%
Class C	0.65%
Class C2	0.65%
Class M	0.55%

In addition, the underlying Funds’ Class A shares in which the Fund invests impose a 0.35% 12b-1 fee. To avoid duplication of 12b-1 fees, each class of fund shares of the Fund has reduced the 12b-1 fees by the amount of the underlying funds’ Class A 12b-1 fees.

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$892
Retained by Underwriter	166
Contingent Deferred Sales Charges	252

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $23 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $93 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2004, the value of invested plan amount was $5. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in Net assets in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$105,998
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	26,871
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$310,766

Unrealized Appreciation	$23,739
Unrealized (Depreciation)	(462)

Net Unrealized Appreciation (Depreciation)	$23,277

NOTE 5.	SUBSEQUENT EVENTS

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Asset Allocation–Conservative Portfolio    6

TA IDEX Asset Allocation–Growth Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

INVESTMENT COMPANIES (99.1%) (b)

Aggressive Equity (33.8%)
TA IDEX T. Rowe Price Health Sciences (a)	2,334,477	$27,594
TA IDEX T. Rowe Price Small Cap	3,065,767	34,153
TA IDEX Transamerica Growth Opportunities (a)	6,164,733	40,687
TA IDEX Transamerica Small/Mid Cap Value (a)	5,679,573	83,206

Growth Equity (50.2%)
TA IDEX Great Companies–TechnologySM (a)	6,886,038	25,478
TA IDEX Janus Growth (a)	598,652	12,643
TA IDEX Jennison Growth (a)	135,839	1,266
TA IDEX Salomon All Cap (a)	7,742,907	114,208
TA IDEX Salomon Investors Value	7,962,242	105,977
TA IDEX Transamerica Equity (a)	2,269,227	16,611

	Shares	Value
Specialty–Real Estate (1.4%)
TA IDEX Clarion Real Estate Securities	645,275	$7,698

World Equity (13.7%)
TA IDEX American Century International (a)	5,646,032	48,838
TA IDEX Templeton Great Companies Global (a)	3,597,922	26,481

Total Investment Companies (cost: $497,705)		544,840

Total Investment Securities (cost: $497,705)		$544,840

SUMMARY:
Investments, at value	99.1%	$544,840
Other assets in excess of liabilities	0.9%	4,622

Net assets	100.0%	$549,462

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	The Fund invests its assets in Class A shares of underlying Transamerica IDEX Mutual Funds, which are affiliates of the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Asset Allocation–Growth Portfolio    1

TA IDEX Asset Allocation–Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands) (unaudited)

Assets:
Investment in affiliated mutual funds, at value (cost: $497,705)	$544,840
Cash	1,394
Receivables:
Shares of beneficial interest sold	6,139
Other	2

552,375

Liabilities:
Investment securities purchased	1,394
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	967
Due to Advisor	279
Management and advisory fees	50
Distribution fees	223

2,913

Net Assets	$549,462

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$504,040
Accumulated net investment income (loss)	(797)
Accumulated net realized gain (loss) from investment in affiliated mutual funds	(916)
Net unrealized appreciation (depreciation) on investment in affiliated mutual funds	47,135

Net Assets	$549,462

Net Assets by Class:
Class A	$127,829
Class B	138,383
Class C	260,200
Class C2	13,964
Class M	9,086
Shares Outstanding:
Class A	12,091
Class B	13,276
Class C	24,968
Class C2	1,340
Class M	870
Net Asset Value Per Share:
Class A	$10.58
Class B	10.43
Class C	10.43
Class C2	10.43
Class M	10.45
Maximum Offering Price Per Share (a):
Class A	$11.20
Class M	10.56

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$3
Dividends from affiliated mutual funds	1,052

1,055

Expenses:
Management and advisory fees	211
Transfer agent fees	146
Printing and shareholder reports	53
Custody fees	14
Administration fees	31
Legal fees	3
Auditing and accounting fees	7
Trustees fees	3
Registration fees	33
Other	4
Distribution and service fees:
Class A	–
Class B	370
Class C	631
Class C2	43
Class M	24

Total expenses before recovery of waived expenses	1,573

Recovered expenses	279

Total expenses	1,852

Net Investment Income (Loss)	(797)

Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment in affiliated mutual funds	31
Increase (decrease) in unrealized appreciation (depreciation) on investment in affiliated mutual funds	21,526

Net Gain (Loss) on Investments in Affiliated Mutual Funds	21,557

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,760

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Asset Allocation–Growth Portfolio    2

TA IDEX Asset Allocation–Growth Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(797)	$(848)
Net realized gain (loss) from investment in affiliated mutual funds	31	(298)
Net unrealized appreciation (depreciation) on investment in affiliated mutual funds	21,526	28,567

	20,760	27,421

Distributions to Shareholders:
From net investment income:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

From net realized gains:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	77,640	45,941
Class B	55,738	65,588
Class C	143,999	110,485
Class C2	3,806	6,479
Class M	1,726	3,340

	282,909	231,833

Dividends and distributions reinvested:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Cost of shares redeemed:
Class A	(9,352)	(4,869)
Class B	(5,854)	(3,326)
Class C	(9,574)	(2,504)
Class C2	(2,442)	(4,559)
Class M	(793)	(1,359)

	(28,015)	(16,617)

	254,894	215,216

Net increase (decrease) in net assets	275,654	242,637

Net Assets:
Beginning of period	273,808	31,171

End of period	$549,462	$273,808

Accumulated Net Investment Income (Loss)	$(797)	$–

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	7,360	5,117
Class B	5,358	7,537
Class C	13,834	12,323
Class C2	364	752
Class M	166	389

	27,082	26,118

Shares issued–reinvested from distributions:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Shares redeemed:
Class A	(891)	(548)
Class B	(557)	(384)
Class C	(908)	(281)
Class C2	(231)	(550)
Class M	(77)	(164)

	(2,664)	(1,927)

Net increase (decrease) in shares outstanding
Class A	6,469	4,569
Class B	4,801	7,153
Class C	12,926	12,042
Class C2	133	202
Class M	89	225

	24,418	24,191

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Asset Allocation–Growth Portfolio    3

TA IDEX Asset Allocation–Growth Portfolio

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$9.82	$0.01	$0.75	$0.76	$–	$–	$–	$10.58
	10/31/2003	7.95	(0.03)	1.90	1.87	–	–	–	9.82
	10/31/2002	10.00	(0.02)	(2.03)	(2.05)	–	–	–	7.95
Class B	04/30/2004	9.71	(0.02)	0.74	0.72	–	–	–	10.43
	10/31/2003	7.91	(0.08)	1.88	1.80	–	–	–	9.71
	10/31/2002	10.00	(0.06)	(2.03)	(2.09)	–	–	–	7.91
Class C	04/30/2004	9.71	(0.02)	0.74	0.72	–	–	–	10.43
	10/31/2003	7.86	(0.08)	1.93	1.85	–	–	–	9.71
Class C2	04/30/2004	9.71	(0.02)	0.74	0.72	–	–	–	10.43
	10/31/2003	7.91	(0.08)	1.88	1.80	–	–	–	9.71
	10/31/2002	10.00	(0.04)	(2.05)	(2.09)	–	–	–	7.91
Class M	04/30/2004	9.73	(0.02)	0.74	0.72	–	–	–	10.45
	10/31/2003	7.91	(0.07)	1.89	1.82	–	–	–	9.73
	10/31/2002	10.00	(0.05)	(2.04)	(2.09)	–	–	–	7.91

			Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	7.74%	$127,829	0.24%	0.37%	0.13%	–%
	10/31/2003	23.52	55,209	0.45	0.60	(0.30)	25
	10/31/2002	(20.50)	8,368	0.45	1.65	(0.44)	31
Class B	04/30/2004	7.42	138,383	0.89	1.02	(0.52)	–
	10/31/2003	22.76	82,318	1.10	1.25	(0.95)	25
	10/31/2002	(20.90)	10,452	1.10	2.30	(1.09)	31
Class C	04/30/2004	7.42	260,200	0.89	1.02	(0.52)	–
	10/31/2003	23.54	116,956	1.10	1.25	(0.95)	25
Class C2	04/30/2004	7.42	13,964	0.89	1.02	(0.52)	–
	10/31/2003	22.76	11,724	1.10	1.25	(0.95)	25
	10/31/2002	(20.90)	7,948	1.10	2.30	(1.09)	31
Class M	04/30/2004	7.40	9,086	0.79	0.92	(0.42)	–
	10/31/2003	23.01	7,601	1.00	1.15	(0.85)	25
	10/31/2002	(20.90)	4,403	1.00	2.20	(0.99)	31

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any and excludes the recovery of waived expenses (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	TA IDEX Asset Allocation–Growth Portfolio (“the Fund”) commenced operations on March 1, 2002. The inception date for the Fund’s offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Asset Allocation–Growth Portfolio    4

TA IDEX Asset Allocation–Growth Portfolio

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX Asset Allocation–Growth Portfolio (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on March 1, 2002.

On March 1, 2004, the Fund changed its name from IDEX Asset Allocation–Growth Portfolio to TA IDEX Asset Allocation–Growth Portfolio.

In the normal course of business, the Fund enters into contracts that contain a variety of representations, warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund or its affiliates that have not yet occurred. However, based on experience, the Funds expects the risk of loss to be remote.

See the Prospectus, Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts, disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations, expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any,, expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees, expenses than the previous Class L shares. Income, non-class specific expenses, realized, unrealized gains, losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of Shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: The Fund’s investments are valued at the net asset values of the underlying portfolios of Transamerica IDEX Mutual Funds. The net asset values of the underlying portfolios are determined at the close of the New York Stock Exchange (generally 4:00 p.m. eastern time) on the valuation date.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Security transactions, investment income: Security transactions are recorded on the trade date. Security gains, losses are calculated on the specific identification basis. Interest income, including accretion of discounts, amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date, are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Funds Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Funds Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS, AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”), AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA, WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

ATFA has entered into an agreement with Morningstar Associates, LLC to provide investment services to the Fund. ATFA compensates Morningstar Associates, LLC as described in the Prospectus.

Transamerica Investment Management, LLC and Great Companies, LLC are affiliates of the Fund and are sub-advisers to other funds within Transamerica IDEX Mutual Funds.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.10% of ANA

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.45% Expense Limit

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Asset Allocation–Growth Portfolio    5

TA IDEX Asset Allocation–Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

If total Fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Expenses Recovered by Adviser	Increase in Total Expenses to Average Net Assets
Recovered in 2004	$279	0.13%

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	N/A
Class B	0.65%
Class C	0.65%
Class C2	0.65%
Class M	0.55%

In addition, the underlying Funds’ Class A shares in which the Fund invests impose a 0.35% 12b-1 fee. To avoid duplication of 12b-1 fees, each class of fund shares of the Fund has reduced the 12b-1 fees by the amount of the underlying funds’ Class A 12b-1 fees.

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$1,932
Retained by Underwriter	292
Contingent Deferred Sales Charges	181

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $31 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $146 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2004, the value of invested plan amount was $4. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$256,572
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	281
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$135	October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$498,517

Unrealized Appreciation	$46,338
Unrealized (Depreciation)	(15)

Net Unrealized Appreciation (Depreciation)	$46,323

NOTE 5.	SUBSEQUENT EVENTS

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Asset Allocation–Growth Portfolio    6

TA IDEX Asset Allocation–Moderate Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands) (unaudited)

	Shares	Value

INVESTMENT COMPANIES (99.5%) (b)

Aggressive Equity (17.8%)
TA IDEX T. Rowe Price Health Sciences	3,027,676	$35,787
TA IDEX T. Rowe Price Small Cap	2,390,293	26,628
TA IDEX Transamerica Growth Opportunities (a)	5,196,620	34,298
TA IDEX Transamerica Small/Mid Cap Value	3,941,013	57,736

Capital Preservation (2.9%)
TA IDEX Transamerica Money Market	24,954,231	24,954

Fixed-Income (43.1%)
TA IDEX PIMCO Real Return TIPS	12,662,324	128,776
TA IDEX PIMCO Total Return	1,995,559	20,654
TA IDEX Transamerica Conservative High-Yield Bond	13,380,475	122,565
TA IDEX Transamerica Convertible Securities	6,813,976	78,701
TA IDEX Transamerica Flexible Income	2,307,490	22,936

Growth Equity (26.0%)
TA IDEX American Century Large Company Value	224,741	2,200
TA IDEX Great Companies–TechnologySM (a)	6,487,464	24,004

	Shares	Value
Growth Equity (continued)
TA IDEX Janus Growth (a)	527,985	$11,151
TA IDEX Marsico Growth (a)	1,199,843	10,835
TA IDEX Salomon All Cap (a)	4,381,977	64,634
TA IDEX Salomon Investors Value	6,997,813	93,141
TA IDEX Transamerica Equity (a)	2,687,780	19,675

Specialty–Real Estate (4.8%)
TA IDEX Clarion Real Estate Securities	3,454,760	41,215

World Equity (4.9%)
TA IDEX American Century International (a)	4,306,415	37,250
TA IDEX Templeton Great Companies Global (a)	718,025	5,285

Total Investment Companies (cost: $788,428)		862,425

Total Investment Securities (cost: $788,428)		$862,425

SUMMARY:
Investments, at value	99.5%	$862,425
Other assets in excess of liabilities	0.5%	4,096

Net assets	100.0%	$866,521

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	The Fund invests its assets in Class A shares of underlying Transamerica IDEX Mutual Funds, which are affiliates of the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Asset Allocation–Moderate Portfolio    1

TA IDEX Asset Allocation–Moderate Portfolio

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment in affiliated mutual funds, at value (cost: $788,428)	$862,425
Cash	1,715
Receivables:
Shares of beneficial interest sold	5,578
Other	5

869,723

Liabilities:
Investment securities purchased	1,715
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	968
Management and advisory fees	71
Distribution fees	364
Transfer agent fees	11
Other	73

3,202

Net Assets	$866,521

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$791,330
Undistributed net investment income (loss)	1,421
Accumulated net realized gain (loss) from
investment in affiliated mutual funds	(227)
Net unrealized appreciation (depreciation) on
investment in affiliated mutual funds	73,997

Net Assets	$866,521

Net Assets by Class:
Class A	$183,716
Class B	240,482
Class C	375,389
Class C2	49,252
Class M	17,682
Shares Outstanding:
Class A	16,950
Class B	22,248
Class C	34,724
Class C2	4,557
Class M	1,635
Net Asset Value Per Share:
Class A	$10.84
Class B	10.81
Class C	10.81
Class C2	10.81
Class M	10.81
Maximum Offering Price Per Share (a):
Class A	$11.47
Class M	10.92

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$3
Dividends from affiliated mutual funds	9,250

9,253

Expenses:
Management and advisory fees	366
Transfer agent fees	221
Printing and shareholder reports	70
Custody fees	20
Administration fees	47
Legal fees	7
Auditing and accounting fees	7
Trustees fees	9
Registration fees	47
Other	9
Distribution and service fees:
Class A	–
Class B	708
Class C	960
Class C2	157
Class M	48

Total expenses	2,676

Net Investment Income (Loss)	6,577

Net Increase (decrease) in unrealized appreciation (depreciation) on:
Investment in affiliated mutual funds	22,190

Net Gain (Loss) on Investment in Affiliated Mutual Funds	22,190

Net Increase (Decrease) in Net Assets Resulting from Operations	$28,767

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Asset Allocation–Moderate Portfolio    2

TA IDEX Asset Allocation–Moderate Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$6,577	$1,935
Net realized gain (loss) from investment in affiliated mutual funds	–	251
Net unrealized appreciation (depreciation) on investment in affiliated mutual funds	22,190	55,947

	28,767	58,133

Distributions to Shareholders:
From net investment income:
Class A	(1,928)	(219)
Class B	(1,797)	(148)
Class C	(2,222)	(21)
Class C2	(412)	(85)
Class M	(167)	(44)

	(6,526)	(517)

From net realized gains:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	77,220	102,381
Class B	62,274	137,237
Class C	180,192	193,572
Class C2	7,241	20,189
Class M	2,273	7,305

	329,200	460,684

Dividends and distributions reinvested:
Class A	1,710	200
Class B	1,484	123
Class C	1,514	18
Class C2	324	61
Class M	153	41

	5,185	443

Cost of shares redeemed:
Class A	(15,766)	(14,662)
Class B	(14,017)	(14,226)
Class C	(15,710)	(8,858)
Class C2	(4,418)	(7,862)
Class M	(1,831)	(4,553)

	(51,742)	(50,161)

	282,643	410,966

Net increase (decrease) in net assets	304,884	468,582

Net Assets:
Beginning of period	561,637	93,055

End of period	$866,521	$561,637

Undistributed Net Investment Income (Loss)	$1,421	$1,370

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	7,097	10,668
Class B	5,742	14,694
Class C	16,570	20,375
Class C2	669	2,174
Class M	210	794

	30,288	48,705

Shares issued–reinvested from distributions:
Class A	162	23
Class B	140	14
Class C	143	2
Class C2	31	7
Class M	14	5

	490	51

Shares redeemed:
Class A	(1,446)	(1,554)
Class B	(1,289)	(1,525)
Class C	(1,437)	(929)
Class C2	(406)	(838)
Class M	(168)	(496)

	(4,746)	(5,342)

Net increase (decrease) in shares outstanding:
Class A	5,813	9,137
Class B	4,593	13,183
Class C	15,276	19,448
Class C2	294	1,343
Class M	56	303

	26,032	43,414

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Asset Allocation–Moderate Portfolio    3

TA IDEX Asset Allocation–Moderate Portfolio

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

	For the Period Ended (d)(g)	For a share of beneficial interest outstanding throughout each period
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$10.42	$0.13	$0.44	$0.57	$(0.15)	$–	$(0.15)	$10.84
	10/31/2003	8.76	0.12	1.62	1.74	(0.08)	–	(0.08)	10.42
	10/31/2002	10.00	0.04	(1.28)	(1.24)	–	–	–	8.76
Class B	04/30/2004	10.37	0.09	0.44	0.53	(0.09)	–	(0.09)	10.81
	10/31/2003	8.71	0.05	1.63	1.68	(0.02)	–	(0.02)	10.37
	10/31/2002	10.00	0.01	(1.30)	(1.29)	–	–	–	8.71
Class C	04/30/2004	10.37	0.09	0.44	0.53	(0.09)	–	(0.09)	10.81
	10/31/2003	8.71	0.05	1.63	1.68	(0.02)	–	(0.02)	10.37
Class C2	04/30/2004	10.37	0.09	0.44	0.53	(0.09)	–	(0.09)	10.81
	10/31/2003	8.71	0.05	1.63	1.68	(0.02)	–	(0.02)	10.37
	10/31/2002	10.00	0.01	(1.30)	(1.29)	–	–	–	8.71
Class M	04/30/2004	10.38	0.10	0.43	0.53	(0.10)	–	(0.10)	10.81
	10/31/2003	8.72	0.06	1.63	1.69	(0.03)	–	(0.03)	10.38
	10/31/2002	10.00	0.01	(1.29)	(1.28)	–	–	–	8.72

	For the Period Ended (g)	Total Return (c)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	5.52%	$183,716	0.22%	0.22%	2.32%	–%
	10/31/2003	19.98	116,102	0.37	0.37	1.22	18
	10/31/2002	(12.40)	17,517	0.45	0.78	0.83	12
Class B	04/30/2004	5.17	240,482	0.87	0.87	1.66	–
	10/31/2003	19.39	183,148	1.02	1.02	0.57	18
	10/31/2002	(12.90)	38,969	1.10	1.43	0.18	12
Class C	04/30/2004	5.17	375,389	0.87	0.87	1.66	–
	10/31/2003	19.39	201,774	1.02	1.02	0.57	18
Class C2	04/30/2004	5.17	49,252	0.87	0.87	1.66	–
	10/31/2003	19.39	44,225	1.02	1.02	0.57	18
	10/31/2002	(12.90)	25,444	1.10	1.43	0.18	12
Class M	04/30/2004	5.16	17,682	0.77	0.77	1.76	–
	10/31/2003	19.47	16,388	0.92	0.92	0.67	18
	10/31/2002	(12.80)	11,125	1.00	1.33	0.28	12

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	TA IDEX Asset Allocation–Moderate Portfolio (“the Fund”) commenced operations on March 1, 2002. The inception date for the Fund’s offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Asset Allocation–Moderate Portfolio     4

TA IDEX Asset Allocation–Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX Asset Allocation–Moderate Portfolio (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on March 1, 2002.

On March 1, 2004, the Fund changed its name from IDEX Asset Allocation–Moderate Portfolio to TA IDEX Asset Allocation–Moderate Portfolio.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of Shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: The Fund’s investments are valued at the net asset values of the underlying portfolios of Transamerica IDEX Mutual Funds. The net asset values of the underlying portfolios are determined at the close of the New York Stock Exchange (generally 4:00 p.m. eastern time) on the valuation date.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

ATFA has entered into an agreement with Morningstar Associates, LLC to provide investment services to the Fund. ATFA compensates Morningstar Associates, LLC as described in the Prospectus.

Transamerica Investment Management, LLC and Great Companies, LLC are affiliates of the Fund and are sub-advisers to other funds within Transamerica IDEX Mutual Funds.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.10% of ANA

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Asset Allocation–Moderate Portfolio    5

TA IDEX Asset Allocation–Moderate Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.45% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at April 30, 2004.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	N/A
Class B	0.65%
Class C	0.65%
Class C2	0.65%
Class M	0.55%

In addition, the underlying Funds’ Class A shares in which the Fund invests impose a 0.35% 12b-1 fee. To avoid duplication of 12b-1 fees, each class of fund shares of the Fund has reduced the 12b-1 fees by the amount of the underlying funds’ Class A 12b-1 fees.

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$2,402
Retained by Underwriter	381
Contingent Deferred Sales Charges	351

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $47 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $221 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Fund. At April 30, 2004, the value of invested plan amount was $10. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$285,446
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	–
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$57	October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$788,595

Unrealized Appreciation	$74,650
Unrealized (Depreciation)	(820)

Net Unrealized Appreciation (Depreciation)	$73,830

NOTE 5.	SUBSEQUENT EVENTS

On June 15, 2004, Class C2 shares will merge into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Asset Allocation–Moderate Portfolio    6

TA IDEX Asset Allocation–Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

INVESTMENT COMPANIES (99.2%) (b)

Aggressive Equity (24.3%)
TA IDEX T. Rowe Price Health Sciences	3,846,940	$45,471
TA IDEX T. Rowe Price Small Cap	4,642,094	51,713
TA IDEX Transamerica Growth Opportunities (a)	10,865,147	71,710
TA IDEX Transamerica Small/Mid Cap Value	6,706,910	98,256

Capital Preservation (0.4%)
TA IDEX Transamerica Money Market	4,491,051	4,491

Fixed-Income (20.6%)
TA IDEX PIMCO Real Return TIPS	6,500,410	66,109
TA IDEX PIMCO Total Return	1,649,729	17,075
TA IDEX Transamerica Conservative High-Yield Bond	8,027,495	73,532
TA IDEX Transamerica Convertible Securities	4,851,632	56,036
TA IDEX Transamerica Flexible Income	1,364,498	13,563

Growth Equity (39.6%)
TA IDEX American Century Large Company Value	262,250	2,567
TA IDEX Great Companies–TechnologySM (a)	11,515,197	42,606

	Shares	Value
Growth Equity (continued)
TA IDEX Janus Growth (a)	947,835	$20,018
TA IDEX Jennison Growth (a)	22,211	207
TA IDEX Marsico Growth (a)	1,508,041	13,618
TA IDEX Salomon All Cap (a)	11,910,242	175,676
TA IDEX Salomon Investors Value	11,921,471	158,675
TA IDEX Transamerica Equity (a)	3,078,233	22,533

Specialty–Real Estate (2.7%)
TA IDEX Clarion Real Estate Securities	2,492,699	29,738

World Equity (11.6%)
TA IDEX American Century International (a)	10,174,630	88,011
TA IDEX Templeton Great Companies Global (a)	5,306,997	39,059

Total Investment Companies (cost: $1,000,454)		1,090,664

Total Investment Securities (cost: $1,000,454)		$1,090,664

SUMMARY:
Investments, at value	99.2%	$1,090,664
Other assets in excess of liabilities	0.8%	8,438

Net assets	100.0%	$1,099,102

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	The Fund invests its assets in Class A shares of underlying Transamerica IDEX Mutual Funds, which are affiliates of the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Asset Allocation–Moderate Growth Portfolio    1

TA IDEX Asset Allocation–Moderate Growth Portfolio

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands) (unaudited)

Assets:
Investment securities, at value (cost: $1,000,454)	$1,090,664
Cash	1,962
Receivables:
Shares of beneficial interest sold	9,346
Interest	1
Due from investment adviser	14
Other	5

1,101,992

Liabilities:
Investment securities purchased	1,962
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	235
Management and advisory fees	102
Due to advisor	79
Distribution fees	440
Dividends to shareholders	1
Other	71

2,890

Net Assets	$1,099,102

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$1,009,653
Undistributed net investment income (loss)	293
Accumulated net realized gain (loss) from
investment in affiliated mutual funds	(1,054)
Net unrealized appreciation (depreciation) on
investment in affiliated mutual funds	90,210

Net Assets	$1,099,102

Net Assets by Class:
Class A	$268,554
Class B	287,942
Class C	487,532
Class C2	34,256
Class M	20,818
Shares Outstanding:
Class A	25,081
Class B	26,962
Class C	45,646
Class C2	3,208
Class M	1,949
Net Asset Value Per Share:
Class A	$10.71
Class B	10.68
Class C	10.68
Class C2	10.68
Class M	10.68
Maximum Offering Price Per Share (a):
Class A	$11.33
Class M	10.79

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands) (unaudited)

Investment Income:
Interest	$5
Dividends from affiliated mutual funds	5,984

5,989

Expenses:
Management and advisory fees	439
Transfer agent fees	300
Printing and shareholder reports	91
Custody fees	19
Administration fees	56
Legal fees	7
Auditing and accounting fees	7
Trustees fees	9
Registration fees	46
Other	8
Distribution and service fees:
Class A	–
Class B	800
Class C	1,216
Class C2	108
Class M	55

Total expenses before recovery of waived expenses	3,161

Recovered expenses	79

Total expenses	3,240

Net Investment Income (Loss)	2,749

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on: Investment in affiliated mutual funds	35,161

Net Increase (Decrease) in Net Assets Resulting from Operations	$37,910

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Asset Allocation–Moderate Growth Portfolio    2

TA IDEX Asset Allocation–Moderate Growth Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$2,749	$(95)
Net realized gain (loss) from investment in affiliated mutual funds	–	26
Net unrealized appreciation (depreciation) on investment in affiliated mutual funds	35,161	60,689

	37,910	60,620

Distributions to Shareholders:
From net investment income:
Class A	(1,243)	(161)
Class B	(453)	(6)
Class C	(639)	(1)
Class C2	(66)	(3)
Class M	(55)	(15)

	(2,456)	(186)

From net realized gains:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	141,468	113,138
Class B	98,756	147,200
Class C	253,693	227,401
Class C2	6,028	14,858
Class M	3,465	6,649

	503,410	509,246

Dividends and distributions reinvested:
Class A	1,112	148
Class B	375	6
Class C	455	1
Class C2	49	2
Class M	51	14

	2,042	171

Cost of shares redeemed:
Class A	(17,703)	(9,689)
Class B	(13,107)	(11,490)
Class C	(19,565)	(7,570)
Class C2	(3,283)	(7,390)
Class M	(1,737)	(4,373)

	(55,395)	(40,512)

	450,057	468,905

Net increase (decrease) in net assets	485,511	529,339

Net Assets:
Beginning of period	613,591	84,252

End of period	$1,099,102	$613,591

Undistributed Net Investment Income (Loss)	$293	$–

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	13,173	12,021
Class B	9,246	16,189
Class C	23,717	24,504
Class C2	566	1,666
Class M	326	745

	47,028	55,125

Shares issued–reinvested from distributions:
Class A	107	17
Class B	36	1
Class C	44	–
Class C2	5	–
Class M	5	2

	197	20

Shares redeemed:
Class A	(1,649)	(1,058)
Class B	(1,220)	(1,280)
Class C	(1,814)	(805)
Class C2	(305)	(851)
Class M	(161)	(481)

	(5,149)	(4,475)

Net increase (decrease) in shares outstanding:
Class A	11,631	10,980
Class B	8,062	14,910
Class C	21,947	23,699
Class C2	266	815
Class M	170	266

	42,076	50,670

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Asset Allocation–Moderate Growth Portfolio    3

TA IDEX Asset Allocation–Moderate Growth Portfolio

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$10.13	$0.06	$0.60	$0.66	$(0.08)	$–	$(0.08)	$10.71
	10/31/2003	8.37	0.04	1.77	1.81	(0.05)	–	(0.05)	10.13
	10/31/2002	10.00	0.02	(1.65)	(1.63)	–	–	–	8.37
Class B	04/30/2004	10.09	0.03	0.58	0.61	(0.02)	–	(0.02)	10.68
	10/31/2003	8.33	(0.02)	1.78	1.76	–	–	–	10.09
	10/31/2002	10.00	(0.01)	(1.66)	(1.67)	–	–	–	8.33
Class C	04/30/2004	10.09	0.03	0.58	0.61	(0.02)	–	(0.02)	10.68
	10/31/2003	8.31	(0.02)	1.80	1.78	–	–	–	10.09
Class C2	04/30/2004	10.09	0.03	0.58	0.61	(0.02)	–	(0.02)	10.68
	10/31/2003	8.33	(0.02)	1.78	1.76	–	–	–	10.09
	10/31/2002	10.00	(0.01)	(1.66)	(1.67)	–	–	–	8.33
Class M	04/30/2004	10.09	0.03	0.59	0.62	(0.03)	–	(0.03)	10.68
	10/31/2003	8.34	(0.01)	1.77	1.76	(0.01)	–	(0.01)	10.09
	10/31/2002	10.00	(0.01)	(1.65)	(1.66)	–	–	–	8.34

	For the Period Ended (g)	Total Return (c)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	6.50%	$268,554	0.22%	0.24%	1.12%	–%
	10/31/2003	21.79	136,295	0.44	0.44	0.48	15
	10/31/2002	(16.30)	20,681	0.45	0.90	0.41	21
Class B	04/30/2004	6.06	287,942	0.87	0.89	0.47	–
	10/31/2003	21.15	190,621	1.09	1.09	(0.17)	15
	10/31/2002	(16.70)	33,241	1.10	1.55	(0.24)	21
Class C	04/30/2004	6.06	487,532	0.87	0.89	0.47	–
	10/31/2003	21.44	239,043	1.09	1.09	(0.17)	15
Class C2	04/30/2004	6.06	34,256	0.87	0.89	0.47	–
	10/31/2003	21.15	29,672	1.09	1.09	(0.17)	15
	10/31/2002	(16.70)	17,719	1.10	1.55	(0.24)	21
Class M	04/30/2004	6.15	20,818	0.77	0.79	0.57	–
	10/31/2003	21.12	17,960	0.99	0.99	(0.07)	15
	10/31/2002	(16.60)	12,611	1.00	1.45	(0.14)	21

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any and excludes the recovery of waived expenses (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	TA IDEX Asset Allocation – Moderate Growth Portfolio (“the Fund”) commenced operations on March 1, 2002. The inception date for the Fund’s offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Asset Allocation–Moderate Growth Portfolio    4

TA IDEX Asset Allocation–Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX Asset Allocation–Moderate Growth Portfolio (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on March 1, 2002.

On March 1, 2004, the Fund changed its name from IDEX Asset Allocation–Moderate Growth Portfolio to TA IDEX Asset Allocation–Moderate Growth Portfolio.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of Shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: The Fund’s investments are valued at the net asset values of the underlying portfolios of Transamerica IDEX Mutual Funds. The net asset values of the underlying portfolios are determined at the close of the New York Stock Exchange (generally 4:00 p.m. eastern time) on the valuation date.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account Maintenance Fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder’s account.

No fee will be charged under the following conditions:

•	accounts opened within the preceding 24 months

•	accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•	accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•	UTMA/UGMA accounts

•	Fiduciary accounts

•	B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the period ended April 30, 2004, this fee totaled less than $1. These fees are included in Paid in Capital in the Statement of Assets & Liabilities.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Asset Allocation–Moderate Growth Portfolio    5

TA IDEX Asset Allocation–Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

ATFA has entered into an agreement with Morningstar Associates, LLC to provide investment services to the Fund. ATFA compensates Morningstar Associates, LLC as described in the Prospectus.

Transamerica Investment Management, LLC and Great Companies, LLC are affiliates of the Fund and are sub-advisers to other funds within Transamerica IDEX Mutual Funds.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.10% of ANA

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.45% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Expenses Recovered by Adviser	Increase in Expenses to Average Net Assets
Recovered in 2004	79	0.02%

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	N/A
Class B	0.65%
Class C	0.65%
Class C2	0.65%
Class M	0.55%

In addition, the underlying Funds’ Class A shares in which the Fund invests impose a 0.35% 12b-1 fee. To avoid duplication of 12b-1 fees, each class of fund shares of the Fund has reduced the 12b-1 fees by the amount of the underlying funds’ Class A 12b-1 fees.

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$4,356
Retained by Underwriter	670
Contingent Deferred Sales Charges	413

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $56 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $300 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Fund. At April 30, 2004, the value of invested plan amount was $11. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Asset Allocation–Moderate Growth Portfolio    6

TA IDEX Asset Allocation–Moderate Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$453,378
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	–
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$978	October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$1,000,530

Unrealized Appreciation	$91,282
Unrealized (Depreciation)	(1,148)

Net Unrealized Appreciation (Depreciation)	$90,134

NOTE 5.	SUBSEQUENT EVENTS

On June 15, 2004, Class C2 shares merged into Class C shares.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Asset Allocation–Moderate Growth Portfolio     7

TA IDEX Clarion Real Estate Securities

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands) (unaudited)

	Shares	Value

COMMON STOCKS (97.5%)

Apartments (16.0%)
Archstone-Smith Trust	158,700	$4,353
Avalonbay Communities, Inc.	42,500	2,109
Camden Property Trust	110,960	4,696
Gables Residential Trust	44,400	1,412
Home Properties of New York, Inc.	56,500	2,110
United Dominion Realty Trust, Inc.	122,900	2,206

Diversified (4.9%)
Keystone Property Trust	72,200	1,469
Liberty Property Trust	102,249	3,736

Health Care (3.3%)
Health Care REIT, Inc. (b)	79,190	2,529
Omega Healthcare Investors, Inc.	107,500	994

Hotels (4.2%)
Host Marriott Corporation (a)(b)	268,800	3,199
LaSalle Hotel Properties	58,700	1,291

Hotels & Other Lodging Places (6.6%)
Hilton Hotels Corporation	83,800	1,466
Starwood Hotels & Resorts Worldwide, Inc.	137,200	5,459

Office Property (28.4%)
Arden Realty, Inc.	129,750	3,661
Boston Properties, Inc. (b)	103,400	4,860
Brandywine Realty Trust	81,000	2,053
Corporate Office Properties Trust	98,900	2,013
Mack-Cali Realty Corporation	105,450	3,939
Maguire Properties, Inc.	142,400	3,245
Prentiss Properties Trust	131,260	4,206
SL Green Realty Corp.	53,300	2,175
Trizec Properties, Inc.	261,400	3,742

Regional Mall (20.5%)
CBL & Associates Properties, Inc.	37,280	1,873
Chelsea Property Group, Inc.	41,000	2,091
General Growth Properties, Inc.	158,300	4,292
Macerich Company (The)	98,500	4,124
Mills Corporation (The)	100,400	4,076
Simon Property Group, Inc. (b)	108,600	5,236

Shopping Center (8.3%)
Acadia Realty Trust	90,600	1,138
Developers Diversified Realty Corporation	98,100	3,213
New Plan Realty Trust, Inc.	32,400	727
Regency Centers Corporation	96,300	3,651

Storage (0.6%)
Shurgard Storage Centers, Inc.	20,600	686

Warehouse (4.7%)
Catellus Development Corporation	59,903	1,291
ProLogis	124,100	3,651

Total Common Stocks (cost: $105,986)		102,972

	Principal	Value
SECURITY LENDING COLLATERAL (5.3%)
Debt (3.0)%

Bank Notes (0.5%)
Canadian Imperial Bank of Commerce 1.10%, due 11/04/2004	$280	$280
Fleet National Bank 1.00%, due 07/21/2004	280	280

Euro Dollar Overnight (0.3%)
Credit Agricole Indosuez 1.00%, due 05/07/2004	168	168
Royal Bank of Scotland Group PLC (The) 1.00%, due 05/07/2004	101	101

Euro Dollar Terms (0.7%)
Bank of Montreal 1.02%, due 05/21/2004	33	33
BNP Paribas SA 1.01%, due 05/18/2004	168	168
1.08%, due 07/29/2004	168	168
Den Danske Bank 1.02%, due 05/20/2004	112	112
Royal Bank of Scotland Group PLC (The) 1.05%, due 07/15/2004	112	112
Wells Fargo & Company 1.02%, due 05/14/2004	168	168

Promissory Notes (0.4%)
Goldman Sachs Group, Inc. (The) 1.13%, due 07/29/2004	391	391

Repurchase Agreements (1.1%) (c)
Merrill Lynch & Co., Inc. 1.04% Repurchase Agreement dated 04/30/2004 to be repurchased at $1,119 on 05/03/2004	1,119	1,119

	Shares	Value
Investment Companies (2.3%)

Money Market Funds (2.3%)
American AAdvantage Select Fund 1-day yield of 0.98%	335,742	$336
Barclays Institutional Money Market Fund 1-day yield of 1.02%	783,397	783
Merrill Lynch Premier Institutional Fund 1-day yield of 0.97%	303,234	303
Merrimac Cash Series Fund– Premium Class 1-day yield of 0.99%	1,119,138	1,119

Total Security Lending Collateral (cost: $5,641)		5,641

Total Investment Securities (cost: $111,627)		$108,613

SUMMARY:
Investments, at value	102.8%	$108,613
Liabilities in excess of other assets	(2.8)%	(2,925)

Net assets	100.0%	$105,688

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At April 30, 2004, all or a portion of this security is on loan (see Note 1). The value at April 30, 2004, of all securities on loan is $5,351.
(c)	Cash collateral for the Repurchase Agreements, valued at $1,142, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%–9.75% and maturity dates ranging from 08/15/2004–11/15/2096, including some issues having a perpetual maturity.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Clarion Real Estate Securities    1

TA IDEX Clarion Real Estate Securities

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $111,627) (including securities loaned of $5,351)	$108,613
Cash	2,918
Receivables:
Investment securities sold	60
Shares of beneficial interest sold	39
Interest	1
Dividends	358
Other	7

111,996

Liabilities:
Investment securities purchased	458
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	48
Management and advisory fees	73
Distribution fees	35
Transfer agent fees	2
Payable for collateral for securities on loan	5,641
Other	51

6,308

Net Assets	$105,688

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$104,515
Undistributed net investment income (loss)	250
Undistributed net realized gain (loss) from investment securities	3,937
Net unrealized appreciation (depreciation) on investment securities	(3,014)

Net Assets	$105,688

Net Assets by Class:
Class A	$99,917
Class B	2,336
Class C	2,844
Class C2	246
Class M	345
Shares Outstanding:
Class A	8,374
Class B	196
Class C	240
Class C2	21
Class M	28
Net Asset Value Per Share:
Class A	$11.93
Class B	11.90
Class C	11.90
Class C2	11.90
Class M	11.92
Maximum Offering Price Per Share (a):
Class A	$12.62
Class M	12.04

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$4
Dividends	2,293
Income from loaned securities–net	3

2,300

Expenses:
Management and advisory fees	352
Transfer agent fees	4
Custody fees	7
Administration fees	11
Legal fees	1
Auditing and accounting fees	5
Trustees fees	1
Registration fees	41
Other	3
Distribution and service fees:
Class A	144
Class B	12
Class C	14
Class C2	1
Class M	2

Total expenses	598

Net Investment Income (Loss)	1,702

Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	3,963
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(6,312)

Net Gain (Loss) on Investment Securities	(2,349)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(647)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Clarion Real Estate Securities    2

TA IDEX Clarion Real Estate Securities

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003 (a)
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$1,702	$1,172
Net realized gain (loss) from investment securities	3,963	3,100
Net unrealized appreciation (depreciation) on investment securities	(6,312)	3,298

	(647)	7,570

Distributions to Shareholders:
From net investment income:
Class A	(1,913)	(583)
Class B	(47)	(13)
Class C	(56)	(14)
Class C2	(5)	(2)
Class M	(7)	(2)

	(2,028)	(614)

From net realized gains:
Class A	(2,914)	–
Class B	(87)	–
Class C	(102)	–
Class C2	(10)	–
Class M	(13)	–

	(3,126)	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	37,320	57,510
Class B	1,185	1,793
Class C	1,466	1,816
Class C2	100	200
Class M	104	215

	40,175	61,534

Dividends and distributions reinvested:
Class A	4,821	582
Class B	106	11
Class C	120	11
Class C2	15	2
Class M	14	1

	5,076	607

Cost of shares redeemed:
Class A	(793)	(610)
Class B	(639)	(139)
Class C	(521)	(54)
Class C2	(83)	(6)
Class M	(9)	(5)

	(2,045)	(814)

	43,206	61,327

Net increase (decrease) in net assets	37,405	68,283

Net Assets:
Beginning of period	68,283	–

End of period	$105,688	$68,283

Undistributed Net Investment Income (Loss)	$250	$576

	April 30, 2004 (unaudited)	October 31, 2003 (a)
Share Activity:
Shares issued:
Class A	2,819	5,238
Class B	91	159
Class C	114	160
Class C2	8	19
Class M	8	20

	3,040	5,596

Shares issued–reinvested from distributions:
Class A	386	49
Class B	8	1
Class C	10	1
Class C2	1	–
Class M	1	–

	406	51

Shares redeemed:
Class A	(63)	(55)
Class B	(51)	(12)
Class C	(41)	(4)
Class C2	(7)	–
Class M	(1)	–

	(163)	(71)

Net increase (decrease) in shares outstanding:
Class A	3,142	5,232
Class B	48	148
Class C	83	157
Class C2	2	19
Class M	8	20

	3,283	5,576

(a) Commenced operations March 1, 2003.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Clarion Real Estate Securities    3

TA IDEX Clarion Real Estate Securities

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$12.25	$0.27	$0.26	$0.53	$(0.31)	$(0.54)	$(0.85)	$11.93
	10/31/2003	10.00	0.43	1.95	2.38	(0.13)	–	(0.13)	12.25
Class B	04/30/2004	12.22	0.22	0.27	0.49	(0.27)	(0.54)	(0.81)	11.90
	10/31/2003	10.00	0.38	1.95	2.33	(0.11)	–	(0.11)	12.22
Class C	04/30/2004	12.22	0.21	0.28	0.49	(0.27)	(0.54)	(0.81)	11.90
	10/31/2003	10.00	0.38	1.95	2.33	(0.11)	–	(0.11)	12.22
Class C2	04/30/2004	12.22	0.21	0.28	0.49	(0.27)	(0.54)	(0.81)	11.90
	10/31/2003	10.00	0.37	1.96	2.33	(0.11)	–	(0.11)	12.22
Class M	04/30/2004	12.22	0.22	0.30	0.52	(0.28)	(0.54)	(0.82)	11.92
	10/31/2003	10.00	0.38	1.95	2.33	(0.11)	–	(0.11)	12.22

			Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	4.12%	$99,917	1.32%	1.32%	3.93%	49%
	10/31/2003	23.80	64,090	1.75	1.76	5.55	95
Class B	04/30/2004	3.81	2,336	1.97	1.97	3.28	49
	10/31/2003	23.33	1,804	2.40	2.41	4.91	95
Class C	04/30/2004	3.81	2,844	1.97	1.97	3.28	49
	10/31/2003	23.33	1,913	2.40	2.41	4.91	95
Class C2	04/30/2004	3.81	246	1.97	1.97	3.28	49
	10/31/2003	23.33	226	2.39	2.40	4.91	95
Class M	04/30/2004	4.02	345	1.87	1.87	3.38	49
	10/31/2003	23.36	250	2.30	2.31	5.01	95

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding.

(e)	Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursement by the investment adviser, if any (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g)	TA IDEX Clarion Real Estate Securities commenced operations on March 1, 2003.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Clarion Real Estate Securities    4

TA IDEX Clarion Real Estate Securities

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX Clarion Real Estate Securities (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on March 1, 2003.

On March 1, 2004, the Fund changed its name from IDEX Clarion Real Estate Securities to TA IDEX Clarion Real Estate Securities.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of Shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party. Directed commissions during the period ended April 30, 2004, of $31 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $1 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Clarion Real Estate Securities    5

TA IDEX Clarion Real Estate Securities

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Real Estate Investment Trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Since the Fund invests primarily in real estate securities, the value of its shares may fluctuate more widely than the value of shares of a fund that invests in a broad range of industries.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation - Conservative Portfolio	$18,778	18%
TA IDEX Asset Allocation - Growth Portfolio	7,698	7%
TA IDEX Asset Allocation - Moderate Growth Portfolio	29,738	28%
TA IDEX Asset Allocation - Moderate Portfolio	41,215	39%

Total	$97,429	92%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

0.80% of the first $250 million of ANA

0.775% of the next $250 million of ANA

0.70% of the next $500 million of ANA

0.65% of ANA over $1 billion

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.40% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at April 30, 2004.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Clarion Real Estate Securities    6

TA IDEX Clarion Real Estate Securities

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$17
Retained by Underwriter	3
Contingent Deferred Sales Charges	10

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $11 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $4 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Fund. At April 30, 2004, the value of invested plan amount was $1. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$82,462
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	42,309
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$111,331

Unrealized Appreciation	$2,802
Unrealized (Depreciation)	(5,520)

Net Unrealized Appreciation (Depreciation)	$(2,718)

NOTE 5.	SUBSEQUENT EVENTS

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Clarion Real Estate Securities    7

TA IDEX Federated Tax Exempt

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

LONG-TERM MUNICIPAL BONDS (98.5%)

Alabama (1.5%)
Alabama Water Pollution Control, Revenue Bonds 5.50%, due 08/15/2023	$500	$527

Arkansas (1.5%)
Jefferson County Hospital Association, Revenue Bonds, Series B 5.80%, due 06/01/2021	500	525

California (3.5%)
California Health Facilities Financing Authority, Revenue Bonds, Series I (b) 4.95%, due 07/01/2026	145	146
California State, General Obligation Bonds 5.25%, due 02/01/2014	500	526
Torrance Memorial Medical Center, Revenue Bonds, Series A 6.00%, due 06/01/2022	500	530

Colorado (1.6%)
Colorado Department of Transportation, Revenue Bonds, Series A (a) 5.50%, due 06/15/2015	500	565

District of Columbia (1.6%)
District of Columbia Water and Sewer Authority, Revenue Bonds 5.50%, due 10/01/2017	500	557

Illinois (9.3%)
Illinois Development Finance Authority, Revenue Bonds, Series A 5.38%, due 10/01/2019	500	526
Illinois Educational Facilities Authority, Revenue Bonds, Series A 5.00%, due 07/01/2026	500	488
Illinois State Partnership, Department of Central Management, Public Improvements, General Obligation Bonds 5.65%, due 07/01/2017	1,000	1,083
McHenry County Community School District, General Obligation Bonds, Series A 5.85%, due 01/01/2016	1,000	1,093

Indiana (5.6%)
Indiana Health Facilities Financing Authority, Revenue Bonds 6.25%, due 03/01/2025	300	302
Indiana State Development Finance Authority, Revenue Bonds (b) 5.25%, due 12/01/2022	500	537
Indianapolis Gas Utility, Revenue Bonds, Series A 5.25%, due 08/15/2012	1,000	1,076

Iowa (2.3%)
Iowa State Certificate of Participation, Revenue Bonds 6.50%, due 07/01/2006	775	781

	Principal	Value

Louisiana (1.5%)
Sabine River Authority, Water Facilities, Revenue Bonds 6.20%, due 02/01/2025	$500	$532

Massachusetts (1.5%)
Massachusetts State Development Finance Agency, Revenue Bonds 6.38%, due 07/01/2023	500	529

Michigan (6.1%)
Cornell Michigan, Economic Development, Revenue Bonds 5.88%, due 05/01/2018	500	519
Michigan Municipal Bond Authority, Revenue Bonds 5.50%, due 10/01/2022	500	567
Michigan State Strategic Fund Limited Obligation, Revenue Bonds 5.45%, due 09/01/2029	1,000	1,018

Minnesota (1.5%)
Minneapolis & St. Paul Minnesota Housing & Redevelopment Authority, Revenue Bonds 6.00%, due 12/01/2019	500	524

Mississippi (1.7%)
Lowndes County Solid Waste Disposal & Pollution Control, Revenue Bonds (b) 6.70%, due 04/01/2022	500	569

Nevada (2.8%)
Clark County Industrial Development, Revenue Bonds (b) 5.45%, due 03/01/2038	400	422
Clark County School District, School Improvements, General Obligation Bonds, Series F 5.00%, due 06/15/2006	500	531

New Hampshire (0.4%)
New Hampshire State Housing Authority, Single-Family Mortgage, Revenue Bonds, Series C 6.13%, due 01/01/2020	140	145

New Jersey (0.6%)
New Jersey Economic Development Authority, Revenue Bonds, Series A 5.80%, due 11/01/2031	200	195

New Mexico (0.7%)
New Mexico Mortgage and Finance Authority, Revenue Bonds 6.05%, due 09/01/2021	240	250

New York (15.2%)
Dormitory Authority of the State of New York, Revenue Bonds, Series A 5.25%, due 07/01/2024	500	496
Hempstead Town, New York Industrial Development Agency, Revenue Bonds 4.63%, due 07/01/2021	500	476

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Federated Tax Exempt    1

TA IDEX Federated Tax Exempt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

New York (continued)
New York City Industrial Development Agency, Revenue Bonds 5.38%, due 07/01/2017	$250	$269
5.13%, due 12/30/2023	500	476
New York City Transitional Finance Authority, Revenue Bonds 5.50%, due 02/15/2019	640	688
5.50%, due 02/15/2019	360	406
New York City, General Obligation Bonds 5.00%, due 08/01/2020	500	503
New York State Mortgage Agency, Revenue Bonds, Series 95 5.50%, due 10/01/2017	500	527
Niagara County Industrial Development Agency, Revenue Bonds, Series D (b) 5.55%, due 11/15/2024	500	524
United Nations Development Corporation, Revenue Bonds, Series A 5.25%, due 07/01/2024	250	252
Warwick Valley Central School District, School Improvements, General Obligation Bonds 5.50%, due 01/15/2017	570	618

North Carolina (2.9%)
North Carolina Housing and Finance Agency Authority, Revenue Bonds 5.25%, due 01/01/2022	445	452
North Carolina Municipal Power Agency, Revenue Bonds, Series A 5.50%, due 01/01/2012	500	532

North Dakota (1.0%)
North Dakota State Housing and Finance Authority, Revenue Bonds, Series C 6.00%, due 07/01/2020	320	333

Ohio (6.2%)
Ohio State Air Quality Development Authority, Revenue Bonds 6.00%, due 12/01/2013	500	514
Ohio State, General Obligation Bonds, Series A 5.38%, due 09/15/2017	500	538
Ohio State, Highway Improvement, Revenue Bonds 5.00%, due 06/15/2006	500	532
Steubenville Hospital Improvement Facilities, Revenue Bonds 6.38%, due 10/01/2020	500	531

Oregon (1.5%)
Clackamas County Hospital Facilities, Revenue Bonds, Series A 5.25%, due 05/01/2021	500	513

Pennsylvania (4.0%)
Pennsylvania State Facilities Authority, Revenue Bonds 6.00%, due 01/15/2022	500	529

	Principal	Value

Pennsylvania (continued)
Pennsylvania State Higher Educational Facilities Authority, Revenue Bonds 5.25%, due 05/01/2023	$350	$342
Sayre, Pennsylvania Health Care Facilities, Revenue Bonds 5.75%, due 12/01/2021	500	520

Rhode Island (4.7%)
Providence Public Building Authority, Revenue Bonds, Series A 5.70%, due 12/15/2015	500	556
Rhode Island Clean Water Financing Agency, Revenue Bonds 5.80%, due 09/01/2022	1,000	1,060

South Dakota (1.5%)
South Dakota Housing Development Agency, Revenue Bonds, Series C 5.35%, due 05/01/2022	500	515

Tennessee (3.8%)
Memphis-Shelby County, Tennessee Airport, Revenue Bonds 5.00%, due 09/01/2009	500	528
Sullivan County Health & Educational Housing Facilities Board Review, Revenue Bonds 6.25%, due 09/01/2022	250	262
Tennessee Housing Development Agency, Revenue Bonds 5.38%, due 01/01/2018	495	517

Texas (3.6%)
Houston Port Authority, Harris County, General Obligation Bonds, Series A 5.50%, due 10/01/2024	500	528
Kingsbridge Municipal Utility District, General Obligation Bonds 5.38%, due 03/01/2015	500	531
Sabine River Authority of Texas, Revenue Bonds, Series A 5.80%, due 07/01/2022	165	167

Virginia (1.6%)
Virginia Commonwealth Transportation Board, Revenue Bonds, Series B 4.50%, due 05/15/2008	500	535

Washington (3.2%)
Northwest Washington Electric, Revenue Bonds, Series A 5.75%, due 07/01/2018	500	548
University of Washington, Student Facilities Improvements, Revenue Bonds 5.88%, due 06/01/2016	500	561

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Federated Tax Exempt    2

TA IDEX Federated Tax Exempt

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Wisconsin (2.3%)
Wisconsin State Health & Educational Facilities Authority, Revenue Bonds 6.00%, due 07/01/2021	$250	$262
5.75%, due 08/15/2025	500	520

Wyoming (3.3%)
Wyoming State Farm Loan Board, Capital Facilities, Revenue Bonds 5.75%, due 10/01/2020	1,000	1,133

Total Long-Term Municipal Bonds (cost: $32,357)		33,857

	Principal	Value

SHORT-TERM MUNICIPAL BONDS (0.3%)

Indiana Health Facilities Financing Authority, Revenue Bonds (b) 1.07%, due 03/01/2030	$100	$100

Total Short-Term Municipal Bonds (cost: $100)		100

Total Investment Securities (cost: $32,457)		$33,957

SUMMARY:
Investments, at value	98.8%	$33,957
Other assets in excess of liabilities	1.2%	422

Net assets	100.0%	$34,379

FUTURES CONTRACTS
	Contracts	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	(40)	06/30/2004	$(4,485)	$65

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	At April 30, 2004, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at April 30, 2004, is $ 113.
(b)	Floating or variable rate note. Rate is listed as of April 30, 2004.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Federated Tax Exempt    3

TA IDEX Federated Tax Exempt

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $32,457)	$33,957
Cash	32
Receivables:
Investment securities sold	41
Interest	483
Other	5

34,518

Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	32
Management and advisory fees	13
Distribution fees	18
Transfer agent fees	26
Dividends to shareholders	1
Variation margin	13
Other	36

139

Net Assets	$34,379

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$33,443
Undistributed net investment income (loss)	47
Accumulated net realized gain (loss) from
investment securities	(675)
Net unrealized appreciation (depreciation) on:
Investment securities	1,499
Futures contracts	65

Net Assets	$34,379

Net Assets by Class:
Class A	$18,217
Class B	8,339
Class C	2,537
Class C2	3,663
Class M	1,623
Shares Outstanding:
Class A	1,567
Class B	718
Class C	219
Class C2	315
Class M	140
Net Asset Value Per Share:
Class A	$11.63
Class B	11.62
Class C	11.62
Class C2	11.62
Class M	11.62
Maximum Offering Price Per Share (a):
Class A	$12.21
Class M	11.74

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$885

Expenses:
Management and advisory fees	108
Transfer agent fees	22
Printing and shareholder reports	16
Custody fees	4
Administration fees	9
Legal fees	1
Auditing and accounting fees	7
Trustees fees	1
Registration fees	25
Other	22
Distribution and service fees:
Class A	33
Class B	47
Class C	10
Class C2	20
Class M	5

Total expenses	330
Less:
Advisory fee waiver	(40)

Net expenses	290

Net Investment Income (Loss)	595

Net Realized Gain (Loss) from: Investment securities	239

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(507)
Futures contracts	65

(442)

Net Gain (Loss) on Investment Securities and Futures Contracts	(203)

Net Increase (Decrease) in Net Assets Resulting from Operations	$392

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Federated Tax Exempt    4

TA IDEX Federated Tax Exempt

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$595	$1,310
Net realized gain (loss) from investment securities	239	102
Net unrealized appreciation (depreciation) on investment securities and futures contracts	(442)	553

	392	1,965

Distributions to Shareholders:
From net investment income:
Class A	(347)	(704)
Class B	(142)	(338)
Class C	(30)	(31)
Class C2	(63)	(141)
Class M	(30)	(80)

	(612)	(1,294)

From net realized gains:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	713	12,413
Class B	327	2,696
Class C	1,567	2,135
Class C2	622	1,764
Class M	7	168

	3,236	19,176

Dividends and distributions reinvested:
Class A	264	533
Class B	89	225
Class C	21	21
Class C2	27	73
Class M	25	65

	426	917

Cost of shares redeemed:
Class A	(1,593)	(14,819)
Class B	(1,941)	(5,234)
Class C	(627)	(533)
Class C2	(1,151)	(2,980)
Class M	(268)	(1,294)

	(5,580)	(24,860)

	(1,918)	(4,767)

Net increase (decrease) in net assets	(2,138)	(4,096)

Net Assets:
Beginning of period	36,517	40,613

End of period	$34,379	$36,517

Undistributed Net Investment Income (Loss)	$47	$64

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	60	1,067
Class B	28	231
Class C	131	183
Class C2	52	152
Class M	1	14

	272	1,647

Shares issued–reinvested from distributions:
Class A	22	46
Class B	8	20
Class C	2	2
Class C2	2	6
Class M	2	6

	36	80

Shares redeemed:
Class A	(134)	(1,272)
Class B	(164)	(448)
Class C	(53)	(46)
Class C2	(97)	(256)
Class M	(23)	(110)

	(471)	(2,132)

Net increase (decrease) in shares outstanding:
Class A	(52)	(159)
Class B	(128)	(197)
Class C	80	139
Class C2	(43)	(98)
Class M	(20)	(90)

	(163)	(405)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Federated Tax Exempt    5

TA IDEX Federated Tax Exempt

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$11.70	$0.21	$(0.06)	$0.15	$(0.22)	$–	$(0.22)	$11.63
	10/31/2003	11.51	0.41	0.19	0.60	(0.41)	–	(0.41)	11.70
	10/31/2002	11.44	0.38	0.14	0.52	(0.45)	–	(0.45)	11.51
	10/31/2001	10.91	0.40	0.56	0.96	(0.43)	–	(0.43)	11.44
	10/31/2000	10.60	0.44	0.42	0.86	(0.44)	(0.11)	(0.55)	10.91
	10/31/1999	11.94	0.44	(1.14)	(0.70)	(0.44)	(0.20)	(0.64)	10.60
Class B	04/30/2004	11.69	0.17	(0.06)	0.11	(0.18)	–	(0.18)	11.62
	10/31/2003	11.51	0.34	0.17	0.51	(0.33)	–	(0.33)	11.69
	10/31/2002	11.44	0.30	0.11	0.41	(0.34)	–	(0.34)	11.51
	10/31/2001	10.90	0.34	0.56	0.90	(0.36)	–	(0.36)	11.44
	10/31/2000	10.59	0.37	0.42	0.79	(0.37)	(0.11)	(0.48)	10.90
	10/31/1999	11.94	0.35	(1.14)	(0.79)	(0.36)	(0.20)	(0.56)	10.59
Class C	04/30/2004	11.69	0.19	(0.08)	0.11	(0.18)	–	(0.18)	11.62
	10/31/2003	11.59	0.33	0.10	0.43	(0.33)	–	(0.33)	11.69
Class C2	04/30/2004	11.70	0.17	(0.07)	0.10	(0.18)	–	(0.18)	11.62
	10/31/2003	11.51	0.34	0.18	0.52	(0.33)	–	(0.33)	11.70
	10/31/2002	11.44	0.29	0.12	0.41	(0.34)	–	(0.34)	11.51
	10/31/2001	10.90	0.65	0.25	0.90	(0.36)	–	(0.36)	11.44
	10/31/2000	10.59	0.37	0.42	0.79	(0.37)	(0.11)	(0.48)	10.90
Class M	04/30/2004	11.70	0.20	(0.08)	0.12	(0.20)	–	(0.20)	11.62
	10/31/2003	11.51	0.38	0.19	0.57	(0.38)	–	(0.38)	11.70
	10/31/2002	11.44	0.36	0.09	0.45	(0.38)	–	(0.38)	11.51
	10/31/2001	10.91	0.40	0.53	0.93	(0.40)	–	(0.40)	11.44
	10/31/2000	10.59	0.42	0.42	0.84	(0.41)	(0.11)	(0.52)	10.91
	10/31/1999	11.94	0.39	(1.14)	(0.75)	(0.40)	(0.20)	(0.60)	10.59

			Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	1.25%	$18,217	1.35%	1.55%	3.63%	13%
	10/31/2003	5.26	18,948	1.35	1.52	3.53	22
	10/31/2002	4.26	20,469	1.35	1.46	3.63	55
	10/31/2001	8.99	23,190	1.35	1.48	3.80	35
	10/31/2000	8.38	16,999	1.35	1.68	4.14	67
	10/31/1999	(6.23)	20,996	1.35	1.50	3.83	36
Class B	04/30/2004	0.92	8,339	2.00	2.20	2.98	13
	10/31/2003	4.48	9,897	2.00	2.17	2.88	22
	10/31/2002	3.63	12,019	2.00	2.11	2.98	55
	10/31/2001	8.32	6,276	2.00	2.13	3.15	35
	10/31/2000	7.72	1,728	2.00	2.33	3.49	67
	10/31/1999	(6.89)	1,253	2.00	2.15	3.18	36
Class C	04/30/2004	0.92	2,537	2.00	2.20	2.98	13
	10/31/2003	3.76	1,621	2.00	2.17	2.88	22
Class C2	04/30/2004	0.83	3,663	2.00	2.20	2.98	13
	10/31/2003	4.57	4,182	2.00	2.17	2.88	22
	10/31/2002	3.63	5,247	2.00	2.11	2.98	55
	10/31/2001	8.32	1,636	2.00	2.13	3.15	35
	10/31/2000	7.72	195	2.00	2.33	3.49	67
Class M	04/30/2004	1.04	1,623	1.60	1.80	3.38	13
	10/31/2003	5.00	1,869	1.60	1.77	3.28	22
	10/31/2002	4.02	2,878	1.60	1.71	3.38	55
	10/31/2001	8.73	2,413	1.60	1.73	3.55	35
	10/31/2000	8.13	2,014	1.60	1.93	3.89	67
	10/31/1999	(6.56)	2,193	1.60	1.75	3.58	36

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Federated Tax Exempt    6

TA IDEX Federated Tax Exempt

FINANCIAL HIGHLIGHTS (continued)

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003, and 4/30/2004.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	The inception date for the Fund’s offering of share classes are as follows:

Class C – November 11, 2002

Class C2 – November 1, 1999

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Federated Tax Exempt    7

TA IDEX Federated Tax Exempt

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX Federated Tax Exempt (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on April 1, 1985.

On March 1, 2004, the Fund changed its name from IDEX Federated Tax Exempt to TA IDEX Federated Tax Exempt.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amounts of open futures contracts at April 30, 2004, are listed in the Schedule of Investments. The variation margin payable is included in the accompanying Statements of Assets and Liabilities. Variation margin payable represents the additional payments due in order to maintain the equity account at the required margin level.

Account Maintenance Fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder’s account.

No fee will be charged under the following conditions:

•	accounts opened within the preceding 24 months

•	accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Federated Tax Exempt     8

TA IDEX Federated Tax Exempt

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

•	accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•	UTMA/UGMA accounts

•	Fiduciary accounts

•	B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the period ended April 30, 2004, this fee totaled less than $1. These fees are included in Paid in Capital in the Statement of Assets & Liabilities.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.60% of ANA

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at April 30, 2004.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.60%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$17
Retained by Underwriter	3
Contingent Deferred Sales Charges	25

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $9 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $22 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2004, the value of invested plan amounts was $4. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Federated Tax Exempt     9

TA IDEX Federated Tax Exempt

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$4,395`
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	5,821
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$914	October 31, 2008

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$32,457

Unrealized Appreciation	$1,641
Unrealized (Depreciation)	(141)

Net Unrealized Appreciation (Depreciation)	$1,500

NOTE 5.	SUBSEQUENT EVENTS

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Federated Tax Exempt    10

TA IDEX Great Companies–AmericaSM

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

COMMON STOCKS (94.3%)

Aerospace (6.5%)
United Technologies Corporation	109,402	$9,437

Beverages (4.3%)
Coca-Cola Company (The)	60,000	3,034
PepsiCo, Inc.	57,600	3,139

Business Services (11.9%)
First Data Corporation	232,200	10,540
Omnicom Group, Inc.	83,900	6,671

Chemicals & Allied Products (9.5%)
Colgate-Palmolive Company	122,600	7,096
Procter & Gamble Company (The)	63,000	6,662

Commercial Banks (4.6%)
Citigroup Inc.	136,800	6,578

Computer & Office Equipment (3.0%)
International Business Machines Corporation	48,800	4,303

Electronic & Other Electric Equipment (7.0%)
General Electric Company	335,100	10,036

Electronic Components & Accessories (4.3%)
Texas Instruments Incorporated	245,801	6,169

Insurance (4.8%)
American International Group, Inc.	97,100	6,957

	Shares	Value
Insurance Agents, Brokers & Service (2.0%)
Marsh & McLennan Companies, Inc.	64,900	$2,927

Medical Instruments & Supplies (4.3%)
Medtronic, Inc.	123,200	6,216

Paper & Allied Products (7.1%)
3M Company	118,600	10,257

Pharmaceuticals (16.4%)
Abbott Laboratories	206,700	9,099
Johnson & Johnson	57,800	3,123
Pfizer Inc.	192,900	6,898
Wyeth	115,500	4,397

Security & Commodity Brokers (8.6%)
Goldman Sachs Group, Inc. (The)	27,000	2,606
Lehman Brothers Holdings Inc.	79,100	5,806
Merrill Lynch & Co., Inc.	74,600	4,046

Total Common Stocks (cost: $122,497)		135,997

Total Investment Securities (cost: $122,497)		$135,997

SUMMARY:
Investments, at value	94.3%	$135,997
Other assets in excess of liabilities	5.7%	8,226

Net assets	100.0%	$144,223

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Great Companies–AmericaSM    1

TA IDEX Great Companies–AmericaSM

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $122,497)	$135,997
Cash	8,413
Receivables:
Shares of beneficial interest sold	375
Interest	1
Dividends	276
Other	7

145,069

Liabilities:
Shares of beneficial interest redeemed	510
Accounts payable and accrued liabilities:
Management and advisory fees	90
Distribution fees	92
Transfer agent fees	113
Other	41

846

Net Assets	$144,223

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$154,342
Accumulated net investment income (loss)	(269)
Accumulated net realized gain (loss) from
investment securities	(23,349)
Net unrealized appreciation (depreciation) on:
Investment securities	13,499

Net Assets	$144,223

Net Assets by Class:
Class A	$51,594
Class B	62,032
Class C	6,787
Class C2	15,497
Class M	8,313
Shares Outstanding:
Class A	5,615
Class B	6,931
Class C	758
Class C2	1,732
Class M	925
Net Asset Value Per Share:
Class A	$9.19
Class B	8.95
Class C	8.95
Class C2	8.95
Class M	8.98
Maximum Offering Price Per Share (a):
Class A	$9.72
Class M	9.07

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$4
Dividends	1,157
Income from loaned securities–net	3

1,164

Expenses:
Management and advisory fees	586
Transfer agent fees	194
Printing and shareholder reports	81
Custody fees	7
Administration fees	14
Legal fees	4
Auditing and accounting fees	5
Trustees fees	5
Registration fees	26
Other	5
Distribution and service fees:
Class A	91
Class B	317
Class C2	30
Class C	83
Class M	40

Total expenses	1,488
Less:
Advisory fee waiver	(57)

Net expenses	1,431

Net Investment Income (Loss)	(267)

Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	599
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	6,159

Net Gain (Loss) on Investment Securities	6,758

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,491

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Great Companies–AmericaSM    2

TA IDEX Great Companies–AmericaSM

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(267)	$(461)
Net realized gain (loss) from investment securities	599	(12,017)
Net unrealized appreciation (depreciation) on investment securities	6,159	31,487

	6,491	19,009

Distributions to Shareholders:
From net investment income:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

From net realized gains:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,565	24,736
Class B	3,599	14,569
Class C	3,076	4,415
Class C2	573	2,235
Class M	662	1,696

	15,475	47,651

Dividends and distributions reinvested:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Cost of shares redeemed:
Class A	(7,370)	(39,467)
Class B	(6,515)	(12,855)
Class C	(989)	(261)
Class C2	(2,565)	(4,009)
Class M	(1,675)	(2,623)

	(19,114)	(59,215)

	(3,639)	(11,564)

Net increase (decrease) in net assets	2,852	7,445

Net Assets:
Beginning of period	141,371	133,926

End of period	$144,223	$141,371

Accumulated Net Investment Income (Loss)	$(269)	$(2)

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	828	3,165
Class B	401	1,828
Class C	345	554
Class C2	64	284
Class M	74	216

	1,712	6,047

Shares issued–reinvested from distributions:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Shares redeemed:
Class A	(802)	(4,833)
Class B	(726)	(1,654)
Class C	(109)	(32)
Class C2	(284)	(520)
Class M	(185)	(335)

	(2,106)	(7,374)

Net increase (decrease) in shares outstanding:
Class A	26	(1,668)
Class B	(325)	174
Class C	236	522
Class C2	(220)	(236)
Class M	(111)	(119)

	(394)	(1,327)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Great Companies–AmericaSM     3

TA IDEX Great Companies–AmericaSM

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$8.77	$–	$0.42	$0.42	$–	$–	$–	$9.19
	10/31/2003	7.65	–	1.12	1.12	–	–	–	8.77
	10/31/2002	8.96	(0.01)	(1.30)	(1.31)	–	–	–	7.65
	10/31/2001	10.58	(0.02)	(1.60)	(1.62)	–	–	–	8.96
	10/31/2000	10.00	–	0.58	0.58	–	–	–	10.58
Class B	04/30/2004	8.57	(0.03)	0.41	0.38	–	–	–	8.95
	10/31/2003	7.52	(0.05)	1.10	1.05	–	–	–	8.57
	10/31/2002	8.87	(0.08)	(1.27)	(1.35)	–	–	–	7.52
	10/31/2001	10.56	(0.08)	(1.61)	(1.69)	–	–	–	8.87
	10/31/2000	10.00	(0.02)	0.58	0.56	–	–	–	10.56
Class C	04/30/2004	8.57	(0.03)	0.41	0.38	–	–	–	8.95
	10/31/2003	7.51	(0.05)	1.11	1.06	–	–	–	8.57
Class C2	04/30/2004	8.57	(0.03)	0.41	0.38	–	–	–	8.95
	10/31/2003	7.52	(0.05)	1.10	1.05	–	–	–	8.57
	10/31/2002	8.87	(0.08)	(1.27)	(1.35)	–	–	–	7.52
	10/31/2001	10.56	(0.08)	(1.61)	(1.69)	–	–	–	8.87
	10/31/2000	10.00	(0.02)	0.58	0.56	–	–	–	10.56
Class M	04/30/2004	8.60	(0.02)	0.40	0.38	–	–	–	8.98
	10/31/2003	7.54	(0.04)	1.10	1.06	–	–	–	8.60
	10/31/2002	8.89	(0.07)	(1.28)	(1.35)	–	–	–	7.54
	10/31/2001	10.56	(0.08)	(1.59)	(1.67)	–	–	–	8.89
	10/31/2000	10.00	(0.02)	0.58	0.56	–	–	–	10.56

	For the Period Ended (g)	Total Return (c)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	4.79%	$51,594	1.55%	1.61%	0.05%	11%
	10/31/2003	14.64	49,040	1.55	1.66	0.05	54
	10/31/2002	(14.59)	55,508	1.55	1.66	(0.16)	28
	10/31/2001	(15.35)	38,345	1.55	1.78	(0.18)	65
	10/31/2000	5.81	13,377	1.55	3.38	(0.08)	2
Class B	04/30/2004	4.43	62,032	2.20	2.26	(0.60)	11
	10/31/2003	13.96	62,205	2.20	2.31	(0.60)	54
	10/31/2002	(15.26)	53,256	2.20	2.31	(0.81)	28
	10/31/2001	(15.98)	40,769	2.20	2.43	(0.83)	65
	10/31/2000	5.62	7,839	2.20	4.03	(0.73)	2
Class C	04/30/2004	4.43	6,787	2.20	2.26	(0.60)	11
	10/31/2003	14.11	4,474	2.20	2.31	(0.60)	54
Class C2	04/30/2004	4.43	15,497	2.20	2.26	(0.60)	11
	10/31/2003	13.96	16,738	2.20	2.31	(0.60)	54
	10/31/2002	(15.26)	16,452	2.20	2.31	(0.81)	28
	10/31/2001	(15.98)	11,953	2.20	2.43	(0.83)	65
	10/31/2000	5.62	2,875	2.20	4.03	(0.73)	2
Class M	04/30/2004	4.42	8,313	2.10	2.16	(0.50)	11
	10/31/2003	14.06	8,914	2.10	2.21	(0.50)	54
	10/31/2002	(15.15)	8,710	2.10	2.21	(0.71)	28
	10/31/2001	(15.88)	7,296	2.10	2.33	(0.73)	65
	10/31/2000	5.65	1,744	2.10	3.93	(0.63)	2

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Great Companies–AmericaSM     4

TA IDEX Great Companies–AmericaSM

FINANCIAL HIGHLIGHTS (continued) NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003 and 4/30/2004.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	TA IDEX Great Companies–AmericaSM (“the Fund”) commenced operations on July 14, 2000. The inception date for the Fund’s offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Great Companies–AmericaSM    5

TA IDEX Great Companies–AmericaSM

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX Great Companies–AmericaSM (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on July 14, 2000. The Fund is “non-diversified” under the 1940 Act.

On March 1, 2004, the Fund changed its name from IDEX Great Companies–AmericaSM to TA IDEX Great Companies–AmericaSM.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of Shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $1 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain in the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Great Companies–AmericaSM    6

TA IDEX Great Companies–AmericaSM

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account Maintenance Fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder’s account.

No fee will be charged under the following conditions:

•	accounts opened within the preceding 24 months

•	accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•	accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•	UTMA/UGMA accounts

•	Fiduciary accounts

•	B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the period ended April 30, 2004, this fee totaled $3. These fees are included in Paid in Capital in the Statement of Assets & Liabilities.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Great Companies, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

0.80% of the first $500 million of ANA

0.70% of ANA over $500 million

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.20% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$148	10/31/2006
Fiscal Year 2002	146	10/31/2005
Fiscal Year 2001	166	10/31/2004

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$126
Retained by Underwriter	16
Contingent Deferred Sales Charges	99

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Great Companies–AmericaSM    7

TA IDEX Great Companies–AmericaSM

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $14 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $194 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2004, the value of invested plan amounts was $5. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$15,685
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	23,932
U.S. Government	–

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$ 4,113	October 31, 2009
6,883	October 31, 2010
10,217	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$125,223

Unrealized Appreciation	$15,026
Unrealized (Depreciation)	(4,252)

Net Unrealized Appreciation (Depreciation)	$10,774

NOTE 5.	SUBSEQUENT EVENTS

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Great Companies–AmericaSM    8

TA IDEX Great Companies–TechnologySM

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

COMMON STOCKS (91.4%)

Business Services (14.0%)
eBay Inc. (a)	75,600	$6,034
First Data Corporation	243,683	11,061

Communications Equipment (4.3%)
QUALCOMM Incorporated	83,000	5,184

Computer & Data Processing Services (25.3%)
Electronic Arts Inc. (a)(b)	161,300	8,165
Microsoft Corporation	382,200	9,926
Symantec Corporation (a)(b)	141,900	6,393
Yahoo! Inc. (a)(b)	122,510	6,182

Computer & Office Equipment (17.7%)
Cisco Systems, Inc. (a)	175,700	3,667
Dell Inc. (a)	235,500	8,174
EMC Corporation (a)	606,500	6,769
International Business Machines Corporation	33,300	2,936

Electronic Components & Accessories (18.9%)
Analog Devices, Inc. (b)	96,400	4,107
Intel Corporation	167,724	4,316
Maxim Integrated Products	116,300	5,348
Texas Instruments Incorporated	164,800	4,136
Xilinx, Inc. (a)	153,100	5,149

Industrial Machinery & Equipment (1.6%)
Applied Materials, Inc. (a)	109,900	2,003

Instruments & Related Products (5.1%)
Waters Corporation (a)(b)	144,700	6,244

Pharmaceuticals (4.5%)
Amgen Inc. (a)	96,500	5,430

Total Common Stocks (cost: $98,084)		111,224

	Principal	Value
SECURITY LENDING COLLATERAL (11.8%)

Debt (6.5%)

Bank Notes (1.2%)
Canadian Imperial Bank of Commerce 1.10%, due 11/04/2004	$712	$712
Fleet National Bank 1.00%, due 07/21/2004	712	712

	Principal	Value

Euro Dollar Overnight (0.6%)
Credit Agricole Indosuez 1.00%, due 05/07/2004	$428	$428
Royal Bank of Scotland Group PLC (The) 1.00%, due 05/07/2004	257	257

Euro Dollar Terms (1.6%)
Bank of Montreal 1.02%, due 05/21/2004	83	83
BNP Paribas SA 1.01%, due 05/18/2004	428	428
1.08%, due 07/29/2004	428	428
Den Danske Bank 1.02%, due 05/20/2004	285	285
Royal Bank of Scotland Group PLC (The) 1.05%, due 07/15/2004	285	285
Wells Fargo & Company 1.02%, due 05/14/2004	428	428

Promissory Notes (0.8%)
Goldman Sachs Group, Inc. (The) 1.13%, due 07/29/2004	997	997

Repurchase Agreements (2.3%) (c)
Merrill Lynch & Co., Inc. 1.04% Repurchase Agreement dated 4/30/04 to be repurchased at $2,849 on 05/03/2004	2,849	2,849

	Shares	Value
Investment Companies (5.3%)

Money Market Funds (5.3%)
American AAdvantage Select Fund 1-day yield of 0.98%	855,010	$855
Barclays Institutional Money Market Fund 1-day yield of 1.02%	1,995,023	1,995
Merrill Lynch Premier Institutional Fund 1-day yield of 0.97%	772,226	772
Merrimac Cash Series Fund– Premium Class 1-day yield of 0.99%	2,850,033	2,850

Total Security Lending Collateral (cost: $14,364)		14,364

Total Investment Securities (cost: $112,448)		$125,588

SUMMARY:
Investments, at value	103.2%	$125,588
Liabilities in excess of other assets	(3.2)%	(3,991)

Net assets	100.0%	$121,597

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At April 30, 2004, all or a portion of this security is on loan (see Note 1). The value at April 30, 2004, of all securities on loan is $14,016.
(c)	Cash collateral for the Repurchase Agreements, valued at $2,907, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%–9.75% and maturity dates ranging from 08/15/2004–11/15/2096, including some issues having a perpetual maturity.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Great Companies–TechnologySM    1

TA IDEX Great Companies–TechnologySM

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $112,448) (including securities loaned of $14,016)	$125,588
Cash	10,471
Receivables:
Shares of beneficial interest sold	299
Interest	2
Dividends	4
Other	17

136,381

Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	132
Management and advisory fees	79
Due to advisor	82
Distribution fees	42
Transfer agent fees	41
Payable for collateral for securities on loan	14,364
Other	44

14,784

Net Assets	$121,597

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$124,475
Accumulated net investment income (loss)	(801)
Accumulated net realized gain (loss) from
investment securities	(15,217)
Net unrealized appreciation (depreciation) on
investment securities	13,140

Net Assets	$121,597

Net Assets by Class:
Class A	$109,610
Class B	7,446
Class C	1,038
Class C2	2,209
Class M	1,294
Shares Outstanding:
Class A	29,683
Class B	2,083
Class C	290
Class C2	618
Class M	360
Net Asset Value Per Share:
Class A	$3.70
Class B	3.58
Class C	3.58
Class C2	3.58
Class M	3.60
Maximum Offering Price Per Share (a):
Class A	$3.92
Class M	3.64

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$14
Dividends	67
Income from loaned securities–net	5

86

Expenses:
Management and advisory fees	437
Transfer agent fees	58
Printing and shareholder reports	27
Custody fees	5
Administration fees	12
Legal fees	1
Auditing and accounting fees	5
Trustees fees	1
Registration fees	24
Other	2
Distribution and service fees:
Class A	169
Class B	40
Class C	5
Class C2	12
Class M	7

Total expenses before recovery of waived expenses	805
Recovered expenses	82

Total expenses	887

Net Investment Income (Loss)	(801)

Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	1,228
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	1,213

Net Gain (Loss) on Investment Securities	2,441

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,640

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Great Companies–TechnologySM    2

TA IDEX Great Companies–TechnologySM

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(801)	$(545)
Net realized gain (loss) from investment securities	1,228	(1,484)
Net unrealized appreciation (depreciation) on investment securities	1,213	17,809

	1,640	15,780

Distributions to Shareholders:
From net investment income:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

From net realized gains:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	33,578	63,338
Class B	921	3,041
Class C	867	733
Class C2	199	989
Class M	161	669

	35,726	68,770

Dividends and distributions reinvested:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Cost of shares redeemed:
Class A	(3,648)	(4,133)
Class B	(1,493)	(1,512)
Class C	(575)	(39)
Class C2	(410)	(538)
Class M	(423)	(776)

	(6,549)	(6,998)

	29,177	61,772

Net increase (decrease) in net assets	30,817	77,552

Net Assets:
Beginning of period	90,780	13,228

End of period	$121,597	$90,780

Accumulated Net Investment Income (Loss)	$(801)	$–

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	8,966	20,626
Class B	254	1,020
Class C	241	222
Class C2	55	359
Class M	44	226

	9,560	22,453

Shares issued–reinvested from distributions:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Shares redeemed:
Class A	(962)	(1,465)
Class B	(413)	(516)
Class C	(162)	(11)
Class C2	(112)	(181)
Class M	(116)	(268)

	(1,765)	(2,441)

Net increase (decrease) in shares outstanding:
Class A	8,004	19,161
Class B	(159)	504
Class C	79	211
Class C2	(57)	178
Class M	(72)	(42)

	7,795	20,012

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Great Companies–TechnologySM    3

TA IDEX Great Companies–TechnologySM

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$3.61	$(0.02)	$0.11	$0.09	$–	$–	$–	$3.70
	10/31/2003	2.56	(0.04)	1.09	1.05	–	–	–	3.61
	10/31/2002	3.63	(0.05)	(1.02)	(1.07)	–	–	–	2.56
	10/31/2001	7.93	(0.06)	(4.24)	(4.30)	–	–	–	3.63
	10/31/2000	10.00	–	(2.07)	(2.07)	–	–	–	7.93
Class B	04/30/2004	3.51	(0.03)	0.10	0.07	–	–	–	3.58
	10/31/2003	2.50	(0.06)	1.07	1.01	–	–	–	3.51
	10/31/2002	3.58	(0.08)	(1.00)	(1.08)	–	–	–	2.50
	10/31/2001	7.91	(0.10)	(4.23)	(4.33)	–	–	–	3.58
	10/31/2000	10.00	(0.02)	(2.07)	(2.09)	–	–	–	7.91
Class C	04/30/2004	3.51	(0.03)	0.10	0.07	–	–	–	3.58
	10/31/2003	2.45	(0.06)	1.12	1.06	–	–	–	3.51
Class C2	04/30/2004	3.51	(0.03)	0.10	0.07	–	–	–	3.58
	10/31/2003	2.50	(0.06)	1.07	1.01	–	–	–	3.51
	10/31/2002	3.58	(0.08)	(1.00)	(1.08)	–	–	–	2.50
	10/31/2001	7.91	(0.09)	(4.24)	(4.33)	–	–	–	3.58
	10/31/2000	10.00	(0.02)	(2.07)	(2.09)	–	–	–	7.91
Class M	04/30/2004	3.52	(0.03)	0.11	0.08	–	–	–	3.60
	10/31/2003	2.51	(0.05)	1.06	1.01	–	–	–	3.52
	10/31/2002	3.59	(0.07)	(1.01)	(1.08)	–	–	–	2.51
	10/31/2001	7.92	(0.09)	(4.24)	(4.33)	–	–	–	3.59
	10/31/2000	10.00	(0.01)	(2.07)	(2.08)	–	–	–	7.92

			Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	2.49%	$109,610	1.40%	1.55%	(1.39)%	25%
	10/31/2003	41.02	78,289	1.55	1.90	(1.23)	24
	10/31/2002	(29.45)	6,445	1.55	2.61	(1.40)	64
	10/31/2001	(54.26)	7,106	1.55	2.68	(1.04)	58
	10/31/2000	(20.66)	6,322	1.55	5.55	(0.64)	11
Class B	04/30/2004	1.99	7,446	2.05	2.20	(2.05)	25
	10/31/2003	40.40	7,864	2.20	2.55	(1.88)	24
	10/31/2002	(30.12)	4,348	2.20	3.26	(2.05)	64
	10/31/2001	(54.80)	5,938	2.20	3.33	(1.69)	58
	10/31/2000	(20.86)	3,295	2.20	6.20	(1.29)	11
Class C	04/30/2004	1.99	1,038	2.05	2.20	(2.05)	25
	10/31/2003	43.27	739	2.20	2.55	(1.88)	24
Class C2	04/30/2004	1.99	2,209	2.05	2.20	(2.05)	25
	10/31/2003	40.40	2,366	2.20	2.55	(1.88)	24
	10/31/2002	(30.12)	1,245	2.20	3.26	(2.05)	64
	10/31/2001	(54.80)	1,683	2.20	3.33	(1.69)	58
	10/31/2000	(20.86)	1,443	2.20	6.20	(1.29)	11
Class M	04/30/2004	2.27	1,294	1.95	2.10	(1.95)	25
	10/31/2003	40.24	1,522	2.10	2.45	(1.78)	24
	10/31/2002	(29.99)	1,190	2.10	3.16	(1.95)	64
	10/31/2001	(54.71)	1,510	2.10	3.23	(1.59)	58
	10/31/2000	(20.83)	710	2.10	6.10	(1.19)	11

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Great Companies–TechnologySM    4

TA IDEX Great Companies–TechnologySM

FINANCIAL HIGHLIGHTS (continued)

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003, and 4/30/2004.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any and excludes the recovery of waived expenses. (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	TA IDEX Great Companies–TechnologySM (“the Fund”) commenced operations on July 14, 2000. The inception date for the Fund’s offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Great Companies–TechnologySM    5

TA IDEX Great Companies–TechnologySM

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX Great Companies–TechnologySM (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on July 14, 2000. The fund is “non-diversified” under the 1940 Act.

On March 1, 2004, the Fund changed its name from IDEX Great Companies–TechnologySM to TA IDEX Great Companies–TechnolgySM.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $2 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Great Companies–TechnologySM    6

TA IDEX Great Companies–TechnologySM

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account Maintenance Fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder’s account.

No fee will be charged under the following conditions:

•	accounts opened within the preceding 24 months

•	accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•	accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•	UTMA/UGMA accounts

•	Fiduciary accounts
•	B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the period ended April 30, 2004, this fee totaled $1. These fees are included in Paid in Capital in the Statement of Assets & Liabilities.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Great Companies, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation - Conservative Portfolio	$7,345	6%
TA IDEX Asset Allocation - Growth Portfolio	25,478	21%
TA IDEX Asset Allocation - Moderate Growth Portfolio	42,606	35%
TA IDEX Asset Allocation - Moderate Portfolio	24,004	20%

Total	$99,433	82%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

0.80% of the first $500 million of ANA

0.70% of ANA over $500 million

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.20% Expense Limit

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Great Companies–TechnologySM    7

TA IDEX Great Companies–TechnologySM

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$138	10/31/2006
Fiscal Year 2002	193	10/31/2005
Fiscal Year 2001	192	10/31/2004

Expense Recovered by Adviser	Increase in Total Expenses to Average Net Assets
82	0.15%

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$28
Retained by Underwriter	3
Contingent Deferred Sales Charges	10

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $12 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $58 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Fund. At April 30, 2004, the value of invested plan amount was less than $2. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$51,160
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	24,818
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$5,516	October 31, 2009
7,851	October 31, 2010
1,294	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$114,213

Unrealized Appreciation	$13,835
Unrealized (Depreciation)	(2,460)

Net Unrealized Appreciation (Depreciation)	$11,375

NOTE 5.	SUBSEQUENT EVENTS

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Great Companies–TechnologySM    8

TA IDEX Janus Balanced

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (8.4%)

U.S. Treasury Bond
6.50%, due 05/15/2005	$1,060	$1,112
5.00%, due 08/15/2011	770	810
7.88%, due 02/15/2021	1,564	2,031
7.25%, due 08/15/2022	1,371	1,687
5.25%, due 02/15/2029	722	710
6.25%, due 05/15/2030	517	581
7.25%, due 05/15/2016 (b)	2,059	2,508
8.13%, due 08/15/2019 (b)	354	467
6.25%, due 08/15/2023 (b)	2,396	2,662
6.00%, due 02/15/2026 (b)	1,311	1,418
5.38%, due 02/15/2031 (b)	1,000	1,013
U.S. Treasury Note
2.63%, due 05/15/2008	905	881
5.63%, due 05/15/2008	2,080	2,260
4.63%, due 05/15/2006 (b)	2,020	2,111
3.50%, due 11/15/2006 (b)	2,140	2,185
6.00%, due 08/15/2009 (b)	2,088	2,316
5.75%, due 08/15/2010 (b)	750	824

Total U.S. Government Obligations (cost: $25,393)		25,576

U.S. GOVERNMENT AGENCY OBLIGATIONS (8.4%)

Fannie Mae
5.50%, due 05/02/2006	2,160	2,278
4.75%, due 01/02/2007	735	766
5.00%, due 01/15/2007	2,560	2,693
3.25%, due 11/15/2007	1,235	1,229
2.50%, due 06/15/2008	490	468
5.25%, due 01/15/2009	770	814
6.25%, due 02/01/2011	910	987
5.38%, due 11/15/2011	1,334	1,394
1.88%, due 12/15/2004	2,370	2,378
2.13%, due 04/15/2006 (b)	2,685	2,665
Federal Home Loan Bank
2.25%, due 05/15/2006 (b)	1,205	1,199
Freddie Mac
1.88%, due 01/15/2005	2,625	2,634
4.25%, due 06/15/2005	2,165	2,224
5.75%, due 04/15/2008	525	567
7.00%, due 03/15/2010	210	239
5.88%, due 03/21/2011	223	237
2.38%, due 04/15/2006	1,970	1,969
5.75%, due 03/15/2009 (b)	220	237
6.25%, due 07/15/2032 (b)	610	648

Total U.S. Government Agency Obligations (cost: $25,333)		25,626

CORPORATE DEBT SECURITIES (24.0%)

Aerospace (0.6%)
Lockheed Martin Corporation 8.20%, due 12/01/2009	590	701
7.65%, due 05/01/2016	1,075	1,269

Amusement & Recreation Services (0.6%)
Disney (Walt) Company (The) 4.88%, due 07/02/2004	1,125	1,131

	Principal	Value

Amusement & Recreation Services (Continued)
Mandalay Resort Group (b) 6.50%, due 07/31/2009	$585	$611
Warner Music Group–144A 7.38%, due 04/15/2014	75	75

Automotive (1.4%)
Honeywell International Inc. 5.13%, due 11/01/2006	1,210	1,273
6.13%, due 11/01/2011	660	713
Tenneco Automotive Inc. 11.63%, due 10/15/2009	1,305	1,429
Visteon Corporation 8.25%, due 08/01/2010	400	434
7.00%, due 03/10/2014	400	392

Beer, Wine & Distilled Beverages (0.3%)
Miller Brewing Company–144A 4.25%, due 08/15/2008	555	557
Miller Brewing Company–144A 5.50%, due 08/15/2013	425	430

Beverages (2.9%)
Anheuser-Busch Companies, Inc 5.65%, due 09/15/2008	2,030	2,156
5.75%, due 04/01/2010	600	640
6.00%, due 04/15/2011	1,095	1,180
7.55%, due 10/01/2030	480	574
6.80%, due 01/15/2031	325	357
6.80%, due 08/20/2032	325	357
Coca-Cola Enterprises Inc. 5.38%, due 08/15/2006	950	1,004
7.13%, due 09/30/2009	510	581
6.13%, due 08/15/2011	595	645
4.38%, due 09/15/2009 (b)	935	945
Pepsi Bottling Group, Inc. (The)–144A 5.63%, due 02/17/2009	480	515

Business Services (0.5%)
Clear Channel Communications, Inc. 6.00%, due 11/01/2006	555	590
4.63%, due 01/15/2008	545	556
Hanover Equipment Trust 2001A (d) 8.50%, due 09/01/2008	295	313

Chemicals & Allied Products (0.4%)
International Flavors & Fragrances Inc. 6.45%, due 05/15/2006	1,150	1,228

Commercial Banks (0.9%)
Citigroup Inc. 6.63%, due 06/15/2032	740	776
7.25%, due 10/01/2010	820	937
Credit Suisse Group 3.88%, due 01/15/2009	445	439
US Bank NA 5.70%, due 12/15/2008	665	711

The notes to the financial statements are an integral part of this report.

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TA IDEX Janus Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Communication (0.8%)
Comcast Cable Communications, Inc. 6.75%, due 01/30/2011	$610	$668
Comcast Corporation 6.50%, due 01/15/2015	220	232
Echostar DBS Corporation–144A 5.75%, due 10/01/2008	755	757
TCI Communications, Inc. 6.88%, due 02/15/2006	700	748

Computer & Office Equipment (0.4%)
Hewlett-Packard Company 3.63%, due 03/15/2008	765	763
Sun Microsystems, Inc. 7.35%, due 08/15/2004	390	395

Drug Stores & Proprietary Stores (0.3%)
Medco Health Solutions, Inc. 7.25%, due 08/15/2013	770	831

Electric Services (0.3%)
American Electric Power Company, Inc. 5.38%, due 03/15/2010	175	181
MidAmerican Energy Holdings Company 3.50%, due 05/15/2008	860	838

Electric, Gas & Sanitary Services (0.6%)
CMS Energy Corporation 9.88%, due 10/15/2007	785	860
CMS Energy Corporation 7.50%, due 01/15/2009	585	589
Pacific Gas and Electric Company (d) 3.60%, due 03/01/2009	75	73
4.20%, due 03/01/2011	250	240
6.05%, due 03/01/2034	110	104
PG&E Corporation (d) 1.81%, due 04/03/2006	110	110

Electronic Components & Accessories (1.7%)
Tyco International Group SA 5.88%, due 11/01/2004	885	902
6.38%, due 02/15/2006	1,795	1,891
6.38%, due 10/15/2011	1,100	1,158
6.00%, due 11/15/2013	225	228
Tyco International Group SA–144A 6.00%, due 11/15/2013	905	917

Food & Kindred Products (0.7%)
Dean Foods Company 6.75%, due 06/15/2005	230	237
6.63%, due 05/15/2009	774	826
6.90%, due 10/15/2017	158	161
Kellogg Company 2.88%, due 06/01/2008	525	505
7.45%, due 04/01/2031	475	549

Furniture & Fixtures (0.5%)
Lear Corporation 7.96%, due 05/15/2005	1,550	1,631

	Principal	Value

Gas Production & Distribution (0.7%)
Coastal Corporation (The) 6.20%, due 05/15/2004	$436	$436
El Paso Corporation (b) 7.00%, due 05/15/2011	1,465	1,245
Sonat Inc. 6.88%, due 06/01/2005	590	590

Holding & Other Investment Offices (0.1%)
Gemstone Investments Ltd.–144A 7.71%, due 10/31/2004	285	288

Hotels & Other Lodging Places (0.1%)
John Q. Hammons Hotels, Inc.–Series B 8.88%, due 05/15/2012	315	347

Industrial Machinery & Equipment (0.2%)
SPX Corporation 7.50%, due 01/01/2013	470	497

Insurance (0.1%)
UnitedHealth Group Incorporated 5.20%, due 01/17/2007	320	337

Insurance Agents, Brokers & Service (0.2%)
Marsh & McLennan Companies, Inc. 5.38%, due 03/15/2007	665	703

Life Insurance (0.3%)
AIG SunAmer Global Financing IX–144A 5.10%, due 01/17/2007	985	1,033

Lumber & Other Building Materials (0.4%)
Home Depot, Inc. (The) 6.50%, due 09/15/2004	1,270	1,294

Lumber & Wood Products (0.2%)
Georgia-Pacific Corporation 8.88%, due 02/01/2010	550	635

Metal Cans & Shipping Containers (0.4%)
Ball Corporation 6.88%, due 12/15/2012	1,075	1,134

Mortgage-Backed (0.3%)
Countrywide Home Loans, Inc. 2.88%, due 02/15/2007	865	853

Motion Pictures (1.4%)
Time Warner Inc. 5.63%, due 05/01/2005	1,420	1,472
6.15%, due 05/01/2007	1,170	1,252
9.15%, due 02/01/2023	630	787
7.70%, due 05/01/2032	590	652

Oil & Gas Extraction (0.1%)
Burlington Resources Finance Company 7.20%, due 08/15/2031	235	262

The notes to the financial statements are an integral part of this report.

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TA IDEX Janus Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Personal Credit Institutions (2.1%)
General Electric Capital Corporation 4.25%, due 01/28/2005	$700	$714
2.85%, due 01/30/2006	940	946
5.35%, due 03/30/2006	1,570	1,651
6.75%, due 03/15/2032	760	818
General Motors Acceptance Corporation 5.36%, due 07/27/2004	820	828
4.38%, due 12/10/2007	575	575
6.88%, due 08/28/2012	730	761

Radio & Television Broadcasting (0.4%)
British Sky Broadcasting Group PLC 6.88%, due 02/23/2009	1,035	1,144

Rubber & Misc. Plastic Products (0.4%)
Sealed Air Corporation–144A 5.63%, due 07/15/2013	820	827
Sealed Air Corporation–144A 6.88%, due 07/15/2033	260	269

Security & Commodity Brokers (0.7%)
American Express Company 4.88%, due 07/15/2013	735	724
Salomon Smith Barney Holdings Inc. 6.50%, due 02/15/2008	565	620
Schwab (Charles) Corporation (The) 8.05%, due 03/01/2010	800	916

Stone, Clay & Glass Products (0.2%)
Owens-Illinois, Inc. 7.15%, due 05/15/2005	460	478

Telecommunications (1.6%)
AT&T Broadband, LLC 7.88%, due 08/01/2013	340	392
AT&T Wireless Services, Inc. 7.35%, due 03/01/2006	349	378
7.50%, due 05/01/2007	392	435
Deutsche Telekom International Finance BV 3.88%, due 07/22/2008	925	920
MCI, Inc. 6.69%, due 05/01/2009	82	78
7.74%, due 05/01/2014	70	65
5.91%, due 05/01/2007 (b)	312	308
NTL Cable PLC–144A (b) 8.75%, due 04/15/2014	120	124
Verizon Global Funding Corp. 6.13%, due 06/15/2007	1,020	1,100
4.00%, due 01/15/2008	955	965

Textile Mill Products (0.1%)
Mohawk Industries, Inc. 7.20%, due 04/15/2012	285	320

Transportation Equipment (0.1%)
Ship Finance International Ltd.–144A 8.50%, due 12/15/2013	385	372

	Principal	Value

Variety Stores (1.0%)
Target Corporation 5.50%, due 04/01/2007	$435	$463
Wal-Mart Stores, Inc. 5.45%, due 08/01/2006	1,125	1,190
6.88%, due 08/10/2009	1,125	1,270

Total Corporate Debt Securities (cost: $71,095)		73,381

	Shares	Value
COMMON STOCKS (57.4%)

Air Transportation (0.5%)
FedEx Corporation	22,440	$1,614

Automotive (1.6%)
Honda Motor Co., Ltd.	33,500	1,345
Honeywell International Inc.	106,565	3,685

Beer, Wine & Distilled Beverages (1.2%)
LVMH Moet Hennessy Louis Vuitton SA	53,703	3,788

Beverages (1.3%)
Anheuser-Busch Companies, Inc.	22,565	1,156
PepsiCo, Inc.	49,515	2,698

Business Services (0.5%)
eBay Inc. (a)	19,160	1,529

Chemicals & Allied Products (3.5%)
Procter & Gamble Company (The)	46,570	4,925
Reckitt Benckiser PLC	129,181	3,361
Syngenta AG	22,893	1,833
Syngenta AG–ADR (a)	28,035	447

Commercial Banks (4.0%)
Bank of America Corporation	32,605	2,624
Citigroup Inc.	120,272	5,784
Morgan Chase & Co. (J.P.) (b)	102,920	3,870

Communication (0.3%)
Liberty Media Corporation–Class A (a)	81,910	896

Communications Equipment (1.1%)
Motorola, Inc.	190,830	3,483

Computer & Data Processing Services (3.4%)
Electronic Arts Inc. (a)	36,735	1,860
Microsoft Corporation	126,755	3,292
Oracle Corporation (a)	161,430	1,811
Yahoo! Inc. (a)	69,565	3,510

Computer & Office Equipment (3.4%)
Cisco Systems, Inc. (a)	164,455	3,432
Dell Inc. (a)	30,550	1,060
International Business Machines Corporation	46,885	4,134
Lexmark International, Inc. (a)	19,985	1,808

Department Stores (0.8%)
J.C. Penney Company, Inc.	67,870	2,298

The notes to the financial statements are an integral part of this report.

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TA IDEX Janus Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Electronic & Other Electric Equipment (3.5%)
General Electric Company	189,905	$5,688
Samsung Electronics Co., Ltd.–GDR–144A (USD) (b)	21,850	5,140

Electronic Components & Accessories (5.2%)
Linear Technology Corporation	17,195	613
Maxim Integrated Products	18,925	870
Texas Instruments Incorporated	174,725	4,386
Tyco International Ltd.	354,315	9,726

Environmental Services (0.8%)
Waste Management, Inc.	89,970	2,555

Health Services (0.8%)
Caremark Rx, Inc. (a)(b)	69,855	2,365

Hotels & Other Lodging Places (3.0%)
Marriott International, Inc.–Class A	107,060	5,049
Starwood Hotels & Resorts Worldwide, Inc.	105,875	4,213

Industrial Machinery & Equipment (0.3%)
Applied Materials, Inc. (a)	47,530	866

Insurance (3.6%)		.
Aetna Inc.	56,810	4,700
Berkshire Hathaway Inc.–Class B (a)	1,285	4,008
UnitedHealth Group Incorporated	35,600	2,189

Medical Instruments & Supplies (0.4%)
Guidant Corporation	7,515	474
St. Jude Medical, Inc. (a)	11,735	895

Mortgage Bankers & Brokers (0.6%)
Countrywide Financial Corporation	31,792	1,885

Motion Pictures (2.2%)
Time Warner Inc. (a)	398,750	6,707

Oil & Gas Extraction (0.7%)
Total Fina Elf SA	11,095	2,053

Paper & Allied Products (1.8%)
3M Company	62,730	5,425

Petroleum Refining (1.8%)
BP PLC–ADR	18,520	980
Exxon Mobil Corporation	105,895	4,506

Pharmaceuticals (4.7%)
Amgen Inc. (a)	26,520	1,492
Barr Laboratories, Inc. (a)	33,960	1,407
Novartis AG	11,963	534
Pfizer Inc.	111,355	3,982
Roche Holding AG–Genusschein	66,986	7,031

Printing & Publishing (1.1%)
Dow Jones & Company, Inc.	12,575	580
Gannett Co., Inc.	33,130	2,872

	Shares	Value

Radio & Television Broadcasting (0.2%)
British Sky Broadcasting Group PLC	55,378	$655
Railroads (1.0%)
Canadian National Railway Company	78,900	2,980

Retail Trade (0.4%)
Amazon.com, Inc. (a)(b)	26,730	1,162

Security & Commodity Brokers (1.1%)
American Express Company	29,585	1,448
Goldman Sachs Group, Inc. (The)	19,980	1,928

U.S. Government Agencies (2.0%)
Freddie Mac	103,655	6,052

Variety Stores (0.6%)
Target Corporation	41,575	1,803

Total Common Stocks (cost: $151,926)		175,462

	Principal	Value

SECURITY LENDING COLLATERAL (9.0%)

Debt (4.9%)

Bank Notes (0.9%)
Canadian Imperial Bank of Commerce 1.10%, due 11/04/2004	$1,365	$1,365
Fleet National Bank 1.00%, due 07/21/2004	1,365	1,365

Euro Dollar Overnight (0.4%)
Credit Agricole Indosuez 1.00%, due 05/07/2004	819	819
Royal Bank of Scotland Group PLC (The) 1.00%, due 05/07/2004	491	491

Euro Dollar Terms (1.2%)
Bank of Montreal 1.02%, due 05/21/2004	159	159
BNP Paribas SA 1.01%, due 05/18/2004	819	819
1.08%, due 07/29/2004	819	819
Den Danske Bank 1.02%, due 05/20/2004	546	546
Royal Bank of Scotland Group PLC (The) 1.05%, due 07/15/2004	546	546
Wells Fargo & Company 1.02%, due 05/14/2004	819	819

Promissory Notes (0.6%)
Goldman Sachs Group, Inc. (The) 1.13%, due 07/29/2004	1,910	1,910

The notes to the financial statements are an integral part of this report.

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TA IDEX Janus Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Repurchase Agreements (1.8%) (c)
Merrill Lynch & Co., Inc. 1.04% Repurchase Agreement dated 04/30/04 to be repurchased at $5,457 on 05/03/04	$5,457	$5,457

	Shares	Value
Investment Companies (4.1%)

Money Market Funds (4.1%)
American AAdvantage Select Fund 1-day yield of 0.98%	1,637,278	$1,637
Barclays Institutional Money Market Fund 1-day yield of 1.02%	3,820,316	3,820
Merrill Lynch Premier Institutional Fund 1-day yield of 0.97%	1,478,754	1,478
Merrimac Cash Series Fund–Premium Class 1-day yield of 0.99%	5,457,594	5,457

Total Security Lending Collateral (cost: $27,507)		27,507

Total Investment Securities (cost: $301,254)		$327,552

SUMMARY:
Investments, at value	107.2%	$327,552
Liabilities in excess of other assets	(7.2)%	(22,050)

Net assets	100.0%	$305,502

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro Dollar	3,650	09/27/2004	$4,320	$44
Euro Dollar	(3,650)	09/27/2004	(4,438)	73
British Pound	450	09/27/2004	789	–
British Pound	(450)	09/27/2004	(811)	23
British Pound	1,550	11/19/2004	2,726	(21)
British Pound	(1,550)	11/19/2004	(2,762)	57
Korean Won	3,015	05/14/2004	2,597	(33)
Korean Won	(3,015)	05/14/2004	(2,539)	(25)

			$(118)	$118

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At April 30, 2004, all or a portion of this security is on loan (see Note 1). The value at April 30, 2004, of all securities on loan is $26,403.
(c)	Cash collateral for the Repurchase Agreements, valued at $5,567, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%–9.75% and maturity dates ranging from 08/15/2004–11/15/2096, including some issues having a perpetual maturity.
(d)	Floating or variable rate note. Rate is listed as of April 30, 2004.

DEFINITIONS:

ADR American Depositary Receipt

GDR Global Depositary Receipt

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004 these securities aggregated $11,304 or 3.7% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

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TA IDEX Janus Balanced

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands) (unaudited)

Assets:
Investment securities, at value (cost: $301,254) (including securities loaned of $26,403)	$327,552
Cash	3,415
Receivables:
Investment securities sold	1,517
Shares of beneficial interest sold	77
Interest	1,880
Dividends	176
Dividend reclaims receivable	33
Unrealized appreciation on forward foreign currency contracts	197
Other	52

334,899

Liabilities:
Investment securities purchased	237
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	692
Management and advisory fees	257
Distribution fees	216
Transfer agent fees	308
Payable for collateral for securities on loan	27,507
Unrealized depreciation on forward foreign currency contracts	79
Other	101

29,397

Net Assets	$305,502

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$340,577
Undistributed net investment income (loss)	187
Accumulated net realized gain (loss) from:
Investment securities	(61,039)
Foreign currency transactions	(632)
Net unrealized appreciation (depreciation) on:
Investment securities	26,292
Translation of assets and liabilities denominated in foreign currencies	117

Net Assets	$305,502

Net Assets by Class:
Class A	$76,465
Class B	171,028
Class C	4,154
Class C2	22,380
Class M	31,475
Shares Outstanding:
Class A	4,283
Class B	9,604
Class C	233
Class C2	1,257
Class M	1,767
Net Asset Value Per Share:
Class A	$17.85
Class B	17.81
Class C	17.81
Class C2	17.81
Class M	17.82
Maximum Offering Price Per Share (a):
Class A	$18.89
Class M	18.00

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$3,338
Dividends	1,246
Income from loaned securities–net	32
Less withholding taxes on foreign dividends	(32)

4,584

Expenses:
Management and advisory fees	1,652
Transfer agent fees	442
Printing and shareholder reports	179
Custody fees	31
Administration fees	24
Legal fees	10
Auditing and accounting fees	7
Trustees fees	13
Registration fees	29
Other	21
Distribution and service fees:
Class A	153
Class B	934
Class C	22
Class C2	128
Class M	160

Total expenses	3,805

Net Investment Income (Loss)	779

Net Realized Gain (Loss) from:
Investment securities	12,194
Foreign currency transactions	(632)

11,562

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(2,410)
Translation of assets and liabilities denominated in foreign currencies	247

(2,163)

Net Gain (Loss) on Investment Securities and Foreign Currency Transactions	9,399

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,178

The notes to the financial statements are an integral part of this report.

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TA IDEX Janus Balanced

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$779	$2,527
Net realized gain (loss) from investment securities and foreign currency transactions	11,562	(8,939)
Net unrealized appreciation (depreciation) on investment securities and foreign currency translation	(2,163)	35,326

	10,178	28,914

Distributions to Shareholders:
From net investment income:
Class A	(417)	(1,174)
Class B	(302)	(1,199)
Class C	(7)	(12)
Class C2	(40)	(199)
Class M	(74)	(304)

	(840)	(2,888)

From net realized gains:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,733	15,212
Class B	3,463	28,872
Class C	351	4,995
Class C2	644	4,135
Class M	356	2,623

	11,547	55,837

Dividends and distributions reinvested:
Class A	403	1,117
Class B	279	1,103
Class C	7	12
Class C2	36	179
Class M	68	280

	793	2,691

Cost of shares redeemed:
Class A	(22,442)	(34,649)
Class B	(37,225)	(58,425)
Class C	(666)	(904)
Class C2	(8,645)	(16,577)
Class M	(9,024)	(17,165)

	(78,002)	(127,720)

	(65,662)	(69,192)

Net increase (decrease) in net assets	(56,324)	(43,166)

Net Assets:
Beginning of period	361,826	404,992

End of period	$305,502	$361,826

Undistributed Net Investment Income (Loss)	$187	$248

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	378	930
Class B	193	1,754
Class C	20	303
Class C2	36	253
Class M	19	160

	646	3,400

Shares issued–reinvested from distributions:
Class A	23	68
Class B	16	68
Class C	–	1
Class C2	2	11
Class M	4	17

	45	165

Shares redeemed:
Class A	(1,244)	(2,091)
Class B	(2,079)	(3,545)
Class C	(37)	(54)
Class C2	(483)	(1,006)
Class M	(503)	(1,038)

	(4,346)	(7,734)

Net increase (decrease) in shares outstanding:
Class A	(843)	(1,093)
Class B	(1,870)	(1,723)
Class C	(17)	250
Class C2	(445)	(742)
Class M	(480)	(861)

	(3,655)	(4,169)

The notes to the financial statements are an integral part of this report.

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TA IDEX Janus Balanced

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations					Distributions							Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)		Total Operations		From Net Investment Income		From Net Realized Gains			Total Distributions
Class A	04/30/2004 10/31/2003 10/31/2002 10/31/2001 10/31/2000 10/31/1999	$17.43 16.23 17.31 19.75 18.96 14.75	$0.08 0.19 0.29 0.37 0.25 0.19	$0.43 1.21 (1.09 (2.18 1.03 4.27	) )	$0.51 1.40 (0.80 (1.81 1.28 4.46	) )	$(0.09 (0.20 (0.28 (0.35 (0.24 (0.17	) ) ) ) ) )	$	– – – (0.28 (0.25 (0.08	) ) )	$(0.09 (0.20 (0.28 (0.63 (0.49 (0.25	) ) ) ) ) )	$17.85 17.43 16.23 17.31 19.75 18.96
Class B	04/30/2004 10/31/2003 10/31/2002 10/31/2001 10/31/2000 10/31/1999	17.39 16.22 17.30 19.73 18.95 14.74	0.02 0.08 0.18 0.25 0.21 0.08	0.43 1.18 (1.09 (2.17 1.03 4.27	) )	0.45 1.26 (0.91 (1.92 1.24 4.35	) )	(0.03 (0.09 (0.17 (0.23 (0.21 (0.06	) ) ) ) ) )		– – – (0.28 (0.25 (0.08	) ) )	(0.03 (0.09 (0.17 (0.51 (0.46 (0.14	) ) ) ) ) )	17.81 17.39 16.22 17.30 19.73 18.95
Class C	04/30/2004 10/31/2003	17.39 16.22	0.02 0.08	0.43 1.18		0.45 1.26		(0.03 (0.09	) )		– –		(0.03 (0.09	) )	17.81 17.39
Class C2	04/30/2004 10/31/2003 10/31/2002 10/31/2001 10/31/2000	17.39 16.22 17.30 19.73 18.95	0.02 0.08 0.18 0.26 0.21	0.43 1.18 (1.09 (2.18 1.03	) )	0.45 1.26 (0.91 (1.92 1.24	) )	(0.03 (0.09 (0.17 (0.23 (0.21	) ) ) ) )		– – – (0.28 (0.25	) )	(0.03 (0.09 (0.17 (0.51 (0.46	) ) ) ) )	17.81 17.39 16.22 17.30 19.73
Class M	04/30/2004	17.39	0.03	0.44		0.47		(0.04)			–		(0.04)		17.82
	10/31/2003 10/31/2002 10/31/2001 10/31/2000 10/31/1999	16.22 17.30 19.73 18.95 14.74	0.10 0.19 0.28 0.23 0.10	1.18 (1.09 (2.18 1.03 4.27	) )	1.28 (0.90 (1.90 1.26 4.37	) )	(0.11 (0.18 (0.25 (0.23 (0.08	) ) ) ) )		– – (0.28 (0.25 (0.08	) ) )	(0.11 (0.18 (0.53 (0.48 (0.16	) ) ) ) )	17.39 16.22 17.30 19.73 18.95

Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
					Net (e)	Total (f)
Class A	04/30/2004 10/31/2003 10/31/2002 10/31/2001 10/31/2000 10/31/1999	2.90 8.71 (4.72 (9.35 7.23 30.43	% ) )	$76,465 89,335 100,923 126,369 133,445 67,749	1.77 1.73 1.68 1.64 1.67 1.81%	1.77 1.73 1.70 1.66 1.69 1.82%	0.93 1.13 1.70 1.96 1.73 1.28%	19 69 87 114 71 60%
Class B	04/30/2004 10/31/2003 10/31/2002 10/31/2001 10/31/2000 10/31/1999	2.58 7.84 (5.31 (9.93 6.58 29.64	) )	171,028 199,472 214,019 243,387 229,160 92,833	2.42 2.37 2.33 2.29 2.32 2.46	2.42 2.37 2.35 2.31 2.34 2.47	0.28 0.48 1.05 1.31 1.08 0.63	19 69 87 114 71 60
Class C	04/30/2004 10/31/2003	2.58 7.84		4,154 4,354	2.42 2.38	2.42 2.39	0.28 0.48	19 69
Class C2	04/30/2004 10/31/2003 10/31/2002 10/31/2001 10/31/2000	2.58 7.84 (5.31 (9.93 6.58	) )	22,380 29,591 39,636 47,399 42,447	2.42 2.37 2.33 2.29 2.32	2.42 2.37 2.35 2.31 2.34	0.28 0.48 1.05 1.31 1.08	19 69 87 114 71
Class M	04/30/2004	2.69		31,475	2.32	2.32	0.38	19
	10/31/2003 10/31/2002 10/31/2001 10/31/2000 10/31/1999	7.95 (5.23 (9.84 6.68 29.76	) )	39,074 50,414 64,641 66,249 34,122	2.27 2.23 2.19 2.22 2.36	2.27 2.25 2.21 2.24 2.37	0.58 1.15 1.41 1.18 0.73	69 87 114 71 60

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Balanced    8

TA IDEX Janus Balanced

FINANCIAL HIGHLIGHTS (continued)

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003 and 4/30/2004.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	The inception date for the Fund’s offering of share classes are as follows:

Class C – November 11, 2002

Class C2 – November 1, 1999

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Balanced    9

TA IDEX Janus Balanced

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX Janus Balanced (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on December 2, 1994.

On March 1, 2004, the Fund changed its name from IDEX Janus Balanced to TA IDEX Janus Balanced.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” If market quotations are not readily available, and the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

The Fund values its investment securities at fair value based upon procedures approved by the Board of Trustees on day when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of investments.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Balanced     10

TA IDEX Janus Balanced

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party. Directed commissions during the period ended April 30, 2004, of $53 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $14 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments.

During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at April 30, 2004, are listed in the Schedule of Investments.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Balanced     11

TA IDEX Janus Balanced

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

Account Maintenance Fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder’s account.

No fee will be charged under the following conditions:

•	accounts opened within the preceding 24 months

•	accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•	accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•	UTMA/UGMA accounts

•	Fiduciary accounts

•	B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the period ended April 30, 2004, this fee totaled $8. These fees are included in Paid in Capital in the Statement of Assets & Liabilities.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

1.00% of the first $250 million of ANA

0.90% of the next $500 million of ANA

0.80% of the next $750 million of ANA

0.70% of ANA over $1.5 billion

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.50% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at April 30, 2004.

The sub-adviser, Janus Capital Management, LLC, has agreed to a pricing discount based on the aggregate assets that they manage in the AEGON/Transamerica Series Fund, Inc. and Transamerica IDEX Mutual Funds. The amount of the discount received by the Fund for the period ended April 30, 2004 was $4.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$116
Retained by Underwriter	13
Contingent Deferred Sales Charges	297

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $24 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $442 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Balanced    12

TA IDEX Janus Balanced

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2004, the value of invested plan amounts was $25. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$59,610
U.S. Government	4,194
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	117,605
U.S. Government	4,735

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$23,179 40,242 9,071	October 31, 2009 October 31, 2010 October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$301,690

Unrealized Appreciation	$30,527
Unrealized (Depreciation)	(4,665)

Net Unrealized Appreciation (Depreciation)	$25,862

NOTE 5.	SUBSEQUENT EVENTS

On May 28, 2004, the Fund acquired all the net assets of TA IDEX Janus Growth & Income pursuant to a plan of reorganization. At the same time, the Fund changed subadvisors from Janus Capital Management, LLC to Transamerica Investment Management, LLC and was renamed from TA IDEX Janus Balanced to TA IDEX Transamerica Balanced.

Transamerica Investment Management, LLC is an affiliate of the Fund.

The acquisition was accomplished by a tax-free exchange of 1,567 shares of the Fund for the 3,232 shares of TA IDEX Janus Growth & Income outstanding on May 27, 2004. TA IDEX Janus Growth & Income’s net assets at that date, $28,209, including $4,682 unrealized depreciation, were combined with those of the Fund. Proceeds in connection with the acquisition were as follows:

	Shares	Amount
Proceeds in connection with the acquisition
Class A	362	$6,534
Class B	956	17,187
Class C	49	879
Class C2	126	2,271
Class M	74	1,338

	1,567	$28,209

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Balanced    13

TA IDEX Janus Global

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (0.7%)

Brazil (0.7%)
Caemi Mineracao e Metalurgia SA	4,687	$1,705
Usinas Siderurgicas de Minas Gerais SA	64,100	632

Total Preferred Stocks (cost: $2,869)		2,337

COMMON STOCKS (93.8%)

Australia (0.9%)
BHP Billiton Limited	387,086	3,208

Austria (0.4%)
Erste Bank der oesterreichischen Sparkassen AG	10,363	1,552

Bermuda (1.9%)
Tyco International Ltd.	252,810	6,940

Brazil (2.5%)
Aracruz Celulose SA–ADR	20,095	626
Companhia Vale do Rio Doce–ADR	114,960	5,232
Petroleo Brasileiro SA–Petrobras–ADR	79,110	2,286
Unibanco–Union of Brazilian Banks SA–GDR	41,890	821

Canada (3.5%)
ATI Technologies Inc. (a)	60,500	880
Canadian Natural Resources Limited	32,856	1,806
EnCana Corporation	42,058	1,649
Inco Limited (a)(b)	130,210	3,744
Suncor Energy Inc.	119,020	2,843
Talisman Energy Inc.	28,702	1,628

China (0.7%)
China Petroleum & Chemical Corporation (Sinopec)–H Shares	6,956,000	2,408

France (2.8%)
Alcatel–Class A (a)	83,735	1,248
Hermes International	5,547	1,106
LVMH Moet Hennessy Louis Vuitton SA	50,537	3,564
Schneider Electric SA	26,750	1,803
Total Fina Elf SA	12,589	2,330

Germany (3.0%)
Altana AG	45,095	2,872
Bayerische Hypo–und Vereinsbank AG (a)	100,380	1,742
Deutsche Telekom AG (a)	148,897	2,572
Hannover Rueckversicherungs AG–Registered Shares	27,993	963
MAN AG	71,233	2,610

Greece (0.4%)
Greek Organization of Football Prognostics	79,870	1,523

Guernsey (0.7%)
Amdocs Limited (a)(b)	97,675	2,593

Hong Kong (0.2%)
CNOOC Limited	2,432,875	881

India (6.9%)
Housing Development Finance Corporation Limited	106,393	1,425

	Shares	Value
India (continued)
ICICI Bank Limited	501,573	$3,557
Indian Petrochemicals Corporation Limited	192,675	821
ITC Limited	61,260	1,483
Oil & Natural Gas Corporation Ltd.	152,750	2,889
Reliance Energy Limited–GDR–144A	19,601	958
Reliance Industries Limited–GDR–144A (b)	397,897	10,146
Tata Iron and Steel Company Limited	234,295	1,872
Tata Motors Limited	148,113	1,577

Ireland (0.5%)
Anglo Irish Bank Corporation PLC	98,180	1,608

Israel (1.1%)
Check Point Software Technologies, Ltd. (a)	65,125	1,526
Teva Pharmaceutical Industries Ltd.–ADR	40,555	2,497

Japan (19.2%)
ACOM Co., Ltd.	13,000	926
Asahi Breweries, Ltd.	78,000	877
Canon Inc.	147,000	7,714
Chugai Pharmaceutical Co., Ltd.	78,900	1,194
FANUC LTD	25,425	1,558
Hirose Electric Co., Ltd.	9,000	1,032
JSR Corporation	73,000	1,538
Kirin Brewery Company, Limited	124,000	1,230
Komatsu Ltd.	677,000	3,860
Millea Holdings, Inc.	154	2,191
Mitsubishi Corporation	120,000	1,144
Mitsubishi Estate Company, Limited	149,000	1,762
Mitsubishi Tokyo Financial Group, Inc.	864	7,690
Mitsui Sumitomo Insurance Co., Ltd.	204,000	1,921
Mizuho Financial Group, Inc.	652	3,085
Nissan Motor Co., Ltd.	254,000	2,829
Nitto Denko Corporation	64,900	3,606
Nomura Securities Co., Ltd. (The)	290,000	4,711
Omron Corporation	78,200	1,907
Pioneer Corporation	117,200	3,346
Promise Company Limited	18,000	1,191
Sankyo Company, Ltd.	50,600	938
Shinsei Bank, Ltd.	69,000	465
Sumitomo Mitsui Financial Group, Inc.	312	2,358
Takeda Chemical Industries, Ltd.	39,100	1,577
Tokyo Electron Limited	29,200	1,779
Tokyo Gas Co., Ltd.	467,000	1,731
Toyota Motor Corporation	75,400	2,727
UFJ Holdings, Inc.	184	1,139

Mexico (1.9%)
Cemex, SA de CV–ADR (b)	14,480	426
Grupo Televisa SA de CV–ADR	96,225	4,194
Wal-Mart de Mexico SA de CV–Series V	785,200	2,287

Netherlands (1.7%)
ING Groep NV (b)	84,523	1,813
Royal Numico NV–CVA (a)	33,837	938
STMicroelectronics NV	98,144	2,165
Vedior NV–CVA	81,399	1,183

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Global     1

TA IDEX Janus Global

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
Russia (3.2%)
Lukoil Oil Company–ADR	47,325	$5,159
Mining and Metallurgical Company Norilsk Nickel–ADR	54,085	3,234
YUKOS Oil Company–ADR	67,609	3,029

Singapore (1.3%)
Chartered Semiconductor Manufacturing Ltd. (a)	983,000	867
DBS Group Holdings Ltd.	466,000	3,917

South Korea (8.8%)
Hana Bank	49,570	1,071
HONAM Petrochemical Corporation	4,590	171
Kookmin Bank (a)	69,920	2,611
KT Corp.	6,720	234
KT Corp.–ADR (b)	28,555	528
LG Chem, Ltd.	50,690	2,048
LG Electronics, Inc.	47,980	2,912
Lg Petrochemical Co., Ltd.	18,640	374
POSCO	32,000	3,914
Samsung Electronics Co., Ltd.	32,425	15,396
Shinsegae Co., Ltd.	6,980	1,577
SK Telecom Co., Ltd.–ADR (b)	19,225	388

Spain (0.2%)
Sogecable, SA (a)	14,327	614

Sweden (2.0%)
Atlas Copco AB–A Shares	70,588	2,481
Autoliv, Inc.–SDR	56,500	2,408
Sandvik AB	66,743	2,175

Switzerland (5.1%)
Adecco SA–Registered Shares (a)	18,265	817
Givaudan SA–Registered Shares	3,294	1,640
Roche Holding AG–Genusschein	87,761	9,212
UBS AG–Registered Shares	89,951	6,397

Taiwan (1.9%)
China Steel Corporation–ADR–144A	62,400	1,112
Hon Hai Precision Industry Co., Ltd.–GDR Registered Shares	367,745	2,900
United Microelectronics Corporation– ADR (a)(b)	535,600	2,785

Thailand (0.9%)
Bangkok Bank Public Company Limited–Registered Shares (a)	196,300	481
Bangkok Bank Public Company Limited (a)	273,900	647
PTT Public Company Limited	598,900	2,187

United Kingdom (10.1%)
BHP Billiton PLC	150,515	1,203
British Sky Broadcasting Group PLC	632,958	7,481
Burberry Group PLC	221,022	1,520
Compass Group PLC	412,301	2,597
Diageo PLC	102,961	1,382
easyJet PLC (a)	368,608	1,935
HSBC Holdings PLC	89,069	1,277

	Shares	Value
United Kingdom (continued)
Rank Group PLC (The)	323,384	$1,825
Reckitt Benckiser PLC	126,881	3,301
Reed Elsevier PLC	155,877	1,452
Rio Tinto PLC–Registered Shares	168,109	3,690
Smiths Group PLC	212,993	2,640
Standard Chartered PLC	184,437	2,828
Vedanta Resources PLC (a)	159,733	867
Vodafone Group PLC	639,763	1,555
Vodafone Group PLC–ADR	15,675	385

United States (12.0%)
Abbott Laboratories	79,755	3,510
Amgen Inc. (a)	72,060	4,055
Anthem, Inc. (a)(b)	62,415	5,529
CarMax, Inc. (a)(b)	2,750	71
Cendant Corporation	53,795	1,274
Cisco Systems, Inc. (a)	306,915	6,405
Clear Channel Communications, Inc.	34,600	1,436
Comcast Corporation–Special Class A (a)	60,315	1,749
Hewlett-Packard Company	77,225	1,521
InterActiveCorp (a)(b)	37,875	1,207
KLA–Tencor Corporation (a)	39,715	1,655
Medtronic, Inc.	93,955	4,742
Microsoft Corporation	73,370	1,905
Time Warner Inc. (a)	159,501	2,683
UnitedHealth Group Incorporated	82,275	5,059

Total Common Stocks (cost: $303,092)		334,846

	Principal	Value
SECURITY LENDING COLLATERAL (5.1%)

Debt (2.8%)

Bank Notes (0.5%)
Canadian Imperial Bank of Commerce 1.10%, due 11/04/2004	$894	$894
Fleet National Bank 1.00%, due 07/21/2004	894	894

Euro Dollar Overnight (0.2%)
Credit Agricole Indosuez 1.00%, due 05/07/2004	536	536
Royal Bank of Scotland Group PLC (The) 1.00%, due 05/07/2004	322	322

Euro Dollar Terms (0.7%)
Bank of Montreal 1.02%, due 05/21/2004	104	104
BNP Paribas SA
1.01%, due 05/18/2004	536	536
1.08%, due 07/29/2004	536	536
Den Danske Bank 1.02%, due 05/20/2004	358	358
Royal Bank of Scotland Group PLC (The) 1.05%, due 07/15/2004	358	358

The notes to the financial statements are an integral part of this report.

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TA IDEX Janus Global

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Wells Fargo & Company 1.02%, due 05/14/2004	$536	$536

Promissory Notes (0.4%)
Goldman Sachs Group, Inc. (The) 1.13%, due 07/29/2004	1,251	1,251

Repurchase Agreements (1.0%) (c)
Merrill Lynch & Co., Inc. 1.04%, Repurchase Agreement dated 04/30/2004 to be repurchased at $3,577 on 05/03/2004	3,577	3,577

	Shares	Value
Investment Companies (2.3%)

Money Market Funds (2.3%)
American AAdvantage Select Fund 1-day yield of 0.98%	1,072,699	1,073
Barclays Institutional Money Market Fund 1-day yield of 1.02%	2,502,964	2,503
Merrill Lynch Premier Institutional Fund 1-day yield of 0.97%	968,838	969
Merrimac Cash Series Fund– Premium Class 1-day yield of 0.99%	3,575,663	3,576

Total Security Lending Collateral (cost: $18,023)		18,023

Total Investment Securities (cost: $323,984)		$355,206

SUMMARY:
Investments, at value	99.6%	$355,206
Other assets in excess of liabilities	0.4%	1,487

Net assets	100.0%	$356,693

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	12.2%	$43,246
Electronic & Other Electric Equipment	7.9%	27,930
Pharmaceuticals	7.5%	26,793
Oil & Gas Extraction	6.2%	22,194
Chemicals & Allied Products	5.9%	21,199
Metal Mining	5.4%	19,139
Electronic Components & Accessories	5.1%	18,298
Computer & Office Equipment	4.6%	16,521
Insurance	4.4%	15,663
Primary Metal Industries	3.2%	11,275
Industrial Machinery & Equipment	3.1%	11,126
Telecommunications	2.8%	9,856
Automotive	2.7%	9,541
Radio & Television Broadcasting	2.3%	8,095
Computer & Data Processing Services	1.7%	6,024
Beer, Wine & Distilled Beverages	1.6%	5,671
Petroleum Refining	1.5%	5,251
Medical Instruments & Supplies	1.3%	4,741
Security & Commodity Brokers	1.3%	4,710
Electric Services	1.2%	4,338
Business Services	1.0%	3,436
Amusement & Recreation Services	0.9%	3,348
Motion Pictures	0.8%	2,683
Restaurants	0.7%	2,597
Personal Services	0.7%	2,465
Variety Stores	0.6%	2,287
Air Transportation	0.5%	1,935
Life Insurance	0.5%	1,813
Machinery, Equipment & Supplies	0.5%	1,803
Real Estate	0.5%	1,762
Communication	0.5%	1,749
Instruments & Related Products	0.5%	1,655
Food & Kindred Products	0.5%	1,640
Department Stores	0.4%	1,577
Rubber & Misc. Plastic Products	0.4%	1,538
Apparel Products	0.4%	1,520
Tobacco Products	0.4%	1,483
Printing & Publishing	0.4%	1,452
Mortgage Bankers & Brokers	0.4%	1,425
Beverages	0.4%	1,382
Communications Equipment	0.3%	1,248
Transportation & Public Utilities	0.3%	1,207
Wholesale Trade Durable Goods	0.3%	1,144
Personal Credit Institutions	0.3%	926
Paper & Allied Products	0.2%	626
Stone, Clay & Glass Products	0.1%	426
Petroleum & Petroleum Products	0.1%	374
Automotive Dealers & Service Stations	0.0%	71

Investments, at market value	94.5%	337,183
Short-term investments	5.1%	18,023
Other assets in excess of liabilities	0.4%	1,487

Net assets	100.0%	$356,693

The notes to the financial statements are an integral part of this report.

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TA IDEX Janus Global

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Canadian Dollar	(326)	05/04/2004	$(238)	$–
Euro Dollar	(934)	05/03/2004	(1,115)	(6)
Euro Dollar	3,600	09/27/2004	4,271	33
Euro Dollar	(3,600)	09/27/2004	(4,396)	92
British Pound	18	05/04/2004	31	–
British Pound	191	05/05/2004	339	1
British Pound	149	05/05/2004	264	(1)
British Pound	1,800	10/15/2004	3,150	–
British Pound	(1,800)	10/15/2004	(3,170)	20
British Pound	2,300	11/19/2004	4,014	(2)
British Pound	(2,300)	11/19/2004	4,121	108
Hong Kong Dollar	(5,495)	05/04/2004	(705)	–
Indian Rupee	8,811	04/30/2004	198	–
Japanese Yen	(67,634)	05/07/2004	(615)	2
Japanese Yen	151,421	05/10/2004	(1,371)	(2)
Mexican Peso	399	05/03/2004	35	–
Singapore Dollar	27	05/03/2004	16	–
Singapore Dollar	288	05/04/2004	169	–
Swiss Franc	1,319	05/04/2004	(1,019)	1
Swiss Franc	–	09/27/2004	(41)	41
Swiss Franc	1,675	10/15/2004	1,284	15
Swiss Franc	(1,675)	10/15/2004	(1,290)	(8)

			$3,932	$294

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At April 30, 2004, all or a portion of this security is on loan (see Note 1). The value at April 30, 2004, of all securities on loan is $17,004.
(c)	Cash collateral for the Repurchase Agreements, valued at $3,647, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%–9.75% and maturity dates ranging from 08/15/2004–11/15/2096, including some issues having a perpetual maturity.

DEFINITIONS:

ADR American Depositary Receipt

GDR Global Depositary Receipt

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers.

The notes to the financial statements are an integral part of this report.

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TA IDEX Janus Global

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $323,984) (including $17,004 of securities loaned)	$355,206
Cash	17,342
Foreign cash (cost: $531)	530
Receivables:
Investment securities sold	5,703
Shares of beneficial interest sold	39
Interest	3
Dividends	921
Dividend reclaims receivable	537
Unrealized appreciation on forward foreign currency contracts	313
Other	119

380,713

Liabilities:
Investment securities purchased	3,382
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	1,059
Management and advisory fees	316
Distribution fees	216
Deferred foreign taxes	188
Transfer agent fees	611
Payable for collateral for securities on loan	18,023
Unrealized depreciation on forward foreign currency contracts	19
Other	206

24,020

Net Assets	$356,693

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$742,047
Accumulated net investment income (loss)	(2,086)
Accumulated net realized gain (loss) from:
Investment securities	(414,470)
Foreign currency transactions	(165)
Net unrealized appreciation (depreciation) on:
Investment securities	31,200
Translation of assets and liabilities denominated in foreign currencies	167

Net Assets	$356,693

Net Assets by Class:
Class A	$167,636
Class B	133,952
Class C	217
Class C2	14,182
Class M	40,706
Shares Outstanding:
Class A	7,365
Class B	6,242
Class C	10
Class C2	661
Class M	1,891
Net Asset Value Per Share:
Class A	$22.76
Class B	21.46
Class C	21.46
Class C2	21.46
Class M	21.53
Maximum Offering Price Per Share (a):
Class A	$24.08
Class M	21.75

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$11
Dividends	3,129
Income from loaned securities–net	43
Less withholding taxes on foreign dividends	(305)

2,878

Expenses:
Management and advisory fees	1,997
Transfer agent fees	867
Printing and shareholder reports	326
Custody fees	194
Administration fees	27
Legal fees	12
Auditing and accounting fees	7
Trustees fees	15
Registration fees	30
Other	23
Distribution and service fees:
Class A	327
Class B	743
Class C	1
Class C2	82
Class M	213

Total expenses	4,864

Net Investment Income (Loss)	(1,986)

Net Realized Gain (Loss) from:
Investment securities	31,879
Foreign currency transactions	(165)

31,714

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(3,716)
Translation of assets and liabilities denominated in foreign currencies	111

(3,605)

Net Gain (Loss) on Investments and Foreign Currency Transactions	28,109

Net Increase (Decrease) in Net Assets Resulting from Operations	$26,123

The notes to the financial statements are an integral part of this report.

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TA IDEX Janus Global

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(1,986)	$(2,778)
Net realized gain (loss) from investment securities and foreign currency transaction	31,714	(57,479)
Net unrealized appreciation (depreciation) on investments securities and foreign currency translation	(3,605)	106,452

	26,123	46,195

Distributions to Shareholders:
From net investment income:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

From net realized gains:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,648	75,695
Class B	2,218	5,156
Class C	65	3,270
Class C2	789	776
Class M	513	1,937

	9,233	86,834

Dividends and distributions reinvested:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Cost of shares redeemed:
Class A	(39,494)	(134,273)
Class B	(30,698)	(61,709)
Class C	(18)	(3,225)
Class C2	(6,188)	(11,577)
Class M	(14,806)	(33,901)

	(91,204)	(244,685)

	(81,971)	(157,851)

Net increase (decrease) in net assets	(55,848)	(111,656)

Net Assets:
Beginning of period	412,541	524,197

End of period	$356,693	$412,541

Accumulated Net Investment Income (Loss)	$(2,086)	$(100)

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	246	3,964
Class B	101	285
Class C	3	176
Class C2	36	43
Class M	24	107

	410	4,575

Shares issued–reinvested from distributions:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Shares redeemed:
Class A	(1,710)	(6,977)
Class B	(1,415)	(3,380)
Class C	(1)	(168)
Class C2	(288)	(636)
Class M	(683)	(1,842)

	(4,097)	(13,003)

Net increase (decrease) in shares outstanding:
Class A	(1,464)	(3,013)
Class B	(1,314)	(3,095)
Class C	2	8
Class C2	(252)	(593)
Class M	(659)	(1,735)

	(3,687)	(8,428)

The notes to the financial statements are an integral part of this report.

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TA IDEX Janus Global

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$21.41	$(0.07)	$1.42	$1.35	$–	$–	$–	$22.76
	10/31/2003	19.06	(0.05)	2.40	2.35	–	–	–	21.41
	10/31/2002	23.67	(0.08)	(4.53)	(4.61)	–	–	–	19.06
	10/31/2001	40.20	(0.07)	(13.99)	(14.06)	–	(2.47)	(2.47)	23.67
	10/31/2000	33.80	–	7.53	7.53	–	(1.13)	(1.13)	40.20
	10/31/1999	24.09	0.22	9.49	9.71	–	–	–	33.80
Class B	04/30/2004	20.25	(0.14)	1.35	1.21	–	–	–	21.46
	10/31/2003	18.14	(0.17)	2.28	2.11	–	–	–	20.25
	10/31/2002	22.71	(0.22)	(4.35)	(4.57)	–	–	–	18.14
	10/31/2001	38.97	(0.27)	(13.52)	(13.79)	–	(2.47)	(2.47)	22.71
	10/31/2000	32.98	(0.41)	7.53	7.12	–	(1.13)	(1.13)	38.97
	10/31/1999	23.62	(0.13)	9.49	9.36	–	–	–	32.98
Class C	04/30/2004	20.25	(0.15)	1.36	1.21	–	–	–	21.46
	10/31/2003	18.00	(0.17)	2.42	2.25	–	–	–	20.25
Class C2	04/30/2004	20.25	(0.14)	1.35	1.21	–	–	–	21.46
	10/31/2003	18.14	(0.17)	2.28	2.11	–	–	–	20.25
	10/31/2002	22.72	(0.22)	(4.36)	(4.58)	–	–	–	18.14
	10/31/2001	38.98	(0.27)	(13.52)	(13.79)	–	(2.47)	(2.47)	22.72
	10/31/2000	32.98	(0.40)	7.53	7.13	–	(1.13)	(1.13)	38.98
Class M	04/30/2004	20.31	(0.13)	1.35	1.22	–	–	–	21.53
	10/31/2003	18.18	(0.15)	2.28	2.13	–	–	–	20.31
	10/31/2002	22.72	(0.20)	(4.34)	(4.54)	–	–	–	18.18
	10/31/2001	38.94	(0.24)	(13.51)	(13.75)	–	(2.47)	(2.47)	22.72
	10/31/2000	32.91	(0.37)	7.53	7.16	–	(1.13)	(1.13)	38.94
	10/31/1999	23.56	(0.14)	9.49	9.35	–	–	–	32.91

			Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	6.31%	$167,636	2.10%	2.10%	(0.66)%	53%
	10/31/2003	12.33	189,046	2.07	2.07	(0.26)	103
	10/31/2002	(19.46)	225,722	1.88	1.88	(0.34)	72
	10/31/2001	(37.08)	374,626	1.63	1.63	(0.24)	79
	10/31/2000	22.26	749,671	1.64	1.64	(0.56)	53
	10/31/1999	40.31	487,787	1.73	1.73	(0.22)	145
Class B	04/30/2004	5.98	133,952	2.75	2.75	(1.31)	53
	10/31/2003	11.57	153,046	2.72	2.72	(0.91)	103
	10/31/2002	(20.09)	193,259	2.53	2.53	(0.99)	72
	10/31/2001	(37.58)	320,693	2.28	2.28	(0.89)	79
	10/31/2000	21.62	614,789	2.29	2.29	(1.21)	53
	10/31/1999	39.62	283,847	2.38	2.38	(0.87)	145
Class C	04/30/2004	5.98	217	2.75	2.75	(1.31)	53
	10/31/2003	12.50	163	2.72	2.72	(0.92)	103
Class C2	04/30/2004	5.98	14,182	2.75	2.75	(1.31)	53
	10/31/2003	11.57	18,495	2.72	2.72	(0.91)	103
	10/31/2002	(20.09)	27,332	2.53	2.53	(0.99)	72
	10/31/2001	(37.58)	54,221	2.28	2.28	(0.89)	79
	10/31/2000	21.62	116,071	2.29	2.29	(1.21)	53
Class M	04/30/2004	6.01	40,706	2.65	2.65	(1.21)	53
	10/31/2003	11.72	51,791	2.62	2.62	(0.81)	103
	10/31/2002	(20.00)	77,884	2.43	2.43	(0.89)	72
	10/31/2001	(37.48)	149,070	2.18	2.18	(0.79)	79
	10/31/2000	21.72	306,667	2.19	2.19	(1.11)	53
	10/31/1999	39.73	155,147	2.28	2.28	(0.77)	145

The notes to the financial statements are an integral part of this report.

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TA IDEX Janus Global

FINANCIAL HIGHLIGHTS (continued)

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003, and 4/30/2004.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	The inception date for the Fund’s offering of share classes are as follows:

Class C – November 11, 2002

Class C2 – November 1, 1999

The notes to the financial statements are an integral part of this report.

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TA IDEX Janus Global

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX Janus Global (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on October 1, 1992.

On March 1, 2004, the Fund changed its name from IDEX Janus Global to TA IDEX Janus Global.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of Shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” If market quotations are not readily available, and the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

The Fund values its investment securities at fair value based upon procedures approved by the Board of Trustees on day when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of investments.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Global    9

TA IDEX Janus Global

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party. Directed commissions during the period ended April 30, 2004, of $178 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $19 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Foreign capital gains taxes: The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Global    10

TA IDEX Janus Global

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

The Fund’s investments in India are subject to a 30% governmental short-term capital gains tax. The Indian government has elected to waive the long-term capital gains tax of 10% on equities securities held for longer than one year. This waiver of tax is effective through March of 2007. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities. As of April 30, 2004, short-term capital gains tax of $188 would have been realized if all the India securities were sold.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at April 30, 2004, are listed in the Schedule of Investments.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

1.00% of the first $750 million of ANA

0.90% of the next $250 million of ANA

0.85% of ANA over $1 billion

ATFA has contractually waived its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.00% Expense Limit

The sub-adviser, Janus Capital Management, LLC, has agreed to a pricing discount based on the aggregate assets that they manage in the AEGON/Transamerica Series Fund, Inc. and Transamerica IDEX Mutual Funds. The amount of the discount received by the Fund for the period ended April 30, 2004 was $5.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$99
Retained by Underwriter	12
Contingent Deferred Sales Charges	156

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $27 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $867 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2004, the value of invested plan amount was $82. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Global    11

TA IDEX Janus Global

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$205,063
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	289,582
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$176,064	October 31, 2009
205,203	October 31, 2010
57,944	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$326,753

Unrealized Appreciation	$40,841
Unrealized (Depreciation)	(12,388)

Net Unrealized Appreciation (Depreciation)	$28,453

NOTE 5.	SUBSEQUENT EVENTS

On May 28, 2004, the Fund acquired all the net assets of TA IDEX Templeton Great Companies Global pursuant to a plan of reorganization. At the same time, the Fund changed its sub-adviser from Janus Capital Management, LLC to Templeton Investment Counsel, LLC and Great Companies, LLC and was renamed from TA IDEX Janus Global to TA IDEX Templeton Great Companies Global. Great Companies, LLC is an affiliate of the Fund. The acquisition was accomplished by a tax-free exchange of 4,196 shares of the Fund for the 12,556 shares of TA IDEX Templeton Great Companies Global outstanding on May 27, 2004. TA IDEX Templeton Great Companies Global’s net assets at that date, $92,688, including $3,609 unrealized depreciation, were combined with those of the Fund. Proceeds in connection with the acquisition were as follows:

	Shares	Amount
Proceeds in connection with the acquisition
Class A	3,817	$85,329
Class B	260	4,841
Class C	21	436
Class C2	59	1,244
Class M	39	838

	4,196	$92,688

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Global    12

TA IDEX Janus Growth

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands) (unaudited)

	Shares	Value

COMMON STOCKS (90.7%)

Air Transportation (1.9%)
FedEx Corporation	331,750	$23,856

Amusement & Recreation Services (2.1%)
Mandalay Resort Group	463,825	26,647

Automotive Dealers & Service Stations (1.8%)
Advance Auto Parts, Inc. (a)	523,920	22,607

Beer, Wine & Distilled Beverages (1.0%)
LVMH Moet Hennessy Louis Vuitton SA	182,673	12,884

Business Services (7.2%)
Clear Channel Communications, Inc.	1,526,975	63,354
eBay Inc. (a)	350,420	27,971

Chemicals & Allied Products (1.4%)
Procter & Gamble Company (The)	166,115	17,567

Commercial Banks (5.8%)
Citigroup Inc.	437,245	21,027
MBNA Corporation (b)	1,333,205	32,505
Northern Trust Corporation	298,410	12,617
Providian Financial Corporation (a)	528,310	6,408

Communication (4.5%)
Liberty Media Corporation–Class A (a)	5,143,306	56,268

Communications Equipment (1.4%)
Avaya Inc. (a)	427,000	5,841
Nokia Corporation–ADR	878,070	12,302

Computer & Data Processing Services (10.6%)
Check Point Software Technologies, Ltd. (a)(b)	831,925	19,492
Electronic Arts Inc. (a)(b)	1,000,625	50,652
Yahoo! Inc. (a)	1,235,955	62,366

Computer & Office Equipment (3.9%)
Cisco Systems, Inc. (a)	1,653,652	34,512
Lexmark International, Inc. (a)	157,750	14,270

Electronic Components & Accessories (5.4%)
Advanced Micro Devices, Inc. (a)(b)	1,925,310	27,378
Intel Corporation	323,455	8,322
Maxim Integrated Products	334,230	15,371
NVIDIA Corporation (a)(b)	382,560	7,858
Xilinx, Inc. (a)	260,993	8,777

Hotels & Other Lodging Places (3.2%)
Marriott International, Inc.–Class A	426,930	20,134
Starwood Hotels & Resorts Worldwide, Inc.	512,880	20,407

Instruments & Related Products (1.1%)
Alcon, Inc.	191,810	14,242

Insurance (4.3%)
UnitedHealth Group Incorporated	887,100	54,539

Manufacturing Industries (1.3%)
International Game Technology	432,095	16,307

	Shares	Value

Medical Instruments & Supplies (8.6%)
Biomet, Incorporated	441,645	$17,445
Boston Scientific Corporation (a)	491,055	20,227
Medtronic, Inc.	1,399,445	70,616

Paper & Allied Products (1.3%)
3M Company	194,355	16,808

Personal Credit Institutions (1.1%)
SLM Corporation	368,115	14,102

Pharmaceuticals (15.8%)
Amgen Inc. (a)	671,180	37,767
Celgene Corporation (a)(b)	305,705	15,802
Elan Corporation PLC–ADR (a)(b)	132,230	2,856
Eon Labs, Inc. (a)	64,100	4,215
Forest Laboratories, Inc. (a)	369,295	23,812
Genentech, Inc. (a)	526,725	64,682
Genzyme Corporation –General Division (a)	170,275	7,417
Roche Holding AG–Genusschein (b)	323,715	33,978
Teva Pharmaceutical Industries Ltd. –ADR (b)	119,270	7,342

Restaurants (1.6%)
McDonald’s Corporation	753,650	20,522

Retail Trade (3.9%)
Amazon.com, Inc. (a)(b)	602,730	26,195
Staples, Inc.	906,305	23,346

Security & Commodity Brokers (0.8%)
Legg Mason, Inc. (b)	113,800	10,476

U.S. Government Agencies (0.7%)
Fannie Mae	136,140	9,356

Total Common Stocks (cost: $913,441)		1,143,445

	Principal	Value
SECURITY LENDING COLLATERAL (5.5%)

Debt (3.0%)

Bank Notes (0.5%)
Canadian Imperial Bank of Commerce 1.10%, due 11/04/2004	$3,419	$3,419
Fleet National Bank 1.00%, due 07/21/2004	3,419	3,419

Euro Dollar Overnight (0.3%)
Credit Agricole Indosuez 1.00%, due 05/07/2004	2,051	2,051
Royal Bank of Scotland Group PLC (The) 1.00%, due 05/07/2004	1,231	1,231

Euro Dollar Terms (0.7%)
Bank of Montreal
1.02%, due 05/21/2004	399	399
BNP Paribas SA
1.01%, due 05/18/2004	2,051	2,051
1.08%, due 07/29/2004	2,051	2,051

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Growth    1

TA IDEX Janus Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Euro Dollar Terms (continued)
Den Danske Bank
1.02%, due 05/20/2004	$1,367	$1,367
Royal Bank of Scotland Group PLC (The) 1.05%, due 07/15/2004	1,367	1,367
Wells Fargo & Company 1.02%, due 05/14/2004	2,051	2,051

Promissory Notes (0.4%)
Goldman Sachs Group, Inc. (The) 1.13%, due 07/29/2004	4,786	4,786

Repurchase Agreements (1.1%) (c)
Merrill Lynch & Co., Inc. 1.04% Repurchase Agreement dated 4/30/2004 to be repurchased at $13,674 on 05/03/2004	13,674	13,674

	Shares	Value
Investment Companies (2.5%)

Money Market Funds (2.5%)
American AAdvantage Select Fund 1-day yield of 0.98%	4,102,260	$4,102
Barclays Institutional Money Market Fund 1-day yield of 1.02%	9,571,939	9,572
Merrill Lynch Premier Institutional Fund 1-day yield of 0.97%	3,705,072	3,705
Merrimac Cash Series Fund– Premium Class 1-day yield of 0.99%	13,674,199	13,674

Total Security Lending Collateral (cost: $68,919)		68,919

Total Investment Securities (cost: $982,360)		$1,212,364

SUMMARY:
Investments, at value	96.2%	$1,212,364
Other assets in excess of liabilities	3.8%	48,100

Net assets	100.0%	$1,260,464

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At April 30, 2004, all or a portion of this security is on loan (see Note 1). The value at April 30, 2004, of all securities on loan is $65,740.
(c)	Cash collateral for the Repurchase Agreements, valued at $13,948, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%–9.75% and maturity dates ranging from 08/15/2004–11/15/2096, including some issues having a perpetual maturity.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Growth    2

TA IDEX Janus Growth

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $982,360) (including securities loaned of $65,740)	$1,212,364
Cash	123,101
Receivables:
Investment securities sold	3,872
Shares of beneficial interest sold	405
Interest	19
Dividends	852
Dividend reclaims receivable	83
Other	383

1,341,079

Liabilities:
Investment securities purchased	6,851
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	1,816
Management and advisory fees	945
Distribution fees	426
Transfer agent fees	1,162
Payable for collateral for securities on loan	68,919
Other	496

80,615

Net Assets	$1,260,464

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$1,977,880
Accumulated net investment income (loss)	(7,115)
Accumulated net realized gain (loss) from:
Investment securities	(940,216)
Foreign currency transactions	(15)
Net unrealized appreciation (depreciation) on:
Investment securities	229,930

Net Assets	$1,260,464

Net Assets by Class:
Class A	$565,843
Class B	223,050
Class C	949
Class C2	27,576
Class M	52,271
Class T	390,775
Shares Outstanding:
Class A	26,790
Class B	11,330
Class C	48
Class C2	1,401
Class M	2,626
Class T	17,823
Net Asset Value Per Share:
Class A	$21.12
Class B	19.69
Class C	19.69
Class C2	19.69
Class M	19.90
Class T	21.93
Maximum Offering Price Per Share (a):
Class A	$22.35
Class M	20.10
Class T	23.97

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$118
Dividends	4,568
Income from loaned securities–net	95
Less withholding taxes on foreign dividends	(152)

4,629

Expenses:
Management and advisory fees	5,783
Transfer agent fees	1,912
Printing and shareholder reports	822
Custody fees	62
Administration fees	73
Legal fees	32
Auditing and accounting fees	5
Trustees fees	41
Registration fees	38
Other	38
Distribution and service fees:
Class A	1,029
Class B	1,161
Class C	4
Class C2	149
Class M	253
Class T	–

Total expenses	11,402

Net Investment Income (Loss)	(6,773)

Net Realized Gain (Loss) from:
Investment securities	43,265
Foreign currency transactions	15

43,280

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	54,725

54,725

Net Gain (Loss) on Investment Securities and Foreign Currency Transactions	98,005

Net Increase (Decrease) in Net Assets Resulting from Operations	$91,232

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Growth     3

TA IDEX Janus Growth

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(6,773)	$(15,691)
Net realized gain (loss) from investment securities and foreign currency transactions	43,280	(89,352)
Net unrealized appreciation (depreciation) on investment securities	54,725	372,706

	91,232	267,663

Distributions to Shareholders:
From net investment income:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–
Class T	–	–

	–	–

From net realized gains:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–
Class T	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	15,200	97,031
Class B	6,318	16,501
Class C	558	925
Class C2	1,074	3,457
Class M	968	2,730
Class T	10,383	26,507

	34,501	147,151

Dividends and distributions reinvested:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–
Class T	–	–

	–	–

	April 30, 2004 (unaudited)	October 31, 2003
Cost of shares redeemed:
Class A	(73,629)	(136,363)
Class B	(32,271)	(54,092)
Class C	(396)	(248)
Class C2	(6,543)	(11,227)
Class M	(10,785)	(17,848)
Class T	(65,815)	(62,594)

	(189,439)	(282,372)

	(154,938)	(135,221)

Net increase (decrease) in net assets	(63,706)	132,442

Net Assets:
Beginning of period	1,324,170	1,191,728

End of period	$1,260,464	$1,324,170

Accumulated Net Investment Income (Loss)	$(7,115)	$(342)

Share Activity:
Shares issued:
Class A	730	5,565
Class B	324	999
Class C	29	54
Class C2	55	215
Class M	49	164
Class T	482	1,445

	1,669	8,442

Shares issued–reinvested from distributions:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–
Class T	–	–

	–	–

Shares redeemed:
Class A	(3,519)	(7,843)
Class B	(1,660)	(3,354)
Class C	(21)	(14)
Class C2	(336)	(687)
Class M	(548)	(1,099)
Class T	(3,037)	(3,528)

	(9,121)	(16,525)

Net increase (decrease) in shares outstanding:
Class A	(2,789)	(2,278)
Class B	(1,336)	(2,355)
Class C	8	40
Class C2	(281)	(472)
Class M	(499)	(935)
Class T	(2,555)	(2,083)

	(7,452)	(8,083)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Growth    4

TA IDEX Janus Growth

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

	For the Period Ended (d)(g)	For a share of beneficial interest outstanding throughout each period
		Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$19.73	$(0.10)	$1.49	$1.39	$–	$–	$–	$21.12
	10/31/2003	15.87	(0.21)	4.07	3.86	–	–	–	19.73
	10/31/2002	19.64	(0.22)	(3.55)	(3.77)	–	–	–	15.87
	10/31/2001	43.81	(0.24)	(20.80)	(21.04)	–	(3.13)	(3.13)	19.64
	10/31/2000	46.72	0.03	5.35	5.38	–	(8.29)	(8.29)	43.81
	10/31/1999	29.35	0.06	17.70	17.76	–	(0.39)	(0.39)	46.72
Class B	04/30/2004	18.45	(0.16)	1.40	1.24	–	–	–	19.69
	10/31/2003	14.93	(0.31)	3.83	3.52	–	–	–	18.45
	10/31/2002	18.63	(0.34)	(3.36)	(3.70)	–	–	–	14.93
	10/31/2001	42.08	(0.41)	(19.91)	(20.32)	–	(3.13)	(3.13)	18.63
	10/31/2000	45.38	(0.36)	5.35	4.99	–	(8.29)	(8.29)	42.08
	10/31/1999	28.63	(0.56)	17.70	17.14	–	(0.39)	(0.39)	45.38
Class C	04/30/2004	18.45	(0.16)	1.40	1.24	–	–	–	19.69
	10/31/2003	14.74	(0.32)	4.03	3.71	–	–	–	18.45
Class C2	04/30/2004	18.45	(0.16)	1.40	1.24	–	–	–	19.69
	10/31/2003	14.93	(0.31)	3.83	3.52	–	–	–	18.45
	10/31/2002	18.63	(0.34)	(3.36)	(3.70)	–	–	–	14.93
	10/31/2001	42.08	(0.42)	(19.90)	(20.32)	–	(3.13)	(3.13)	18.63
	10/31/2000	45.38	(0.36)	5.35	4.99	–	(8.29)	(8.29)	42.08
Class M	04/30/2004	18.65	(0.15)	1.40	1.25	–	–	–	19.90
	10/31/2003	15.08	(0.29)	3.86	3.57	–	–	–	18.65
	10/31/2002	18.78	(0.32)	(3.38)	(3.70)	–	–	–	15.08
	10/31/2001	42.35	(0.39)	(20.05)	(20.44)	–	(3.13)	(3.13)	18.78
	10/31/2000	45.58	(0.29)	5.35	5.06	–	(8.29)	(8.29)	42.35
	10/31/1999	28.74	(0.47)	17.70	17.23	–	(0.39)	(0.39)	45.58
Class T	04/30/2004	20.45	(0.07)	1.55	1.48	–	–	–	21.93
	10/31/2003	16.40	(0.16)	4.21	4.05	–	–	–	20.45
	10/31/2002	20.20	(0.16)	(3.64)	(3.80)	–	–	–	16.40
	10/31/2001	44.76	(0.14)	(21.29)	(21.43)	–	(3.13)	(3.13)	20.20
	10/31/2000	47.45	0.25	5.35	5.60	–	(8.29)	(8.29)	44.76
	10/31/1999	29.74	0.40	17.70	18.10	–	(0.39)	(0.39)	47.45

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Growth    5

TA IDEX Janus Growth

FINANCIAL HIGHLIGHTS (continued)

NOTES TO FINANCIAL HIGHLIGHTS

			Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	7.05%	$565,843	1.68%	1.68%	(0.98)%	22%
	10/31/2003	24.32	583,674	1.70	1.72	(1.22)	62
	10/31/2002	(19.21)	505,704	1.66	1.69	(1.10)	62
	10/31/2001	(51.31)	770,590	1.49	1.49	(0.83)	64
	10/31/2000	10.82	1,727,573	1.39	1.42	(0.61)	41
	10/31/1999	61.00	1,467,595	1.40	1.43	(0.60)	71
Class B	04/30/2004	6.72	223,050	2.33	2.33	(1.63)	22
	10/31/2003	23.58	233,731	2.35	2.37	(1.87)	62
	10/31/2002	(19.86)	224,348	2.31	2.35	(1.75)	62
	10/31/2001	(51.74)	354,949	2.14	2.14	(1.48)	64
	10/31/2000	10.11	775,252	2.04	2.07	(1.26)	41
	10/31/1999	60.36	327,926	2.05	2.08	(1.25)	71
Class C	04/30/2004	6.72	949	2.33	2.33	(1.63)	22
	10/31/2003	25.17	735	2.35	2.37	(1.88)	62
Class C2	04/30/2004	6.72	27,576	2.33	2.33	(1.63)	22
	10/31/2003	23.58	31,039	2.35	2.37	(1.87)	62
	10/31/2002	(19.86)	32,168	2.31	2.35	(1.75)	62
	10/31/2001	(51.74)	54,760	2.14	2.14	(1.48)	64
	10/31/2000	10.11	121,633	2.04	2.07	(1.26)	41
Class M	04/30/2004	6.70	52,271	2.23	2.23	(1.53)	22
	10/31/2003	23.67	58,272	2.25	2.27	(1.77)	62
	10/31/2002	(19.72)	61,207	2.21	2.25	(1.65)	62
	10/31/2001	(51.68)	113,794	2.04	2.04	(1.38)	64
	10/31/2000	10.22	287,530	1.94	1.97	(1.16)	41
	10/31/1999	60.45	141,586	1.95	1.98	(1.15)	71
Class T	04/30/2004	7.24	390,775	1.33	1.33	(0.63)	22
	10/31/2003	24.70	416,719	1.35	1.37	(0.87)	62
	10/31/2002	(18.82)	368,301	1.31	1.34	(0.75)	62
	10/31/2001	(51.07)	546,317	1.14	1.14	(0.48)	64
	10/31/2000	11.20	1,232,295	1.04	1.07	(0.26)	41
	10/31/1999	61.34	1,166,965	1.05	1.08	(0.25)	71

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003, and 4/30/2004.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	The inception date for the Fund’s offering of share classes are as follows:

Class C – November 11, 2002

Class C2 – November 1, 1999

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Growth    6

TA IDEX Janus Growth

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX Janus Growth (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on May 8, 1986.

On March 1, 2004, the Fund changed its name from IDEX Janus Growth to TA IDEX Janus Growth.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers six classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Class T shares are not available to new investors. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” If market quotations are not readily available, and the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Growth    7

TA IDEX Janus Growth

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party. Directed commissions during the period ended April 30, 2004, of $173 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $41 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Account Maintenance Fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder’s account.

No fee will be charged under the following conditions:

•	accounts opened within the preceding 24 months

•	accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•	accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Growth    8

TA IDEX Janus Growth

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

•	UTMA/UGMA accounts

•	Fiduciary accounts

•	B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the period ended April 30, 2004, this fee totaled $41. These fees are included in Paid in Capital in the Statement of Assets & Liabilities.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the assets allocation funds)

	Net Assets	% of Net Assets
TA IDEX Asset Allocation - Conservative Portfolio	$4,726	0%
TA IDEX Asset Allocation - Growth Portfolio	12,643	1%
TA IDEX Asset Allocation - Moderate Growth Portfolio	20,018	2%
TA IDEX Asset Allocation - Moderate Portfolio	11,151	1%

Total	$48,538	4%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

1.00% of the first $250 million of ANA

0.90% of the next $500 million of ANA

0.80% of the next $750 million of ANA

0.70% of ANA over $1.5 billion

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.50% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at April 30, 2004.

The sub-adviser, Janus Capital Management, LLC, has agreed to a pricing discount based on the aggregate assets that they manage in the AEGON/Transamerica Series Fund, Inc. and Transamerica IDEX Mutual Funds. The amount of the discount received by the Fund for the period ended April 30, 2004 was $16.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund, excluding Class T. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset- based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%
Class T	N/A

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A, M and T shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$447
Retained by Underwriter	60
Contingent Deferred Sales Charges	287

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $73 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $1,912 for the period ended April 30, 2004.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Growth    9

TA IDEX Janus Growth

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2004, the value of invested plan amounts was $270. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$205,063
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	289,582
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$633,224	October 31, 2009
259,422	October 31, 2010
86,859	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$986,687

Unrealized Appreciation	$267,413
Unrealized (Depreciation)	(41,736)

Net Unrealized Appreciation (Depreciation)	$225,677

NOTE 5.	SUBSEQUENT EVENTS

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Growth    10

TA IDEX Janus Growth & Income

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands) (unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (0.8%)

Communication (0.5%)
Cox Communications, Inc.
7.13%, due 10/01/2012	$130	$144

Electric, Gas & Sanitary Services (0.1%)
CMS Energy Corporation
7.63%, due 11/15/2004	35	36

Environmental Services (0.1%)
Allied Waste North America, Inc.
7.88%, due 04/15/2013	15	16

Telecommunications (0.1%)
MCI, Inc. (b)
6.69%, due 05/01/2009	45	43

Total Corporate Debt Securities (cost: $225)		239

CONVERTIBLE BONDS (0.1%)

Business Services (0.1%)
Lamar Advertising Company
2.88%, due 12/31/2010	30	32

Total Convertible Bonds (cost: $30)		32

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (1.5%)

Environmental Services (0.2%)
Allied Waste Industries, Inc.	740	$51

Insurance (0.6%)
XL Capital Ltd–Class A	6,550	166

Petroleum Refining (0.7%)
Amerada Hess Corporation	3,150	211

Total Convertible Preferred Stocks (cost: $390)		428

PREFERRED STOCKS (0.9%)

Automotive (0.9%)
Porsche AG	409	255

Total Preferred Stocks (cost: $171)		255

COMMON STOCKS (92.7%)

Amusement & Recreation Services (0.9%)
Disney (Walt) Company (The)	11,505	265

Automotive (0.8%)
Honeywell International Inc.	6,630	229

Automotive Dealers & Service Stations (0.4%)
AutoZone, Inc. (a)(b)	1,095	96
CarMax, Inc. (a)	1,165	30

Beer, Wine & Distilled Beverages (0.6%)
LVMH Moet Hennessy Louis Vuitton SA	2,629	185

Beverages (2.0%)
Anheuser-Busch Companies, Inc.	2,775	142
PepsiCo, Inc.	8,104	442

Business Credit Institutions (0.7%)
CIT Group, Inc.	5,775	198

Business Services (3.0%)
Clear Channel Communications, Inc.	9,775	406
eBay Inc. (a)	1,855	148
Lamar Advertising Company (a)	7,800	320

	Shares	Value
Chemicals & Allied Products (3.1%)
International Flavors & Fragrances Inc.	5,240	$190
Procter & Gamble Company (The)	5,590	591
Reckitt Benckiser PLC	4,145	108

Commercial Banks (6.0%)
Citigroup Inc.	22,785	1,096
Morgan Chase & Co. (J.P.)	6,515	245
U.S. Bancorp	15,817	406

Communication (6.2%)
Comcast Corporation–Special Class A (a)(b)	17,195	498
Cox Communications, Inc.–Class A (a)	13,415	439
Liberty Media Corporation–Class A (a)	52,040	569
Viacom, Inc.–Class B	7,264	281

Communications Equipment (1.1%)
Nokia Corporation–ADR	23,480	329

Computer & Data Processing Services (6.5%)
Computer Associates International, Inc. (b)	15,975	428
Electronic Arts Inc. (a)	7,995	405
Microsoft Corporation	26,710	694
Oracle Corporation (a)	14,930	168
Yahoo! Inc. (a)	3,485	176

Computer & Office Equipment (5.4%)
Cisco Systems, Inc. (a)	29,315	612
Dell Inc. (a)	5,575	194
International Business Machines Corporation	5,095	449
Lexmark International, Inc. (a)	2,100	190
SanDisk Corporation (a)	5,130	119

Drug Stores & Proprietary Stores (1.4%)
Medco Health Solutions, Inc. (a)	11,325	401

Electric Services (1.6%)
EnCana Corporation	11,483	450

Electronic & Other Electric Equipment (4.6%)
General Electric Company	16,540	495
Harman International Industries, Incorporated	2,455	186
Samsung Electronics Co., Ltd.	400	190
Samsung Electronics Co., Ltd.–GDR–144A (USD) (b)	1,965	462

Electronic Components & Accessories (11.8%)
Intel Corporation	10,915	281
Linear Technology Corporation	8,625	307
Maxim Integrated Products	13,310	612
NVIDIA Corporation (a)(b)	8,765	180
Smiths Group PLC	12,934	160
Texas Instruments Incorporated	20,820	523
Tyco International Ltd.	48,690	1,337

Environmental Services (0.1%)
Waste Management, Inc.	925	26

Food & Kindred Products (0.7%)
Altria Group, Inc.	3,735	207

Gas Production & Distribution (0.6%)
Kinder Morgan, Inc.	3,020	182

Hotels & Other Lodging Places (3.1%)
Fairmont Hotels & Resorts Inc. (b)	12,992	321
Four Seasons Hotels Inc. (b)	3,515	188
Starwood Hotels & Resorts Worldwide, Inc.	9,700	386

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Growth & Income    1

TA IDEX Janus Growth & Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands) (unaudited)

	Shares	Value
Industrial Machinery & Equipment (1.0%)
Applied Materials, Inc. (a)	15,080	$275
Insurance (7.9%)
Aetna Inc.	5,740	475
American International Group, Inc.	7,116	510
Berkshire Hathaway Inc.–Class B (a)	219	683
UnitedHealth Group Incorporated	10,175	626
Manufacturing Industries (0.3%)
Marvel Enterprises, Inc. (a)	4,895	93
Medical Instruments & Supplies (2.4%)
Bard, (C.R.) Inc.	2,025	215
Medtronic, Inc.	9,440	476
Mortgage Bankers & Brokers (0.4%)
Countrywide Financial Corporation	2,100	125
Motion Pictures (1.9%)
Time Warner Inc. (a)	32,360	544
Oil & Gas Extraction (0.7%)
ConocoPhillips	2,673	191
Paper & Allied Products (1.5%)
3M Company	4,890	423
Petroleum Refining (3.1%)
Exxon Mobil Corporation	21,180	901
Pharmaceuticals (6.2%)
Amgen Inc. (a)	7,690	433
Pfizer Inc.	12,555	449
Roche Holding AG–Genusschein	8,712	914
Radio & Television Broadcasting (1.4%)
British Sky Broadcasting Group PLC	33,076	391
Railroads (0.9%)
Canadian National Railway Company	7,255	274
Retail Trade (1.3%)
Amazon.com, Inc. (a)(b)	4,655	202
PETsMART, Inc.	6,545	181
Security & Commodity Brokers (1.4%)
Goldman Sachs Group, Inc. (The)	4,305	415
U.S. Government Agencies (1.7%)
Fannie Mae	7,000	481

Total Common Stocks (cost: $22,648)		26,819

	Principal	Value
SECURITY LENDING COLLATERAL (6.5%)

Debt (3.6%)
Bank Notes (0.6%)
Canadian Imperial Bank of Commerce
1.10%, due 11/04/2004	$93	$93
Fleet National Bank
1.00%, due 07/21/2004	93	93

	Principal	Value
Euro Dollar Overnight (0.3%)
Credit Agricole Indosuez
1.00%, due 05/07/2004	$ 56	$56
Royal Bank of Scotland Group PLC (The)
1.00%, due 05/07/2004	34	34
Euro Dollar Terms (0.9%)
Bank of Montreal
1.02%, due 05/21/2004	11	11
BNP Paribas SA
1.01%, due 05/18/2004	56	56
1.08%, due 07/29/2004	56	56
Den Danske Bank
1.02%, due 05/20/2004	37	37
Royal Bank of Scotland Group PLC (The)
1.05%, due 07/15/2004	37	37
Wells Fargo & Company
1.02%, due 05/14/2004	56	56
Promissory Notes (0.5%)
Goldman Sachs Group, Inc. (The)
1.13%, due 07/29/2004	131	131
Repurchase Agreements (1.3%) (c)
Merrill Lynch & Co., Inc.
1.04% Repurchase Agreement dated 04/30/2004 to be repurchased at $375 on 05/03/2004	375	375

	Shares	Value
Investment Companies (2.9%)
Money Market Funds (2.9%)
American AAdvantage Select Fund
1-day yield of 0.98%	112,156	$112
Barclays Institutional Money Market Fund
1-day yield of 1.02%	261,697	262
Merrill Lynch Premier Institutional Fund
1-day yield of 0.97%	101,297	101
Merrimac Cash Series Fund– Premium Class
1-day yield of 0.99%	373,853	374

Total Security Lending Collateral (cost: $1,884)		1,884

Total Investment Securities (cost: $25,348)		$29,657

SUMMARY:
Investments, at value	102.5%	$29,657
Liabilities in excess of other assets	(2.5)%	(713)

Net assets	100.0%	$28,944

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Growth & Income     2

TA IDEX Janus Growth & Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands) (unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro Dollar	(210)	09/27/2004	$(255)	$4
Swiss Franc	(200)	09/27/2004	(158)	3
Swiss Franc	(150)	10/15/2004	(116)	(1)

			$(529)	$6

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At April 30, 2004, all or a portion of this security is on loan (see Note 1). The value at April 30, 2004, of all securities on loan is $1,814.
(c)	Cash collateral for the Repurchase Agreements, valued at $381, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%–9.75% and maturity dates ranging from 08/15/2004–11/15/2096, including some issues having a perpetual maturity.

DEFINITIONS:

ADR American Depositary Receipt

GDR Global Depositary Receipt

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, these securities aggregated $462 or 1.59% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Growth & Income     3

TA IDEX Janus Growth & Income

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 25,348) (including securities loaned of $1,814)	$29,657
Cash	1,634
Receivables:
Investment securities sold	145
Shares of beneficial interest sold	3
Interest	3
Dividends	24
Dividend reclaims receivable	2
Unrealized appreciation on forward foreign currency contracts	7
Other	4

31,479

Liabilities:
Investment securities purchased	179
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	352
Management and advisory fees	18
Distribution fees	21
Transfer agent fees	46
Payable for collateral for securities on loan	1,884
Unrealized depreciation on forward foreign currency contracts	1
Other	34

2,535

Net Assets	$28,944

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$29,229
Accumulated net investment income (loss)	(192)
Accumulated net realized gain (loss) from:
Investment securities	(4,379)
Foreign currency transactions	(30)
Net unrealized appreciation (depreciation) on:
Investment securities	4,309
Translation of assets and liabilities denominated in foreign currencies	7

Net Assets	$28,944

Net Assets by Class:
Class A	$6,596
Class B	17,292
Class C	1,351
Class C2	2,239
Class M	1,466
Shares Outstanding:
Class A	754
Class B	2,024
Class C	159
Class C2	262
Class M	171
Net Asset Value Per Share:
Class A	$8.74
Class B	8.54
Class C	8.54
Class C2	8.54
Class M	8.57
Maximum Offering Price Per Share (a):
Class A	$9.25
Class M	8.66

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$8
Dividends	190
Income from loaned securities–net	2
Less withholding taxes on foreign dividends	(4)

196

Expenses:
Management and advisory fees	160
Transfer agent fees	61
Printing and shareholder reports	24
Custody fees	11
Administration fees	8
Legal fees	1
Auditing and accounting fees	5
Trustees fees	1
Registration fees	25
Other	6
Distribution and service fees:
Class A	13
Class B	94
Class C	8
Class C2	14
Class M	8

Total expenses	439
Less:
Advisory fee waiver	(51)

Net expenses	388

Net Investment Income (Loss)	(192)

Net Realized Gain (Loss) from:
Investment securities	1,719
Foreign currency transactions	(30)

1,689

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	145
Translation of assets and liabilities denominated in foreign currencies	11

156

Net Gain (Loss) on Investment Securities and Foreign Currency Transactions	1,845

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,653

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Growth & Income    4

TA IDEX Janus Growth & Income

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(192)	$(366)
Net realized gain (loss) from investment securities and foreign currency transactions	1,689	(900)
Net unrealized appreciation (depreciation) on investment securities and foreign currency translation	156	7,198

	1,653	5,932

Distributions to Shareholders:
From net investment income:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

From net realized gains:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,459	14,068
Class B	871	6,262
Class C	126	1,608
Class C2	172	966
Class M	62	987

	2,690	23,891

Dividends and distributions reinvested:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Cost of shares redeemed:
Class A	(1,797)	(27,993)
Class B	(4,649)	(4,407)
Class C	(361)	(231)
Class C2	(1,199)	(1,685)
Class M	(886)	(941)

	(8,892)	(35,257)

	(6,202)	(11,366)

Net increase (decrease) in net assets	(4,549)	(5,434)

Net Assets:
Beginning of period	33,493	38,927

End of period	$28,944	$33,493

Accumulated Net Investment Income (Loss)	$(192)	$–

	April 30, 2004 (unaudited)	October 31, 2003

Share Activity:
Shares issued:
Class A	169	1,935
Class B	100	846
Class C	15	219
Class C2	20	130
Class M	7	136

	311	3,266

Shares issued–reinvested from distributions:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Shares redeemed:
Class A	(203)	(3,591)
Class B	(546)	(592)
Class C	(42)	(33)
Class C2	(140)	(228)
Class M	(103)	(129)

	(1,034)	(4,573)

Net increase (decrease) in shares outstanding:
Class A	(34)	(1,656)
Class B	(446)	254
Class C	(27)	186
Class C2	(120)	(98)
Class M	(96)	7

	(723)	(1,307)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Growth & Income    5

TA IDEX Janus Growth & Income

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$8.32	$(0.03)	$0.45	$0.42	$–	$–	$–	$8.74
	10/31/2003	7.26	(0.04)	1.10	1.06	–	–	–	8.32
	10/31/2002	8.44	(0.03)	(1.15)	(1.18)	–	–	–	7.26
	10/31/2001	10.00	0.03	(1.59)	(1.56)	–	–	–	8.44
Class B	04/30/2004	8.15	(0.06)	0.45	0.39	–	–	–	8.54
	10/31/2003	7.16	(0.09)	1.08	0.99	–	–	–	8.15
	10/31/2002	8.38	(0.09)	(1.13)	(1.22)	–	–	–	7.16
	10/31/2001	10.00	(0.03)	(1.59)	(1.62)	–	–	–	8.38
Class C	04/30/2004	8.15	(0.06)	0.45	0.39	–	–	–	8.54
	10/31/2003	7.11	(0.09)	1.13	1.04	–	–	–	8.15
Class C2	04/30/2004	8.15	(0.06)	0.45	0.39	–	–	–	8.54
	10/31/2003	7.16	(0.09)	1.08	0.99	–	–	–	8.15
	10/31/2002	8.38	(0.10)	(1.12)	(1.22)	–	–	–	7.16
	10/31/2001	10.00	(0.03)	(1.59)	(1.62)	–	–	–	8.38
Class M	04/30/2004	8.17	(0.05)	0.45	0.40	–	–	–	8.57
	10/31/2003	7.17	(0.08)	1.08	1.00	–	–	–	8.17
	10/31/2002	8.39	(0.09)	(1.13)	(1.22)	–	–	–	7.17
	10/31/2001	10.00	(0.03)	(1.58)	(1.61)	–	–	–	8.39

			Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	5.05%	$6,596	1.95%	2.25%	(0.70)%	18%
	10/31/2003	14.60	6,556	1.95	2.15	(0.50)	87
	10/31/2002	(13.94)	17,754	1.93	2.28	(0.41)	53
	10/31/2001	(15.64)	3,881	1.75	3.26	0.34	44
Class B	04/30/2004	4.79	17,292	2.60	2.90	(1.35)	18
	10/31/2003	13.83	20,130	2.60	2.80	(1.15)	87
	10/31/2002	(14.56)	15,868	2.58	2.93	(1.06)	53
	10/31/2001	(16.20)	11,884	2.40	3.91	(0.31)	44
Class C	04/30/2004	4.79	1,351	2.60	2.90	(1.35)	18
	10/31/2003	14.63	1,515	2.60	2.80	(1.15)	87
Class C2	04/30/2004	4.79	2,239	2.60	2.90	(1.35)	18
	10/31/2003	13.83	3,110	2.60	2.80	(1.15)	87
	10/31/2002	(14.56)	3,441	2.58	2.93	(1.06)	53
	10/31/2001	(16.20)	2,469	2.40	3.91	(0.31)	44
Class M	04/30/2004	4.90	1,466	2.50	2.80	(1.25)	18
	10/31/2003	13.95	2,182	2.50	2.70	(1.05)	87
	10/31/2002	(14.53)	1,864	2.48	2.83	(0.96)	53
	10/31/2001	(16.11)	1,698	2.30	3.81	(0.21)	44

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	TA IDEX Janus Growth & Income (“the Fund”) commenced operations on December 15, 2000. The inception date for the Fund’s offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Growth & Income    6

TA IDEX Janus Growth & Income

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX Janus Growth & Income (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on December 15, 2000.

On March 1, 2004, the Fund changed its name from IDEX Janus Growth & Income to TA IDEX Janus Growth & Income.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of Shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” If market quotations are not readily available, and the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

The Fund values its investment securities at fair value based upon procedures approved by the Board of Trustees on day when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of investments.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Growth & Income    7

TA IDEX Janus Growth & Income

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party. Directed commissions during the period ended April 30, 2004, of $45 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned less than $1 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments.

During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at April 30, 2004, are listed in the Schedule of Investments.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Growth & Income    8

TA IDEX Janus Growth & Income

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

Account Maintenance Fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder’s account.

No fee will be charged under the following conditions:

•	accounts opened within the preceding 24 months

•	accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•	accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•	UTMA/UGMA accounts

•	Fiduciary accounts

•	B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the period ended April 30, 2004, this fee totaled $1. These fees are included in Paid in Capital in the Statement of Assets & Liabilities.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

1.00% of the first $100 million of ANA

0.95% of the next $400 million of ANA

0.85% of ANA over $500 million

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.60% Expense Limit

The sub-adviser, Janus Capital Management, LLC, has agreed to a pricing discount based on the aggregate assets that they manage in the AEGON/Transamerica Series Fund, Inc. and Transamerica IDEX Mutual Funds. The amount of the discount received by the Fund at April 30, 2004 was less than $1.

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three periods, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$84	10/31/2006
Fiscal Year 2002	104	10/31/2005
Fiscal Year 2001	173	10/31/2004

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$19
Retained by Underwriter	2
Contingent Deferred Sales Charges	34

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $8 for the period ended April 30, 2004.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Growth & Income    9

TA IDEX Janus Growth & Income

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

Transfer agent fees: The Fund paid ATIS $61 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Fund. At April 30, 2004, the value of invested plan amounts was $1. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$5,615
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	12,020
U.S. Government	268

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$658	October 31, 2009
3,893	October 31, 2010
1,077	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$25,666

Unrealized Appreciation	$4,399
Unrealized (Depreciation)	(408)

Net Unrealized Appreciation (Depreciation)	$3,991

NOTE 5.	SUBSEQUENT EVENTS

The Fund merged into TA IDEX Janus Balanced effective as of the close of business on May 28, 2004.

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Janus Growth & Income    10

TA IDEX Jennison Growth

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

PREFERRED STOCKS (0.6%)

Motion Pictures (0.6%)
News Corporation Limited (The)–ADR	12,700	$429

Total Preferred Stocks (cost: $375)		429

COMMON STOCKS (95.6%)

Apparel & Accessory Stores (1.0%)
Chico’s FAS, Inc. (a)	18,900	770

Business Services (2.9%)
Clear Channel Communications, Inc.	8,400	349
eBay Inc. (a)	22,900	1,828

Chemicals & Allied Products (2.4%)
Avon Products, Inc.	7,900	664
Procter & Gamble Company (The)	10,800	1,142

Commercial Banks (6.5%)
Citigroup Inc.	37,200	1,789
Morgan Chase & Co. (J.P.)	42,700	1,605
State Street Corporation	28,800	1,405

Communication (2.3%)
DIRECTV Group, Inc. (The) (a)	19,800	354
Viacom, Inc.–Class B	34,500	1,333

Communications Equipment (1.6%)
Nokia Corporation–ADR	22,800	319
QUALCOMM Incorporated	13,700	856

Computer & Data Processing Services (8.9%)
Amdocs Limited (a)	12,800	340
Electronic Arts Inc. (a)	26,800	1,357
Mercury Interactive Corporation (a)	6,700	285
Microsoft Corporation	66,500	1,727
SAP AG–ADR	39,000	1,453
Symantec Corporation (a)	1,000	45
Yahoo! Inc. (a)	28,100	1,418

Computer & Office Equipment (8.9%)
Apple Computer, Inc. (a)	900	23
Cisco Systems, Inc. (a)	116,100	2,423
Dell Inc. (a)	54,000	1,874
EMC Corporation (a)	62,700	700
Hewlett-Packard Company	8,400	165
International Business Machines Corporation	12,400	1,093
Lexmark International, Inc. (a)	4,000	362

Department Stores (0.9%)
Kohl’s Corporation (a)	15,400	644

Educational Services (1.6%)
Apollo Group, Inc.–Class A (a)	12,900	1,172

Electronic & Other Electric Equipment (3.3%)
General Electric Company	67,400	2,019
Harman International Industries, Incorporated	5,600	425

Electronic Components & Accessories (6.4%)
Intel Corporation	90,900	2,339
Marvell Technology Group Ltd. (a)	18,400	713
Texas Instruments Incorporated	67,200	1,687

	Shares	Value

Food Stores (2.2%)
Kroger Co. (The) (a)	28,500	$499
Whole Foods Market, Inc.	14,400	1,152

Furniture & Home Furnishings Stores (1.8%)
Bed Bath & Beyond Inc. (a)	36,800	1,366

Health Services (1.0%)
Caremark Rx, Inc. (a)	23,000	779

Instruments & Related Products (2.7%)
Agilent Technologies, Inc. (a)	50,200	1,356
Alcon, Inc.	5,800	431
KLA–Tencor Corporation (a)	5,400	225

Insurance (1.4%)
American International Group, Inc.	15,000	1,075

Lumber & Other Building Materials (1.2%)
Lowe’s Companies, Inc.	17,100	890

Medical Instruments & Supplies (2.1%)
Guidant Corporation	13,000	819
Medtronic, Inc.	14,200	717

Oil & Gas Extraction (4.9%)
BJ Services Company (a)	18,500	823
Schlumberger Limited	24,800	1,451
Total Fina Elf SA–ADR	14,400	1,327

Pharmaceuticals (15.8%)
Allergan, Inc.	11,800	1,039
Amgen Inc. (a)	20,300	1,142
AstraZeneca PLC–ADR	19,500	933
Genentech, Inc. (a)	13,200	1,621
Gilead Sciences, Inc. (a)	16,700	1,016
IVAX Corporation (a)	6,800	145
Lilly (Eli) and Company	17,500	1,292
Medimmune, Inc. (a)	18,300	444
Novartis AG–ADR	20,200	905
Pfizer Inc.	45,300	1,619
Roche Holding AG–ADR	8,569	899
Teva Pharmaceutical Industries Ltd.–ADR	11,500	708

Radio & Television Broadcasting (1.6%)
Univision Communications Inc.–Class A (a)	34,400	1,164

Restaurants (3.4%)
McDonald’s Corporation	35,700	972
Starbucks Corporation (a)	40,300	1,565

Retail Trade (1.6%)
Tiffany & Co.	29,700	1,158

Security & Commodity Brokers (4.2%)
American Express Company	33,300	1,630
Goldman Sachs Group, Inc. (The)	7,600	733
Merrill Lynch & Co., Inc.	13,400	727

Telecommunications (1.5%)
Vodafone Group PLC–ADR	44,400	1,090

Transportation & Public Utilities (1.0%)
InterActiveCorp (a)	23,738	757

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Jennison Growth    1

TA IDEX Jennison Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
Variety Stores (2.5%)
Costco Wholesale Corporation (a)	19,300	$723
Wal-Mart Stores, Inc.	19,700	1,123

Total Common Stocks (cost: $72,617)		70,993

Total Investment Securities (cost: $72,992)		$71,422

SUMMARY:
Investments, at value	96.2%	$71,422
Other assets in excess of liabilities	3.8%	2,792

Net assets	100.0%	$74,214

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Jennison Growth    2

TA IDEX Jennison Growth

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $72,992)	$71,422
Cash	1,261
Receivables:
Investment securities sold	1,646
Shares of beneficial interest sold	334
Dividends	52
Dividend reclaims receivable	5
Other	4

74,724

Liabilities:
Investment securities purchased	190
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	101
Management and advisory fees	50
Distribution fees	51
Transfer agent fees	85
Other	33

510

Net Assets	$74,214

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$76,082
Accumulated net investment income (loss)	(464)
Undistributed net realized gain (loss) from:
Investment securities	176
Foreign currency transactions	(9)
Net unrealized appreciation (depreciation) on:
Investment securities	(1,571)

Net Assets	$74,214

Net Assets by Class:
Class A	$19,814
Class B	37,883
Class C	2,087
Class C2	7,160
Class M	7,270
Shares Outstanding:
Class A	2,127
Class B	4,278
Class C	235
Class C2	809
Class M	814
Net Asset Value Per Share:
Class A	$9.32
Class B	8.86
Class C	8.90
Class C2	8.86
Class M	8.93
Maximum Offering Price Per Share (a):
Class A	$9.86
Class M	9.02

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$5
Dividends	359
Income from loaned securities–net	10
Less withholding taxes on foreign dividends	(4)

370

Expenses:
Management and advisory fees	302
Transfer agent fees	126
Printing and shareholder reports	55
Custody fees	8
Administration fees	10
Legal fees	2
Auditing and accounting fees	5
Trustees fees	2
Registration fees	22
Other	5
Distribution and service fees:
Class A	34
Class B	195
Class C	8
Class C2	38
Class M	35

Total expenses	847
Less:
Advisory fee waiver	(16)

Net expenses	831

Net Investment Income (Loss)	(461)

Net Realized Gain (Loss) from:
Investment securities	14,482
Foreign currency transactions	(9)

14,473

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(7,655)

Net Gain (Loss) on Investment Securities and Foreign Currency Transactions	6,818

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,357

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Jennison Growth    3

TA IDEX Jennison Growth

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(461)	$(708)
Net realized gain (loss) from investment securities and foreign currency transactions	14,473	(2,454)
Net unrealized appreciation (depreciation) on investment securities	(7,655)	17,691

	6,357	14,529

Distributions to Shareholders:
From net investment income:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

From net realized gains:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,818	4,065
Class B	1,239	3,745
Class C	2,257	589
Class C2	328	1,689
Class M	992	763

	8,634	10,851

Dividends and distributions reinvested:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Cost of shares redeemed:
Class A	(4,569)	(11,152)
Class B	(4,127)	(10,927)
Class C	(831)	(64)
Class C2	(1,474)	(4,487)
Class M	(1,820)	(2,917)

	(12,821)	(29,547)

	(4,187)	(18,696)

Net increase (decrease) in net assets	2,170	(4,167)

Net Assets:
Beginning of period	72,044	76,211

End of period	$74,214	$72,044

Accumulated Net Investment Income (Loss)	$(464)	$(3)

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	410	549
Class B	139	533
Class C	252	84
Class C2	37	241
Class M	111	110

	949	1,517

Shares issued–reinvested from distributions:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Shares redeemed:
Class A	(490)	(1,514)
Class B	(468)	(1,584)
Class C	(92)	(9)
Class C2	(169)	(657)
Class M	(205)	(413)

	(1,424)	(4,177)

Net increase (decrease) in shares outstanding:
Class A	(80)	(965)
Class B	(329)	(1,051)
Class C	160	75
Class C2	(132)	(416)
Class M	(94)	(303)

	(475)	(2,660)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Jennison Growth    4

TA IDEX Jennison Growth

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$8.54	$(0.03)	$0.81	$0.78	$–	$–	$–	$9.32
	10/31/2003	6.88	(0.04)	1.70	1.66	–	–	–	8.54
	10/31/2002	8.04	(0.05)	(1.11)	(1.16)	–	–	–	6.88
	10/31/2001	10.26	(0.01)	(1.17)	(1.18)	–	(1.04)	(1.04)	8.04
	10/31/2000	12.14	(0.13)	(1.54)	(1.67)	–	(0.21)	(0.21)	10.26
	10/31/1999	10.14	0.06	2.78	2.84	–	(0.84)	(0.84)	12.14
Class B	04/30/2004	8.14	(0.06)	0.78	0.72	–	–	–	8.86
	10/31/2003	6.60	(0.08)	1.62	1.54	–	–	–	8.14
	10/31/2002	7.77	(0.10)	(1.07)	(1.17)	–	–	–	6.60
	10/31/2001	10.01	(0.05)	(1.15)	(1.20)	–	(1.04)	(1.04)	7.77
	10/31/2000	11.93	(0.17)	(1.54)	(1.71)	–	(0.21)	(0.21)	10.01
	10/31/1999	10.02	(0.03)	2.78	2.75	–	(0.84)	(0.84)	11.93
Class C	04/30/2004	8.14	(0.07)	0.83	0.76	–	–	–	8.90
	10/31/2003	6.60	(0.09)	1.63	1.54	–	–	–	8.14
Class C2	04/30/2004	8.14	(0.06)	0.78	0.72	–	–	–	8.86
	10/31/2003	6.60	(0.08)	1.62	1.54	–	–	–	8.14
	10/31/2002	7.77	(0.10)	(1.07)	(1.17)	–	–	–	6.60
	10/31/2001	10.01	(0.05)	(1.15)	(1.20)	–	(1.04)	(1.04)	7.77
	10/31/2000	11.93	(0.17)	(1.54)	(1.71)	–	(0.21)	(0.21)	10.01
Class M	04/30/2004	8.20	(0.06)	0.79	0.73	–	–	–	8.93
	10/31/2003	6.65	(0.08)	1.63	1.55	–	–	–	8.20
	10/31/2002	7.81	(0.10)	(1.06)	(1.16)	–	–	–	6.65
	10/31/2001	10.05	(0.04)	(1.16)	(1.20)	–	(1.04)	(1.04)	7.81
	10/31/2000	11.96	(0.16)	(1.54)	(1.70)	–	(0.21)	(0.21)	10.05
	10/31/1999	10.04	(0.02)	2.78	2.76	–	(0.84)	(0.84)	11.96

			Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	9.13%	$19,814	1.75%	1.77%	(0.75)%	128%
	10/31/2003	24.13	18,833	1.75	1.90	(0.54)	100
	10/31/2002	(14.47)	21,836	1.75	1.82	(0.52)	98
	10/31/2001	(11.08)	17,670	1.55	2.44	(0.11)	158
	10/31/2000	(14.06)	4,147	1.55	2.66	(0.87)	244
	10/31/1999	30.07	4,537	1.64	2.87	(0.99)	126
Class B	04/30/2004	8.85	37,883	2.40	2.42	(1.40)	128
	10/31/2003	23.33	37,500	2.40	2.55	(1.19)	100
	10/31/2002	(15.10)	37,363	2.40	2.47	(1.17)	98
	10/31/2001	(11.54)	31,922	2.20	3.09	(0.76)	158
	10/31/2000	(14.70)	3,483	2.20	3.31	(1.52)	244
	10/31/1999	29.45	3,868	2.29	3.52	(1.64)	126
Class C	04/30/2004	9.34	2,087	2.40	2.42	(1.40)	128
	10/31/2003	23.33	607	2.40	2.55	(1.19)	100
Class C2	04/30/2004	8.85	7,160	2.40	2.42	(1.40)	128
	10/31/2003	23.33	7,654	2.40	2.55	(1.19)	100
	10/31/2002	(15.10)	8,957	2.40	2.47	(1.17)	98
	10/31/2001	(11.54)	7,211	2.20	3.09	(0.76)	158
	10/31/2000	(14.70)	271	2.20	3.31	(1.51)	244
Class M	04/30/2004	8.90	7,270	2.30	2.32	(1.30)	128
	10/31/2003	23.31	7,450	2.30	2.45	(1.09)	100
	10/31/2002	(14.91)	8,055	2.30	2.37	(1.07)	98
	10/31/2001	(11.48)	5,994	2.10	2.99	(0.66)	158
	10/31/2000	(14.60)	946	2.10	3.21	(1.42)	244
	10/31/1999	29.54	1,338	2.19	3.42	(1.54)	126

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Jennison Growth    5

TA IDEX Jennison Growth

FINANCIAL HIGHLIGHTS (continued)

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003, and 4/30/2004.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	The inception date for the Fund’s offering of share classes are as follows:

Class C – November 11, 2002

Class C2 – November 1, 1999

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Jennison Growth    6

TA IDEX Jennison Growth

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX Jennison Equity Opportunity (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on February 1, 1996.

On March 1, 2004, the Fund changed its name from IDEX Jennison Equity Opportunity to TA IDEX Jennison Growth.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of Shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” If market quotations are not readily available, and the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Jennison Growth    7

TA IDEX Jennison Growth

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

Mutual Funds, or by any other party. Directed commissions during the period ended April 30, 2004, of $12 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $4 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain in the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Repurchase Agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Account Maintenance Fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder’s account.

No fee will be charged under the following conditions:

•	accounts opened within the preceding 24 months

•	accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•	accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•	UTMA/UGMA accounts

•	Fiduciary accounts

•	B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Jennison Growth    8

TA IDEX Jennison Growth

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE  1–(continued)

For the period ended April 30, 2004, this fee totaled $1. These fees are included in Paid in Capital in the Statement of Assets & Liabilities.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of

Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

0.80% of the first $500 million of ANA

0.70% of ANA over $500 million

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.40% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at April 30, 2004.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$26
Retained by Underwriter	3
Contingent Deferred Sales Charges	60

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $10 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $126 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Fund. At April 30, 2004, the value of invested plan amounts was $4. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$90,852
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	93,108
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Jennison Growth    9

TA IDEX Jennison Growth

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE  4–(continued)

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$2,778 8,055 3,020	October 31, 2009 October 31, 2010 October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$73,064

Unrealized Appreciation	$2,573
Unrealized (Depreciation)	(4,215)

Net Unrealized Appreciation (Depreciation)	$(1,642)

NOTE 5.	SUBSEQUENT EVENTS

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Jennison Growth    10

TA IDEX LKCM Strategic Total Return

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (0.8%)
U.S. Treasury Note (b) 2.63%, due 11/15/2006	$400	$400

Total U.S. Government Obligations (cost: $405)		400

CORPORATE DEBT SECURITIES (5.0%)

Business Services (1.0%)
First Data Corporation 4.70%, due 11/01/2006	500	522

Life Insurance (0.8%)
Hartford Life, Inc. 6.90%, due 06/15/2004	400	402

Personal Credit Institutions (1.0%)
General Electric Capital Corporation 8.85%, due 04/01/2005	500	530

Printing & Publishing (1.0%)
Gannett Co., Inc. 5.50%, due 04/01/2007	500	533

Variety Stores (1.2%)
Wal-Mart Stores, Inc. 6.55%, due 08/10/2004	600	609

Total Corporate Debt Securities (cost: $2,587)		2,596

CONVERTIBLE BONDS (1.3%)

Printing & Publishing (1.3%)
Tribune Company–PHONES 0.00%, due 01/00/1900	8,100	656

Total Convertible Bonds (cost: $977)		656

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (3.7%)

Instruments & Related Products (1.7%)
Raytheon Company	17,000	$875

Life Insurance (2.0%)
Prudential Financial, Inc.–Units	15,100	1,020

Total Convertible Preferred Stocks (cost: $1,662)		1,895

COMMON STOCKS (87.8%)

Automotive (1.6%)
Honeywell International Inc.	24,500	847

Beverages (3.7%)
Coca-Cola Company (The)	19,000	961
PepsiCo, Inc.	17,000	926

Business Services (3.5%)
Clear Channel Communications, Inc.	21,800	904
First Data Corporation	19,600	890

Chemicals & Allied Products (3.7%)
Colgate-Palmolive Company	17,500	1,013
du Pont (E.I.) de Nemours and Company	20,400	876

	Shares	Value
Commercial Banks (9.7%)
Bank of America Corporation	9,900	$797
Bank of New York Company, Inc. (The)	26,500	772
Citigroup Inc.	18,800	904
Cullen/Frost Bankers, Inc.	19,000	823
Mellon Financial Corporation	29,800	883
Wells Fargo & Company	15,600	881

Communication (1.5%)
Viacom, Inc.–Class B	20,344	786

Communications Equipment (2.9%)
Harris Corporation (b)	20,700	933
Motorola, Inc.	29,700	542

Computer & Data Processing Services (4.7%)
Automatic Data Processing, Inc.	20,000	876
Microsoft Corporation	37,800	982
SunGard Data Systems Inc. (a)	21,000	547

Computer & Office Equipment (4.4%)
Cisco Systems, Inc. (a)	27,700	578
Dell Inc. (a)	27,200	944
International Business Machines Corporation	8,500	749

Electronic & Other Electric Equipment (1.8%)
General Electric Company	31,500	943

Electronic Components & Accessories (4.1%)
Intel Corporation	28,300	728
Texas Instruments Incorporated	30,000	753
Tyco International Ltd.	24,000	659

Environmental Services (2.7%)
Allied Waste Industries, Inc. (a)(b)	54,000	680
Waste Management, Inc.	24,700	701

Food & Kindred Products (2.9%)
Altria Group, Inc.	14,300	792
Kraft Foods, Inc.–Class A	21,400	704

Health Services (1.8%)
Triad Hospitals, Inc. (a)	26,600	905

Instruments & Related Products (1.9%)
Alcon, Inc.	13,500	1,002

Insurance (1.8%)
American International Group, Inc.	13,275	951

Lumber & Other Building Materials (1.7%)
Home Depot, Inc. (The)	24,800	873

Lumber & Wood Products (1.4%)
Masco Corporation (b)	25,000	700

Medical Instruments & Supplies (1.9%)
Medtronic, Inc.	19,200	969

Oil & Gas Extraction (6.3%)
Anadarko Petroleum Corporation	18,000	964
EOG Resources, Inc.	14,800	729
Schlumberger Limited	14,800	866
Unocal Corporation	20,000	721

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX LKCM Strategic Total Return     1

TA IDEX LKCM Strategic Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
Paper & Allied Products (3.3%)
Kimberly-Clark Corporation	15,000	$982
Temple-Inland Inc.	11,500	710

Paper & Paper Products (1.3%)
Boise Cascade Corporation	20,000	675

Personal Services (0.9%)
Block (H&R), Inc. (b)	10,200	460

Petroleum Refining (3.9%)
BP PLC–ADR	18,100	958
Exxon Mobil Corporation	24,400	1,038

Pharmaceuticals (6.4%)
Abbott Laboratories	11,000	484
Pfizer Inc.	28,200	1,008
Schering-Plough Corporation	29,000	485
Teva Pharmaceutical Industries Ltd.–ADR	12,500	770
Wyeth	14,900	567

Savings Institutions (1.6%)
Charter One Financial, Inc.	24,500	818

Telecommunications (4.6%)
ALLTEL Corporation	17,400	876
SBC Communications Inc.	21,000	523
Verizon Communications, Inc.	25,400	959

Variety Stores (1.8%)
Wal-Mart Stores, Inc.	16,700	953

Total Common Stocks (cost: $39,635)		45,320

	Principal	Value
SECURITY LENDING COLLATERAL (2.8%)

Debt (1.6%)

Bank Notes (0.3%)
Canadian Imperial Bank of Commerce 1.10%, due 11/04/2004	$71	$71
Fleet National Bank 1.00%, due 07/21/2004	71	71

Euro Dollar Overnight (0.1%)
Credit Agricole Indosuez 1.00%, due 05/07/2004	43	43
Royal Bank of Scotland Group PLC (The) 1.00%, due 05/07/2004	26	26

	Principal	Value
Euro Dollar Terms (0.4%)
Bank of Montreal 1.02%, due 05/21/2004	$8	$8
BNP Paribas SA 1.01%, due 05/18/2004	43	43
1.08%, due 07/29/2004	43	43
Den Danske Bank 1.02%, due 05/20/2004	28	28
Royal Bank of Scotland Group PLC (The) 1.05%, due 07/15/2004	27	27
Wells Fargo & Company 1.02%, due 05/14/2004	43	43

Promissory Notes (0.2%)
Goldman Sachs Group, Inc. (The) 1.13%, due 07/29/2004	98	98

Repurchase Agreements (0.6%) (c)
Merrill Lynch & Co., Inc. 1.04% Repurchase Agreement dated 04/30/2004 to be repurchased at $284 on 05/03/2004	284	284

	Shares	Value
Investment Companies (1.2%)

Money Market Funds (1.2%)
American AAdvantage Select Fund 1-day yield of 0.98%	85,117	$85
Barclays Institutional Money Market Fund 1-day yield of 1.02%	199,607	199
Merrill Lynch Premier Institutional Fund 1-day yield of 0.97%	77,876	77
Merrimac Cash Series Fund– Premium Class 1-day yield of 0.99%	284,742	284

Total Security Lending Collateral (cost: $1,430)		1,430

Total Investment Securities (cost: $46,696)		$52,297

SUMMARY:
Investments, at value	101.4%	$52,297
Liabilities in excess of other assets	(1.4)%	(723)

Net assets	100.0%	$51,574

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At April 30, 2004, all or a portion of this security is on loan (see Note 1). The value at April 30, 2004, of all securities on loan is $1,350.
(c)	Cash collateral for the Repurchase Agreements, valued at $289, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%–9.75% and maturity dates ranging from 08/15/2004–11/15/2096, including some issues having a perpetual maturity.

DEFINITIONS:

ADR American Depositary Receipt

PHONES Participation Hybrid Option Note Exchangeable Securities

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX LKCM Strategic Total Return    2

TA IDEX LKCM Strategic Total Return

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $46,696) (including securities loaned of $1,350)	$52,297
Cash	827
Receivables:
Shares of beneficial interest sold	28
Interest	42
Dividends	65
Dividend reclaims receivable	2
Other	9

53,270

Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	111
Management and advisory fees	22
Distribution fees	27
Transfer agent fees	67
Payable for collateral for securities on loan	1,430
Other	39

1,696

Net Assets	$51,574

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$45,409
Accumulated net investment income (loss)	(146)
Undistributed net realized gain (loss) from investment securities	712
Net unrealized appreciation (depreciation) on:
Investment securities	5,599

Net Assets	$51,574

Net Assets by Class:
Class A	$29,389
Class B	16,033
Class C	343
Class C2	2,600
Class M	3,209
Shares Outstanding:
Class A	1,704
Class B	936
Class C	20
Class C2	152
Class M	187
Net Asset Value Per Share:
Class A	$17.25
Class B	17.13
Class C	17.13
Class C2	17.13
Class M	17.14
Maximum Offering Price Per Share (a):
Class A	$18.25
Class M	17.31

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the year period April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$79
Dividends	513
Income from loaned securities–net	2
Less withholding taxes on foreign dividends	(4)

590

Expenses:
Management and advisory fees	215
Transfer agent fees	91
Printing and shareholder reports	41
Custody fees	4
Administration fees	10
Legal fees	1
Auditing and accounting fees	7
Trustees fees	2
Registration fees	25
Other	4
Distribution and service fees:
Class A	55
Class B	82
Class C	1
Class C2	13
Class M	15

Total expenses	566
Less:
Advisory fee waiver	(83)

Net expenses	483

Net Investment Income (Loss)	107

Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	1,181
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	2,718

Net Gain (Loss) on Investment Securities	3,899

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,006

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX LKCM Strategic Total Return    3

TA IDEX LKCM Strategic Total Return

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$107	$458
Net realized gain (loss) from investment securities	1,181	795
Net unrealized appreciation (depreciation) on investment securities	2,718	5,051

	4,006	6,304

Distributions to Shareholders:
From net investment income:
Class A	(177)	(313)
Class B	(70)	(109)
Class C	(1)	–
Class C2	(12)	(19)
Class M	(15)	(28)

	(275)	(469)

From net realized gains:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,703	3,504
Class B	773	2,035
Class C	188	203
Class C2	100	250
Class M	77	197

	2,841	6,189

Dividends and distributions reinvested:
Class A	170	300
Class B	67	105
Class C	1	–
Class C2	11	18
Class M	15	27

	264	450

Cost of shares redeemed:
Class A	(5,916)	(7,375)
Class B	(1,898)	(3,870)
Class C	(69)	(12)
Class C2	(344)	(684)
Class M	(559)	(1,096)

	(8,786)	(13,037)

	(5,681)	(6,398)

Net increase (decrease) in net assets	(1,950)	(563)

Net Assets:
Beginning of period	53,524	54,087

End of period	$51,574	$53,524

Accumulated Net Investment Income (Loss)	$(146)	$22

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	100	238
Class B	45	136
Class C	11	14
Class C2	6	17
Class M	4	14

	166	419

Shares issued–reinvested from distributions:
Class A	10	21
Class B	4	7
Class C	–	–
Class C2	1	1
Class M	1	2

	16	31

Shares redeemed:
Class A	(345)	(503)
Class B	(112)	(266)
Class C	(4)	(1)
Class C2	(20)	(47)
Class M	(33)	(75)

	(514)	(892)

Net increase (decrease) in shares outstanding:
Class A	(235)	(244)
Class B	(63)	(123)
Class C	7	13
Class C2	(13)	(29)
Class M	(28)	(59)

	(332)	(442)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX LKCM Strategic Total Return    4

TA IDEX LKCM Strategic Total Return

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$16.10	$0.06	$1.18	$1.24	$(0.09)	$–	$(0.09)	$17.25
	10/31/2003	14.34	0.17	1.74	1.91	(0.15)	–	(0.15)	16.10
	10/31/2002	15.46	0.28	(1.11)	(0.83)	(0.27)	(0.02)	(0.29)	14.34
	10/31/2001	17.02	0.30	(1.51)	(1.21)	(0.26)	(0.09)	(0.35)	15.46
	10/31/2000	17.62	0.27	(0.15)	0.12	(0.30)	(0.42)	(0.72)	17.02
	10/31/1999	16.18	0.20	1.65	1.85	(0.20)	(0.21)	(0.41)	17.62
Class B	04/30/2004	16.02	–	1.18	1.18	(0.07)	–	(0.07)	17.13
	10/31/2003	14.33	0.07	1.72	1.79	(0.10)	–	(0.10)	16.02
	10/31/2002	15.45	0.18	(1.11)	(0.93)	(0.17)	(0.02)	(0.19)	14.33
	10/31/2001	17.01	0.19	(1.50)	(1.31)	(0.16)	(0.09)	(0.25)	15.45
	10/31/2000	17.60	0.18	(0.15)	0.03	(0.20)	(0.42)	(0.62)	17.01
	10/31/1999	16.17	0.09	1.65	1.74	(0.10)	(0.21)	(0.31)	17.60
Class C	04/30/2004	16.02	–	1.18	1.18	(0.07)	–	(0.07)	17.13
	10/31/2003	14.06	0.07	1.99	2.06	(0.10)	–	(0.10)	16.02
Class C2	04/30/2004	16.02	–	1.18	1.18	(0.07)	–	(0.07)	17.13
	10/31/2003	14.33	0.07	1.72	1.79	(0.10)	–	(0.10)	16.02
	10/31/2002	15.45	0.18	(1.11)	(0.93)	(0.17)	(0.02)	(0.19)	14.33
	10/31/2001	17.01	0.19	(1.50)	(1.31)	(0.16)	(0.09)	(0.25)	15.45
	10/31/2000	17.60	0.18	(0.15)	0.03	(0.20)	(0.42)	(0.62)	17.01
Class M	04/30/2004	16.03	0.01	1.17	1.18	(0.07)	–	(0.07)	17.14
	10/31/2003	14.33	0.09	1.72	1.81	(0.11)	–	(0.11)	16.03
	10/31/2002	15.45	0.19	(1.10)	(0.91)	(0.19)	(0.02)	(0.21)	14.33
	10/31/2001	17.01	0.20	(1.49)	(1.29)	(0.18)	(0.09)	(0.27)	15.45
	10/31/2000	17.61	0.18	(0.15)	0.03	(0.21)	(0.42)	(0.63)	17.01
	10/31/1999	16.17	0.11	1.65	1.76	(0.11)	(0.21)	(0.32)	17.61

			Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	7.75%	$29,389	1.55%	1.84%	0.66%	3%
	10/31/2003	13.43	31,224	1.55	1.99	1.14	32
	10/31/2002	(5.52)	31,303	1.55	1.85	1.77	14
	10/31/2001	(7.13)	37,253	1.55	1.74	1.80	23
	10/31/2000	0.64	40,919	1.55	1.69	1.59	56
	10/31/1999	11.61	37,959	1.64	1.79	1.20	60
Class B	04/30/2004	7.39	16,033	2.20	2.49	0.01	3
	10/31/2003	12.58	15,997	2.20	2.64	0.49	32
	10/31/2002	(6.12)	16,072	2.20	2.51	1.12	14
	10/31/2001	(7.72)	19,236	2.20	2.39	1.15	23
	10/31/2000	0.03	19,375	2.20	2.34	0.94	56
	10/31/1999	10.91	15,531	2.29	2.44	0.55	60
Class C	04/30/2004	7.39	343	2.20	2.49	0.01	3
	10/31/2003	14.74	206	2.20	2.64	0.49	32
Class C2	04/30/2004	7.39	2,600	2.20	2.49	0.01	3
	10/31/2003	12.58	2,650	2.20	2.64	0.49	32
	10/31/2002	(6.12)	2,778	2.20	2.50	1.12	14
	10/31/2001	(7.72)	2,989	2.20	2.39	1.15	23
	10/31/2000	0.03	2,523	2.20	2.34	0.94	56
Class M	04/30/2004	7.41	3,209	2.10	2.39	0.11	3
	10/31/2003	12.71	3,447	2.10	2.54	0.59	32
	10/31/2002	(6.04)	3,934	2.10	2.41	1.22	14
	10/31/2001	(7.63)	5,547	2.10	2.29	1.25	23
	10/31/2000	0.12	7,026	2.10	2.24	1.04	56
	10/31/1999	11.02	8,779	2.19	2.34	0.65	60

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX LKCM Strategic Total Return    5

TA IDEX LKCM Strategic Total Return

FINANCIAL HIGHLIGHTS (continued)

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003, and 4/30/2004.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	The inception date for the Fund’s offering of share classes are as follows:

Class C – November 11, 2002

Class C2 – November 1, 1999

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX LKCM Strategic Total Return    6

TA IDEX LKCM Strategic Total Return

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX LKCM Strategic Total Return (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on December 2, 1994.

On March 1, 2004, the Fund changed its name from IDEX LKCM Strategic Total Return to TA IDEX LKCM Strategic Total Return.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of Shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party. Directed commissions during the period ended April 30, 2004, of $7 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned less than $1 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX LKCM Strategic Total Return    7

TA IDEX LKCM Strategic Total Return

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments.

During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account Maintenance Fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder’s account.

No fee will be charged under the following conditions:

•	accounts opened within the preceding 24 months
•	accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•	accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•	UTMA/UGMA accounts

•	Fiduciary accounts

•	B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the period ended April 30, 2004, this fee totaled $3. These fees are included in Paid in Capital in the Statement of Assets & Liabilities.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

0.80% of the first $500 million of ANA

0.70% of ANA over $500 million

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.20% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at April 30, 2004.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX LKCM Strategic Total Return    8

TA IDEX LKCM Strategic Total Return

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$20
Retained by Underwriter	3
Contingent Deferred Sales Charges	14

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $10 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $91 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Fund. At April 30, 2004, the value of invested plan amount was $7. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$726
U.S. Government	812
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	7,038
U.S. Government	402

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$469	October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$46,701

Unrealized Appreciation	$7,943
Unrealized (Depreciation)	(2,347)

Net Unrealized Appreciation (Depreciation)	$5,596

NOTE 5.	SUBSEQUENT EVENTS

The Fund merged into TA IDEX Transamerica Value Balanced effective as of the close of business on May 28, 2004.

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX LKCM Strategic Total Return    9

TA IDEX Marsico Growth

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands) (unaudited)

	Shares	Value

COMMON STOCKS (97.1%)

Air Transportation (2.3%)
FedEx Corporation	21,424	$1,541

Amusement & Recreation Services (1.7%)
Mandalay Resort Group	19,878	1,142

Automotive (1.1%)
Honeywell International Inc.	20,264	701

Beverages (2.4%)
PepsiCo, Inc.	29,695	1,618

Business Services (1.0%)
eBay Inc. (a)	8,056	643

Chemicals & Allied Products (3.5%)
Monsanto Company	8,386	290
Procter & Gamble Company (The)	19,375	2,049

Commercial Banks (5.7%)
Citigroup Inc.	65,092	3,130
Morgan Chase & Co. (J.P.)	16,282	612

Communications Equipment (7.4%)
Motorola, Inc.	101,388	1,850
QUALCOMM Incorporated	48,260	3,014

Computer & Data Processing Services (2.9%)
Automatic Data Processing, Inc.	15,908	697
Electronic Arts Inc. (a)	23,758	1,203

Computer & Office Equipment (1.5%)
Dell Inc. (a)	28,113	976

Construction (0.2%)
M.D.C. Holdings, Inc.	1,680	104

Electronic & Other Electric Equipment (8.2%)
General Electric Company	90,117	2,699
Samsung Electronics Co., Ltd.	4,220	2,003
Sharp Corporation	35,000	631

Electronic Components & Accessories (2.7%)
Maxim Integrated Products	10,461	481
Tyco International Ltd.	47,468	1,303

Health Services (1.5%)
Quest Diagnostics Incorporated	11,660	984

Industrial Machinery & Equipment (3.9%)
Caterpillar, Inc.	33,132	2,575

Insurance (5.4%)
UnitedHealth Group Incorporated	58,092	3,571

Lumber & Other Building Materials (2.7%)
Lowe’s Companies, Inc.	34,798	1,812

Medical Instruments & Supplies (10.1%)
Boston Scientific Corporation (a)	63,152	2,601
Medtronic, Inc.	27,579	1,392
St. Jude Medical, Inc. (a)	6,552	500
Zimmer Holdings, Inc. (a)	27,489	2,195

	Shares	Value

Mortgage Bankers & Brokers (1.3%)
Countrywide Financial Corporation	14,203	$842

Personal Credit Institutions (4.6%)
SLM Corporation	79,949	3,063

Pharmaceuticals (10.8%)
Forest Laboratories, Inc. (a)	25,243	1,628
Genentech, Inc. (a)	36,923	4,534
Roche Holding AG–Genusschein	9,612	1,009

Residential Building Construction (1.5%)
Lennar Corporation	21,214	994

Retail Trade (2.5%)
Tiffany & Co.	41,896	1,634

Rubber & Misc. Plastic Products (2.0%)
NIKE, Inc.–Class B	18,428	1,326

Security & Commodity Brokers (5.7%)
Goldman Sachs Group, Inc. (The)	19,769	1,907
Merrill Lynch & Co., Inc.	34,069	1,848

Telecommunications (1.7%)
Nextel Communications, Inc.–Class A (a)	47,327	1,129

Variety Stores (1.8%)
Wal-Mart Stores, Inc.	20,914	1,192

Water Transportation (1.0%)
Royal Caribbean Cruises Ltd. (b)	16,867	684

Total Common Stocks (cost: $54,713)		64,107

	Principal	Value
SECURITY LENDING COLLATERAL (0.9%)

Debt (0.5%)

Bank Notes (0.1%)
Canadian Imperial Bank of Commerce 1.10%, due 11/04/2004	$29	$29
Fleet National Bank 1.00%, due 07/21/2004	29	29

Euro Dollar Overnight (0.0%)
Credit Agricole Indosuez 1.00%, due 05/07/2004	17	17
Royal Bank of Scotland Group PLC (The) 1.00%, due 05/07/2004	11	11

Euro Dollar Terms (0.1%)
Bank of Montreal
1.02%, due 05/21/2004	3	3
BNP Paribas SA
1.01%, due 05/18/2004	17	17
1.08%, due 07/29/2004	17	17
Den Danske Bank
1.02%, due 05/20/2004	12	12
Royal Bank of Scotland Group PLC (The) 1.05%, due 07/15/2004	12	12
Wells Fargo & Company 1.02%, due 05/14/2004	17	17

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Marsico Growth    1

TA IDEX Marsico Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Promissory Notes (0.1%)
Goldman Sachs Group, Inc. (The) 1.13%, due 07/29/2004	$41	$41

Repurchase Agreements (0.2%) (c)
Merrill Lynch & Co., Inc. 1.04% Repurchase Agreement dated 04/30/2004 to be repurchased at $115 on 05/03/2004	115	115

	Shares	Value
Investment Companies (0.4%)

Money Market Funds (0.4%)
American AAdvantage Select Fund 1-day yield of 0.98%	34,614	$35
Barclays Institutional Money Market Fund 1-day yield of 1.02%	80,767	81
Merrill Lynch Premier Institutional Fund 1-day yield of 0.97%	31,263	31
Merrimac Cash Series Fund– Premium Class 1-day yield of 0.99%	115,381	115

Total Security Lending Collateral (cost: $582)		582

Total Investment Securities (cost: $55,295)		$64,689

SUMMARY:
Investments, at value	98.0%	$64,689
Other assets in excess of liabilities	2.0%	1,345

Net assets	100.0%	$66,034

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At April 30, 2004, all or a portion of this security is on loan (see Note 1). The value at April 30, 2004, of all securities on loan is $564.
(c)	Cash collateral for the Repurchase Agreements, valued at $118, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%–9.75% and maturity dates ranging from 08/15/2004–11/15/2096, including some issues having a perpetual maturity.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Marsico Growth    2

TA IDEX Marsico Growth

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $55,295) (including securities loaned of $564)	$64,689
Cash	1,741
Foreign cash (cost: $1,031)	1,037
Receivables:
Investment securities sold	1,143
Shares of beneficial interest sold	52
Dividends	89
Other	3

68,754

Liabilities:
Investment securities purchased	1,676
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	289
Due to advisor	27
Management and advisory fees	45
Distribution fees	36
Transfer agent fees	33
Payable for collateral for securities on loan	582
Other	32

2,720

Net Assets	$66,034

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$70,064
Accumulated net investment income (loss)	(336)
Accumulated net realized gain (loss) from: Investment securities	(13,057)
Foreign currency transactions	(31)
Net unrealized appreciation (depreciation) on investment securities	9,394

Net Assets	$66,034

Net Assets by Class:
Class A	$36,760
Class B	20,523
Class C	2,902
Class C2	2,104
Class M	3,745
Shares Outstanding:
Class A	4,073
Class B	2,358
Class C	333
Class C2	242
Class M	428
Net Asset Value Per Share:
Class A	$9.03
Class B	8.71
Class C	8.71
Class C2	8.70
Class M	8.75
Maximum Offering Price Per Share (a):
Class A	$9.56
Class M	8.84

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$5
Dividends	290
Income from loaned securities–net	2
Less withholding taxes on foreign dividends	(2)

295

Expenses:
Management and advisory fees	261
Transfer agent fees	58
Printing and shareholder reports	25
Custody fees	6
Administration fees	10
Legal fees	1
Auditing and accounting fees	5
Trustees fees	2
Registration fees	25
Other	3
Distribution and service fees:
Class A	64
Class B	103
Class C	10
Class C2	12
Class M	18

Total expenses before recovery of waived expenses	603

Recovered expenses	27

Total expenses	630

Net Investment Income (Loss)	(335)

Net Realized Gain (Loss) from:
Investment securities	2,059
Foreign currency transactions	(31)

2,028

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(1,388)

Net Gain (Loss) on Investment Securities and Foreign Currency Transactions	640

Net Increase (Decrease) in Net Assets Resulting from Operations	$305

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Marsico Growth    3

TA IDEX Marsico Growth

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(335)	$(600)
Net realized gain (loss) from investment securities and foreign currency transactions	2,028	(8,233)
Net unrealized appreciation (depreciation) on investment securities	(1,388)	18,675

	305	9,842

Distributions to Shareholders:
From net investment income:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

From net realized gains:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,295	32,721
Class B	3,589	7,333
Class C	1,780	1,174
Class C2	287	990
Class M	390	800

	10,341	43,018

Dividends and distributions reinvested:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Cost of shares redeemed:
Class A	(1,924)	(10,582)
Class B	(2,852)	(4,304)
Class C	(58)	(94)
Class C2	(491)	(1,326)
Class M	(589)	(755)

	(5,914)	(17,061)

	4,427	25,957

Net increase (decrease) in net assets	4,732	35,799

Net Assets:
Beginning of period	61,302	25,503

End of period	$66,034	$61,302

Accumulated Net Investment Income (Loss)	$(336)	$(1)

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	473	4,395
Class B	408	935
Class C	201	153
Class C2	33	131
Class M	44	103

	1,159	5,717

Shares issued–reinvested from distributions:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Shares redeemed:
Class A	(210)	(1,346)
Class B	(323)	(582)
Class C	(6)	(15)
Class C2	(55)	(180)
Class M	(66)	(102)

	(660)	(2,225)

Net increase (decrease) in shares outstanding:
Class A	263	3,049
Class B	85	353
Class C	195	138
Class C2	(22)	(49)
Class M	(22)	1

	499	3,492

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Marsico Growth    4

TA IDEX Marsico Growth

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$8.97	$(0.03)	$0.09	$0.06	$–	$–	$–	$9.03
	10/31/2003	7.56	(0.08)	1.49	1.41	–	–	–	8.97
	10/31/2002	9.10	(0.06)	(1.48)	(1.54)	–	–	–	7.56
	10/31/2001	12.54	(0.05)	(3.25)	(3.30)	–	(0.14)	(0.14)	9.10
	10/31/2000	11.40	0.02	1.15	1.17	–	(0.03)	(0.03)	12.54
	10/31/1999	10.00	0.03	1.37	1.40	–	–	–	11.40
Class B	04/30/2004	8.68	(0.06)	0.09	0.03	–	–	–	8.71
	10/31/2003	7.36	(0.12)	1.44	1.32	–	–	–	8.68
	10/31/2002	8.92	(0.11)	(1.45)	(1.56)	–	–	–	7.36
	10/31/2001	12.41	(0.11)	(3.24)	(3.35)	–	(0.14)	(0.14)	8.92
	10/31/2000	11.35	(0.06)	1.15	1.09	–	(0.03)	(0.03)	12.41
	10/31/1999	10.00	(0.02)	1.37	1.35	–	–	–	11.35
Class C	04/30/2004	8.68	(0.06)	0.09	0.03	–	–	–	8.71
	10/31/2003	7.18	(0.12)	1.62	1.50	–	–	–	8.68
Class C2	04/30/2004	8.68	(0.06)	0.08	0.02	–	–	–	8.70
	10/31/2003	7.36	(0.12)	1.44	1.32	–	–	–	8.68
	10/31/2002	8.92	(0.12)	(1.44)	(1.56)	–	–	–	7.36
	10/31/2001	12.41	(0.12)	(3.23)	(3.35)	–	(0.14)	(0.14)	8.92
	10/31/2000	11.35	(0.06)	1.15	1.09	–	(0.03)	(0.03)	12.41
Class M	04/30/2004	8.72	(0.05)	0.08	0.03	–	–	–	8.75
	10/31/2003	7.39	(0.11)	1.44	1.33	–	–	–	8.72
	10/31/2002	8.95	(0.11)	(1.45)	(1.56)	–	–	–	7.39
	10/31/2001	12.43	(0.11)	(3.23)	(3.34)	–	(0.14)	(0.14)	8.95
	10/31/2000	11.36	(0.05)	1.15	1.10	–	(0.03)	(0.03)	12.43
	10/31/1999	10.00	(0.01)	1.37	1.36	–	–	–	11.36

			Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	0.67%	$36,760	1.56%	1.64%	(0.74)%	56%
	10/31/2003	18.65	34,167	1.75	1.80	(0.97)	129
	10/31/2002	(16.88)	5,752	1.73	2.05	(0.56)	34
	10/31/2001	(26.63)	7,361	1.55	2.03	(0.43)	15
	10/31/2000	10.29	6,587	1.55	2.53	(0.47)	25
	10/31/1999	13.97	1,978	1.55	7.65	(0.55)	22
Class B	04/30/2004	0.35	20,523	2.21	2.29	(1.39)	56
	10/31/2003	17.93	19,723	2.40	2.45	(1.62)	129
	10/31/2002	(17.52)	14,130	2.38	2.70	(1.21)	34
	10/31/2001	(27.25)	15,081	2.20	2.68	(1.08)	15
	10/31/2000	9.54	7,908	2.20	3.18	(1.12)	25
	10/31/1999	13.54	2,261	2.20	8.30	(1.20)	22
Class C	04/30/2004	0.35	2,902	2.21	2.29	(1.39)	56
	10/31/2003	20.89	1,200	2.40	2.46	(1.62)	129
Class C2	04/30/2004	0.23	2,104	2.21	2.29	(1.39)	56
	10/31/2003	17.93	2,292	2.40	2.45	(1.62)	129
	10/31/2002	(17.52)	2,301	2.38	2.70	(1.21)	34
	10/31/2001	(27.25)	4,719	2.20	2.68	(1.08)	15
	10/31/2000	9.54	6,484	2.20	3.18	(1.12)	25
Class M	04/30/2004	0.34	3,745	2.11	2.19	(1.29)	56
	10/31/2003	18.00	3,920	2.30	2.35	(1.52)	129
	10/31/2002	(17.43)	3,320	2.28	2.60	(1.11)	34
	10/31/2001	(27.15)	3,201	2.10	2.58	(0.98)	15
	10/31/2000	9.65	2,976	2.10	3.08	(1.02)	25
	10/31/1999	13.61	748	2.10	8.20	(1.10)	22

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Marsico Growth    5

TA IDEX Marsico Growth

FINANCIAL HIGHLIGHTS (continued)

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003, and 4/30/2004.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any and excludes the recovery of waived expenses (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	TA IDEX Marsico Growth (“the Fund”) commenced operations on March 1, 1999. The inception date for the Fund’s offering of share classes are as follows:

Class C – November 11, 2002

Class C2 – November 1, 1999

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Marsico Growth    6

TA IDEX Marsico Growth

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX Marsico Growth (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on March 1, 1999.

On March 1, 2004, the Fund changed its name from IDEX Marsico Growth to TA IDEX Marsico Growth.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of Shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” If market quotations are not readily available, and the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

The Fund values its investment securities at fair value based upon procedures approved by the Board of Trustees on day when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of investments.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Marsico Growth    7

TA IDEX Marsico Growth

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party. Directed commissions during the period ended April 30, 2004, of $10 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned less than $1 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments.

During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Account Maintenance Fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder’s account.

No fee will be charged under the following conditions:

•	accounts opened within the preceding 24 months

•	accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Marsico Growth    8

TA IDEX Marsico Growth

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

•	accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•	UTMA/UGMA accounts

•	Fiduciary accounts

•	B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the period ended April 30, 2004, this fee totaled $1. These fees are included in Paid in Capital in the Statement of Assets & Liabilities.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and

AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e.: through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation -Moderate Growth Portfolio	$13,618	21%
TA IDEX Asset Allocation -Moderate Portfolio	10,835	16%

Total	$24,453	37%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

0.80% of the first $500 million of ANA

0.70% of ANA over $500 million

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.40% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Expense Recovered by Adviser	Increase in Total Expenses to Average Net Assets
Recovered in 2004	$27	0.08%

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$43
Retained by Underwriter	5
Contingent Deferred Sales Charges	36

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $10 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $58 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Marsico Growth    9

TA IDEX Marsico Growth

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Fund. At April 30, 2004, the value of invested plan amount was $2. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$39,775
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	32,854
U.S. Government	1,847

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$1,802	October 31, 2009
4,581	October 31, 2010
8,550	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$55,372

Unrealized Appreciation	$10,200
Unrealized (Depreciation)	(883)

Net Unrealized Appreciation (Depreciation)	$9,317

NOTE 5.	SUBSEQUENT EVENTS

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Marsico Growth    10

TA IDEX PBHG Mid Cap Growth

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS (96.0%)

Amusement & Recreation Services (0.8%)
Mandalay Resort Group	7,600	$437

Apparel & Accessory Stores (5.4%)
American Eagle Outfitters, Inc. (a)	4,700	121
AnnTaylor, Inc. (a)(b)	13,600	551
Chico’s FAS, Inc. (a)(b)	25,800	1,051
Hot Topic, Inc. (a)(b)	15,600	347
Nordstrom, Inc.	6,400	228
Pacific Sunwear of California, Inc. (a)	16,000	344
Ross Stores, Inc.	15,300	467

Automotive Dealers & Service Stations (1.4%)
O’Reilly Automotive, Inc. (a)	17,500	786

Business Services (1.4%)
Ask Jeeves, Inc. (a)(b)	20,000	709
eBay Inc. (a)	630	50
Getty Images, Inc. (a)	400	22

Communications Equipment (0.9%)
ADTRAN, Inc.	20,000	490
Nokia Corporation–ADR	800	11
QUALCOMM Incorporated	300	19

Computer & Data Processing Services (11.0%)
Autodesk, Inc.	10,600	355
CACI International Inc.–Class A (a)	14,000	637
Citrix Systems, Inc. (a)	3,700	70
Cognizant Technology Solutions Corporation (a)	24,500	1,060
Cognos Incorporated (a)	35,500	1,119
Microsoft Corporation	1,800	47
Network Associates, Inc. (a)	27,500	431
Novell, Inc. (a)	23,700	228
Oracle Corporation (a)	2,400	27
PeopleSoft, Inc. (a)	21,700	366
Red Hat, Inc. (a)	3,800	86
Siebel Systems, Inc. (a)	43,400	446
Symantec Corporation (a)(b)	28,900	1,302
Yahoo! Inc. (a)	3,600	182

Computer & Office Equipment (4.7%)
Cisco Systems, Inc. (a)	4,400	92
Dell Inc. (a)	1,000	35
Emulex Corporation (a)	29,200	487
Foundry Networks, Inc. (a)(b)	30,800	348
Juniper Networks, Inc. (a)(b)	32,000	700
Network Appliance, Inc. (a)(b)	35,700	665
Polycom, Inc. (a)	13,700	261
Symbol Technologies, Inc.	11,300	136

Construction (0.8%)
Chicago Bridge & Iron Company NV–NY Registered Shares	15,800	454

Drug Stores & Proprietary Stores (1.8%)
Omnicare, Inc. (b)	24,500	1,016

	Shares	Value
Educational Services (7.8%)
Apollo Group, Inc.–Class A (a)	5,100	$463
Apollo Group, Inc.–University of Phoenix Online (a)	13,700	1,193
Career Education Corporation (a)	25,364	1,623
Corinthian Colleges, Inc. (a)(b)	40,402	1,237

Electronic & Other Electric Equipment (1.0%)
Harman International Industries, Incorporated	7,900	599

Electronic Components & Accessories (11.0%)
Broadcom Corporation–Class A (a)	38,400	1,450
Cypress Semiconductor Corporation (a)(b)	34,000	475
Jabil Circuit, Inc. (a)	22,000	581
Linear Technology Corporation	15,900	567
Marvell Technology Group Ltd. (a)	18,400	713
Microchip Technology Incorporated	21,600	605
OmniVision Technologies, Inc. (a)(b)	20,000	446
Silicon Laboratories Inc. (a)(b)	19,800	934
Vishay Intertechnology, Inc. (a)	33,500	583

Environmental Services (1.3%)
Stericycle, Inc. (a)	15,300	732

Furniture & Home Furnishings Stores (1.2%)
Williams-Sonoma, Inc. (a)(b)	20,500	666

Health Services (2.6%)
Caremark Rx, Inc. (a)(b)	12,200	413
Lincare Holdings Inc. (a)(b)	10,900	379
Select Medical Corporation	38,000	720

Industrial Machinery & Equipment (4.2%)
Lam Research Corporation (a)	28,600	633
Varian Semiconductor Equipment Associates, Inc. (a)	16,000	521
Zebra Technologies Corporation–Class A (a)	16,950	1,242

Instruments & Related Products (2.4%)
Avid Technology, Inc. (a)	15,000	720
Cognex Corporation	20,500	651

Insurance (0.4%)
Everest Re Group, Ltd.	2,500	213

Leather & Leather Products (2.1%)
Coach, Inc. (a)	28,600	1,218

Management Services (2.8%)
Corporate Executive Board Company (The)	30,800	1,591

Medical Instruments & Supplies (6.3%)
DENTSPLY International Inc.	15,200	737
ResMed Inc. (a)(b)	15,500	764
Respironics, Inc. (a)	7,600	398
St. Jude Medical, Inc. (a)	5,400	412
Varian Medical Systems, Inc. (a)	15,500	1,331

Pharmaceuticals (8.3%)
Celgene Corporation (a)	17,700	915
Eon Labs, Inc. (a)	9,700	638
Integra LifeSciences Holdings Corporation (a)	5,500	176

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PBHG Mid Cap Growth    1

TA IDEX PBHG Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands) (unaudited)

	Shares	Value
Pharmaceuticals (continued)
Invitrogen Corporation (a)(b)	15,800	$1,140
Martek Biosciences Corp. (a)(b)	5,000	317
Medicines Company (The) (a)(b)	13,900	455
Taro Pharmaceutical Industries Ltd. (a)(b)	12,500	541
Techne Corporation (a)	15,000	584

Primary Metal Industries (0.4%)
Andrew Corporation (a)	15,200	258

Radio & Television Broadcasting (0.5%)
Univision Communications Inc.–Class A (a)	8,500	288

Research & Testing Services (1.5%)
Affymetrix, Inc. (a)(b)	20,500	626
Gen-Probe Incorporated (a)	7,200	240

Restaurants (2.3%)
Applebee’s International, Inc.	16,200	628
Cheesecake Factory Incorporated (The) (a)(b)	12,900	546
Darden Restaurants, Inc.	6,700	152

Retail Trade (6.9%)
Amazon.com, Inc. (a)	200	9
Barnes & Noble, Inc. (a)	15,600	466
CDW Corporation	15,700	981
PETCO Animal Supplies, Inc. (a)	18,800	552
PETsMART, Inc.	20,500	568
Schein (Henry), Inc. (a)	11,500	810
Staples, Inc.	22,400	577

Savings Institutions (2.3%)
New York Community Bancorp, Inc.	52,710	1,321

Security & Commodity Brokers (0.5%)
Investors Financial Services Corp.	7,700	299

Water Transportation (0.9%)
Royal Caribbean Cruises Ltd. (b)	13,300	539

Wholesale Trade Nondurable Goods (1.1%)
Tractor Supply Company (a)	16,200	633

Total Common Stocks (cost: $46,119)		55,252

	Principal	Value
SECURITY LENDING COLLATERAL (25.0%)

Debt (13.8%)

Bank Notes (2.5%)
Canadian Imperial Bank of Commerce
1.10%, due 11/04/2004	$714	$714
Fleet National Bank
1.00%, due 07/21/2004	714	714

	Principal	Value
Euro Dollar Overnight (1.2%)
Credit Agricole Indosuez
1.00%, due 05/07/2004	$428	$428
Royal Bank of Scotland Group PLC (The)
1.00%, due 05/07/2004	257	257

Euro Dollar Terms (3.4%)
Bank of Montreal
1.02%, due 05/21/2004	83	83
BNP Paribas SA
1.01%, due 05/18/2004	428	428
1.08%, due 07/29/2004	428	428
Den Danske Bank
1.02%, due 05/20/2004	286	286
Royal Bank of Scotland Group PLC (The)
1.05%, due 07/15/2004	286	286
Wells Fargo & Company
1.02%, due 05/14/2004	428	428

Promissory Notes (1.7%)
Goldman Sachs Group, Inc. (The)
1.13%, due 07/29/2004	999	999

Repurchase Agreements (5.0%) (c)
Merrill Lynch & Co., Inc.
1.13% Repurchase Agreement dated 04/30/2004 to be repurchased at $2,855 on 05/03/2004	2,855	2,855

	Shares	Value
Investment Companies (11.2%)

Money Market Funds (11.2%)
American AAdvantage Select Fund
1-day yield of 0.98%	856,585	$857
Barclays Institutional Money Market Fund
1-day yield of 1.02%	1,998,699	1,999
Merrill Lynch Premier Institutional Fund
1-day yield of 0.97%	773,649	774
Merrimac Cash Series Fund– Premium Class
1-day yield of 0.99%	2,855,285	2,855

Total Security Lending Collateral (cost: $14,391)		14,391

Total Investment Securities (cost: $60,510)		$69,643

SUMMARY:
Investments, at value	121.0%	$69,643
Liabilities in excess of other assets	(21.0)%	(12,066)

Net assets	100.0%	$57,577

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At April 30, 2004, all or a portion of this security is on loan (see Note 1). The value at April 30, 2004, of all securities on loan is $13,910.
(c)	Cash collateral for the Repurchase Agreements, valued at $2,912, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%–9.75% and maturity dates ranging from 08/15/2004–11/15/2096, including some issues having a perpetual maturity.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PBHG Mid Cap Growth    2

TA IDEX PBHG Mid Cap Growth

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $ 60,510) (including securities loaned of $13,910)	$69,643
Cash	2,472
Receivables:
Investment securities sold	158
Shares of beneficial interest sold	59
Due from advisor	14
Interest	1
Dividends	23
Other	16

72,386

Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	101
Distribution fees	39
Transfer agent fees	197
Payable for collateral for securities on loan	14,391
Other	81

14,809

Net Assets	$57,577

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$164,898
Accumulated net investment income (loss)	(605)
Accumulated net realized gain (loss) from investment securities	(115,848)
Net unrealized appreciation (depreciation) on:
Investment securities	9,132

Net Assets	$57,577

Net Assets by Class:
Class A	$19,650
Class B	28,279
Class C	739
Class C2	5,455
Class M	3,454
Shares Outstanding:
Class A	2,236
Class B	3,343
Class C	87
Class C2	645
Class M	406
Net Asset Value Per Share:
Class A	$8.79
Class B	8.46
Class C	8.45
Class C2	8.46
Class M	8.51
Maximum Offering Price Per Share (a):
Class A	$9.30
Class M	8.60

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$3
Dividends	69
Income from loaned securities–net	7

79

Expenses:
Management and advisory fees	252
Transfer agent fees	285
Printing and shareholder reports	162
Custody fees	12
Administration fees	9
Legal fees	1
Auditing and accounting fees	5
Trustees fees	2
Registration fees	24
Other	6
Distribution and service fees:
Class A	37
Class B	155
Class C	4
Class C2	32
Class M	18

Total expenses	1,004
Less:
Advisory fee waiver and expense reimbursement	(324)

Net expenses	680

Net Investment Income (Loss)	(601)

Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	1,358
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(3,932)

Net Gain (Loss) on Investment Securities	(2,574)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,175)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PBHG Mid Cap Growth    3

TA IDEX PBHG Mid Cap Growth

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(601)	$(1,083)
Net realized gain (loss) from investment securities	1,358	3,990
Net unrealized appreciation (depreciation) on investment securities	(3,932)	11,464

	(3,175)	14,371

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,323	–
Class B	1,486	848
Class C	1,024	736
Class C2	412	4,119
Class M	142	4,853

	5,387	10,556

Dividends and distributions reinvested:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Proceeds from fund acquisition:
Class A	–	4,698
Class B	–	7,930
Class C	–	20
Class C2	–	2,171
Class M	–	1,054

	–	15,873

Cost of shares redeemed:
Class A	(4,149)	(8,056)
Class B	(4,644)	(6,900)
Class C	(1,073)	(26)
Class C2	(1,647)	(3,509)
Class M	(1,154)	(1,200)

	(12,667)	(19,691)

	(7,280)	6,738

Net increase (decrease) in net assets	(10,455)	21,109

Net Assets:
Beginning of period	68,032	46,923

End of period	$57,577	$68,032

Accumulated Net Investment Income (Loss)	$(605)	$115

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	252	–
Class B	168	373
Class C	115	98
Class C2	47	203
Class M	16	101

	598	775

Shares issued on fund acquisition:
Class A	–	682
Class B	–	1,187
Class C	–	3
Class C2	–	325
Class M	–	158

	–	2,355

Shares issued–reinvested from distributions:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Shares redeemed:
Class A	(455)	(486)
Class B	(525)	(939)
Class C	(126)	(3)
Class C2	(187)	(472)
Class M	(132)	(162)

	(1,425)	(2,062)

Net increase (decrease) in shares outstanding:
Class A	(203)	196
Class B	(357)	621
Class C	(11)	98
Class C2	(140)	56
Class M	(116)	97

	(827)	1,068

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PBHG Mid Cap Growth    4

TA IDEX PBHG Mid Cap Growth

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$9.23	$(0.07)	$(0.37)	$(0.44)	$–	$–	$–	$8.79
	10/31/2003	7.38	(0.12)	1.97	1.85	–	–	–	9.23
	10/31/2002	9.24	(0.14)	(1.72)	(1.86)	–	–	–	7.38
	10/31/2001	20.94	(0.12)	(11.58)	(11.70)	–	–	–	9.24
	10/31/2000	14.80	(0.02)	6.47	6.45	–	(0.31)	(0.31)	20.94
	10/31/1999	10.00	0.02	4.78	4.80	–	–	–	14.80
Class B	04/30/2004	8.91	(0.09)	(0.36)	(0.45)	–	–	–	8.46
	10/31/2003	7.17	(0.17)	1.91	1.74	–	–	–	8.91
	10/31/2002	9.05	(0.19)	(1.69)	(1.88)	–	–	–	7.17
	10/31/2001	20.76	(0.21)	(11.50)	(11.71)	–	–	–	9.05
	10/31/2000	14.76	(0.16)	6.47	6.31	–	(0.31)	(0.31)	20.76
	10/31/1999	10.00	(0.02)	4.78	4.76	–	–	–	14.76
Class C	04/30/2004	8.91	(0.09)	(0.37)	(0.46)	–	–	–	8.45
	10/31/2003	6.96	(0.18)	2.13	1.95	–	–	–	8.91
Class C2	04/30/2004	8.91	(0.09)	(0.36)	(0.45)	–	–	–	8.46
	10/31/2003	7.17	(0.17)	1.91	1.74	–	–	–	8.91
	10/31/2002	9.05	(0.19)	(1.69)	(1.88)	–	–	–	7.17
	10/31/2001	20.76	(0.22)	(11.49)	(11.71)	–	–	–	9.05
	10/31/2000	14.76	(0.16)	6.47	6.31	–	(0.31)	(0.31)	20.76
Class M	04/30/2004	8.96	(0.09)	(0.36)	(0.45)	–	–	–	8.51
	10/31/2003	7.20	(0.16)	1.92	1.76	–	–	–	8.96
	10/31/2002	9.08	(0.18)	(1.70)	(1.88)	–	–	–	7.20
	10/31/2001	20.79	(0.20)	(11.51)	(11.71)	–	–	–	9.08
	10/31/2000	14.77	(0.14)	6.47	6.33	–	(0.31)	(0.31)	20.79
	10/31/1999	10.00	(0.01)	4.78	4.77	–	–	–	14.77

			Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	(4.77)%	$19,650	1.75%	2.76%	(1.48)%	18%
	10/31/2003	25.07	22,508	1.75	3.38	(1.55)	229
	10/31/2002	(20.11)	16,555	1.73	2.75	(1.51)	176
	10/31/2001	(55.87)	23,952	1.55	2.12	(0.91)	172
	10/31/2000	43.78	48,842	1.55	2.06	(0.80)	129
	10/31/1999	48.06	2,571	1.55	6.95	(0.88)	151
Class B	04/30/2004	(5.05)	28,279	2.40	3.41	(2.13)	18
	10/31/2003	24.27	32,976	2.40	4.03	(2.20)	229
	10/31/2002	(20.78)	22,081	2.38	3.40	(2.16)	176
	10/31/2001	(56.42)	34,017	2.20	2.77	(1.56)	172
	10/31/2000	43.07	68,184	2.20	2.71	(1.45)	129
	10/31/1999	47.63	2,875	2.20	7.60	(1.53)	151
Class C	04/30/2004	(5.16)	739	2.40	3.41	(2.13)	18
	10/31/2003	28.02	871	2.40	4.03	(2.20)	229
Class C2	04/30/2004	(5.05)	5,455	2.40	3.41	(2.13)	18
	10/31/2003	24.27	7,000	2.40	4.03	(2.20)	229
	10/31/2002	(20.78)	5,226	2.38	3.40	(2.16)	176
	10/31/2001	(56.42)	8,595	2.20	2.77	(1.56)	172
	10/31/2000	43.07	16,972	2.20	2.71	(1.45)	129
Class M	04/30/2004	(5.02)	3,454	2.30	3.31	(2.03)	18
	10/31/2003	24.44	4,677	2.30	3.93	(2.10)	229
	10/31/2002	(20.69)	3,061	2.28	3.30	(2.06)	176
	10/31/2001	(56.33)	5,502	2.10	2.67	(1.46)	172
	10/31/2000	43.17	14,734	2.10	2.61	(1.35)	129
	10/31/1999	47.70	1,016	2.10	7.50	(1.43)	151

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PBHG Mid Cap Growth    5

TA IDEX PBHG Mid Cap Growth

FINANCIAL HIGHLIGHTS (continued)

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003, and 4/30/2004.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	TA IDEX PBHG Mid Cap Growth (“the Fund”) commenced operations on March 1, 1999. The inception date for the Fund’s offering of share classes are as follows:

Class C2 – November 1, 1999

Class C – November 11, 2002

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PBHG Mid Cap Growth    6

TA IDEX PBHG Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX PBHG Mid Cap Growth (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on March 1, 1999.

On March 1, 2004, the Fund changed its name from IDEX PBHG Mid Cap Growth to TA IDEX PBHG Mid Cap Growth.

On March 1, 2003, the Fund acquired all the net assets of IDEX Munder Net50 and IDEX PBHG Technology & Communications pursuant to a plan of reorganization approved by shareholders of IDEX Munder Net50 and IDEX PBHG Technology & Communication on February 12, 2003. The acquisition was accomplished by a tax-free exchange of 2,355 shares of the Fund for the 332 shares of IDEX Munder Net50 and for the 16,322 shares of IDEX PBHG Technology & Communications outstanding on February 28, 2003. IDEX Munder Net50 and IDEX PBHG Technology & Communications’ net assets at that date ($934 and $14,939, respectively), including ($38 and $325, respectively) unrealized depreciation, were combined with those of the Fund. Proceeds in connection with the acquisition were as follows:

IDEX Munder Net50:

	Shares	Amount
Proceeds in connection with the acquisition
Class A	43	$294
Class B	64	428
Class C	23	150
Class L	1	9
Class M	8	53

		$934

IDEX PBHG Technology & Communications:

	Shares	Amount
Proceeds in connection with the acquisition
Class A	639	$4,404
Class B	1,123	7,502
Class C	302	2,021
Class L	2	11
Class M	150	1,001

		$14,939

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PBHG Mid Cap Growth    7

TA IDEX PBHG Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party. Directed commissions during the period ended April 30, 2004, of $5 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $3 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account Maintenance Fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder’s account.

No fee will be charged under the following conditions:

•	accounts opened within the preceding 24 months

•	accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•	accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•	UTMA/UGMA accounts

•	Fiduciary accounts

•	B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the period ended April 30, 2004, this fee totaled $9. These fees are included in Paid in Capital in the Statement of Assets & Liabilities.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PBHG Mid Cap Growth    8

TA IDEX PBHG Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

0.80% of the first $100 million of ANA

0.70% of ANA over $100 million

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.40% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at April 30, 2004.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$45
Retained by Underwriter	6
Contingent Deferred Sales Charges	51

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $9 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $285 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2004, the value of invested plan amount was $4. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$11,182
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	20,246
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$96,985	October 31, 2009
19,020	October 31, 2011

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PBHG Mid Cap Growth    9

TA IDEX PBHG Mid Cap Growth

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 4–(continued)

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$61,518

Unrealized Appreciation	$10,433
Unrealized (Depreciation)	(2,308)

Net Unrealized Appreciation (Depreciation)	$8,125

NOTE 5.	SUBSEQUENT EVENTS

The Fund merged into TA IDEX Transamerica Growth Opportunities effective as of the close of business on May 28, 2004.

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PBHG Mid Cap Growth    10

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (91.6%)
U.S. Treasury Inflation Index
3.63%, due 01/15/2008	$30,537	$33,599
3.88%, due 01/15/2009	43,590	48,884
3.50%, due 01/15/2011	12,622	14,060
3.38%, due 01/15/2012	1,944	2,156
3.00%, due 07/15/2012	25,160	27,196
1.88%, due 07/15/2013	19,766	19,492
2.00%, due 01/15/2014	42,317	42,016
3.63%, due 04/15/2028	5,755	6,869
3.88%, due 04/15/2029	41,946	52,302
3.38%, due 04/15/2032	1,049	1,245

Total U.S. Government Obligations (cost: $251,526)		247,819

FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
Federative Republic of Brazil 8.00%, due 04/15/2014	586	538

Total Foreign Government Obligations (cost: $563)		538

MORTGAGE-BACKED SECURITIES (0.1%)
Truman Capital Mortgage Loan Trust, Series 2004-1 (b) 1.44%, due 01/25/2034	275	273

Total Mortgage-Backed Securities (cost: $275)		273

ASSET-BACKED SECURITIES (0.2%)
Bank of America Mortgage Securities, Inc., Series 2004-1 (b) 6.50%, due 09/25/2033	463	473

Total Asset-Backed Securities (cost: $476)		473

CORPORATE DEBT SECURITIES (4.9%)

Asset-Backed (0.7%)
Equity One ABS, Inc. Series 2004-1 Class AV2 (b) 1.40%, due 04/25/2034	1,236	1,237
Redwood Capital Ltd.–144A (b) 4.96%, due 01/09/2006	300	301
Redwood Capital Ltd.–144A (b) 3.41%, due 01/09/2006	300	300

Business Credit Institutions (0.1%)
Ford Motor Credit Company (b) 3.05%, due 10/25/2004	200	201

Electric Services (0.1%)
Entergy Gulf States, Inc.–144A (b) 2.01%, due 06/18/2007	200	201

Insurance (0.1%)
Residential Reinsurance, Ltd.–144A (b) 6.07%, due 06/08/2006	300	305

Mortgage-Backed (0.7%)
Countrywide Home Loans, Inc. (b) 1.20%, due 02/23/2005	2,000	2,000

	Principal	Value

Oil & Gas Extraction (0.9%)
Halliburton Company–144A (b) 1.92%, due 01/26/2007	$2,400	$2,397

Personal Credit Institutions (0.6%)
General Motors Acceptance Corporation (b) 2.00%, due 05/18/2006	1,500	1,500

Primary Metal Industries (0.1%)
Alcan Inc.–144A (b) 1.37%, due 12/08/2004	300	300

Revenue-Education (0.6%)
Arizona Educational Loan Marketing Corporation, Revenue Bonds (b) 1.11%, due 12/31/2037	500	500
Illinois Student Assistance Commission, Revenue Bonds (b) 1.13%, due 03/01/2042	500	500
Pennsylvania State Higher Educational Facilities Authority, Revenue Bonds (b) 1.10%, due 10/01/2042	500	500

Telecommunications (1.0%)
Sprint Capital Corporation 7.90%, due 03/15/2005	2,600	2,729
Verizon Wireless Capital LLC–144A (b) 1.19%, due 05/23/2005	300	300

Total Corporate Debt Securities (cost: $13,270)		13,271

CONVERTIBLE BONDS (0.4%)

Mortgage-Backed (0.4%)
Small Business Administration Participation Certificates 4.50%, due 02/10/2014	1,200	1,139

Total Convertible Bonds (cost: $1,200)		1,139

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (32.4%)
Fannie Mae
1.00%, due 05/19/2004	5,400	5,397
0.99%, due 05/20/2004	2,300	2,299
1.00%, due 05/26/2004	3,500	3,498
1.01%, due 06/02/2004	4,300	4,296
1.00%, due 06/23/2004	700	699
1.02%, due 06/23/2004	2,500	2,496
1.02%, due 06/30/2004	2,500	2,496
1.01%, due 07/01/2004	2,300	2,296
1.03%, due 07/01/2004	2,000	1,997
1.03%, due 07/07/2004	9,300	9,281
1.02%, due 07/14/2004	2,500	2,495
1.04%, due 07/14/2004	5,000	4,990
1.01%, due 07/20/2004	2,300	2,295
1.06%, due 07/21/2004	7,200	7,183
1.06%, due 07/28/2004	5,300	5,285
Federal Home Loan Bank
1.00%, due 05/26/2004	3,800	3,797

TA IDEX PIMCO Real Return TIPS    1

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Freddie Mac
1.02%, due 05/11/2004	$5,400	$5,397
1.00%, due 05/18/2004	5,400	5,397
1.00%, due 05/25/2004	2,600	2,599
1.00%, due 06/01/2004	4,200	4,196
1.00%, due 06/15/2004	2,200	2,197
1.03%, due 07/06/2004	400	399
1.01%, due 07/15/2004	1,000	998
U. S. Treasury Bill
1.01%, due 06/03/2004	3,300	3,297
0.89%, due 06/17/2004	1,770	1,768
0.91%, due 06/17/2004	450	449

Total Short-Term U.S. Government Obligations (cost: $87,497)		87,497

COMMERCIAL PAPER (56.7%)
ABN-AMRO North America Finance, Inc.
1.03%, due 05/20/2004	1,100	1,099
1.09%, due 07/29/2004	1,900	1,895
Alcon Capital Corporation
1.02%, due 05/25/2004	1,000	999
Australia and New Zealand Banking Group Limited
1.03%, due 05/17/2004	100	100
1.03%, due 05/25/2004	1,700	1,699
1.03%, due 06/02/2004	100	100
1.02%, due 06/03/2004	100	100
1.04%, due 06/21/2004	200	200
1.03%, due 06/22/2004	700	699
1.05%, due 07/07/2004	400	399
1.06%, due 07/19/2004	4,500	4,490
Barclays PLC
1.02%, due 05/06/2004	5,400	5,398
1.04%, due 06/21/2004	2,100	2,097
Barclays U.S. Funding LLC
1.11%, due 08/25/2004	400	399
Cba (Delaware) Finance
1.02%, due 05/04/2004	2,700	2,700
1.02%, due 06/10/2004	1,000	999
1.05%, due 07/02/2004	100	100
1.05%, due 07/13/2004	3,700	3,692
1.08%, due 07/27/2004	400	399
CDC IXIS–144A
1.04%, due 06/04/2004	2,500	2,498
1.05%, due 07/07/2004	2,000	1,996
Danske Bank Aktieselskab
1.04%, due 05/11/2004	1,700	1,700
1.03%, due 05/12/2004	2,100	2,099
1.03%, due 05/17/2004	100	100
1.02%, due 06/04/2004	2,800	2,798
1.03%, due 06/18/2004	500	499
1.02%, due 06/22/2004	100	100
1.07%, due 07/21/2004	500	499
1.07%, due 07/26/2004	100	100
du Pont (E.I.) de Nemours and Company
1.01%, due 05/13/2004	5,400	5,397
1.02%, due 05/13/2004	700	700

	Principal	Value

European Investment Bank
1.01%, due 05/25/2004	$3,000	$2,998
1.05%, due 07/16/2004	4,600	4,589
General Electric Capital Corporation
1.05%, due 05/18/2004	3,000	2,999
1.04%, due 05/27/2004	1,300	1,299
1.04%, due 06/08/2004	500	499
1.04%, due 06/15/2004	400	399
1.04%, due 06/17/2004	1,900	1,897
1.05%, due 07/07/2004	200	200
1.04%, due 07/08/2004	200	200
1.06%, due 07/09/2004	100	100
1.06%, due 07/12/2004	100	100
1.11%, due 08/13/2004	200	199
HBOS PLC
1.04%, due 05/27/2004	300	300
1.04%, due 06/03/2004	100	100
1.03%, due 06/08/2004	100	100
1.06%, due 06/11/2004	3,700	3,696
1.03%, due 06/21/2004	500	499
1.05%, due 06/22/2004	300	300
1.03%, due 06/29/2004	300	299
1.04%, due 07/01/2004	100	100
1.06%, due 07/16/2004	300	300
1.06%, due 07/19/2004	100	100
1.08%, due 07/22/2004	2,100	2,095
1.09%, due 07/28/2004	100	100
KfW International Finance Inc.–144A
1.01%, due 06/01/2004	1,100	1,099
1.02%, due 06/08/2004	3,500	3,496
1.10%, due 08/10/2004	2,200	2,193
1.11%, due 08/20/2004	4,400	4,385
1.11%, due 08/23/2004	4,400	4,385
Lloyds TSB Group PLC
1.05%, due 06/03/2004	3,200	3,197
Nestle SA–ADR
1.01%, due 06/04/2004	2,700	2,697
1.11%, due 08/25/2004	1,800	1,794
1.11%, due 08/26/2004	3,400	3,388
Pfizer Inc.
1.00%, due 05/12/2004	400	400
1.00%, due 05/17/2004	500	500
1.02%, due 06/03/2004	500	500
Rabobank USA Finance Corp
1.11%, due 08/23/2004	1,200	1,196
Royal Bank of Scotland Group PLC (The)
1.02%, due 05/05/2004	600	600
1.03%, due 05/11/2004	3,700	3,699
1.03%, due 06/01/2004	400	400
1.02%, due 06/15/2004	100	100
1.05%, due 06/28/2004	100	100
1.03%, due 07/06/2004	600	599
1.05%, due 07/14/2004	2,300	2,295
1.11%, due 08/25/2004	100	100
1.14%, due 08/26/2004	100	100

TA IDEX PIMCO Real Return TIPS    2

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Shell Finance (UK) PLC
1.03%, due 06/29/2004	$4,600	$4,591
Stadshypotek Delaware
1.03%, due 05/27/2004	6,500	6,494
1.04%, due 06/04/2004	300	300
Statens Bostadsfin AB
1.04%, due 05/21/2004	5,500	5,496
Svenska Handelsbanken AB
1.03%, due 05/13/2004	200	200
1.03%, due 05/24/2004	6,100	6,096
1.03%, due 05/28/2004	900	899
1.07%, due 07/21/2004	600	599
1.08%, due 07/28/2004	100	100
Total Capital
1.02%, due 06/02/2004	6,800	6,793
Toyota Motor Credit Corporation
1.03%, due 06/11/2004	400	400
UBS Finance (Delaware) LLC
1.02%, due 06/03/2004	1,800	1,798
1.03%, due 06/23/2004	100	100
1.02%, due 06/28/2004	800	799
1.06%, due 07/01/2004	2,800	2,795
1.06%, due 07/13/2004	2,100	2,096
1.11%, due 08/24/2004	300	299
Westpac Banking Corporation
1.03%, due 05/25/2004	100	100
1.03%, due 06/03/2004	300	300
1.06%, due 06/07/2004	2,000	1,998
1.04%, due 06/24/2004	3,000	2,995
1.03%, due 07/07/2004	1,200	1,198
1.03%, due 07/09/2004	100	100
1.03%, due 07/12/2004	100	100

Total Commercial Paper (cost: $153,387)		153,387

CERTIFICATES OF DEPOSITS (5.1%)
Wells Fargo & Company
1.02%, due 05/06/2004	4,900	4,900
1.02%, due 05/17/2004	100	100
1.03%, due 05/24/2004	200	200
Citibank New York N.A.
1.03%, due 06/10/2004	1,800	1,800
1.09%, due 07/30/2004	1,800	1,800
Chase Manhattan Bank USA
1.02%, due 05/13/2004	1,000	1,000
1.03%, due 05/28/2004	3,900	3,900

Total Certificates of Deposits (cost: $13,700)		13,700

	Contracts (a)	Value
PURCHASED OPTIONS (0.0%)
U.S. Treasury Inflation Index Put Strike $92.00 Expires 05/21/2004	15,000	$2
U.S. Treasury Inflation Index Put Strike $93.00 Expires 05/21/2004	17,700	3

Total Purchased Options (cost: $5)		5

Total Investment Securities (cost: $521,899)		$518,102

	Notional Amount	Value
WRITTEN SWAPTIONS (0.0%)

Covered Call Swaptions (0.0%)
LIBOR Rate Swaption (c) Call Strike 3.80% Expires 10/07/2004	$2,500	$(5)
LIBOR Rate Swaption (c) Call Strike 4.00% Expires 10/07/2004	2,400	(3)
LIBOR Rate Swaption (c) Call Strike 4.00% Expires 11/02/2004	1,400	(5)

Put Swaptions (0.0%)
LIBOR Rate Swaption (d) Put Strike 6.00% Expires 10/07/2004	2,500	(8)
LIBOR Rate Swaption (d) Put Strike 6.50% Expires 10/07/2004	1,400	(3)
LIBOR Rate Swaption (d) Put Strike 7.00% Expires 11/02/2004	2,400	(26)

Total Written Swaptions (premium: $111)		(26)

SUMMARY:
Investments, at value	191.6%	$518,102
Written swaptions	0%	(26)
Liabilities in excess of other assets	(91.6)%	(247,661)

Net assets	100.0%	$270,415

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PIMCO Real Return TIPS    3

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

SWAP AGREEMENTS:
	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive floating rate based on 3-month United States Dollar–LIBOR (London Interbank Offer Rate) and pay a fixed rate of 6.00%. Counterparty: Bank of America, N.A.	12/18/2033	$10,000	$170

Receive floating rate based on 3-month United States Dollar–LIBOR (London Interbank Offer Rate) and pay a fixed rate of 6.00%. Counterparty: UBS AG	12/18/2033	2,700	21

Receive floating rate based on 3-month United States Dollar–LIBOR (London Interbank Offer Rate) and pay a fixed rate of 6.00%. Counterparty: UBS AG	06/16/2014	3,800	50

Receive a fixed rate equal to 4.00% and pay floating rate based on 6-month EURIBOR (Euro Interbank Offered Rate). Counterparty: Barclays Bank PLC	03/15/2007	5,700	5

Receive a fixed rate equal to 4.00% and pay floating rate based on 6-month EURIBOR (Euro Interbank Offered Rate). Counterparty: Citigroup Global Markets Holdings Inc.	03/15/2007	8,000	(25)

Receive floating rate based on 3-month United States Dollar–LIBOR (London Interbank Offer Rate) and pay a fixed rate of 5.00%. Counterparty: Bank of America, N.A.	06/16/2004	11,100	123

SWAP AGREEMENTS (continued):
	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Receive floating rate based on 3-month United States Dollar–LIBOR (London Interbank Offer Rate) and pay a fixed rate of 5.00%. Counterparty: J.P. Morgan Chase Bank	06/16/2004	$3,800	$43

Total Swap Agreements (premium: $-93)		$45,100	$387

FUTURES CONTRACTS
	Contracts (a)	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
Euro-BUND (e)	122	06/10/2004	$16,660	$(11)
10-Year U.S. Treasury Note	(22)	06/30/2004	$(2,450)	19

			$14,210	$8

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro Dollar	(9)	05/03/2004	$(10)	$–
Euro Dollar	(472)	05/10/2004	(567)	2
Euro Dollar	24	05/10/2004	28	–

			$(549)	$2

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Contract amounts are not in thousands.
(b)	Floating or variable rate note. Rate is listed as of April 30, 2004.
(c)	An option on an interest rate swap. If exercised, the Fund will pay the strike rate in order to receive the 3 Month LIBOR (London Interbank Offer Rate).
(d)	An option on an interest rate swap. If exercised, the Fund will pay the 3 Month LIBOR (London Interbank Offer Rate) in order to receive the strike rate.
(e)	Notional long-term debt instrument issued by the German Federal Government.

DEFINITIONS:

ADR American Depositary Receipt

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, these securities aggregated $24,156 or 8.93% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PIMCO Real Return TIPS    4

TA IDEX PIMCO Real Return TIPS

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $521,899)	$518,102
Cash	1,588
Foreign cash (cost: $513)	510
Receivables:
Shares of beneficial interest sold	1,643
Interest	2,221
Unrealized appreciation on forward foreign currency contracts	2
Swap agreements at value (premium: $-19)	388
Variation margin	37

524,491

Liabilities:
Investment securities purchased	253,672
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	8
Management and advisory fees	146
Distribution fees	79
Transfer agent fees	7
Written swaptions (premium: $111)	26
Swap agreements at value (premium $-74)	94
Other	44

254,076

Net Assets	$270,415

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$272,025
Accumulated net investment income (loss)	(76)
Undistributed net realized gain (loss) from:
Investment securities	1,784
Futures contracts	2
Net unrealized appreciation (depreciation) on:
Investment securities	(3,797)
Futures contracts	8
Written swaption contracts	84
Swap agreement	387
Translation of assets and liabilities denominated in foreign currencies	(2)

Net Assets	$270,415

Net Assets by Class:
Class A	$258,805
Class B	5,783
Class C	5,108
Class C2	284
Class M	435
Shares Outstanding:
Class A	25,438
Class B	572
Class C	505
Class C2	28
Class M	43
Net Asset Value Per Share:
Class A	$10.17
Class B	10.12
Class C	10.12
Class C2	10.11
Class M	10.12
Maximum Offering Price Per Share (a):
Class A	$10.68
Class M	10.22

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$881

Expenses:
Management and advisory fees	565
Transfer agent fees	5
Custody fees	5
Administration fees	18
Legal fees	1
Auditing and accounting fees	7
Trustees fees	1
Registration fees	39
Other	2
Distribution and service fees:
Class A	267
Class B	22
Class C	20
Class C2	2
Class M	2

Total expenses	956

Net Investment Income (Loss)	(75)

Net Realized Gain (Loss) from:
Investment securities	1,849
Futures contracts	2

1,851

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(3,846)
Futures contracts	8
Written swaption contracts	84
Swap agreements	387
Translation of assets and liabilities denominated in foreign currencies	(2)

(3,369)

Net Gain (Loss) on Investment Securities, Futures and Swaption Contracts, Swap Agreements, and Foreign Currency Transactions	(1,518)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,593)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PIMCO Real Return TIPS    5

TA IDEX PIMCO Real Return TIPS

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003 (a)
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(75)	$326
Net realized gain (loss) from investment securities and written options contracts	1,851	825
Net unrealized appreciation (depreciation) on investment securities, futures, option and swaption contracts, swap agreements, and foreign currency translation	(3,369)	49

	(1,593)	1,200

Distributions to Shareholders:
From net investment income:
Class A	(81)	(220)
Class B	(3)	(13)
Class C	(3)	(25)
Class C2	–	(3)
Class M	–	(2)

	(87)	(263)

From net realized gains:
Class A	(816)	–
Class B	(34)	–
Class C	(33)	–
Class C2	(3)	–
Class M	(4)	–

	(890)	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	227,505	41,725
Class B	3,149	3,347
Class C	2,511	6,078
Class C2	39	457
Class M	38	465

	233,242	52,072

Dividends and distributions reinvested:
Class A	892	220
Class B	28	11
Class C	29	15
Class C2	3	3
Class M	4	2

	956	251

Cost of shares redeemed:
Class A	(3,608)	(6,129)
Class B	(545)	(223)
Class C	(565)	(3,105)
Class C2	(94)	(126)
Class M	(47)	(31)

	(4,859)	(9,614)

	229,339	42,709

Net increase (decrease) in net assets	226,769	43,646

Net Assets:
Beginning of period	43,646	–

End of period	$270,415	$43,646

Accumulated Net Investment Income (Loss)	$(76)	$86

	April 30, 2004 (unaudited)	October 31, 2003 (a)
Share Activity:
Shares issued:
Class A	22,086	4,219
Class B	305	338
Class C	245	617
Class C2	4	46
Class M	4	46

	22,644	5,266

Shares issued–reinvested from distributions:
Class A	88	22
Class B	3	1
Class C	3	2
Class C2	–	–
Class M	–	–

	94	25

Shares redeemed:
Class A	(352)	(625)
Class B	(53)	(22)
Class C	(55)	(307)
Class C2	(9)	(13)
Class M	(4)	(3)

	(473)	(970)

Net increase (decrease) in shares outstanding:
Class A	21,822	3,616
Class B	255	317
Class C	193	312
Class C2	(5)	33
Class M	–	43

	22,265	4,321

(a) Commenced operations on March 1, 2003.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PIMCO Real Return TIPS    6

TA IDEX PIMCO Real Return TIPS

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations				Distributions					Net Asset Value, End of Period
			Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income		From Net Realized Gains	Total Distributions
Class A	04/30/2004 10/31/2003	$10.10 10.00	$	– 0.14	$0.17 0.07	$0.17 0.21	$(0.01 (0.11	) )	$(0.09 –)	$(0.10 (0.11	) )	$10.17 10.10
Class B	04/30/2004 10/31/2003	10.08 10.00		(0.04 0.09)	0.18 0.08	0.14 0.17	(0.01 (0.09	) )	(0.09 –)	(0.10 (0.09	) )	10.12 10.08
Class C	04/30/2004 10/31/2003	10.08 10.00		(0.04 0.09)	0.18 0.08	0.14 0.17	(0.01 (0.09	) )	(0.09 –)	(0.10 (0.09	) )	10.12 10.08
Class C2	04/30/2004 10/31/2003	10.08 10.00		(0.04 0.09)	0.17 0.08	0.13 0.17	(0.01 (0.09	) )	(0.09 –)	(0.10 (0.09	) )	10.11 10.08
Class M	04/30/2004 10/31/2003	10.08 10.00		(0.03 0.10)	0.17 0.07	0.14 0.17	(0.01 (0.09	) )	(0.09 –)	(0.10 (0.09	) )	10.12 10.08

Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004 10/31/2003	1.72 2.09%	$258,805 36,531	1.14 1.65%	1.14 2.03%	(0.05 2.07)%	704 480%
Class B	04/30/2004 10/31/2003	1.43 1.72	5,783 3,194	1.82 2.30	1.82 2.68	(0.73 1.42)	704 480
Class C	04/30/2004 10/31/2003	1.43 1.72	5,108 3,148	1.82 2.30	1.82 2.68	(0.73 1.42)	704 480
Class C2	04/30/2004 10/31/2003	1.43 1.72	284 334	1.82 2.30	1.82 2.68	(0.73 1.42)	704 480
Class M	04/30/2004 10/31/2003	1.33 1.75	435 439	1.72 2.19	1.72 2.57	(0.63 1.53)	704 480

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	Commenced operations on March 1, 2003.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PIMCO Real Return TIPS    7

TA IDEX PIMCO Real Return TIPS

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX PIMCO Real Return TIPS (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on March 1, 2003.

On March 1, 2004, the Fund changed its name from IDEX PIMCO Real Return TIPS to TA IDEX PIMCO Real Return TIPS.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of Shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

The Fund values its investment securities at fair value based upon procedures approved by the Board of Trustees on day when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of investments.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains and losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PIMCO Real Return TIPS    8

TA IDEX PIMCO Real Return TIPS

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE  1–(continued)

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at April 4, 2004, are listed in the Schedule of Investments.

Swap agreements: The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of interest income on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates. Open Swap Agreements at April 30, 2004, are listed in the Schedule of Investments.

Futures, options and swaptions contracts. The Fund may enter into futures and/or options contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Option contracts are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with futures contracts and options are imperfect correlation between the change in value of the securities held and the prices of futures contracts and options; the possibility of an illiquid market and inability of the counterparty to meet the contract terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.

The Fund is authorized to write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Fund represents an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call option is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers.

When the Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current value of the swaption. Changes in the value of the swaption are reported as Unrealized gains or losses in written options in the Statement of Assets and Liabilities. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the portfolio as realized gains from written options. The difference between the premium and the amount paid on affecting a closing purchase transaction is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the portfolio enters into swaption contracts with counterparties whose creditworthiness has been approved by the Board of Trustees. The portfolio bears the market risk arising from any changes in index values or interest rates.

The underlying face amounts of open futures, option, and swaption contracts at April 30, 2004, are listed in the Schedule of Investments. The variation margin receivable is included in the accompanying Statement of Assets and Liabilities. The variation margin receivable or payable, as applicable, is included in the accompanying Statement of Assets and Liabilities. Variation margin represents the additional payments due or excess deposits made in order to maintain the equity account at the required margin level.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

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TA IDEX PIMCO Real Return TIPS

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

Transactions in swaptions were as follows:

	Premium	Notional Amount
Beginning Balance 10/31/2003	$–	–
Sales	111	13
Closing Buys	–	–
Expirations	–	–
Exercised	–	–

Balance at 04/30/2004	$111	13

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator, AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation - Conservative Portfolio	$60,867	23%
TA IDEX Asset Allocation - Moderate Growth Portfolio	66,109	24%
TA IDEX Asset Allocation - Moderate Portfolio	128,776	48%

Total	$255,752	95%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.70% of ANA

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.30% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at April 30, 2004.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$32
Retained by Underwriter	6
Contingent Deferred Sales Charges	8

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $18 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $5 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2004, the value of invested plan amounts was $1. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PIMCO Real Return TIPS    10

TA IDEX PIMCO Real Return TIPS

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2.–(continued)

April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$20,291
U.S. Government	1,425,860
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	5,156
U.S. Government	1,224,999
NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$527,112

Unrealized Appreciation	$8
Unrealized (Depreciation)	(9,018)

Net Unrealized Appreciation (Depreciation)	$(9,010)

NOTE 5.	SUBSEQUENT EVENTS

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PIMCO Real Return TIPS    11

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (3.4%)
U.S. Treasury Inflation Index
3.50%, due 01/15/2011	$214	$238
3.38%, due 01/15/2012	2,569	2,850
3.88%, due 04/15/2029	385	480

Total U.S. Government Obligations (cost: $3,636)		3,568

U.S. GOVERNMENT AGENCY OBLIGATIONS (22.7%)
Fannie Mae
3.00%, due 08/25/2009	100	100
6.00%, due 11/25/2027	154	154
3.70%, due 01/01/2028 (d)	191	197
6.50%, due 06/25/2028	53	53
1.54%, due 11/25/2032 (d)	214	214
Fannie Mae–Conventional Pool
5.50%, due 07/01/2016	1,279	1,314
5.50%, due 12/01/2016	179	184
5.50%, due 01/01/2017	209	215
5.50%, due 02/01/2017	193	198
5.50%, due 03/01/2017	15	15
5.50%, due 05/01/2017	209	215
5.50%, due 11/01/2017	20	20
5.00%, due 02/01/2018	351	354
5.50%, due 02/01/2018	518	532
5.00%, due 05/01/2018	65	65
5.50%, due 05/01/2018	41	42
5.00%, due 06/01/2018	897	903
6.50%, due 07/01/2032	238	248
5.24%, due 04/01/2033 (d)	86	87
6.00%, due 04/01/2033	26	27
5.50%, due 07/01/2033	299	299
5.50%, due 08/01/2033	379	378
Fannie Mae–May TBA
5.00%, due 05/01/2019	1,500	1,508
5.50%, due 05/01/2034	6,000	5,985
Freddie Mac
6.00%, due 12/15/2007	50	51
5.00%, due 09/15/2016	198	203
6.00%, due 08/15/2026	12	12
6.00%, due 08/15/2027	94	94
6.50%, due 02/15/2028	5	5
6.50%, due 12/15/2028	177	178
6.50%, due 02/15/2030	66	69
6.50%, due 07/25/2043	96	101
Freddie Mac–Gold Pool
6.50%, due 08/01/2032	915	953
Freddie Mac–Series 2142
6.50%, due 04/15/2029	28	29
Freddie Mac–Series 2434 TA
5.63%, due 07/15/2028	19	19
Ginnie Mae–FHA/VA Pool
6.50%, due 07/15/2023	12	12
6.50%, due 02/15/2028	447	468

	Principal	Value

Ginnie Mae–FHA/VA Pool (continued)
6.50%, due 06/15/2029	$586	$612
6.50%, due 01/15/2030	22	23
6.50%, due 06/15/2031	562	587
6.50%, due 07/15/2031	11	11
6.50%, due 11/15/2031	31	32
6.50%, due 01/15/2032	27	29
5.50%, due 03/15/2032	107	108
6.50%, due 04/15/2032	1,095	1,143
6.50%, due 07/15/2032	155	162
5.50%, due 12/15/2032	291	292
5.50%, due 07/15/2033	987	989
5.00%, due 09/15/2033	725	705
5.50%, due 10/15/2033	497	499
5.50%, due 12/15/2033	738	739
5.50%, due 02/15/2034	2,282	2,285
Ginnie Mae–Series 2002-40
6.50%, due 06/20/2032	45	45

Total U.S. Government Agency Obligations (cost: $23,960)		23,762

FOREIGN GOVERNMENT OBLIGATIONS (2.6%)
European Investment Bank
0.88%, due 11/08/2004	28,000	255
Federal Republic of Germany
3.25%, due 09/24/2004	87	105
Federative Republic of Brazil
2.06%, due 04/15/2006 (d)	288	277
11.50%, due 03/12/2008	122	129
2.13%, due 04/15/2009	276	249
11.00%, due 01/11/2012	200	203
8.88%, due 04/15/2024	150	121
11.00%, due 08/17/2040	154	143
Malaysia
7.50%, due 07/15/2011	10	11
Republic of Panama
8.25%, due 04/22/2008	40	44
Republic of Peru
9.13%, due 02/21/2012	170	179
4.50%, due 03/07/2017 (d)	150	128
Republic of South Africa
5.25%, due 05/16/2013	90	105
Russian Federation (i)
5.00%, due 03/31/2030	320	293
United Mexican States
1.84%, due 01/13/2009 (d)	130	130
9.88%, due 02/01/2010	150	185
6.38%, due 01/16/2013	150	152

Total Foreign Government Obligations (cost: $2,428)		2,709

MORTGAGE-BACKED SECURITIES (2.6%)
Amortizing Residential Collateral Trust (d)
1.38%, due 07/25/2032	108	108
Bank of America Mortgage Securities, Inc. (d)
5.72%, due 10/20/2032	175	180

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PIMCO Total Return    1

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Bear Stearns Adjustable Rate Mortgage Trust (d)
5.99%, due 06/25/2032	$26	$26
CDC Mortgage Capital Trust (d)
1.38%, due 01/25/2033	137	138
Countrywide Home Loan Trust–Series 2002-1 (e)
5.75%, due 03/19/2032	83	84
Countrywide Home Loans, Inc. (d)
4.98%, due 09/19/2032	115	116
Credit-Based Asset Servicing and Securities, Series 2002-CB6 (d)
1.60%, due 01/25/2033	30	30
CS First Boston Mortgage Securities Corp.
2.14%, due 03/25/2032	170	168
1.53%, due 03/28/2032	16	16
1.90%, due 08/25/2033	449	451
Home Equity Asset Trust (d)
1.39%, due 11/25/2032	132	132
Merrill Lynch Mortgage Investors, Inc. (d)
1.47%, due 04/25/2031	3	3
Residential Funding Mortgage Securities I, Inc.
6.50%, due 03/25/2032	42	43
Sequoia Mortgage Funding Corporation– Series 10 (d)
1.47%, due 10/20/2027	419	419
Small Business Administration Participation Certificates
5.13%, due 09/01/2023	98	98
Structured Asset Mortgage Investments Inc. (d)
1.42%, due 09/19/2032	249	250
Structured Asset Securities Corporation
1.39%, due 10/25/2027 (d)	52	52
1.38%, due 01/25/2033 (d)	29	29
1.25%, due 08/25/2033 (d)	40	40
Washington Mutual
4.82%, due 10/25/2032	53	54
Washington Mutual Mortgage Securities Corporation (d)
2.76%, due 12/25/2040	232	232
Wells Fargo Mortgage Backed Securities Trust–Series 2002-E (d)
5.01%, due 09/25/2032	64	65

Total Mortgage-Backed Securities (cost: $2,733)		2,734

ASSET-BACKED SECURITIES (3.0%)
Bear Stearns Adjustable Rate Mortgage Trust
4.39%, due 01/25/2034 (d)	619	620
4.83%, due 01/25/2034 (d)	267	268
4.95%, due 01/25/2034 (d)	173	175
Bear Stearns Asset Backed Securities, Inc. (d)
1.42%, due 10/25/2032	117	117
Centex Home Equity, Series 2004-A (d)
1.38%, due 01/25/2034	272	272
Citicorp Mortgage Securities, Inc.
6.50%, due 04/25/2029	179	181

	Principal	Value

Countrywide Alternative Loan Trust– Series 2003-J1
6.00%, due 10/25/2032	$55	$56
Countrywide Home Loan Trust–Series 2004-7
1.37%, due 04/25/2034	80	80
First Horizon Asset Securities Inc.
7.00%, due 09/25/2030	6	6
GSMPS Mortgage Loan Trust
7.00%, due 06/25/2043	107	111
Morgan Stanley Capital I Inc. Series 2003-HE2 (d)
1.43%, due 08/25/2033	226	226
RACERS SER 1997-R-8-3–144A (d)
1.42%, due 08/15/2007	300	294
Small Business Administration Participation Certificates
4.34%, due 03/01/2024	590	556
Vanderbilt Acquisition Loan Trust
3.28%, due 01/07/2013	65	66
Washington Mutual (d)
3.15%, due 02/27/2034	73	73

Total Asset-Backed Securities (cost: $3,150)		3,101

CORPORATE DEBT SECURITIES (12.1%)

Air Transportation (0.6%)
Continental Airlines, Inc.
7.06%, due 09/15/2009	200	202
UAL Corporation
6.20%, due 09/01/2008	300	267
6.60%, due 09/01/2013	130	115

Automotive (0.2%)
DaimlerChrysler North America Holding Corporation
1.44%, due 08/16/2004 (d)	50	50
6.50%, due 11/15/2013	160	165

Business Credit Institutions (0.1%)
Ford Motor Credit Company
1.59%, due 07/18/2005 (d)	100	99

Commercial Banks (0.9%)
HSBC Capital Funding LP–144A
10.18%, due 12/31/2049 (j)	150	214
KBC Bank Fund Trust III–144A (k)
9.86%, due 11/29/2049	15	19
KfW International Finance Inc.
1.00%, due 12/20/2004	80,000	729

Communication (0.4%)
Continental Cablevision, Inc.
8.30%, due 05/15/2006	100	110
CSC Holdings, Inc.
7.63%, due 04/01/2011	150	156
Rogers Cablesystems Ltd.
10.00%, due 03/15/2005	10	11

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PIMCO Total Return    2

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Communication (continued)
TCI Communications, Inc.
8.65%, due 09/15/2004	$100	$103

Electric Services (0.6%)
Florida Power Corporation
4.80%, due 03/01/2013	450	440
PSEG Power LLC
6.95%, due 06/01/2012	210	232

Electric, Gas & Sanitary Services (0.6%)
Niagara Mohawk Power Corporation
7.75%, due 10/01/2008	250	283
PG&E Corporation (d)
1.81%, due 04/03/2006	360	360

Environmental Services (0.1%)
Waste Management, Inc.
6.38%, due 11/15/2012	75	81

Gas Production & Distribution (0.5%)
El Paso Corporation (a)
7.75%, due 01/15/2032	125	98
Sonat Inc.
7.63%, due 07/15/2011	370	320
Southern Natural Gas Company
8.00%, due 03/01/2032	100	100

General Obligation-City (0.3%)
Chicago, Illinois, Board of Education,
General Obligation Bonds,
5.00%, due 12/01/2012	255	276

General Obligation-County (0.5%)
Cook County, Illinois Public Improvements,
General Obligation Bonds,
5.13%, due 11/15/2026	450	451
Fairfax County, General Obligation Bonds, Series A,
5.25%, due 04/01/2013	90	100

Holding & Other Investment Offices (0.4%)
Premium Asset Trust–144A (d)
1.30%, due 06/28/2004	180	180
Rabobank Nederland–144A (d)
5.26%, due 12/31/2049	210	207

Hotels & Other Lodging Places (0.7%)
Harrah’s Operating Company, Inc.
7.50%, due 01/15/2009	10	11
Hilton Hotels Corporation
7.00%, due 07/15/2004	150	151
Park Place Entertainment Corporation
7.50%, due 09/01/2009	350	382
Starwood Hotels & Resorts Worldwide, Inc. (d)
7.88%, due 05/01/2012	200	219
Life Insurance (0.5%)
ASIF II
1.20%, due 01/26/2005	30,000	274

	Principal	Value

Life Insurance (continued)
Protective Life Corporation–144A (d)
1.21%, due 09/26/2005	$280	$279

Motion Pictures (0.2%)
Time Warner Inc.
8.11%, due 08/15/2006	200	221
6.88%, due 05/01/2012	20	22

Oil & Gas Extraction (0.1%)
RasLaffan Liquefied Natural Gas Company Limited–144A
3.44%, due 09/15/2009	100	99

Paper & Allied Products (0.0%)
Bowater Canada Finance Corporation–144A
7.95%, due 11/15/2011	10	11

Personal Credit Institutions (0.8%)
General Motors Acceptance Corporation
2.40%, due 10/20/2005	880	886

Primary Metal Industries (0.2%)
Alcan Inc.–144A (d)
1.37%, due 12/08/2004	170	170

Railroads (0.1%)
Norfolk Southern Corporation (d)
1.82%, due 02/28/2005	100	101

Revenue-Building Authority (0.2%)
Michigan State Building Authority,
Revenue Bonds, Series I,
5.25%, due 10/15/2013	180	199

Revenue-Education (0.6%)
Michigan State Higher Educational Student Loan Authority, Revenue Bonds,
1.10%, due 09/01/2033 (d)	100	100
Missouri Higher Education Loan Authority, Revenue Bonds,
1.11%, due 07/01/2032 (d)	100	100
Pennsylvania State Higher Educational Assistance Agency, Revenue Bonds,
1.10%, due 10/01/2040 (d)	300	300
Pennsylvania State Higher Educational
Assistance Agency, Revenue Bonds,
1.11%, due 08/01/2042 (d)	100	100

Revenue-Pollution Control (0.1%)
New York State Environmental Facilities, Revenue Bonds,
5.00%, due 06/15/2032	70	70
5.00%, due 07/15/2033	20	20

Revenue-Special (0.9%)
New York City Transitional Finance Authority, Revenue Bonds, Series C,
5.00%, due 02/01/2033	260	257

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PIMCO Total Return    3

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Revenue-Special (continued)
New York City Transitional Finance Authority, Revenue Bonds, Series D,
5.00%, due 02/01/2031	$600	$594
Tobacco Settlement Financing Corporation,
New Jersey, Revenue Bonds,
6.00%, due 06/01/2037	130	111

Revenue-Tobacco (0.6%)
Golden State Tobacco Securitization Corporation, California,
Revenue Bonds, Series 2003-A-1,
6.75%, due 06/01/2039	80	75
Golden State Tobacco Securitization Corporation, California,
Revenue Bonds, Series A-2,
7.90%, due 06/01/2042 (d)	35	37
Iowa Tobacco Settlement Authority,
Revenue Bonds, Series B,
5.60%, due 06/01/2035	100	79
Tobacco Settlement Financing Corporation, New Jersey, Revenue Bonds,
6.38%, due 06/01/2032	420	387

Revenue-Transportation (0.1%)
Florida State Turnpike Authority,
Revenue Bonds, Series C,
5.00%, due 07/01/2033	30	30
Harris County, Texas,
Revenue Bonds,
5.00%, due 08/15/2033	100	99

Revenue-Utilities (0.5%)
New York City Municipal Water Finance Authority,
Revenue Bonds, Series A,
5.00%, due 06/15/2035	90	89
San Antonio, Texas Water Utility Improvements, Revenue Bonds, Series A,
5.00%, due 05/15/2032	450	445
South Central Connecticut Regional Water Authority,
Revenue Bonds, Series A,
5.00%, due 08/01/2033	20	20

Telecommunications (1.3%)
AT&T Corp. (e)
8.05%, due 11/15/2011	300	329
Cingular Wireless
6.50%, due 12/15/2011	180	194
Deutsche Telekom International Finance B.V.
8.25%, due 06/15/2005 (f)	205	218
8.50%, due 06/15/2010 (f)	30	35
8.13%, due 05/29/2012 (g)	100	147

	Principal	Value

Telecommunications (continued)
France Telecom (h)
9.50%, due 03/01/2031	$320	$410

Total Corporate Debt Securities (cost: $12,567)		12,639

CONVERTIBLE BONDS (0.3%)

Mortgage-Backed (0.3%)
Small Business Administration Participation Certificates
4.50%, due 02/10/2014	300	285

Total Convertible Bonds (cost: $300)		285

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (19.2%)
Fannie Mae
1.00%, due 05/19/2004	500	500
1.05%, due 06/15/2004	700	699
1.03%, due 07/01/2004	1,100	1,098
1.01%, due 07/20/2004	400	399
Freddie Mac
1.02%, due 05/11/2004	1,900	1,899
1.00%, due 05/18/2004	1,100	1,099
U. S. Treasury Bill
0.00%, due 05/06/2004	1,800	1,800
1.04%, due 05/13/2004	3,600	3,599
1.01%, due 05/20/2004	2,300	2,299
0.99%, due 05/27/2004	500	500
1.03%, due 06/03/2004	5,600	5,595
0.93%, due 06/03/2004 (c)	595	594

Total Short-Term U.S. Government Obligations (cost: $20,081)		20,081

COMMERCIAL PAPER (40.0%)
ABN-AMRO North America Finance, Inc.
1.05%, due 06/07/2004	1,700	1,698
Australia and New Zealand Banking Group Limited
1.04%, due 06/21/2004	800	799
1.03%, due 06/21/2004	200	200
1.05%, due 07/06/2004	1,400	1,397
1.06%, due 07/19/2004	700	698
Cba (Delaware) Finance
1.03%, due 05/12/2004	3,000	2,999
1.02%, due 06/10/2004	300	300
Danske Bank Aktieselskab
1.03%, due 05/10/2004	1,600	1,600
1.03%, due 05/12/2004	1,700	1,699
du Pont (E.I.) de Nemours and Company
1.01%, due 05/13/2004	200	200
European Investment Bank
1.01%, due 05/25/2004	100	100
1.01%, due 06/15/2004	300	300
1.05%, due 07/16/2004	2,500	2,494
General Electric Capital Corporation
1.04%, due 06/17/2004	2,800	2,796
1.04%, due 07/08/2004	300	299

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PIMCO Total Return    4

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

HBOS PLC
1.04%, due 05/27/2004	$900	$899
1.06%, due 06/11/2004	500	499
1.04%, due 06/25/2004	700	699
1.04%, due 07/08/2004	700	699
1.04%, due 07/09/2004	400	399
KfW International Finance Inc.–144A
1.02%, due 06/08/2004	1,700	1,698
Lloyds TSB Group PLC
1.05%, due 06/03/2004	1,400	1,399
Nestle SA–ADR
1.02%, due 06/25/2004	400	399
Royal Bank of Scotland Group PLC (The)
1.02%, due 05/05/2004	1,800	1,800
1.03%, due 07/06/2004	100	100
1.14%, due 08/26/2004	1,200	1,196
Shell Finance (UK) PLC
1.02%, due 06/09/2004	2,900	2,897
Statens Bostadsfin AB
1.06%, due 07/16/2004	1,300	1,297
1.09%, due 07/29/2004	2,800	2,792
Svenska Handelsbanken AB
1.03%, due 05/13/2004	500	500
1.03%, due 05/28/2004	900	899
UBS Finance (Delaware) LLC
1.02%, due 06/03/2004	2,900	2,897
Westpac Banking Corporation
1.03%, due 05/05/2004	2,000	2,000
1.03%, due 07/07/2004	800	798
1.09%, due 08/12/2004	300	299

Total Commercial Paper (cost: $41,745)		41,745

SECURITY LENDING COLLATERAL (0.1%)

Debt (0.0%)

Bank Notes (0.0%)
Canadian Imperial Bank of Commerce
1.10%, due 11/04/2004	5	5
Fleet National Bank
1.00%, due 07/21/2004	5	5

Euro Dollar Overnight (0.0%)
Credit Agricole Indosuez
1.00%, due 05/07/2004	3	3
Royal Bank of Scotland Group PLC (The)
1.00%, due 05/07/2004	2	2

Euro Dollar Terms (0.0%)
Bank of Montreal
1.02%, due 05/21/2004	1	1
BNP Paribas SA
1.01%, due 05/18/2004	3	3
1.08%, due 07/29/2004	3	3
Den Danske Bank
1.02%, due 05/20/2004	2	2

	Principal	Value

Euro Dollar Terms (continued)
Royal Bank of Scotland Group PLC (The)
1.05%, due 07/15/2004	$2	$2
Wells Fargo & Company
1.02%, due 05/14/2004	3	3

Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
1.13%, due 07/29/2004	7	7

Repurchase Agreements (0.0%) (b)
Merrill Lynch & Co., Inc.
1.04%, Repurchase Agreement dated 04/30/2004 to be repurchased at $21 on 05/03/2004	21	21

	Shares	Value
Investment Companies (0.1%)

Money Market Funds (0.1%)
American AAdvantage Select Fund
1-day yield of 0.98%	6,175	6
Barclays Institutional Money Market Fund
1-day yield of 1.02%	14,409	14
Merrill Lynch Premier Institutional Fund
1-day yield of 0.97%	5,578	6
Merrimac Cash Series Fund–Premium Class
1-day yield of 0.99%	20,585	21

Total Security Lending Collateral (cost: $104)		104

Total Investment Securities (cost: $110,703)		$110,728

	Notional Amount	Value
WRITTEN SWAPTIONS (-0.1%)

Covered Call Swaptions (0.0%)
LIBOR Rate Swaption (l)
Call Strike 4.00%
Expires 01/07/2005	$1,800	$(8)
LIBOR Rate Swaption (l)
Call Strike 3.80%
Expires 10/07/2004	7,900	(14)

Put Swaptions (-0.1%)
LIBOR Rate Swaption (m)
Put Strike 7.00%
Expires 01/07/2005	1,900	(4)
LIBOR Rate Swaption (m)
Put Strike 6.00%
Expires 10/07/2004	7,900	(27)

Total Written Swaptions (premium: $205)		(53)

SUMMARY:
Investments, at value	106.0%	$110,728
Written swaptions	(0.1)%	(53)
Liabilities in excess of other assets	(5.9)%	(6,184)

Net assets	100.0%	$104,491

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PIMCO Total Return    5

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro Dollar	5	05/03/2004	$6	$–
Euro Dollar	(678)	05/10/2004	(812)	(2)

			$(806)	$(2)

FUTURES CONTRACTS:
	Contracts (o)	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
Euro-BOBL (p)	32	06/08/2004	$4,450	$(32)
U.S. Treasury Long Bond	6	06/21/2004	643	(31)
90-Day Euro Dollar	4	03/15/2005	973	(11)
90-Day Euro Dollar	1	03/13/2006	240	(3)
90-Day Euro Dollar	27	06/13/2005	6,539	(16)
90-Day Euro Dollar	1	09/19/2005	241	(3)
90-Day Euro Dollar	36	12/13/2004	8,802	17
90-Day Euro Dollar	1	12/19/2005	241	(3)
3 Month Euro Euribor (q)	22	09/19/2005	6,439	(8)
3 Month Euro Euribor (q)	61	12/19/2005	18,107	(47)
5 Year U.S. Treasury Note	69	06/21/2004	7,586	(140)
10 Year U.S. Treasury Note	183	06/21/2004	2,221	(495)
10 Year U.S. Treasury Note	21	09/21/2004	2,291	(7)

			$58,773	$(779)

SWAP AGREEMENTS:
	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)

Receive a fixed rate equal to 1.31% and the Fund will pay to the counterparty at par in the event of default of United Mexican States, 11.50%, due 05/15/2026. Counterparty: Goldman Sachs Capital Markets, L.P.	01/29/2005	$200	$2

Receive a fixed rate equal to 5.00% and pay floating rate based on 3-month United States Dollar–LIBOR (London Interbank Offer Rate). Counterparty: Merrill Lynch Capital Services, Inc.	06/16/2014	1,200	(11)

Receive a fixed rate equal to 4.00% and pay floating rate based on 6-month EURIBOR (Euro Interbank Offered Rate). Counterparty: Merrill Lynch Capital Services, Inc.	03/15/2007	1,300	5

Receive a fixed rate equal to 4.00% and pay floating rate based on 6-month EURIBOR (Euro Interbank Offered Rate). Counterparty: J.P. Morgan Chase Bank	03/15/2007	1,800	(6)

Receive a fixed rate equal to 4.00% and pay floating rate based on 6-month EURIBOR (Euro Interbank Offered Rate). Counterparty: Barclays Bank PLC	03/15/2007	1,600	3

Receive a floating rate based on the monthly performance of the Lehman Brothers ERISA Eligible CMBS Index and pay floating rate based on 1-month United States Dollar–LIBOR (London Interbank Offer Rate) less 0.65%. (n) Counterparty: Morgan Stanley Capital Services Inc.	09/30/2004	720	(25)

Total Swap Agreements (premium: $83)		$6,820	$(32)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PIMCO Total Return    6

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	At April 30, 2004, all or a portion of this security is on loan (see Note 1). The value at April 30, 2004, of all securities on loan is $ 101.
(b)	Cash collateral for the Repurchase Agreements, valued at $ 21, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%-9.75% and maturity dates ranging from 08/15/2004-11/15/2096, including some issues having a perpetual maturity.
(c)	At April 30, 2004, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at April 30, 2004, is $ 594.
(d)	Floating or variable rate note. Rate is listed as of April 30, 2004.
(e)	Securities are stepbonds. Coupon steps up by 25 BP for each rating downgrade by Standard and Poor’s or Moody’s for each notch below BBB+/A3. Coupon steps down by 25 BP for each rating upgrade.
(f)	Securities are stepbonds. Coupon steps up by 50 BP if rating is downgraded below Standard and Poor’s or Moody’s single A rating. Coupon steps down by 50 BP if rating is raised above Standard and Poor’s or Moody’s BBB/Baa rating.
(g)	Securities are stepbonds. Coupon steps up by 50 BP for each rating downgrade by Standard and Poor’s or Moody’s for each notch below BBB+/Baa1. Coupon steps down by 50 BP for each rating upgrade.
(h)	Securities are stepbonds. Coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor’s or Moody’s for each notch below A-/A3.
(i)	Securities are stepbonds. Russian Federation has a coupon rate of 5.00% until 03/31/2007, thereafter the coupon rate will become 7.50%.
(j)	Securities are stepbonds. HSBC Capital Funding LP-144A has a coupon rate of 10.18% until 06/30/2030, thereafter the coupon rate will become the 3 Month LIBOR (London Interbank Offer Rate) plus 498BP.
(k)	Securities are stepbonds. KBC Bank Fund Trust III-144A has a coupon rate of 9.86% until 11/02/2009, thereafter the coupon rate will become the 3 Month LIBOR (London Interbank Offer Rate) plus 405BP.
(l)	An option on an interest rate swap. If exercised, the Fund will pay the strike rate in order to receive the 3 Month LIBOR (London Interbank Offer Rate).
(m)	An option on an interest rate swap. If exercised, the Fund will pay 3 Month LIBOR (London Interbank Offer Rate) in order to receive the strike rate.
(n)	If the monthly performance of the CMBS Index is negative the Fund pays a floating rate in addition to the 1-month United States Dollar–LIBOR (London Interbank Offer Rate) less 0.65%.
(o)	Contract amounts are not in thousands.
(p)	Notional medium-term debt instrument issued by the German Federal Government.
(q)	Euro Interbank Offered Rate.

DEFINITIONS:

ADR American Depositary Receipt

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, these securities aggregated $3,171 or 3.03% of the net assets of the Fund.

TBA Mortgage-backed securities traded under delayed delivery commitments. Income on TBA’s are not earned until settlement date.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PIMCO Total Return    7

TA IDEX PIMCO Total Return

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $110,704) (including securities loaned of $101)	$110,728
Cash	1,064
Foreign cash (cost: $310)	309
Receivables:
Shares of beneficial interest sold	7
Interest	330
Swap agreements at value (premium $83)	51
Variation margin	111
Other	5

112,605

Liabilities:
Investment securities purchased	7,579
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	164
Management and advisory fees	61
Distribution fees	55
Transfer agent fees	56
Payable for collateral for securities on loan	104
Unrealized depreciation on forward foreign currency contracts	2
Written swaptions (premium $205)	53
Other	40

8,114

Net Assets	$104,491

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$102,824
Undistributed net investment income (loss)	22
Undistributed net realized gain (loss) from:
Investment securities	515
Futures contracts	1,862
Written swaption contracts	(185)
Swap agreements	79
Foreign currency transactions	11
Net unrealized appreciation (depreciation) on:
Investment securities	23
Futures contracts	(779)
Written swaption contracts	152
Swap agreements	(32)
Translation of assets and liabilities denominated in foreign currencies	(1)

Net Assets	$104,491

Net Assets by Class:
Class A	$60,129
Class B	30,179
Class C	4,632
Class C2	7,291
Class M	2,260
Shares Outstanding:
Class A	5,812
Class B	2,918
Class C	448
Class C2	705
Class M	218
Net Asset Value Per Share:
Class A	$10.35
Class B	10.34
Class C	10.34
Class C2	10.34
Class M	10.34
Maximum Offering Price Per Share (a):
Class A	$10.87
Class M	10.44

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$1,604

Expenses:
Management and advisory fees	384
Transfer agent fees	67
Printing and shareholder reports	30
Custody fees	19
Administration fees	13
Legal fees	3
Auditing and accounting fees	7
Trustees fees	4
Registration fees	27
Other	9
Distribution and service fees:
Class A	106
Class B	163
Class C	24
Class C2	44
Class M	12

Total expenses	912

Net Investment Income (Loss)	692

Net Realized Gain (Loss) from:
Investment securities	719
Futures contracts	1,861
Written swaption contracts	225
Swap agreements	25
Foreign currency transactions	11

2,841

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(969)
Futures contracts	(1,306)
Written swaption contracts	(66)
Swap agreements	(5)
Translation of assets and liabilities denominated in foreign currencies	5

(2,341)

Net Gain (Loss) on Investment Securities, Futures and Swaption Contracts, Swap Agreements and Foreign Currency Transactions	500

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,192

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C, and M shares equals net asset value less any applicable contingent deferred sales charge.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PIMCO Total Return    8

TA IDEX PIMCO Total Return

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$692	$1,647
Net realized gain (loss) from investment securities, futures contracts, written swaption contracts, swap agreements, and foreign currency transactions	2,841	2,158
Net unrealized appreciation (depreciation) on investment securities, futures and swaption contracts, swap agreements, and foreign currency translation	(2,341)	1,445

	1,192	5,250

Distributions to Shareholders:
From net investment income:
Class A	(451)	(1,137)
Class B	(135)	(662)
Class C	(20)	(61)
Class C2	(37)	(215)
Class M	(12)	(80)

	(655)	(2,155)

From net realized gains:
Class A	(1,225)	(659)
Class B	(669)	(450)
Class C	(106)	(16)
Class C2	(198)	(163)
Class M	(57)	(60)

	(2,255)	(1,348)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,650	68,966
Class B	2,928	21,900
Class C	656	7,167
Class C2	400	5,117
Class M	47	1,114

	11,681	104,264

Dividends and distributions reinvested:
Class A	1,643	1,690
Class B	638	905
Class C	98	67
Class C2	206	327
Class M	67	135

	2,652	3,124

Cost of shares redeemed:
Class A	(4,631)	(55,731)
Class B	(7,432)	(19,809)
Class C	(1,272)	(2,033)
Class C2	(3,317)	(7,237)
Class M	(1,030)	(2,443)

	(17,682)	(87,253)

	(3,349)	20,135

Net increase (decrease) in net assets	(5,067)	21,882

Net Assets:
Beginning of period	109,558	$87,676

End of period	$104,491	109,558

Undistributed Net Investment Income (Loss)	$22	$(15)

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	727	6,565
Class B	279	2,093
Class C	63	684
Class C2	38	491
Class M	4	106

	1,111	9,939

Shares issued–reinvested from distributions:
Class A	158	162
Class B	61	87
Class C	9	6
Class C2	20	31
Class M	6	13

	254	299

Shares redeemed:
Class A	(441)	(5,310)
Class B	(708)	(1,889)
Class C	(122)	(192)
Class C2	(315)	(691)
Class M	(98)	(233)

	(1,684)	(8,315)

Net increase (decrease) in shares outstanding:
Class A	444	1,417
Class B	(368)	291
Class C	(50)	498
Class C2	(257)	(169)
Class M	(88)	(114)

	(319)	1,923

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PIMCO Total Return    9

TA IDEX PIMCO Total Return

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$10.52	$0.08	$0.04	$0.12	$(0.08)	$(0.21)	$(0.29)	$10.35
	10/31/2003	10.32	0.20	0.39	0.59	(0.25)	(0.14)	(0.39)	10.52
	10/31/2002	10.00	0.13	0.28	0.41	(0.09)	–	(0.09)	10.32
Class B	04/30/2004	10.51	0.05	0.03	0.08	(0.04)	(0.21)	(0.25)	10.34
	10/31/2003	10.32	0.13	0.38	0.51	(0.18)	(0.14)	(0.32)	10.51
	10/31/2002	10.00	0.09	0.29	0.38	(0.06)	–	(0.06)	10.32
Class C	04/30/2004	10.51	0.05	0.03	0.08	(0.04)	(0.21)	(0.25)	10.34
	10/31/2003	10.38	0.13	0.32	0.45	(0.18)	(0.14)	(0.32)	10.51
Class C2	04/30/2004	10.51	0.05	0.03	0.08	(0.04)	(0.21)	(0.25)	10.34
	10/31/2003	10.32	0.13	0.38	0.51	(0.18)	(0.14)	(0.32)	10.51
	10/31/2002	10.00	0.09	0.29	0.38	(0.06)	–	(0.06)	10.32
Class M	04/30/2004	10.51	0.05	0.04	0.09	(0.05)	(0.21)	(0.26)	10.34
	10/31/2003	10.32	0.14	0.38	0.52	(0.19)	(0.14)	(0.33)	10.51
	10/31/2002	10.00	0.11	0.27	0.38	(0.06)	–	(0.06)	10.32

			Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	1.12%	$60,129	1.37%	1.37%	1.55%	138%
	10/31/2003	5.88	56,452	1.43	1.43	1.91	326
	10/31/2002	4.13	40,767	1.65	1.81	2.28	240
Class B	04/30/2004	0.79	30,179	2.02	2.02	0.90	138
	10/31/2003	5.08	34,547	2.08	2.08	1.26	326
	10/31/2002	3.80	30,909	2.30	2.46	1.63	240
Class C	04/30/2004	0.79	4,632	2.02	2.02	0.90	138
	10/31/2003	4.47	5,231	2.08	2.08	1.25	326
Class C2	04/30/2004	0.79	7,291	2.02	2.02	0.90	138
	10/31/2003	5.08	10,116	2.08	2.08	1.26	326
	10/31/2002	3.80	11,667	2.30	2.46	1.63	240
Class M	04/30/2004	0.84	2,260	1.92	1.92	1.00	138
	10/31/2003	5.19	3,212	1.98	1.98	1.36	326
	10/31/2002	3.85	4,333	2.20	2.36	1.73	240

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	TA IDEX PIMCO Total Return (“the Fund”) commenced operations on March 1, 2002. The inception date for the Fund’s offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PIMCO Total Return    10

TA IDEX PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX PIMCO Total Return (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on March 1, 2002.

On March 1, 2004, the Fund changed its name from IDEX PIMCO Total Return to TA IDEX PIMCO Total Return.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of Shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” If market quotations are not readily available, and the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

The Fund values its investment securities at fair value based upon procedures approved by the Board of Trustees on day when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of investments.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PIMCO Total Return    11

TA IDEX PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

TBA purchase commitments: The Fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not to exceed 45 days. TBA purchase commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Fund’s other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations. TBA purchase commitments are included in the Schedule of Investments.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned less than $1 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at April 30, 2004, are listed in the Schedule of Investments.

Swap agreements: The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PIMCO Total Return    12

TA IDEX PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of interest income on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates. Open Swap Agreements at April 30, 2004, are listed in the Schedule of Investments.

Futures, options and swaptions contracts: The Fund may enter into futures and/or options contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Option contracts are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with futures contracts and options are imperfect correlation between the change in value of the securities held and the prices of futures contracts and options; the possibility of an illiquid market and inability of the counterparty to meet the contract terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.

The Fund is authorized to write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Fund represents an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call option is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers.

When the Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current value of the swaption. Changes in the value of the swaption are reported as Unrealized gains or losses in written options in the Statement of Assets and Liabilities. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the portfolio as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the portfolio enters into swaption contracts with counterparties whose creditworthiness has been approved by the Board of Trustees. The portfolio bears the market risk arising from any changes in index values or interest rates.

The underlying face amounts of open futures, option, and swaption contracts at April 30, 2004, are listed in the Schedule of Investments. The variation margin receivable is included in the accompanying Statement of Assets and Liabilities. The variation margin receivable or payable, as applicable, is included in the accompanying Statement of Assets and Liabilities. Variation margin represents the additional payments due or excess deposits made in order to maintain the equity account at the required margin level.

Transactions in swaptions were as follows:

	Premium	Notional Amount
Beginning Balance 10/31/2003	$280	18,700
Sales	150	15,800
Closing Buys	(225)	(15,000)
Expirations	–	–
Exercised	–	–

Balance at 04/30/2004	$205	19,500

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PIMCO Total Return    13

TA IDEX PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica

Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e. through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation - Conservative Portfolio	$11,463	11%
TA IDEX Asset Allocation - Moderate Growth Portfolio	17,075	16%
TA IDEX Asset Allocation - Moderate Portfolio	20,654	20%

Total	$49,192	47%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.70% of ANA

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.30% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at April 30, 2004.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$30
Retained by Underwriter	5
Contingent Deferred Sales Charges	92

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $13 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $67 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2004, the value of invested plan amount was $3. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$10,830
U.S. Government	64,996
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	16,350
U.S. Government	76,009

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PIMCO Total Return    14

TA IDEX PIMCO Total Return

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, and foreign currency transactions.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$110,704

Unrealized Appreciation	$593
Unrealized (Depreciation)	(569)

Net Unrealized Appreciation (Depreciation)	$24

NOTE 5.	SUBSEQUENT EVENTS

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX PIMCO Total Return    15

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

COMMON STOCKS (99.3%) (c)

Aerospace (1.2%)
Boeing Company (The)	4,900	$209
Goodrich Corporation	600	17
Lockheed Martin Corporation	2,600	124
Northrop Grumman Corporation	1,135	113
Textron Inc.	900	50
United Technologies Corporation	3,000	259

Air Transportation (0.3%)
Delta Air Lines, Inc.	800	5
FedEx Corporation	1,700	122
Southwest Airlines Co.	4,600	66

Amusement & Recreation Services (0.5%)
Disney (Walt) Company (The)	12,100	279
Harrah’s Entertainment, Inc.	700	37

Apparel & Accessory Stores (0.5%)
Gap, Inc. (The)	5,300	117
Limited, Inc. (The)	3,100	64
Nordstrom, Inc.	900	32
TJX Companies, Inc. (The)	3,000	74

Apparel Products (0.2%)
Cintas Corporation	1,000	45
Jones Apparel Group, Inc.	800	29
Liz Claiborne, Inc.	700	25
V.F. Corporation	700	32

Auto Repair, Services & Parking (0.0%)
Ryder System, Inc.	400	15

Automotive (1.2%)
Dana Corporation	800	16
Delphi Corporation	3,300	34
Ford Motor Company	10,800	166
General Motors Corporation	3,300	156
Harley-Davidson, Inc.	1,700	96
Honeywell International Inc.	5,100	176
Navistar International Corporation (a)	500	23
PACCAR Inc.	900	51
Visteon Corporation	700	8

Automotive Dealers & Service Stations (0.1%)
AutoNation, Inc. (a)	1,550	26
AutoZone, Inc. (a)	600	53

Beverages (2.7%)
Anheuser-Busch Companies, Inc.	4,800	246
Brown-Forman Corporation–Class B	800	37
Coca-Cola Company (The)	14,500	733
Coca-Cola Enterprises Inc.	2,600	70
Coors (Adolph) Company	200	13
Pepsi Bottling Group, Inc. (The)	1,600	47
PepsiCo, Inc.	10,100	550

	Shares	Value

Business Services (1.5%)
Clear Channel Communications, Inc.	3,600	$149
eBay Inc. (a)	3,800	303
Equifax Inc.	900	22
First Data Corporation	5,395	245
Interpublic Group of Companies, Inc. (The) (a)	2,400	38
Monster Worldwide, Inc. (a)	700	18
Moody’s Corporation	800	52
Omnicom Group, Inc.	1,100	87
Robert Half International Inc. (a)	1,000	27

Chemicals & Allied Products (3.4%)
Air Products and Chemicals, Inc.	1,400	70
Avon Products, Inc.	1,300	109
Clorox Company (The)	1,300	67
Colgate-Palmolive Company	3,200	185
Dow Chemical Company (The)	5,500	218
du Pont (E.I.) de Nemours and Company	5,800	249
Eastman Chemical Company	500	21
Ecolab Inc.	1,600	48
Great Lakes Chemical Corporation	300	8
Hercules Incorporated (a)	700	8
International Flavors & Fragrances Inc.	600	22
Monsanto Company	1,571	54
PPG Industries, Inc.	1,000	59
Praxair, Inc.	2,000	73
Procter & Gamble Company (The)	7,700	814
Rohm and Haas Company	1,400	54
Sherwin-Williams Company (The)	800	30
Sigma-Aldrich Corporation	500	28

Commercial Banks (10.1%)
AmSouth Bancorporation	2,000	44
Bank of America Corporation	12,309	991
Bank of New York Company, Inc. (The)	4,500	131
Bank One Corporation	6,600	326
BB&T Corporation	3,300	114
Citigroup Inc.	30,500	1,467
Comerica Incorporated	1,100	57
Fifth Third Bancorp	3,300	177
First Horizon National Corporation	800	35
Huntington Bancshares Incorporated	1,400	30
KeyCorp	2,400	71
M&T Bank Corporation	800	68
Marshall & Ilsley Corporation	1,400	51
MBNA Corporation	7,600	185
Mellon Financial Corporation	2,600	77
Morgan Chase & Co. (J.P.)	12,100	455
National City Corporation	3,600	125
North Fork Bancorporation, Inc.	800	30
Northern Trust Corporation	1,300	55
PNC Financial Services Group, Inc. (The)	1,700	90
Providian Financial Corporation (a)	1,800	22
Regions Financial Corporation	1,400	49
SouthTrust Corporation	1,900	59

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Protected Principal Stock    1

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Commercial Banks (continued)
State Street Corporation	1,900	$93
SunTrust Banks, Inc.	1,700	116
Synovus Financial Corp.	1,700	41
U.S. Bancorp	11,400	292
Union Planters Corporation	1,100	31
Wachovia Corporation	7,900	361
Wells Fargo & Company	10,100	570
Zions Bancorporation	600	34

Communication (1.3%)
Comcast Corporation–Class A (a)	13,319	401
Viacom, Inc.–Class B	10,300	398

Communications Equipment (1.4%)
ADC Telecommunications, Inc. (a)	4,700	12
Avaya Inc. (a)	2,400	33
CIENA Corporation (a)	2,800	12
Comverse Technology, Inc. (a)	1,200	20
Corning Incorporated (a)	7,900	87
Lucent Technologies Inc. (a)	24,900	84
Motorola, Inc.	13,700	250
QUALCOMM Incorporated	4,800	300
Rockwell Collins, Inc.	1,100	35
Scientific-Atlanta, Inc.	800	26
Tellabs, Inc. (a)	2,500	22

Computer & Data Processing Services (5.3%)
Adobe Systems Incorporated	1,400	58
Affiliated Computer Services, Inc.–Class A (a)	850	41
Autodesk, Inc.	700	23
Automatic Data Processing, Inc.	3,500	153
BMC Software, Inc. (a)	1,400	24
Citrix Systems, Inc. (a)	1,000	19
Computer Associates International, Inc.	3,400	91
Computer Sciences Corporation (a)	1,100	45
Compuware Corporation (a)	2,200	17
Convergys Corporation (a)	900	13
Electronic Arts Inc. (a)	1,700	86
Electronic Data Systems Corporation	2,900	53
Fiserv, Inc. (a)	1,200	44
IMS Health Incorporated	1,500	38
Intuit Inc. (a)	1,200	51
Mercury Interactive Corporation (a)	600	26
Microsoft Corporation	63,900	1,659
Novell, Inc. (a)	2,200	21
Oracle Corporation (a)	31,000	348
Parametric Technology Corporation (a)	1,600	7
PeopleSoft, Inc. (a)	2,200	37
Sabre Holdings Corporation	900	21
Siebel Systems, Inc. (a)	3,000	31
SunGard Data Systems Inc. (a)	1,600	42
Symantec Corporation (a)	1,750	79
Unisys Corporation (a)	1,900	25
VERITAS Software Corporation (a)	2,600	69
Yahoo! Inc. (a)	3,900	197

	Shares	Value

Computer & Office Equipment (5.1%)
Apple Computer, Inc. (a)	2,100	$54
Cisco Systems, Inc. (a)	40,600	847
Dell Inc. (a)	15,200	528
EMC Corporation (a)	14,200	158
Gateway, Inc. (a)	2,000	10
Hewlett-Packard Company	18,200	359
International Business Machines Corporation	10,100	891
Lexmark International, Inc. (a)	800	72
NCR Corporation (a)	600	27
Network Appliance, Inc. (a)	2,000	37
Pitney Bowes Inc.	1,400	61
Sun Microsystems, Inc. (a)	19,700	77
Symbol Technologies, Inc.	1,400	17
Xerox Corporation (a)	4,600	62

Construction (0.2%)
Ashland Inc.	500	24
Centex Corporation	800	38
Fluor Corporation	500	19
KB Home	300	21
Pulte Homes, Inc.	800	39

Department Stores (0.5%)
Dillard’s, Inc.–Class A	500	8
Federated Department Stores, Inc.	1,100	54
J.C. Penney Company, Inc.	1,700	58
Kohl’s Corporation (a)	2,100	88
May Department Stores Company (The)	1,800	55
Sears, Roebuck and Co.	1,400	56

Drug Stores & Proprietary Stores (0.6%)
CVS Corporation	2,400	93
Medco Health Solutions, Inc. (a)	1,653	59
Walgreen Co.	6,200	214

Educational Services (0.2%)
Apollo Group, Inc.–Class A (a)	1,100	100

Electric Services (1.7%)
AES Corporation (The) (a)	3,700	32
Allegheny Energy, Inc. (a)	800	11
American Electric Power Company, Inc.	2,300	70
Calpine Corporation (a)	2,400	10
CenterPoint Energy, Inc.	1,900	21
Constellation Energy Group, Inc.	1,000	38
Dominion Resources, Inc.	2,000	128
DTE Energy Company	1,000	39
Duke Energy Corporation	5,300	112
Edison International	2,000	47
Entergy Corporation	1,400	76
FirstEnergy Corp.	1,900	74
FPL Group, Inc.	1,100	70
Pinnacle West Capital Corporation	600	23
PPL Corporation	1,100	47
Progress Energy, Inc.	1,500	64
Southern Company (The)	4,300	124

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Protected Principal Stock    2

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Electric Services (continued)
TECO Energy, Inc.	1,100	$14
TXU Corp.	2,000	68

Electric, Gas & Sanitary Services (0.9%)
Ameren Corporation	1,000	44
Cinergy Corp.	1,100	42
CMS Energy Corporation (a)	1,000	8
Consolidated Edison, Inc.	1,400	58
Exelon Corporation	2,000	134
NiSource Inc.	1,600	32
PG&E Corporation (a)	2,500	69
Public Service Enterprise Group Incorporated	1,400	60
Sempra Energy	1,400	44
Xcel Energy Inc.	2,400	40

Electronic & Other Electric Equipment (3.4%)
American Power Conversion Corporation	1,200	22
Cooper Industries, Inc.–Class A	600	33
Eaton Corporation	800	48
Emerson Electric Co.	2,400	145
General Electric Company	59,500	1,781
Maytag Corporation	500	14
Thomas & Betts Corporation (a)	400	10
Whirlpool Corp.	500	33

Electronic Components & Accessories (3.8%)
Advanced Micro Devices, Inc. (a)	2,000	28
Altera Corporation (a)	2,200	44
Analog Devices, Inc.	2,100	89
Applied Micro Circuits Corporation (a)	1,900	8
Broadcom Corporation–Class A (a)	1,700	64
Intel Corporation	38,700	996
Jabil Circuit, Inc. (a)	1,200	32
JDS Uniphase Corporation (a)	8,500	26
Linear Technology Corporation	1,900	68
LSI Logic Corporation (a)	2,200	16
Maxim Integrated Products	1,900	87
Micron Technology, Inc. (a)	3,600	49
Molex Incorporated	1,200	36
National Semiconductor Corporation (a)	1,100	45
NVIDIA Corporation (a)	1,000	21
PMC-Sierra, Inc. (a)	1,000	12
Power-One, Inc. (a)	500	4
QLogic Corporation (a)	600	16
Sanmina Corporation (a)	3,100	31
Solectron Corporation (a)	4,900	24
Texas Instruments Incorporated	10,200	256
Tyco International Ltd.	11,900	327
Xilinx, Inc. (a)	2,100	71

Environmental Services (0.2%)
Allied Waste Industries, Inc. (a)	1,400	18
Waste Management, Inc.	3,400	97

	Shares	Value

Fabricated Metal Products (0.6%)
Crane Co.	400	$12
Fortune Brands, Inc.	800	61
Gillette Company (The)	6,100	250
Parker-Hannifin Corporation	800	44
Stanley Works (The)	500	21

Finance (0.9%)
Standard & Poor’s 500 Depositary Receipt	4,790	532

Food & Kindred Products (2.4%)
Altria Group, Inc.	12,000	665
Archer Daniels Midland Co.	3,800	67
Campbell Soup Company	2,500	69
ConAgra Foods, Inc.	3,200	92
General Mills, Inc.	2,200	107
Heinz (H.J.) Company	2,000	76
Hershey Foods Corporation	700	62
Kellogg Company	2,500	107
McCormick & Company, Incorporated	900	31
Sara Lee Corporation	4,700	108
Wrigley (Wm.) Jr. Company	1,400	86

Food Stores (0.3%)
Albertson’s, Inc.	2,100	49
Kroger Co. (The) (a)	4,400	77
Safeway Inc. (a)	2,700	62
Winn-Dixie Stores, Inc.	900	7

Furniture & Fixtures (0.1%)
Johnson Controls, Inc.	1,000	55
Leggett & Platt, Incorporated	1,200	27

Furniture & Home Furnishings Stores (0.1%)
Bed Bath & Beyond Inc. (a)	1,800	67

Gas Production & Distribution (0.3%)
El Paso Corporation	3,600	25
KeySpan Corporation	1,000	36
Kinder Morgan, Inc.	800	48
Nicor Inc.	300	10
Peoples Energy Corporation	200	8
Williams Companies, Inc. (The)	3,100	32

Health Services (0.6%)
Caremark Rx, Inc. (a)	2,700	91
HCA Inc.	3,000	122
Health Management Associates, Inc.–Class A	1,500	35
Manor Care, Inc.	600	19
Quest Diagnostics Incorporated	700	59
Tenet Healthcare Corporation (a)	2,800	33

Holding & Other Investment Offices (0.4%)
Apartment Investment & Management Co.–Class A	540	15
Equity Office Properties Trust	2,400	60
Equity Residential	1,700	47
Janus Capital Group, Inc.	1,500	23
Plum Creek Timber Company, Inc.	1,100	33
ProLogis	1,050	31
Simon Property Group, Inc.	1,200	58

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Protected Principal Stock    3

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Hotels & Other Lodging Places (0.2%)
Hilton Hotels Corporation	2,200	$38
Marriott International, Inc.–Class A	1,400	66
Starwood Hotels & Resorts Worldwide, Inc.	1,200	48

Industrial Machinery & Equipment (1.6%)
American Standard Companies Inc. (a)	500	53
Applied Materials, Inc. (a)	9,900	180
Baker Hughes Incorporated	1,900	70
Black & Decker Corporation (The)	500	29
Brunswick Corporation	600	25
Caterpillar, Inc.	2,000	155
Cummins Inc.	300	18
Deere & Company	1,500	102
Dover Corporation	1,200	48
Illinois Tool Works Inc.	1,900	164
Ingersoll-Rand Company–Class A	1,000	65
ITT Industries, Inc.	600	48
Novellus Systems, Inc. (a)	1,000	29
Pall Corporation	800	19

Instruments & Related Products (0.9%)
Agilent Technologies, Inc. (a)	2,800	76
Applera Corporation–Applied Biosystems Group	1,300	24
Bausch & Lomb Incorporated	300	19
Danaher Corporation	1,000	93
Eastman Kodak Company	1,600	41
KLA–Tencor Corporation (a)	1,200	50
Millipore Corporation (a)	300	16
PerkinElmer, Inc.	800	15
Raytheon Company	2,500	81
Rockwell International Corporation	1,100	36
Snap-on Incorporated	400	14
Tektronix, Inc.	400	12
Teradyne, Inc. (a)	1,200	24
Thermo Electron Corporation (a)	1,000	29
Waters Corporation (a)	800	35

Insurance (4.7%)
ACE Limited	1,700	75
Aetna Inc.	1,000	83
AFLAC Incorporated	3,100	131
Allstate Corporation (The)	4,100	188
Ambac Financial Group, Inc.	700	48
American International Group, Inc.	15,400	1,103
Anthem, Inc. (a)	900	80
Aon Corporation	1,800	47
Chubb Corporation	1,100	76
CIGNA Corporation	900	58
Cincinnati Financial Corporation	1,050	43
Humana Inc. (a)	1,000	16
Loews Corporation	1,100	64
MBIA, Inc.	900	53
MGIC Investment Corporation	600	44
Principal Financial Group, Inc.	2,000	71
Progressive Corporation (The)	1,300	114

	Shares	Value

Insurance (continued)
SAFECO Corporation	900	$39
St. Paul Companies, Inc. (The)	4,047	165
UnitedHealth Group Incorporated	3,700	227
UnumProvident Corporation	1,700	26
WellPoint Health Networks Inc. (a)	800	89
XL Capital Ltd.–Class A	900	69

Insurance Agents, Brokers & Service (0.7%)
Express Scripts, Inc.–Class A (a)	550	43
Hartford Financial Services Group, Inc. (The)	1,600	98
Marsh & McLennan Companies, Inc.	3,200	144
MetLife, Inc.	4,500	155

Life Insurance (0.6%)
Jefferson-Pilot Corporation	900	45
Lincoln National Corporation	1,100	49
Manulife Financial Corporation	2,134	78
Prudential Financial, Inc.	3,100	136
Torchmark Corporation	700	36

Lumber & Other Building Materials (1.1%)
Home Depot, Inc. (The)	13,400	472
Lowe’s Companies, Inc.	4,600	239

Lumber & Wood Products (0.4%)
Georgia-Pacific Corporation	1,600	56
Louisiana-Pacific Corporation	700	17
Masco Corporation	2,800	78
Weyerhaeuser Company	1,300	77

Management Services (0.1%)
Paychex, Inc.	2,200	82

Manufacturing Industries (0.2%)
Hasbro Inc.	1,000	19
International Game Technology	2,000	75
Mattel, Inc.	2,600	44

Medical Instruments & Supplies (2.0%)
Bard, (C.R.) Inc.	300	32
Baxter International Inc.	3,600	114
Becton, Dickinson and Company	1,600	81
Biomet, Incorporated	1,600	63
Boston Scientific Corporation (a)	4,800	198
Guidant Corporation	1,900	120
Medtronic, Inc.	7,200	363
St. Jude Medical, Inc. (a)	1,000	76
Stryker Corporation	1,200	119
Zimmer Holdings, Inc. (a)	1,300	104

Metal Cans & Shipping Containers (0.0%)
Ball Corporation	400	26

Metal Mining (0.2%)
Freeport-McMoRan Copper & Gold Inc.–Class B	1,000	31
Newmont Mining Corporation	2,600	97

Mining (0.1%)
Vulcan Materials Company	700	32

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Protected Principal Stock     4

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Mortgage Bankers & Brokers (0.2%)
Countrywide Financial Corporation	1,650	$98

Motion Pictures (0.7%)
Time Warner Inc. (a)	26,900	452

Motor Vehicles, Parts & Supplies (0.1%)
Genuine Parts Company	1,000	36

Oil & Gas Extraction (2.0%)
Anadarko Petroleum Corporation	1,500	80
Apache Corporation	1,910	80
BJ Services Company (a)	1,000	45
Burlington Resources Inc.	1,200	81
ConocoPhillips	4,004	285
Devon Energy Corporation	1,100	67
Dynegy Inc. (a)	2,200	9
EOG Resources, Inc.	600	30
Halliburton Company	2,500	75
Kerr-McGee Corporation	500	24
Nabors Industries Ltd. (a)	800	35
Noble Corporation (a)	700	26
Occidental Petroleum Corporation	2,200	104
Rowan Companies, Inc. (a)	600	13
Schlumberger Limited	3,400	199
Transocean Inc. (a)	1,800	50
Unocal Corporation	1,600	58

Paper & Allied Products (1.4%)
3M Company	4,600	398
Avery Dennison Corporation	700	45
Bemis Company, Inc.	600	16
International Paper Company	2,900	117
Kimberly-Clark Corporation	3,000	196
MeadWestvaco Corporation	1,200	31
Pactiv Corporation (a)	1,000	23
Temple-Inland Inc.	400	25

Paper & Paper Products (0.0%)
Boise Cascade Corporation	400	13

Personal Credit Institutions (0.3%)
Capital One Financial Corporation	1,400	92
SLM Corporation	2,600	100

Personal Services (0.3%)
Block (H&R), Inc.	1,100	50
Cendant Corporation	6,200	147

Petroleum Refining (3.9%)
Amerada Hess Corporation	600	43
ChevronTexaco Corporation	6,600	604
Exxon Mobil Corporation	39,100	1,664
Marathon Oil Corporation	1,900	64
Sunoco, Inc.	500	31

Pharmaceuticals (9.7%)
Abbott Laboratories	9,200	405
Allergan, Inc.	700	62

	Shares	Value

Pharmaceuticals (continued)
AmerisourceBergen Corporation	700	$41
Amgen Inc. (a)	7,872	443
Biogen, Inc. (a)	1,600	94
Bristol-Myers Squibb Co.	11,400	286
Cardinal Health, Inc.	2,600	190
Chiron Corporation (a)	1,100	51
Forest Laboratories, Inc. (a)	2,100	135
Genzyme Corporation–General Division (a)	1,400	61
Johnson & Johnson	17,500	946
King Pharmaceuticals, Inc. (a)	1,500	26
Lilly (Eli) and Company	6,700	495
McKesson HBOC, Inc.	1,800	59
Medimmune, Inc. (a)	1,500	36
Merck & Co., Inc.	13,200	620
Pfizer Inc.	45,240	1,618
Schering-Plough Corporation	8,600	144
Watson Pharmaceuticals, Inc. (a)	700	25
Wyeth	7,900	301

Primary Metal Industries (0.5%)
Alcoa Inc.	5,100	157
Allegheny Technologies Incorporated	500	5
Andrew Corporation (a)	700	12
Engelhard Corporation	800	23
Nucor Corporation	500	30
Phelps Dodge Corporation (a)	600	39
United States Steel Corporation	700	20
Worthington Industries, Inc.	600	11

Printing & Publishing (0.8%)
American Greetings Corporation–Class A (a)	400	8
Deluxe Corporation	300	12
Donnelley (R.R.) & Sons Company	700	21
Dow Jones & Company, Inc.	500	23
Gannett Co., Inc.	1,700	147
Knight-Ridder, Inc.	500	39
McGraw-Hill Companies, Inc. (The)	1,200	95
Meredith Corporation	300	15
New York Times Company (The)–Class A	800	37
Tribune Company	1,800	86

Radio & Television Broadcasting (0.1%)
Univision Communications Inc.–Class A (a)	1,600	54

Radio, Television & Computer Stores (0.2%)
Best Buy Co., Inc.	2,000	109
Circuit City Stores, Inc.–Circuit City Group	1,300	15
RadioShack Corporation	1,000	31

Railroads (0.4%)
Burlington Northern Santa Fe Corporation	2,100	69
CSX Corporation	1,300	40
Norfolk Southern Corporation	2,400	57
Union Pacific Corporation	1,600	94

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Protected Principal Stock    5

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Restaurants (0.7%)
Darden Restaurants, Inc.	1,000	$23
McDonald’s Corporation	7,500	204
Starbucks Corporation (a)	2,400	93
Wendy’s International, Inc.	700	27
YUM! Brands, Inc. (a)	1,800	70

Retail Trade (0.3%)
Alberto-Culver Company–Class B	600	28
Office Depot, Inc. (a)	1,800	32
Staples, Inc.	2,900	75
Tiffany & Co.	800	31
Toys “R” Us, Inc. (a)	1,300	20

Rubber & Misc. Plastic Products (0.4%)
Cooper Tire & Rubber Company	500	11
Goodyear Tire & Rubber Company (The) (a)	1,100	10
Newell Financial Trust I	1,700	40
NIKE, Inc.–Class B	1,600	115
Reebok International Ltd.	400	15
Sealed Air Corporation (a)	600	29

Savings Institutions (0.6%)
Charter One Financial, Inc.	1,390	46
Golden West Financial Corporation	800	84
Washington Mutual, Inc.	5,400	213

Security & Commodity Brokers (2.7%)
American Express Company	7,800	382
Bear Stearns Companies Inc. (The)	600	48
E*TRADE Financial Corporation (a)	1,950	22
Federated Investors, Inc.–Class B	550	16
Franklin Resources, Inc.	1,500	82
Goldman Sachs Group, Inc. (The)	2,800	270
Lehman Brothers Holdings Inc.	1,700	125
Merrill Lynch & Co., Inc.	5,500	298
Morgan Stanley	6,600	339
Schwab (Charles) Corporation (The)	8,100	83
T. Rowe Price Group, Inc.	800	41

Telecommunications (3.5%)
ALLTEL Corporation	1,900	96
AT&T Corp.	4,700	81
AT&T Wireless Services, Inc. (a)	16,100	222
BellSouth Corporation	11,000	284
CenturyTel, Inc.	900	26
Citizens Communications Company (a)	1,600	21
Nextel Communications, Inc.–Class A (a)	6,500	155
Qwest Communications International Inc. (a)	10,500	42
SBC Communications Inc.	19,800	493
Sprint Corporation (FON Group)	8,450	151
Verizon Communications, Inc.	16,400	619

	Shares	Value

Tobacco Products (0.1%)
R.J. Reynolds Tobacco Holdings, Inc.	600	$39
UST Inc.	1,000	37

Transportation Equipment (0.2%)
General Dynamics Corporation	1,200	112

Trucking & Warehousing (0.8%)
United Parcel Service, Inc.–Class B	6,900	484

U.S. Government Agencies (1.0%)
Fannie Mae	5,700	392
Freddie Mac	4,100	239

Variety Stores (3.0%)
Big Lots, Inc. (a)	600	8
Costco Wholesale Corporation (a)	2,800	105
Dollar General Corporation	1,900	36
Family Dollar Stores, Inc.	1,000	32
Target Corporation	5,300	230
Wal-Mart Stores, Inc.	25,500	1,454

Water Transportation (0.3%)
Carnival Corporation	3,700	158

Wholesale Trade Durable Goods (0.0%)
Grainger (W.W.), Inc.	600	31

Wholesale Trade Nondurable Goods (0.3%)
SUPERVALU INC.	700	22
SYSCO Corporation	3,900	149

Total Common Stocks (cost: $52,758)		61,726

	Principal	Value
PURCHASED OPTIONS (0.7%)

Put Options (0.7%)
S & P 500 Index
Put Strike $1,025.00,
Expires 06/19/2004	$127	$79
S & P 500 Index
Put Strike $1,050.00,
Expires 05/22/2004	151	46
S & P 500 Index
Put Strike $1,050.00,
Expires 06/19/2004	151	152
S & P 500 Index
Put Strike $1,050.00,
Expires 06/19/2004	127	128

Total Purchased Options (cost: $455)		405

Total Investment Securities (cost: $53,213)		$62,131

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Protected Principal Stock    6

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Contracts (b)	Value

WRITTEN OPTIONS (-0.8%)

Covered Call Options (-0.8%)
S & P 500 Index
Call Strike $1,125.00,
Expires 05/22/2004	101	$(75)
S & P 500 Index
Call Strike $1,125.00,
Expires 05/22/2004	68	(50)
S & P 500 Index
Call Strike $1,125.00,
Expires 06/19/2004	88	(142)
S & P 500 Index
Call Strike $1,125.00,
Expires 06/19/2004	86	(138)
S & P 500 Index
Call Strike $1,150.00,
Expires 05/22/2004	128	(25)
S & P 500 Index
Call Strike $1,150.00,
Expires 06/19/2004	86	(63)

Total Written Options (premium: $1,467)		$(493)

SUMMARY:
Investments, at value	100.0%	$62,131
Written options	(0.8)%	(493)
Other assets in excess of liabilities	0.8%	448

Net assets	100.0%	$62,086

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	Contract amounts are not in thousands.
(c)	Substantially all of the Fund’s common stocks are memo pledged as collateral by the custodian for the listed short index option contracts written by the Fund (see Note 1).

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Protected Principal Stock    7

TA IDEX Protected Principal Stock

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $53,213)	$62,131
Cash	601
Receivables:
Shares of beneficial interest sold	33
Dividends	80
Other	2

62,847

Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	5
Management and advisory fees	68
Due to advisor	75
Distribution fees	47
Transfer agent fees	39
Written options (premium: $1,467)	493
Other	34

761

Net Assets	$62,086

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$59,325
Accumulated net investment income (loss)	(353)
Accumulated net realized gain (loss) from:
Investment securities	(4,993)
Written option contracts	(1,785)
Net unrealized appreciation (depreciation) on:
Investment securities	8,918
Written option contracts	974

Net Assets	$62,086

Net Assets by Class:
Class A	$8,440
Class B	43,918
Class C2	6,743
Class M	2,985
Shares Outstanding:
Class A	817
Class B	4,268
Class C2	655
Class M	290
Net Asset Value Per Share:
Class A	$10.34
Class B	10.30
Class C2	10.30
Class M	10.31
Maximum Offering Price Per Share (a):
Class A	$10.94
Class M	10.41

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C2 shares represents offering price. The redemption price for Classes B and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$2
Dividends	549

551

Expenses:
Management and advisory fees	418
Transfer agent fees	29
Printing and shareholder reports	16
Custody fees	8
Administration fees	11
Legal fees	2
Auditing and accounting fees	7
Trustees fees	2
Registration fees	25
Other	19
Distribution and service fees:
Class A	16
Class B	227
Class C2	35
Class M	14

Total expenses before recovery of waived expenses	829
Recovered expenses	75

Total expenses	904

Net Investment Income (Loss)	(353)

Net Realized Gain (Loss) from:
Investment securities	(553)
Written option contracts	(1,785)

(2,338)

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	3,101
Written option contracts	578

3,679

Net Gain (Loss) on Investment Securities and Written Option Contracts	1,341

Net Increase (Decrease) in Net Assets Resulting from Operations	$988

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Protected Principal Stock    8

TA IDEX Protected Principal Stock

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(353)	$(685)
Net realized gain (loss) from investment securities and written options	(2,338)	(4,420)
Net unrealized appreciation (depreciation) on investment securities and written options	3,679	11,181

	988	6,076

Distributions to Shareholders:
From net investment income:
Class A	–	–
Class B	–	–
Class C2	–	–
Class M	–	–

	–	–

From net realized gains:
Class A	–	(728)
Class B	–	(3,475)
Class C2	–	(519)
Class M	–	(301)

	–	(5,023)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3	171
Class B	1	–
Class C2	2	6
Class M	–	–

	6	177

Dividends and distributions reinvested:
Class A	–	733
Class B	–	3,468
Class C2	–	519
Class M	–	301

	–	5,021

Cost of shares redeemed:
Class A	(1,050)	(2,125)
Class B	(3,462)	(4,642)
Class C2	(402)	(576)
Class M	(640)	(858)

	(5,554)	(8,201)

	(5,548)	(3,003)

Net increase (decrease) in net assets	(4,560)	(1,950)

Net Assets:
Beginning of period	66,646	68,596

End of period	$62,086	$66,646

Accumulated Net Investment Income (Loss)	$(353)	$–

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	–	17
Class B	–	–
Class C2	–	1
Class M	–	–

	–	18

Shares issued–reinvested from distributions:
Class A	–	78
Class B	–	369
Class C2	–	55
Class M	–	32

	–	534

Shares redeemed:
Class A	(102)	(213)
Class B	(336)	(480)
Class C2	(39)	(59)
Class M	(62)	(87)

	(539)	(839)

Net increase (decrease) in shares outstanding:
Class A	(102)	(118)
Class B	(336)	(111)
Class C2	(39)	(3)
Class M	(62)	(55)

	(539)	(287)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Protected Principal Stock    9

TA IDEX Protected Principal Stock

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$10.15	$(0.02)	$0.21	$0.19	$–	$–	$–	$10.34
	10/31/2003	10.01	(0.04)	0.92	0.88	–	(0.74)	(0.74)	10.15
	10/31/2002	10.00	(0.02)	0.03	0.01	–	–	–	10.01
Class B	04/30/2004	10.15	(0.05)	0.20	0.15	–	–	–	10.30
	10/31/2003	10.01	(0.11)	0.99	0.88	–	(0.74)	(0.74)	10.15
	10/31/2002	10.00	(0.04)	0.05	0.01	–	–	–	10.01
Class C2	04/30/2004	10.15	(0.05)	0.20	0.15	–	–	–	10.30
	10/31/2003	10.01	(0.11)	0.99	0.88	–	(0.74)	(0.74)	10.15
	10/31/2002	10.00	(0.04)	0.05	0.01	–	–	–	10.01
Class M	04/30/2004	10.14	(0.04)	0.21	0.17	–	–	–	10.31
	10/31/2003	10.01	(0.10)	0.97	0.87	–	(0.74)	(0.74)	10.14
	10/31/2002	10.00	(0.04)	0.05	0.01	–	–	–	10.01

			Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	1.87%	$8,440	2.01%	2.25%	(0.54)%	–%
	10/31/2003	9.44	9,320	2.25	2.25	(0.46)	3
	10/31/2002	0.10	10,381	2.25	2.62	(0.70)	14
Class B	04/30/2004	1.48	43,918	2.66	2.90	(1.19)	–
	10/31/2003	9.44	46,709	2.90	2.90	(1.11)	3
	10/31/2002	0.10	47,170	2.90	3.28	(1.35)	14
Class C2	04/30/2004	1.48	6,743	2.66	2.90	(1.19)	–
	10/31/2003	9.44	7,041	2.90	2.90	(1.11)	3
	10/31/2002	0.10	6,969	2.90	3.28	(1.35)	14
Class M	04/30/2004	1.68	2,985	2.56	2.80	(1.09)	–
	10/31/2003	9.33	3,576	2.80	2.80	(1.01)	3
	10/31/2002	0.10	4,076	2.80	3.18	(1.25)	14

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any and excludes the recovery of waived expenses. (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	TA IDEX Protected Principal Stock commenced operations on July 1, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Protected Principal Stock    10

TA IDEX Protected Principal Stock

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX Protected Principal Stock (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on July 1, 2002.

On March 1, 2004, the Fund changed its name from IDEX Protected Principal Stock to TA IDEX Protected Principal Stock.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers four classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed to class C2 shares on that date. Currently all share classes are closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under the Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

The Fund values its investment securities at fair value based upon procedures approved by the Board of Trustees on a day when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of investments.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Option contracts: The Fund may enter into options contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the options contracts; the possibility of an illiquid market and inability of the counterparty to meet the contracts terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount is subsequently marked-to-market to reflect the current value of the option written.

The underlying face amounts of open contracts at April 30, 2004, are listed in the Schedule of Investments.

Substantially all the Fund’s common stocks are memo pledged as collateral by the custodian for the listed short index option contracts written by the Fund. The custodian uses the escrow receipt depository of the Options Clearing Corporation (“OCC”) to effect pledging while main -

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Protected Principal Stock    11

TA IDEX Protected Principal Stock

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

taining custody of the stock positions, rather than delivering them to broker-dealers. The OCC guarantees the obligations of the contracts that they clear are fulfilled.

Transactions in written call and put options were as follows:

	Premium	Contracts*
Beginning Balance 10/31/2003	$2,599	638
Sales	6,078	2,037
Closing Buys	(6,778)	(1,942)
Expirations	(432)	(176)
Exercised	–	–

Balance at 04/30/2004	$1,467	557

*	Contracts not in thousands.

TA IDEX Protected Principal Stock Guarantee: The Fund’s investment adviser, AEGON/Transamerica Fund Advisers, Inc. (“ATFA”), guarantees shareholders a Guaranteed Amount five years after the end of the Offering Period. The Guaranteed Amount will be no less than the value of that shareholder’s account on the Investment Date, less extraordinary charges, provided that shareholders have reinvested all dividends and distributions in additional shares and have redeemed no shares (“Guarantee”). Please see the Prospectus and the Statement of Additional Information for further information on the Guarantee.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATIS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

1.30% of the first $100 million of ANA

1.25% of ANA over $100 million

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.90% Expense Limit

If total Fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$9	10/31/2006
Fiscal Year 2002	85	10/31/2005

	Expenses Recovered by Adviser	Increase in Total Expenses to Average Net Assets
Recovered in 2004	75	0.24%

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$–
Retained by Underwriter	–
Contingent Deferred Sales Charges	129

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal Fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $11 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $29 for the period ended April 30, 2004.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Protected Principal Stock    12

TA IDEX Protected Principal Stock

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2004, the value of invested plan amounts was $2. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$253
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	9,197
U.S. Government	116
NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$4,710	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$53,211

Unrealized Appreciation	$10,428
Unrealized (Depreciation)	(1,508)

Net Unrealized Appreciation (Depreciation)	$8,920

NOTE 5.	SUBSEQUENT EVENTS

On June 15, 2004, Class C2 shares converted to Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Protected Principal Stock    13

TA IDEX Salomon All Cap

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands) (unaudited)

	Shares	Value
PREFERRED STOCKS (1.0%)

Motion Pictures (1.0%)
News Corporation Limited (The)–ADR	209,000	$7,054

Total Preferred Stocks (cost: $5,838)		7,054

COMMON STOCKS (92.2%)

Aerospace (0.8%)
Boeing Company (The)	127,300	5,434

Amusement & Recreation Services (1.1%)
Disney (Walt) Company (The)	316,400	7,287

Apparel & Accessory Stores (0.4%)
Gap, Inc. (The) (b)	119,400	2,628

Apparel Products (0.3%)
Tommy Hilfiger Corporation (a)	121,800	1,900

Automotive (1.3%)
Delphi Corporation	376,300	3,838
Honeywell International Inc.	140,000	4,841

Business Services (0.4%)
Catalina Marketing Corporation (a)(b)	98,900	1,640
NDCHealth Corporation	57,600	1,317

Chemicals & Allied Products (3.0%)
Cabot Corporation	275,000	9,295
Crompton Corporation	477,100	2,968
Dow Chemical Company (The)	200,100	7,942

Commercial Banks (4.6%)
Bank of New York Company, Inc. (The)	154,700	4,508
Bank One Corporation	100,000	4,937
Mitsubishi Tokyo Financial Group, Inc.	946	8,420
Morgan Chase & Co. (J.P.) (b)	193,100	7,261
State Street Corporation	126,100	6,154

Communication (3.8%)
Comcast Corporation–Special Class A (a)	324,900	9,418
Liberty Media Corporation–Class A (a)	910,700	9,963
Viacom, Inc.–Class B	173,200	6,694

Communications Equipment (6.1%)
Lucent Technologies Inc. (a)(b)	2,115,300	7,129
Motorola, Inc.	811,600	14,812
Nokia Corporation–ADR (b)	525,000	7,355
Telefonaktiebolaget LM Ericsson–ADR (a)(b)	464,660	12,392

Computer & Data Processing Services (5.4%)
Actuate Corporation (a)	47,600	156
Micromuse Inc. (a)	700,000	4,697
Microsoft Corporation	339,700	8,822
RealNetworks, Inc. (a)	710,000	4,083
Sabre Holdings Corporation	240,300	5,669
SunGard Data Systems Inc. (a)	243,200	6,340
Unisys Corporation (a)	555,600	7,239

Computer & Office Equipment (0.5%)
3Com Corporation (a)	597,300	3,679

	Shares	Value
Construction (0.3%)
Fluor Corporation (b)	50,100	$1,912

Electronic & Other Electric Equipment (0.3%)
Sony Corporation (b)	50,000	1,935

Electronic Components & Accessories (4.7%)
Intel Corporation	317,700	8,174
Lattice Semiconductor Corporation (a)	213,000	1,517
Solectron Corporation (a)	1,900,500	9,312
Taiwan Semiconductor Manufacturing Company Ltd.–ADR (a)	881,300	8,399
Texas Instruments Incorporated	194,200	4,874

Environmental Services (1.1%)
Waste Management, Inc.	275,400	7,821

Fabricated Metal Products (0.5%)
Shaw Group Inc. (The) (a)(b)	284,300	3,412

Food Stores (1.1%)
Safeway Inc. (a)(b)	321,200	7,372

Gas Production & Distribution (0.8%)
Williams Companies, Inc. (The)	526,500	5,423

Health Services (0.4%)
Enzo Biochemical, Inc. (a)(b)	168,800	2,456

Industrial Machinery & Equipment (1.7%)
Caterpillar, Inc.	87,000	6,763
Deere & Company	75,000	5,103

Instruments & Related Products (3.0%)
Agilent Technologies, Inc. (a)	362,300	9,785
Raytheon Company	330,400	10,659

Insurance (8.4%)
Ambac Financial Group, Inc.	112,900	7,790
American International Group, Inc.	138,100	9,895
Assured Guaranty Ltd. (a)(b)	97,000	1,717
Chubb Corporation	115,780	7,989
CNA Surety Corporation (a)	294,600	3,208
MBIA, Inc.	125,000	7,361
MGIC Investment Corporation	122,000	8,982
PMI Group, Inc. (The) (b)	41,100	1,769
Radian Group, Inc.	200,400	9,320

Insurance Agents, Brokers & Service (1.9%)
Hartford Financial Services Group, Inc. (The)	100,000	6,108
Marsh & McLennan Companies, Inc.	150,000	6,765

Life Insurance (0.3%)
Scottish Annuity & Life Holdings, Ltd. (b)	99,000	2,166

Lumber & Other Building Materials (0.9%)
Home Depot, Inc. (The)	182,100	6,408

Lumber & Wood Products (2.6%)
Georgia-Pacific Corporation	269,200	9,448
Weyerhaeuser Company	141,800	8,395

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Salomon All Cap     1

TA IDEX Salomon All Cap

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
Manufacturing Industries (1.1%)
Hasbro Inc.	384,700	$7,267

Metal Mining (1.3%)
Newmont Mining Corporation	235,700	8,815

Motion Pictures (3.0%)
Metro-Goldwyn-Mayer Inc. (a)(b)	240,292	5,051
News Corporation Limited (The)–ADR (b)	149,900	5,480
Time Warner Inc. (a)	600,000	10,092

Oil & Gas Extraction (3.3%)
Anadarko Petroleum Corporation	126,500	6,778
GlobalSantaFe Corporation	175,000	4,615
Halliburton Company (b)	225,000	6,705
Schlumberger Limited	75,000	4,390

Paper & Allied Products (1.0%)
Smurfit-Stone Container Corporation (a)	379,300	6,520

Petroleum Refining (2.1%)
ChevronTexaco Corporation	95,400	8,729
Murphy Oil Corporation	80,500	5,514

Pharmaceuticals (11.6%)
Abbott Laboratories	223,200	9,825
Aphton Corporation (a)(b)	500,200	2,451
Genelabs Technologies, Inc. (a)	274,500	755
Glaxo Wellcome PLC–ADR	197,400	8,291
Johnson & Johnson	201,000	10,860
McKesson HBOC, Inc.	246,000	8,084
Merck & Co., Inc.	242,100	11,379
Novartis AG –ADR	125,000	5,600
Pfizer Inc.	347,800	12,437
Wyeth	212,000	8,071
XOMA Ltd. (a)	405,900	1,741

Primary Metal Industries (4.1%)
Alcoa Inc.	302,300	9,296
Allegheny Technologies Incorporated	371,400	3,796
Brush Engineered Materials Inc. (a)	90,600	1,466
Engelhard Corporation	179,900	5,224
Nucor Corporation (b)	100,000	5,940
RTI International Metals, Inc. (a)	128,800	1,887

Printing & Publishing (0.3%)
MarketWatch.com, Inc. (a)(b)	200,000	2,100

Savings Institutions (0.1%)
Washington Mutual, Inc.	15,300	603

Security & Commodity Brokers (3.2%)
American Express Company	175,000	8,566
Merrill Lynch & Co., Inc.	144,000	7,809
Morgan Stanley	100,000	5,139

	Shares	Value
Telecommunications (3.4%)
Nippon Telegraph and Telephone Corporation–ADR	313,900	$8,152
SBC Communications Inc.	250,000	6,225
Vodafone Group PLC–ADR (b)	351,800	8,633

Transportation Equipment (0.2%)
Fleetwood Enterprises, Inc. (a)(b)	103,700	1,504

Variety Stores (1.0%)
Costco Wholesale Corporation (a)	175,000	6,554

Wholesale Trade Durable Goods (0.8%)
IKON Office Solutions, Inc.	468,300	5,212

Total Common Stocks (cost: $577,859)		628,612

	Principal	Value
SECURITY LENDING COLLATERAL (10.5%)

Debt (5.7%)

Bank Notes (1.0%)
Canadian Imperial Bank of Commerce 1.10%, due 11/04/2004	$3,538	$3,538
Fleet National Bank 1.00%, due 07/21/2004	3,538	3,538

Euro Dollar Overnight (0.5%)
Credit Agricole Indosuez 1.00%, due 05/07/2004	2,123	2,123
Royal Bank of Scotland Group PLC (The) 1.00%, due 05/07/2004	1,274	1,274

Euro Dollar Terms (1.4%)
Bank of Montreal 1.02%, due 05/21/2004	413	413
BNP Paribas SA 1.01%, due 05/18/2004	2,123	2,123
1.08%, due 07/29/2004	2,123	2,123
Den Danske Bank 1.02%, due 05/20/2004	1,415	1,415
Royal Bank of Scotland Group PLC (The) 1.05%, due 07/15/2004	1,415	1,415
Wells Fargo & Company 1.02%, due 05/14/2004	2,123	2,123

Promissory Notes (0.7%)
Goldman Sachs Group, Inc. (The) 1.13%, due 07/29/2004	4,953	4,953

Repurchase Agreements (2.1%) (c)
Merrill Lynch & Co., Inc. 1.04%, Repurchase Agreement dated 04/30/2004 to be repurchased at $14,150 on 05/03/2004	14,150	14,150

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Salomon All Cap    2

TA IDEX Salomon All Cap

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands) (unaudited)

	Shares	Value
Investment Companies (4.8%)

Money Market Funds (4.8%)
American AAdvantage Select Fund 1-day yield of 0.98%,	4,245,418	$4,245
Barclays Institutional Money Market Fund 1-day yield of 1.02%,	9,905,976	9,906
Merrill Lynch Premier Institutional Fund 1-day yield of 0.97%,	3,834,370	3,834
Merrimac Cash Series Fund– Premium Class 1-day yield of 0.99%,	14,151,395	14,151

Total Security Lending Collateral (cost: $71,324)		71,324

Total Investment Securities (cost: $655,021)		$706,990

SUMMARY:
Investments, at value	103.7%	$706,990
Liabilities in excess of other assets	(3.7)%	(25,539)

Net assets	100.0%	$681,451

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At April 30, 2004, all or a portion of this security is on loan (see Note 1). The value at April 30, 2004, of all securities on loan is $67,191.
(c)	Cash collateral for the Repurchase Agreements, valued at $14,434, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%–9.75% and maturity dates ranging from 08/15/2004–11/15/2096, including some issues having a perpetual maturity.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Salomon All Cap    3

TA IDEX Salomon All Cap

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $655,021 including securities loaned of $67,191)	$706,990
Cash	47,741
Receivables:
Shares of beneficial interest sold	310
Interest	11
Dividends	731
Dividend reclaims receivable	5
Other	67

755,855

Liabilities:
Investment securities purchased	1,604
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	294
Management and advisory fees	445
Distribution fees	331
Transfer agent fees	292
Payable for collateral for securities on loan	71,324
Other	114

74,404

Net Assets	$681,451

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$692,136
Accumulated net investment income (loss)	(1,497)
Accumulated net realized gain (loss) from:
Investment securities	(61,148)
Foreign currency transactions	(4)
Net unrealized appreciation (depreciation) on:
Investment securities	51,966
Translation of assets and liabilities denominated in foreign currencies	(2)

Net Assets	$681,451

Net Assets by Class:
Class A	$442,342
Class B	164,577
Class C	7,127
Class C2	30,581
Class M	36,824
Shares Outstanding:
Class A	29,982
Class B	11,536
Class C	500
Class C2	2,144
Class M	2,568
Net Asset Value Per Share:
Class A	$14.75
Class B	14.27
Class C	14.27
Class C2	14.27
Class M	14.34
Maximum Offering Price Per Share (a):
Class A	$15.61
Class M	14.48

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$125
Dividends	3,402
Income from loaned securities–net	70
Less withholding taxes on foreign dividends	(57)

3,540

Expenses:
Management and advisory fees	2,414
Transfer agent fees	458
Printing and shareholder reports	175
Custody fees	21
Administration fees	39
Legal fees	8
Auditing and accounting fees	5
Trustees fees	10
Registration fees	32
Other	13
Distribution and service fees:
Class A	653
Class B	836
Class C	27
Class C2	166
Class M	174

Total expenses	5,031

Net Investment Income (Loss)	(1,491)

Net Realized Gain (Loss) from:
Investment securities	13,921
Foreign currency transactions	(4)

13,917

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	15,162
Translation of assets and liabilities denominated in foreign currencies	(2)

15,160

Net Gain (Loss) on Investment Securities and Foreign Currency Transactions	29,077

Net Increase (Decrease) in Net Assets Resulting from Operations	$27,586

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Salomon All Cap    4

TA IDEX Salomon All Cap

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(1,491)	$(2,444)
Net realized gain (loss) from investment securities and foreign currency transactions	13,917	(14,296)
Net unrealized appreciation (depreciation) on investment securities and foreign currency translation	15,160	111,856

	27,586	95,116

Distributions to Shareholders:
From net investment income:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

From net realized gains:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	166,820	202,927
Class B	14,506	26,289
Class C	5,098	2,385
Class C2	1,870	4,158
Class M	1,875	2,540

	190,169	238,299

Dividends and distributions reinvested:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Cost of shares redeemed:
Class A	(11,329)	(23,992)
Class B	(16,677)	(38,674)
Class C	(615)	(122)
Class C2	(6,761)	(15,143)
Class M	(4,764)	(12,598)

	(40,146)	(90,529)

	150,023	147,770

Net increase (decrease) in net assets	177,609	242,886

Net Assets:
Beginning of period	503,842	260,956

End of period	$681,451	$503,842

Accumulated Net Investment Income (Loss)	$(1,497)	$(6)

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	11,250	16,039
Class B	1,008	2,195
Class C	354	198
Class C2	130	367
Class M	129	212

	12,871	19,011

Shares issued–reinvested from distributions:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Shares redeemed:
Class A	(762)	(2,110)
Class B	(1,158)	(3,473)
Class C	(42)	(10)
Class C2	(467)	(1,383)
Class M	(328)	(1,147)

	(2,757)	(8,123)

Net increase (decrease) in shares outstanding:
Class A	10,488	13,929
Class B	(150)	(1,278)
Class C	312	188
Class C2	(337)	(1,016)
Class M	(199)	(935)

	10,114	10,888

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Salomon All Cap    5

TA IDEX Salomon All Cap

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$13.95	$(0.02)	$0.82	$0.80	$–	$–	$–	$14.75
	10/31/2003	10.34	(0.04)	3.65	3.61	–	–	–	13.95
	10/31/2002	13.63	–	(3.15)	(3.15)	–	(0.14)	(0.14)	10.34
	10/31/2001	15.51	0.12	(1.58)	(1.46)	–	(0.42)	(0.42)	13.63
	10/31/2000	11.70	0.08	3.92	4.00	–	(0.19)	(0.19)	15.51
	10/31/1999	10.00	0.02	1.68	1.70	–	–	–	11.70
Class B	04/30/2004	13.53	(0.06)	0.80	0.74	–	–	–	14.27
	10/31/2003	10.08	(0.12)	3.57	3.45	–	–	–	13.53
	10/31/2002	13.41	(0.10)	(3.09)	(3.19)	–	(0.14)	(0.14)	10.08
	10/31/2001	15.36	0.02	(1.55)	(1.53)	–	(0.42)	(0.42)	13.41
	10/31/2000	11.66	(0.03)	3.92	3.89	–	(0.19)	(0.19)	15.36
	10/31/1999	10.00	(0.02)	1.68	1.66	–	–	–	11.66
Class C	04/30/2004	13.53	(0.07)	0.81	0.74	–	–	–	14.27
	10/31/2003	10.26	(0.12)	3.39	3.27	–	–	–	13.53
Class C2	04/30/2004	13.53	(0.06)	0.80	0.74	–	–	–	14.27
	10/31/2003	10.08	(0.12)	3.57	3.45	–	–	–	13.53
	10/31/2002	13.42	(0.10)	(3.10)	(3.20)	–	(0.14)	(0.14)	10.08
	10/31/2001	15.36	0.02	(1.54)	(1.52)	–	(0.42)	(0.42)	13.42
	10/31/2000	11.66	(0.03)	3.92	3.89	–	(0.19)	(0.19)	15.36
Class M	04/30/2004	13.60	(0.06)	0.80	0.74	–	–	–	14.34
	10/31/2003	10.12	(0.10)	3.58	3.48	–	–	–	13.60
	10/31/2002	13.44	(0.08)	(3.10)	(3.18)	–	(0.14)	(0.14)	10.12
	10/31/2001	15.38	0.04	(1.56)	(1.52)	–	(0.42)	(0.42)	13.44
	10/31/2000	11.67	(0.02)	3.92	3.90	–	(0.19)	(0.19)	15.38
	10/31/1999	10.00	(0.01)	1.68	1.67	–	–	–	11.67

			Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	5.73%	$442,342	1.38%	1.38%	(0.23)%	12%
	10/31/2003	34.91	271,958	1.55	1.64	(0.36)	30
	10/31/2002	(23.44)	57,528	1.55	1.65	(0.03)	162
	10/31/2001	(9.49)	77,791	1.58	1.68	0.75	82
	10/31/2000	34.50	25,575	1.55	2.41	0.45	91
	10/31/1999	17.03	1,880	1.55	8.85	0.35	83
Class B	04/30/2004	5.47	164,577	2.03	2.03	(0.88)	12
	10/31/2003	34.23	158,147	2.20	2.29	(1.01)	30
	10/31/2002	(24.11)	130,709	2.20	2.30	(0.68)	162
	10/31/2001	(10.09)	167,214	2.23	2.33	0.10	82
	10/31/2000	33.72	38,203	2.20	3.06	(0.20)	91
	10/31/1999	16.60	1,571	2.20	9.50	(0.30)	83
Class C	04/30/2004	5.47	7,127	2.03	2.03	(0.88)	12
	10/31/2003	31.87	2,547	2.20	2.29	(1.01)	30
Class C2	04/30/2004	5.47	30,581	2.03	2.03	(0.88)	12
	10/31/2003	34.23	33,572	2.20	2.29	(1.01)	30
	10/31/2002	(24.11)	35,248	2.20	2.30	(0.68)	162
	10/31/2001	(10.09)	46,369	2.23	2.33	0.10	82
	10/31/2000	33.72	10,675	2.20	3.06	(0.20)	91
Class M	04/30/2004	5.44	36,824	1.93	1.93	(0.78)	12
	10/31/2003	34.39	37,618	2.10	2.19	(0.91)	30
	10/31/2002	(24.00)	37,471	2.10	2.20	(0.58)	162
	10/31/2001	(10.00)	52,684	2.13	2.23	0.20	82
	10/31/2000	33.84	10,785	2.10	2.96	(0.10)	91
	10/31/1999	16.67	728	2.10	9.40	(0.20)	83

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Salomon All Cap    6

TA IDEX Salomon All Cap

FINANCIAL HIGHLIGHTS (continued)

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003, and 4/30/2004.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	TA IDEX Salomon All Cap (“the Fund”) commenced operations on March 1, 1999. The inception date for the Fund’s offering of share classes are as follows:

Class C – November 11, 2002

Class C2 – November 1, 1999

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Salomon All Cap    7

TA IDEX Salomon All Cap

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX Salomon All Cap (“the Fund”), part of Transamerica IDEX Mutual Funds , began operations on March 1, 1999.

On March 1, 2004, the Fund changed its name from IDEX Salomon All Cap to TA IDEX Salomon All Cap.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of Shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” If market quotations are not readily available, and the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Salomon All Cap    8

TA IDEX Salomon All Cap

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party. Directed commissions during the period ended April 30, 2004, of $174 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $30 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at April 30, 2004, are listed in the Schedule of Investments.

Account Maintenance Fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder’s account.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Salomon All Cap    9

TA IDEX Salomon All Cap

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

No fee will be charged under the following conditions:

•	accounts opened within the preceding 24 months

•	accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•	accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•	UTMA/UGMA accounts

•	Fiduciary accounts

•	B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the period ended April 30, 2004, this fee totaled $7. These fees are included in Paid in Capital in the Statement of Assets & Liabilities.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATSF”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATSF is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation - Conservative Portfolio	$15,547	2%
TA IDEX Asset Allocation - Growth Portfolio	114,208	17%
TA IDEX Asset Allocation - Moderate Growth Portfolio	175,676	26%
TA IDEX Asset Allocation - Moderate Portfolio	64,634	9%

Total	$370,065	54%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

0.80% of the first $500 million of ANA

0.70% of ANA over $500 million

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.20% Expense Limit

If total fund expenses fall below the average expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at April 30, 2004.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$184
Retained by Underwriter	25
Contingent Deferred Sales Charges	217

Administrative services: The Fund has entered into an agreement with ATSF for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $39 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $458 for the period ended April 30, 2004.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Salomon All Cap    10

TA IDEX Salomon All Cap

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-advisor for the period ended April 30, 2004, were $13.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2004, the value of invested plan amounts was $15. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$259,181
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	62,537
U.S. Government	–
NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$60,548	October 31, 2010
14,057	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$655,351

Unrealized Appreciation	$65,541
Unrealized (Depreciation)	(13,902)

Net Unrealized Appreciation (Depreciation)	$51,639

NOTE 5.	SUBSEQUENT EVENTS

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Salomon All Cap    11

TA IDEX Salomon Investors Value

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

PREFERRED STOCKS (1.5%)

Motion Pictures (1.5%)
News Corporation Limited (The)–ADR	187,600	$6,332

Total Preferred Stocks (cost: $4,906)		6,332

COMMON STOCKS (96.0%)

Aerospace (3.6%)
Boeing Company (The)	116,600	4,978
Lockheed Martin Corporation	117,500	5,605
United Technologies Corporation	54,700	4,718

Automotive (1.6%)
Honeywell International Inc.	199,700	6,907

Chemicals & Allied Products (0.7%)
Dow Chemical Company (The)	78,100	3,100

Commercial Banks (9.4%)
Bank of America Corporation	140,200	11,284
Bank of New York Company, Inc. (The)	174,100	5,073
MBNA Corporation	202,600	4,939
Morgan Chase & Co. (J.P.) (b)	125,100	4,704
U.S. Bancorp	193,500	4,961
Wachovia Corporation (b)	98,700	4,516
Wells Fargo & Company	79,200	4,472

Communication (3.6%)
Comcast Corporation–Class A (a)	103,700	3,121
Comcast Corporation–Special Class A (a)(b)	112,700	3,267
Liberty Media Corporation–Class A (a)	551,200	6,030
Viacom, Inc.–Class B	74,500	2,879

Communications Equipment (3.3%)
Comverse Technology, Inc. (a)	151,500	2,479
Lucent Technologies Inc. (a)(b)	621,700	2,095
Nokia Corporation–ADR (b)	296,900	4,160
Nortel Networks Corporation (a)	1,352,800	5,059

Computer & Data Processing Services (2.2%)
Microsoft Corporation	286,400	7,438
Novell, Inc. (a)	204,100	1,968

Computer & Office Equipment (3.8%)
3Com Corporation (a)	238,700	1,470
Hewlett-Packard Company	356,700	7,028
International Business Machines Corporation	40,000	3,527
Sun Microsystems, Inc. (a)	1,038,500	4,050

Department Stores (0.5%)
Federated Department Stores, Inc.	43,300	2,122

Electric Services (2.2%)
FirstEnergy Corp.	138,100	5,400
Progress Energy, Inc. (b)	93,900	4,016

Electric, Gas & Sanitary Services (2.3%)
Ameren Corporation	69,000	3,017
NiSource Inc.	250,900	5,058
PG&E Corporation (a)	56,200	1,547

Electronic Components & Accessories (1.5%)
Celestica Inc. (U.S.) (a)(b)	176,600	3,105
Solectron Corporation (a)	651,600	3,193

	Shares	Value

Environmental Services (0.8%)
Waste Management, Inc.	122,600	$3,482

Food & Kindred Products (3.7%)
Altria Group, Inc.	193,200	10,699
Kraft Foods, Inc.–Class A	154,000	5,068

Food Stores (3.0%)
Kroger Co. (The) (a)	404,300	7,076
Safeway Inc. (a)(b)	254,200	5,834

Gas Production & Distribution (0.8%)
El Paso Corporation (b)	498,500	3,494

Health Services (1.3%)
HCA Inc.	137,200	5,574

Holding & Other Investment Offices (1.8%)
Equity Office Properties Trust	180,200	4,536
Equity Residential	107,700	2,957

Insurance (5.1%)
American International Group, Inc.	118,500	8,491
Loews Corporation	103,400	5,998
St. Paul Companies, Inc. (The)	90,200	3,668
XL Capital Ltd.–Class A (b)	42,800	3,268

Insurance Agents, Brokers & Service (0.8%)
Hartford Financial Services Group, Inc. (The)	57,700	3,524

Lumber & Other Building Materials (1.0%)
Home Depot, Inc. (The)	122,000	4,293

Motion Pictures (1.3%)
Time Warner Inc. (a)	337,600	5,678

Oil & Gas Extraction (5.0%)
ENSCO International Incorporated (b)	191,100	5,230
GlobalSantaFe Corporation	110,600	2,917
Nabors Industries Ltd. (a)(b)	101,200	4,489
Total Fina Elf SA–ADR	91,400	8,420

Paper & Allied Products (4.1%)
Avery Dennison Corporation	72,600	4,663
International Paper Company (b)	138,300	5,576
Kimberly-Clark Corporation	112,200	7,343

Personal Credit Institutions (0.7%)
Capital One Financial Corporation	45,800	3,001

Petroleum Refining (5.0%)
BP PLC–ADR	143,800	7,607
ChevronTexaco Corporation	88,500	8,098
Royal Dutch Petroleum Company–NY Registered Shares (b)	112,700	5,484

Pharmaceuticals (8.5%)
Glaxo Wellcome PLC–ADR (b)	131,400	5,519
Johnson & Johnson	96,100	5,192
Merck & Co., Inc.	122,700	5,767
Pfizer Inc.	320,300	11,453
Schering-Plough Corporation	249,400	4,172
Wyeth	98,800	3,761

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Salomon Investors Value    1

TA IDEX Salomon Investors Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Primary Metal Industries (1.5%)
Alcoa Inc.	202,600	$6,230

Restaurants (1.7%)
McDonald’s Corporation	258,400	7,037

Rubber & Misc. Plastic Products (0.9%)
Newell Financial Trust I (b)	157,800	3,730

Savings Institutions (0.9%)
Washington Mutual, Inc.	96,500	3,801

Security & Commodity Brokers (5.7%)
American Express Company	107,500	5,262
Goldman Sachs Group, Inc. (The)	50,400	4,864
Merrill Lynch & Co., Inc.	110,400	5,987
Morgan Stanley	85,900	4,414
Waddell & Reed Financial, Inc.–Class A	162,900	3,621

Telecommunications (5.6%)
AT&T Corp. (b)	195,000	3,344
AT&T Wireless Services, Inc. (a)(b)	479,900	6,627
SBC Communications Inc.	254,900	6,347
Verizon Communications, Inc.	199,300	7,522

Variety Stores (2.1%)
Costco Wholesale Corporation (a)	75,600	2,831
Target Corporation	137,300	5,955

Total Common Stocks (cost: $382,047)		407,190

	Principal	Value
SECURITY LENDING COLLATERAL (9.6%)

Debt (5.3%)

Bank Notes (0.9%)
Canadian Imperial Bank of Commerce 1.10%, due 11/04/2004	$2,015	$2,015
Fleet National Bank 1.00%, due 07/21/2004	2,015	2,015

Euro Dollar Overnight (0.5%)
Credit Agricole Indosuez 1.00%, due 05/07/2004	1,209	1,209
Royal Bank of Scotland Group PLC (The) 1.00%, due 05/07/2004	725	725

	Principal	Value
Euro Dollar Terms (1.3%)
Bank of Montreal
1.02%, due 05/21/2004	$ 235	$235
BNP Paribas SA
1.01%, due 05/18/2004	1,209	1,209
1.08%, due 07/29/2004	1,209	1,209
Den Danske Bank
1.02%, due 05/20/2004	806	806
Royal Bank of Scotland Group PLC (The) 1.05%, due 07/15/2004	806	806
Wells Fargo & Company 1.02%, due 05/14/2004	1,209	1,209

Promissory Notes (0.7%)
Goldman Sachs Group, Inc. (The) 1.13%, due 07/29/2004	2,821	2,821

Repurchase Agreements (1.9%)(c)
Merrill Lynch & Co., Inc. 1.04%, Repurchase Agreement dated 04/30/2004 to be repurchased at $8,062 on 05/03/2004	8,062	8,062

	Shares	Value
Investment Companies (4.3%)

Money Market Funds (4.3%)
American AAdvantage Select Fund 1 day yield of 0.98%	2,418,063	2,418
Barclays Institutional Money Market Fund 1 day yield of 1.02%	5,642,147	5,642
Merrill Lynch Premier Institutional Fund 1 day yield of 0.97%	2,183,942	2,184
Merrimac Cash Series Fund– Premium Class 1 day yield of 0.99%	8,060,209	8,060

Total Security Lending Collateral (cost: $40,625)		40,625

Total Investment Securities (cost: $427,578)		$454,147

SUMMARY:
Investments, at value	107.1%	$454,147
Liabilities in excess of other assets	(7.1)%	(29,928)

Net assets	100.0%	$424,219

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At April 30, 2004, all or a portion of this security is on loan (see Note 1). The value at April 30, 2004, of all securities on loan is $38,734.
(c)	Cash collateral for the Repurchase Agreements, valued at $8,221, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%–9.75% and maturity dates ranging from 08/15/2004–11/15/2096, including some issues having a perpetual maturity.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Salomon Investors Value    2

TA IDEX Salomon Investors Value

STATEMENT OF ASSETS AND LIABILITIES

Period ended April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $427,578) (including $38,734 of securities loaned)	$454,147
Cash	13,431
Receivables:
Shares of beneficial interest sold	3
Interest	6
Dividends	646
Dividend reclaims receivable	18
Other	27

468,278

Liabilities:
Investment securities purchased	2,854
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	60
Management and advisory fees	278
Distribution fees	137
Transfer agent fees	49
Payable for collateral for securities on loan	40,625
Other	56

44,059

Net Assets	$424,219

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$390,423
Undistributed net investment income (loss)	628
Undistributed net realized gain (loss) from investment securities	6,600
Net unrealized appreciation (depreciation) on: Investment securities	26,568

Net Assets	$424,219

Net Assets by Class:
Class A	$396,445
Class B	21,364
Class C	1,551
Class C2	2,712
Class M	2,147
Shares Outstanding:
Class A	29,775
Class B	1,680
Class C	122
Class C2	213
Class M	168
Net Asset Value Per Share:
Class A	$13.31
Class B	12.71
Class C	12.71
Class C2	12.71
Class M	12.80
Maximum Offering Price Per Share (a):
Class A	$14.08
Class M	12.92

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, and C2 shares represents offering price. The redemption price for Classes B, C, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$30
Dividends	3,438
Income from loaned securities–net	13
Less withholding taxes on foreign dividends	(53)

3,428

Expenses:
Management and advisory fees	1,366
Transfer agent fees	70
Printing and shareholder reports	31
Custody fees	14
Administration fees	25
Legal fees	4
Auditing and accounting fees	5
Trustees fees	5
Registration fees	21
Other	7
Distribution and service fees:
Class A	549
Class B	107
Class C	6
Class C2	14
Class M	10

Total expenses	2,234

Net Investment Income (Loss)	1,194

Net Realized and Unrealized Gain (Loss):
Net Realized gain (loss) from investment securities	8,666
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	5,262

Net Gain (Loss) on Investment Securities	13,928

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,122

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Salomon Investors Value    3

TA IDEX Salomon Investors Value

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$1,194	$794
Net realized gain (loss) from investment securities	8,666	(1,894)
Net unrealized appreciation (depreciation) on investment securities and deferred compensation	5,262	33,192

	15,122	32,092

Distributions to Shareholders:
From net investment income:
Class A	(1,159)	(100)
Class B	(91)	(30)
Class C	(5)	–
Class C2	(12)	(4)
Class M	(10)	(4)

	(1,277)	(138)

From net realized gains:
Class A	–	(420)
Class B	–	(127)
Class C	–	–
Class C2	–	(17)
Class M	–	(16)

	–	(580)

Capital Share Transactions:
Proceeds from shares sold:
Class A	152,726	165,506
Class B	2,379	4,507
Class C	944	733
Class C2	231	779
Class M	219	218

	156,499	171,743

Dividends and distributions reinvested:
Class A	1,157	517
Class B	86	148
Class C	4	–
Class C2	11	20
Class M	10	19

	1,268	704

Cost of shares redeemed:
Class A	(3,493)	(6,083)
Class B	(2,415)	(5,016)
Class C	(236)	(8)
Class C2	(471)	(852)
Class M	(407)	(752)

	(7,022)	(12,711)

	150,745	159,736

Net increase (decrease) in net assets	164,590	191,110

Net Assets:
Beginning of period	259,629	68,519

End of period	$424,219	$259,629

Undistributed Net Investment Income (Loss)	$628	$711

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	11,258	14,587
Class B	184	422
Class C	74	67
Class C2	18	75
Class M	17	20

	11,551	15,171

Shares issued–reinvested from distributions:
Class A	90	50
Class B	7	15
Class C	–	–
Class C2	1	2
Class M	1	2

	99	69

Shares redeemed:
Class A	(258)	(550)
Class B	(188)	(485)
Class C	(18)	(1)
Class C2	(37)	(78)
Class M	(31)	(72)

	(532)	(1,186)

Net increase (decrease) in shares outstanding:
Class A	11,090	14,087
Class B	3	(48)
Class C	56	66
Class C2	(18)	(1)
Class M	(13)	(50)

	11,118	14,054

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Salomon Investors Value    4

TA IDEX Salomon Investors Value

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$12.51	$0.05	$0.80	$0.85	$(0.05)	$–	$(0.05)	$13.31
	10/31/2003	10.21	0.08	2.31	2.39	(0.02)	(0.07)	(0.09)	12.51
	10/31/2002	12.55	0.04	(2.10)	(2.06)	–	(0.28)	(0.28)	10.21
	10/31/2001	12.91	0.07	(0.42)	(0.35)	–	(0.01)	(0.01)	12.55
	10/31/2000	11.28	0.09	1.54	1.63	–	–	–	12.91
	10/31/1999	11.09	0.05	0.41	0.46	–	(0.27)	(0.27)	11.28
Class B	04/30/2004	11.99	0.01	0.76	0.77	(0.05)	–	(0.05)	12.71
	10/31/2003	9.84	0.01	2.23	2.24	(0.02)	(0.07)	(0.09)	11.99
	10/31/2002	12.19	(0.01)	(2.06)	(2.07)	–	(0.28)	(0.28)	9.84
	10/31/2001	12.61	(0.02)	(0.39)	(0.41)	–	(0.01)	(0.01)	12.19
	10/31/2000	11.09	(0.02)	1.54	1.52	–	–	–	12.61
	10/31/1999	10.98	(0.03)	0.41	0.38	–	(0.27)	(0.27)	11.09
Class C	04/30/2004	11.99	0.01	0.76	0.77	(0.05)	–	(0.05)	12.71
	10/31/2003	9.77	0.01	2.30	2.31	(0.02)	(0.07)	(0.09)	11.99
Class C2	04/30/2004	11.99	0.01	0.76	0.77	(0.05)	–	(0.05)	12.71
	10/31/2003	9.84	0.01	2.23	2.24	(0.02)	(0.07)	(0.09)	11.99
	10/31/2002	12.19	(0.01)	(2.06)	(2.07)	–	(0.28)	(0.28)	9.84
	10/31/2001	12.61	(0.02)	(0.39)	(0.41)	–	(0.01)	(0.01)	12.19
	10/31/2000	11.09	(0.02)	1.54	1.52	–	–	–	12.61
Class M	04/30/2004	12.07	0.01	0.77	0.78	(0.05)	–	(0.05)	12.80
	10/31/2003	9.90	0.02	2.24	2.26	(0.02)	(0.07)	(0.09)	12.07
	10/31/2002	12.25	–	(2.07)	(2.07)	–	(0.28)	(0.28)	9.90
	10/31/2001	12.66	(0.01)	(0.39)	(0.40)	–	(0.01)	(0.01)	12.25
	10/31/2000	11.12	–	1.54	1.54	–	–	–	12.66
	10/31/1999	11.00	(0.02)	0.41	0.39	–	(0.27)	(0.27)	11.12

			Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	6.85%	$396,445	1.26%	1.26%	0.75%	14%
	10/31/2003	23.57	233,779	1.42	1.42	0.71	32
	10/31/2002	(16.90)	46,960	1.55	1.91	0.56	101
	10/31/2001	(2.68)	12,176	1.55	1.93	0.48	29
	10/31/2000	14.38	8,431	1.55	2.20	0.40	50
	10/31/1999	4.34	7,972	1.64	2.28	0.21	26
Class B	04/30/2004	6.48	21,364	1.91	1.91	0.10	14
	10/31/2003	22.93	20,102	2.07	2.07	0.06	32
	10/31/2002	(17.47)	16,980	2.20	2.56	(0.09)	101
	10/31/2001	(3.31)	20,034	2.20	2.58	(0.17)	29
	10/31/2000	13.72	10,448	2.20	2.85	(0.25)	50
	10/31/1999	3.68	7,311	2.29	2.93	(0.44)	26
Class C	04/30/2004	6.48	1,551	1.91	1.91	0.10	14
	10/31/2003	23.81	797	2.07	2.07	0.05	32
Class C2	04/30/2004	6.48	2,712	1.91	1.91	0.10	14
	10/31/2003	22.93	2,770	2.07	2.07	0.06	32
	10/31/2002	(17.47)	2,295	2.20	2.56	(0.09)	101
	10/31/2001	(3.31)	2,288	2.20	2.58	(0.17)	29
	10/31/2000	13.72	1,094	2.20	2.85	(0.25)	50
Class M	04/30/2004	6.52	2,147	1.81	1.81	0.20	14
	10/31/2003	22.99	2,181	1.97	1.97	0.16	32
	10/31/2002	(17.35)	2,284	2.10	2.46	0.01	101
	10/31/2001	(3.21)	3,373	2.10	2.48	(0.07)	29
	10/31/2000	13.82	2,508	2.10	2.75	(0.15)	50
	10/31/1999	3.79	2,204	2.19	2.83	(0.34)	26

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Salomon Investors Value    5

TA IDEX Salomon Investors Value

FINANCIAL HIGHLIGHTS (continued)

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003, and 4/30/2004.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	The inception date for the Fund’s offering of share classes are as follows:

Class C – November 11, 2002

Class C2 – November 1, 1999

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Salomon Investors Value    6

TA IDEX Salomon Investors Value

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX Salomon Investors Value (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on February 1, 1997.

On March, 1, 2004, the Fund changed its name from IDEX Salomon Investors Value to TA IDEX Salomon Investors Value.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of Shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $5 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds,

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Salomon Investors Value    7

TA IDEX Salomon Investors Value

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Real Estate Investment Trusts (“REITS”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Since the Fund invests primarily in real estate related securities, the value of its shares may fluctuate more widely than the value of shares of a fund that invests in broad range of industries.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account Maintenance Fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder’s account.

No fee will be charged under the following conditions:

•	accounts opened within the preceding 24 months

•	accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)
•	accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•	UTMA/UGMA accounts

•	Fiduciary accounts

•	B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the period ended April 30, 2004, this fee totaled $1. These fees are included in Paid in Capital in the Statement of Assets & Liabilities.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation - Conservative Portfolio	$26,291	6%
TA IDEX Asset Allocation - Growth Portfolio	105,977	25%
TA IDEX Asset Allocation - Moderate Growth Portfolio	158,675	37%
TA IDEX Asset Allocation - Moderate Portfolio	93,141	22%

Total	$384,084	90%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

0.80% of the first $500 million of ANA

0.70% of ANA over $500 million

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Salomon Investors Value    8

TA IDEX Salomon Investors Value

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.20% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at April 30, 2004.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$27
Retained by Underwriter	4
Contingent Deferred Sales Charges	29

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $25 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $70 for the period ended April 30, 2004.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-advisor for the period ended April 30, 2004, were $25.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2004, the value of invested plan amounts was $5. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$210,849
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	45,263
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$222	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$428,895

Unrealized Appreciation	$32,972
Unrealized (Depreciation)	(7,720)

Net Unrealized Appreciation (Depreciation)	$25,252

NOTE 5.	SUBSEQUENT EVENTS

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Salomon Investors Value    9

TA IDEX Templeton Great Companies Global

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (0.0%)

France (0.0%)
AXA Zero Coupon, due 12/21/2004	$1	$10

Total Convertible Bonds (cost: $6)		10

	Shares	Value

PREFERRED STOCKS (0.1%)

Brazil (0.1%)
Companhia Vale do Rio Doce–ADR	3,400	$133

Total Preferred Stocks (cost: $125)		133

COMMON STOCKS (94.8%)

Australia (1.6%)
Alumina Limited	75,550	277
Australia and New Zealand Banking Group Limited	30,616	411
BHP Billiton Limited–ADR	9,900	162
Commonwealth Bank of Australia	17,150	387
Mayne Group Limited	116,720	269

Canada (1.0%)
Alcan Inc.	12,940	520
BCE Inc.	20,270	404

Cayman Islands (1.1%)
ACE Limited	10,580	464
XL Capital Ltd.–Class A (b)	6,550	500

Denmark (1.1%)
ISS A/S	9,870	493
Vestas Wind Systems A/S (a)	34,190	510

Finland (1.0%)
Stora Enso Oyj–R Shares	27,080	365
UPM-Kymmene Oyj	29,990	553

France (3.0%)
Accor SA	9,100	383
Aventis SA (a)	5,216	398
AXA	22,620	476
Compagnie Generale des Etablissements Michelin–Class B	9,180	430
Suez SA–ADR	15,580	303
Total Fina Elf SA	2,390	442
Valeo SA	8,230	339

Germany (3.1%)
BASF AG–ADR	9,400	487
Bayer AG–ADR	17,050	454
Deutsche Post AG–Registered Shares	31,170	688
E.ON AG–ADR	10,580	702
SAP AG–ADR	5,600	209
Volkswagen AG–ADR (b)	35,570	313

Hong Kong (0.7%)
Cheung Kong (Holdings) Limited	51,000	391
Hutchison Whampoa Limited	38,000	256

	Shares	Value

India (0.1%)
Satyam Computer Services Limited–ADR (b)	4,090	$79

Israel (0.6%)
Check Point Software Technologies, Ltd. (a)	23,240	545

Italy (1.3%)
Eni SpA.–ADR (b)	8,230	839
Riunione Adriatica di Sicurta SpA	17,630	323

Japan (4.0%)
Canon Inc.–ADR	3,300	173
Denso Corporation	17,000	358
East Japan Railway Company	81	414
Hitachi, Ltd.	29,000	204
NEC Corporation	23,000	181
Nintendo Co., Ltd.	6,200	586
Nippon Telegraph and Telephone Corporation	118	619
Nomura Securities Co., Ltd. (The)	11,000	179
Sony Corporation–ADR	14,100	541
Yasuda Fire & Marine Insurance Company, Limited (The)	50,000	451

Mexico (0.7%)
Cemex, SA de CV–ADR (b)	5,650	166
Telefonos de Mexico SA de CV–ADR	14,410	492

Netherlands (2.6%)
Akzo Nobel NV–ADR	12,940	471
Elsevier NV	50,490	709
IHC Caland N.V.	3,000	141
ING Groep NV–ADR	21,450	455
Koninklijke Philips Electronics NV	20,570	561

New Zealand (0.1%)
Telecom Corporation of New Zealand Limited	21,810	77

Norway (0.4%)
Telenor ASA	54,800	360

Portugal (0.6%)
Portugal Telecom, SGPS, SA–Registered Shares	54,370	590

Singapore (0.4%)
DBS Group Holdings Ltd–ADR	11,100	373

South Korea (1.7%)
Kookmin Bank–ADR (a)(b)	7,010	260
Korea Electric Power Corporation–ADR (b)	26,650	250
KT Corp.–ADR (b)	23,280	430
Samsung Electronics Co., Ltd.–GDR–144A (USD) (b)	1,250	294
SK Telecom Co., Ltd.–ADR (b)	17,630	356

Spain (2.1%)
Endesa SA	17,050	313
Iberdrola SA	26,170	516
Repsol-YPF, SA	31,580	665
Telefonica SA	28,820	429

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Templeton Great Companies Global    1

TA IDEX Templeton Great Companies Global

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Sweden (2.7%)
Atlas Copco AB–A Shares	13,540	$475
Electolux AB–Rights (a)	7,650	2
Electrolux AB–Series B	7,650	151
Nordea AB–FDR	79,090	534
Securitas AB–Class B	32,930	475
Svenska Cellulosa AB–B Shares	11,980	470
Volvo AB–B Shares (a)	9,720	333

Switzerland (2.4%)
Lonza Group Ltd.–Registered Shares	960	46
Nestle SA–ADR (b)	9,400	593
Novartis AG–ADR	13,000	582
Swiss Reinsurance Company–Registered Shares	8,230	542
UBS AG–Registered Shares (b)	6,170	437

Taiwan (0.5%)
Chughwa Telecom Co., Ltd.–ADR	25,290	422

United Kingdom (8.6%)
Abbey National PLC	40,280	323
Alliance UniChem PLC	44,780	474
BAE Systems PLC	119,340	444
BP PLC–ADR	12,360	654
Brambles Industries PLC	51,200	191
British Airways PLC (a)	34,340	172
Cadbury Schweppes PLC	84,670	673
GlaxoSmithKline PLC	26,830	556
HSBC Holdings PLC–ADR	3,260	235
Marks and Spencer Group PLC	91,430	448
National Grid Group PLC (The)	60,250	457
Pearson PLC	34,980	408
Rentokil Initial PLC	108,670	363
Rolls-Royce Group PLC	92,620	381
Shell Transport & Trading Company PLC	96,330	665
Smiths Group PLC	40,260	499
Standard Chartered PLC	25,840	396
Unilever PLC	54,990	519

United States (53.4%)
3M Company	19,300	1,670
Abbott Laboratories	49,500	2,179
Advanced Neuromodulation Systems, Inc. (a)	22,300	608
American International Group, Inc.	30,500	2,185
Anheuser-Busch Companies, Inc.	47,000	2,408
Berkshire Hathaway Inc.–Class B (a)	700	2,183
Cintas Corporation	37,800	1,700
Clear Channel Communications, Inc.	52,500	2,178
Colgate-Palmolive Company	43,400	2,512
Dell Inc. (a)	45,800	1,591
eBay Inc. (a)	24,500	1,956
Electronic Arts Inc. (a)	29,200	1,479
First Data Corporation	37,900	1,721
General Electric Company	50,800	1,522
Genzyme Corporation–General Division (a)	33,100	1,443
IMS Health Incorporated	67,500	1,705
International Business Machines Corporation	15,100	1,332
Mattel, Inc.	120,200	2,039
Medtronic, Inc.	33,000	1,666
Merrill Lynch & Co., Inc.	36,000	1,953

	Shares	Value

United States (continued)
Microsoft Corporation	53,000	$1,377
Moody’s Corporation	33,600	2,168
Omnicom Group, Inc. (b)	29,500	2,346
Pfizer Inc.	43,200	1,546
Procter & Gamble Company (The)	14,800	1,566
United Technologies Corporation	34,200	2,949
Yahoo! Inc. (a)	21,910	1,107

Total Common Stocks (cost: $84,416)		86,995

	Principal	Value
SECURITY LENDING COLLATERAL (6.1%)

Debt (3.3%)

Bank Notes (0.6%)
Canadian Imperial Bank of Commerce 1.10%, due 11/04/2004	$279	$279
Fleet National Bank 1.00%, due 07/21/2004	279	279

Euro Dollar Overnight (0.3%)
Credit Agricole Indosuez 1.00%, due 05/07/2004	168	168
Royal Bank of Scotland Group PLC (The) 1.00%, due 05/07/2004	100	100

Euro Dollar Terms (0.8%)
Bank of Montreal 1.02%, due 05/21/2004	33	33
BNP Paribas SA 1.01%, due 05/18/2004	168	168
1.08%, due 07/29/2004	168	168
Den Danske Bank 1.02%, due 05/20/2004	111	111
Royal Bank of Scotland Group PLC (The) 1.05%, due 07/15/2004	111	111
Wells Fargo & Company 1.02%, due 05/14/2004	162	167

Promissory Notes (0.4%)
Goldman Sachs Group, Inc. (The) 1.13%, due 07/29/2004	391	391

Repurchase Agreements (1.2%) (c)
Merrill Lynch & Co., Inc. 1.04% Repurchase Agreement dated 04/30/2004 to be repurchased at $1,119 on 05/03/2004	1,119	1,119

	Shares	Value
Investment Companies (2.8%)

Money Market Funds (2.8%)
American AAdvantage Select Fund 1-day yield of 0.98%	336,123	336
Barclays Institutional Money Market Fund 1-day yield of 1.02%	784,287	784

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Templeton Great Companies Global    2

TA IDEX Templeton Great Companies Global

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
Money Market Funds (continued)
Merrill Lynch Premier Institutional Fund 1-day yield of 0.97%	303,579	$304
Merrimac Cash Series Fund–Premium Class 1-day yield of 0.99%	1,120,411	1,120

Total Security Lending Collateral (cost: $5,638)		5,638

Total Investment Securities (cost: $90,185)		$92,776

SUMMARY:
Investments, at value	101.0%	$92,776
Liabilities in excess of other assets	(1.0)%	(916)

Net assets	100.0%	$91,860

FORWARD FOREIGN CURRENCY CONTRACTS:
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Swiss Franc	23	05/03/2004	$18	$–
New Zealand Dollar	(8)	05/03/2004	(5)	–

			$13	$–

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Business Services	12.3%	$11,337
Insurance	7.4%	6,791
Pharmaceuticals	7.4%	6,779
Computer & Data Processing Services	7.1%	6,497
Chemicals & Allied Products	6.5%	5,934
Telecommunications	4.6%	4,181
Aerospace	4.1%	3,775
Electronic & Other Electric Equipment	4.0%	3,656
Computer & Office Equipment	3.8%	3,479
Commercial Banks	3.7%	3,356
Beverages	3.4%	3,083
Paper & Allied Products	3.3%	3,057
Medical Instruments & Supplies	2.5%	2,273
Electric Services	2.4%	2,239

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY: (continued)
Apparel Products	2.3%	$2,147
Security & Commodity Brokers	2.3%	2,131
Manufacturing Industries	2.2%	2,039
Oil & Gas Extraction	2.1%	1,946
Automotive	1.5%	1,343
Petroleum Refining	1.4%	1,319
Printing & Publishing	1.2%	1,118
Food & Kindred Products	1.2%	1,113
Industrial Machinery & Equipment	1.1%	986
Trucking & Warehousing	1.0%	957
Life Insurance	1.0%	942
Primary Metal Industries	0.9%	797
Transportation & Public Utilities	0.7%	605
Electronic Components & Accessories	0.5%	499
Rubber & Misc. Plastic Products	0.5%	430
Real Estate	0.4%	391
Hotels & Other Lodging Places	0.4%	383
Personal Services	0.4%	363
Electric, Gas & Sanitary Services	0.3%	303
Metal Mining	0.3%	295
Holding & Other Investment Offices	0.3%	256
Air Transportation	0.2%	172
Stone, Clay & Glass Products	0.2%	166

Investments, at market value	94.9%	87,138
Short-term investments	6.1%	5,638
Liabilities in excess of other assets	(1.0)%	(916)

Net assets	100.0%	$91,860

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At April 30, 2004, all or a portion of this security is on loan (see Note 1). The value at April 30, 2004, of all securities on loan is $5,473.
(c)	Cash collateral for the Repurchase Agreements, valued at $1,142, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%–9.75% and maturity dates ranging from 08/15/2004–11/15/2096, including some issues having a perpetual maturity.

DEFINITIONS:

ADR American Depositary Receipt

FDR Finnnish Depositary Receipt

GDR Global Depositary Receipt

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, these securities aggregated $294 or 0.3% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Templeton Great Companies Global    3

TA IDEX Templeton Great Companies Global

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $90,185) (including $5,473 of securities loaned)	$92,776
Cash	4,665
Foreign cash (cost: $13)	13
Receivables:
Investment securities sold	5
Shares of beneficial interest sold	20
Interest	1
Dividends	271
Dividend reclaims receivable	21
Other	7

97,779

Liabilities:
Investment securities purchased	29
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	86
Management and advisory fees	76
Distribution fees	31
Transfer agent fees	20
Payable for collateral for securities on loan	5,638
Other	39

5,919

Net Assets	$91,860

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$90,436
Undistributed net investment income (loss)	175
Accumulated net realized gain (loss) from:
Investment securities	(1,235)
Foreign currency transactions	(105)
Net unrealized appreciation (depreciation) on:
Investment securities	2,591
Translation of assets and liabilities denominated in foreign currencies	(2)

Net Assets	$91,860

Net Assets by Class:
Class A	$84,591
Class B	4,807
Class C	400
Class C2	1,230
Class M	832
Shares Outstanding:
Class A	11,498
Class B	670
Class C	56
Class C2	171
Class M	116
Net Asset Value Per Share:
Class A	$7.36
Class B	7.17
Class C	7.17
Class C2	7.18
Class M	7.19
Maximum Offering Price Per Share (a):
Class A	$7.79
Class M	7.26

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$7
Dividends	746
Income from loaned securities–net	7
Less withholding taxes on foreign dividends	(63)

697

Expenses:
Management and advisory fees	279
Transfer agent fees	25
Printing and shareholder reports	15
Custody fees	9
Administration fees	11
Legal fees	1
Auditing and accounting fees	5
Trustees fees	1
Registration fees	29
Other	2
Distribution and service fees:
Class A	110
Class B	23
Class C	1
Class C2	7
Class M	4

Total expenses	522

Net Investment Income (Loss)	175

Net Realized Gain (Loss) from:
Investment securities	611
Foreign currency transactions	6

617

Net Increase (Decrease) in Unrealized Appreciation on:
Investment Securities	822
Translation of assets and liabilities denominated in foreign currencies	(2)

820

Net Gain (Loss) on Investments and Foreign Currency Transactions	1,437

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,612

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Templeton Great Companies Global    4

TA IDEX Templeton Great Companies Global

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$175	$(31)
Net realized gain (loss) from investment securities and foreign currency transaction	617	959
Net unrealized appreciation (depreciation) on investment securities and foreign currency translation	820	3,785

	1,612	4,713

Distributions to Shareholders:
From net investment income:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

From net realized gains:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	57,927	12,562
Class B	1,356	1,292
Class C	267	133
Class C2	176	429
Class M	122	105

	59,848	14,521

Dividends and distributions reinvested:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Cost of shares redeemed:
Class A	(731)	(2,287)
Class B	(680)	(1,158)
Class C	(12)	(4)
Class C2	(324)	(294)
Class M	(59)	(256)

	(1,806)	(3,999)

	58,042	10,522

Net increase (decrease) in net assets	59,654	15,235

Net Assets:
Beginning of period	32,206	16,971

End of period	$91,860	$32,206

Undistributed Net Investment Income (Loss)	$175	$–

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	7,804	2,112
Class B	190	203
Class C	37	21
Class C2	25	69
Class M	17	16

	8,073	2,421

Shares issued–reinvested from distributions:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Shares redeemed:
Class A	(99)	(361)
Class B	(94)	(192)
Class C	(2)	(1)
Class C2	(45)	(49)
Class M	(8)	(42)

	(248)	(645)

Net increase (decrease) in shares outstanding:
Class A	7,705	1,751
Class B	96	11
Class C	35	20
Class C2	(20)	20
Class M	9	(26)

	7,825	1,776

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Templeton Great Companies Global    5

TA IDEX Templeton Great Companies Global

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$6.90	$0.02	$0.44	$0.46	$–	$–	$–	$7.36
	10/31/2003	5.86	–	1.04	1.04	–	–	–	6.90
	10/31/2002	6.65	(0.01)	(0.78)	(0.79)	–	–	–	5.86
	10/31/2001	9.81	(0.03)	(3.10)	(3.13)	–	(0.03)	(0.03)	6.65
	10/31/2000	10.00	–	(0.19)	(0.19)	–	–	–	9.81
Class B	04/30/2004	6.74	–	0.43	0.43	–	–	–	7.17
	10/31/2003	5.76	(0.04)	1.02	0.98	–	–	–	6.74
	10/31/2002	6.59	(0.07)	(0.76)	(0.83)	–	–	–	5.76
	10/31/2001	9.80	(0.08)	(3.10)	(3.18)	–	(0.03)	(0.03)	6.59
	10/31/2000	10.00	(0.01)	(0.19)	(0.20)	–	–	–	9.80
Class C	04/30/2004	6.74	–	0.43	0.43	–	–	–	7.17
	10/31/2003	5.73	(0.04)	1.05	1.01	–	–	–	6.74
Class C2	04/30/2004	6.74	–	0.44	0.44	–	–	–	7.18
	10/31/2003	5.76	(0.04)	1.02	0.98	–	–	–	6.74
	10/31/2002	6.59	(0.06)	(0.77)	(0.83)	–	–	–	5.76
	10/31/2001	9.80	(0.09)	(3.09)	(3.18)	–	(0.03)	(0.03)	6.59
	10/31/2000	10.00	(0.01)	(0.19)	(0.20)	–	–	–	9.80
Class M	04/30/2004	6.77	–	0.42	0.42	–	–	–	7.19
	10/31/2003	5.78	(0.03)	1.02	0.99	–	–	–	6.77
	10/31/2002	6.60	(0.06)	(0.76)	(0.82)	–	–	–	5.78
	10/31/2001	9.80	(0.08)	(3.09)	(3.17)	–	(0.03)	(0.03)	6.60
	10/31/2000	10.00	(0.01)	(0.19)	(0.20)	–	–	–	9.80

			Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	6.67%	$84,591	1.45%	1.45%	0.61%	25%
	10/31/2003	17.75	26,177	1.55	2.05	–	99
	10/31/2002	(11.90)	11,964	1.55	2.39	(0.26)	66
	10/31/2001	(31.99)	5,294	1.55	3.26	(0.37)	80
	10/31/2000	(1.92)	2,173	1.55	25.34	(0.52)	15
Class B	04/30/2004	6.38	4,807	2.10	2.10	(0.04)	25
	10/31/2003	17.01	3,877	2.20	2.70	(0.65)	99
	10/31/2002	(12.58)	3,251	2.20	3.04	(0.91)	66
	10/31/2001	(32.57)	3,400	2.20	3.91	(1.02)	80
	10/31/2000	(2.01)	582	2.20	25.99	(1.17)	15
Class C	04/30/2004	6.38	400	2.10	2.10	(0.04)	25
	10/31/2003	17.63	137	2.20	2.70	(0.65)	99
Class C2	04/30/2004	6.53	1,230	2.10	2.10	(0.04)	25
	10/31/2003	17.01	1,292	2.20	2.70	(0.65)	99
	10/31/2002	(12.58)	988	2.20	3.04	(0.91)	66
	10/31/2001	(32.57)	1,112	2.20	3.91	(1.02)	80
	10/31/2000	(2.01)	353	2.20	25.99	(1.17)	15
Class M	04/30/2004	6.20	832	2.00	2.00	0.06	25
	10/31/2003	17.13	723	2.10	2.60	(0.55)	99
	10/31/2002	(12.40)	768	2.10	2.94	(0.81)	66
	10/31/2001	(32.48)	813	2.10	3.81	(0.92)	80
	10/31/2000	(1.99)	833	2.10	25.89	(1.07)	15

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Templeton Great Companies Global    6

TA IDEX Templeton Great Companies Global

FINANCIAL HIGHLIGHTS (continued)

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003 and 4/30/2004.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	TA IDEX Templeton Great Companies Global (“the Fund”) commenced operations on September 15, 2000. The inception date for the Fund’s offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Templeton Great Companies Global    7

TA IDEX Templeton Great Companies Global

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX Templeton Great Companies Global (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on September 15, 2000.

On March 1, 2004, the Fund changed its name from IDEX Templeton Great Companies Global to TA IDEX Templeton Great Companies Global.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of Shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” If market quotations are not readily available, and the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

The Fund values its investment securities at fair value based upon procedures approved by the Board of Trustees on day when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of investments.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Templeton Great Companies Global    8

TA IDEX Templeton Great Companies Global

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $3 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments.

During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at April 30, 2004, are listed in the Schedule of Investments.

Account Maintenance Fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder’s account.

No fee will be charged under the following conditions:

•	accounts opened within the preceding 24 months

•	accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•	accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•	UTMA/UGMA accounts

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Templeton Great Companies Global    9

TA IDEX Templeton Great Companies Global

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

•	Fiduciary accounts

•	B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the period ended April 30, 2004, this fee totaled $16. These fees are included in Paid in Capital in the Statement of Assets & Liabilities.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Great Companies, LLC is both a co-subadviser to the Fund and an affiliate of the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds):

	Net Assets	% of Net Assets
IDEX Asset Allocation - Conservative Portfolio	$5,510	6%
IDEX Asset Allocation - Growth Portfolio	26,481	29%
IDEX Asset Allocation - Moderate Growth Portfolio	39,059	43%
IDEX Asset Allocation - Moderate Portfolio	5,285	6%

Total	$76,335	84%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following stated break points:

0.80% of the first $500 million of ANA

0.70% of ANA over $500 million

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.20% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$127	10/31/2006
Fiscal Year 2002	115	10/31/2005
Fiscal Year 2001	144	10/31/2004

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$21
Retained by Underwriter	3
Contingent Deferred Sales Charges	4

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $11 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $25 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Templeton Great Companies Global    10

TA IDEX Templeton Great Companies Global

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2004, the value of invested plan amount was $1. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$71,653
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	16,498
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$1,008	October 31, 2009
836	October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$90,298

Unrealized Appreciation	$4,730
Unrealized (Depreciation)	(2,252)

Net Unrealized Appreciation (Depreciation)	$2,478

NOTE 5.	SUBSEQUENT EVENTS

The Fund will merge into TA IDEX Janus Global effective as of the close of business on May 28, 2004.

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Templeton Great Companies Global    11

TA IDEX Transamerica Conservative High-Yield Bond

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

FOREIGN GOVERNMENT OBLIGATIONS (0.3%)
Republic of Colombia 9.75%, due 04/23/2009	$1,000	$1,085

Total Foreign Government Obligations (cost: $935)		1,085

CORPORATE DEBT SECURITIES (95.9%)

Aerospace (0.6%)
K & F Industries, Inc. 9.63%, due 12/15/2010	1,000	1,120
Textron Inc. 4.50%, due 08/01/2010	1,000	996

Air Transportation (0.9%)
American Airlines, Inc. 3.86%, due 07/09/2010	977	953
Delta Air Lines, Inc. (f) 1.92%, due 01/25/2008	2,307	2,320

Amusement & Recreation Services (6.0%)
American Casino & Entertainment–144A (b) 7.85%, due 02/01/2012	2,000	2,050
International Speedway Corporation–144A 4.20%, due 04/15/2009	2,000	1,982
Isle of Capri Casinos, Inc.–144A 7.00%, due 03/01/2014	3,000	2,940
MGM MIRAGE 6.88%, due 02/06/2008	2,000	2,115
6.00%, due 10/01/2009	2,000	2,025
5.88%, due 02/27/2014 (b)	2,000	1,910
Mohegan Tribal Gaming Authority 6.38%, due 07/15/2009	1,000	1,020
Seneca Gaming Corp–144A 7.25%, due 05/01/2012	3,000	3,035
Speedway Motorsports, Inc. 6.75%, due 06/01/2013	1,000	1,040
Station Casinos, Inc.–144A 6.00%, due 04/01/2012	1,000	993
6.50%, due 02/01/2014	2,000	1,970
6.88%, due 03/01/2016	2,000	1,990

Automotive (3.0%)
ArvinMeritor, Inc. 6.75%, due 03/15/2008	3,000	3,059
DaimlerChrysler North America Holding Corporation 4.05%, due 06/04/2008	1,000	982
General Motors Corporation (b) 7.13%, due 07/15/2013	2,000	2,098
Navistar International Corporation 9.38%, due 06/01/2006	2,000	2,190
Tenneco Automotive Inc. (b) 10.25%, due 07/15/2013	2,500	2,881

Automotive Dealers & Service Stations (0.3%)
The Pantry, Inc–144A 7.75%, due 02/15/2014	1,000	1,000

	Principal	Value

Beverages (0.3%)
Cadbury Schweppes PLC–144A 3.88%, due 10/01/2008	$1,000	$989

Business Credit Institutions (1.3%)
Ford Motor Credit Company 6.50%, due 01/25/2007	500	530
5.80%, due 01/12/2009	3,000	3,055
HVB Funding Trust III–144A 9.00%, due 10/22/2031	1,000	1,241

Business Services (2.8%)
Clear Channel Communications, Inc. 4.63%, due 01/15/2008	1,000	1,020
7.65%, due 09/15/2010	1,000	1,143
R.H. Donnelley Financial Corporation I–144A 10.88%, due 12/15/2012	2,000	2,380
United Rentals (North America), Inc.–144A 6.50%, due 02/15/2012	2,000	1,930
Universal Compression, Inc. 7.25%, due 05/15/2010	2,000	2,145
Universal Hospital Services, Inc.–144A 10.13%, due 11/01/2011	2,000	2,130

Chemicals & Allied Products (4.1%)
Airgas, Inc.–144A 6.25%, due 07/15/2014	1,500	1,504
Eastman Chemical Company 3.25%, due 06/15/2008	1,000	960
Equistar Chemicals, LP 10.13%, due 09/01/2008	1,000	1,108
10.63%, due 05/01/2011	2,000	2,240
Huntsman International LLC 9.88%, due 03/01/2009	1,000	1,113
Huntsman LLC 11.63%, due 10/15/2010	1,500	1,650
Lyondell Chemical Company 10.50%, due 06/01/2013	1,000	1,095
Monsanto Company 4.00%, due 05/15/2008	2,000	1,993
Nalco Company–144A (b) 8.88%, due 11/15/2013	2,000	2,110
NOVA Chemicals Corporation 6.50%, due 01/15/2012	1,000	1,000
Scotts Company (The)–144A 6.63%, due 11/15/2013	1,000	1,030

Commercial Banks (1.1%)
Mizuho Financial Group, Inc.–144A 5.79%, due 04/15/2014	1,000	992
Popular, Inc 6.13%, due 10/15/2006	1,000	1,070
Wachovia Corporation 3.63%, due 02/17/2009	2,000	1,961

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Conservative High-Yield Bond     1

TA IDEX Transamerica Conservative High-Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Communication (3.7%)
Adelphia Communications Corporation (e) 10.25%, due 11/01/2006	$1,000	$1,070
Charter Communications Holdings LLC 8.63%, due 04/01/2009 (b)	2,000	1,660
9.92%, due 04/01/2011 (j)	1,000	835
Comcast Cable Communications, Inc. 6.75%, due 01/30/2011	2,000	2,192
CSC Holdings, Inc. 7.88%, due 12/15/2007	1,000	1,065
CSC Holdings, Inc.–144A 6.75%, due 04/15/2012	2,000	1,985
Liberty Media Corporation 2.61%, due 09/17/2006 (f) 7.88%, due 07/15/2009	4,000 1,000	4,070 1,137

Communications Equipment (1.1%)
L-3 Communications Corporation 7.63%, due 06/15/2012	1,000	1,078
6.13%, due 07/15/2013	2,000	1,990
L-3 Communications Corporation–144A 6.13%, due 01/15/2014	1,000	995

Computer & Data Processing Services (0.5%)
Unisys Corporation 7.88%, due 04/01/2008	2,000	2,050

Computer & Office Equipment (0.3%)
Seagate Technology HDD Holdings 8.00%, due 05/15/2009	1,000	1,080

Construction (2.9%)
Beazer Homes USA, Inc.–144A (b) 6.50%, due 11/15/2013	2,000	1,960
Centex Corporation 5.80%, due 09/15/2009	750	784
D.R. Horton, Inc. 6.88%, due 05/01/2013	1,000	1,045
5.88%, due 07/01/2013 (b)	3,000	2,947
Great Lakes Dredge & Dock Corporation–144A 7.75%, due 12/15/2013	1,500	1,478
KB Home–144A 5.75%, due 02/01/2014	1,000	943
Standard Pacific Corp. 6.25%, due 04/01/2014	2,000	1,870

Department Stores (0.0%)
Saks Incorporated–144A 7.00%, due 12/01/2013	56	57
Saks Incorporated 8.25%, due 11/15/2008	(d)	(d)

Drug Stores & Proprietary Stores (0.6%)
Medco Health Solutions, Inc. (b) 7.25%, due 08/15/2013	1,000	1,079

	Principal	Value

Drug Stores & Proprietary Stores (continued)
Rite Aid Corporation 9.50%, due 02/15/2011	$1,000	$1,123

Electric Services (7.0%)
AES Corporation (The)–144A 8.75%, due 05/15/2013	2,000	2,175
Calpine Generating Company–144A (b)(f) 10.25%, due 04/01/2011	2,000	1,805
CenterPoint Energy Resources, Corp. 7.88%, due 04/01/2013	2,000	2,255
Cleveland Electric Illuminating Company (The)–144A 5.65%, due 12/15/2013	1,000	987
Dynegy Holdings Inc. 7.67%, due 11/08/2016	2,000	1,800
Dynegy Holdings Inc.–144A 10.13%, due 07/15/2013	3,000	3,285
Elwood Energy LLC 8.16%, due 07/05/2026	1,831	1,904
Illinova Corporation 11.50%, due 12/15/2010	1,000	1,185
Nevada Power Company 8.25%, due 06/01/2011	4,000	4,380
NRG Energy, Inc.–144A 8.00%, due 12/15/2013	3,000	3,022
Texas-New Mexico Power Company 6.13%, due 06/01/2008	3,000	3,058
Virginia Electric and Power Company 4.10%, due 12/15/2008	1,000	987

Electric, Gas & Sanitary Services (1.9%)
NiSource Finance Corporation 7.88%, due 11/15/2010	1,000	1,164
Pacific Gas and Electric Company 3.60%, due 03/01/2009	2,000	1,940
PG&E Corporation (f) 1.81%, due 04/03/2006	4,000	4,002

Electronic & Other Electric Equipment (0.6%)
Rayovac Corporation 8.50%, due 10/01/2013	2,000	2,140

Electronic Components & Accessories (3.2%)
Amkor Technology, Inc. (b) 7.75%, due 05/15/2013	2,000	1,970
Communications & Power Industries, Inc.–144A 8.00%, due 02/01/2012	750	765
Flextronics International Ltd. (b) 6.50%, due 05/15/2013	1,000	1,013
Tyco International Group SA 5.88%, due 11/01/2004	2,000	2,039
6.38%, due 02/15/2006	2,000	2,107
Tyco International Group SA–144A 6.00%, due 11/15/2013	4,000	4,055

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Conservative High-Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Environmental Services (0.5%)
Allied Waste North America, Inc. 7.88%, due 04/15/2013	$1,000	$1,075
Allied Waste North America, Inc.–144A 6.50%, due 11/15/2010	1,000	1,000

Food & Kindred Products (2.3%)
Altria Group, Inc 7.20%, due 02/01/2007	2,256	2,433
Bunge Limited Finance Corp.–144A 4.38%, due 12/15/2008	2,000	1,993
Del Monte Foods Company (f) 8.63%, due 12/15/2012	3,000	3,315
Kraft Foods, Inc. 4.00%, due 10/01/2008	1,000	996

Food Stores (2.3%)
Ingles Markets, Incorporated 8.88%, due 12/01/2011	1,000	1,038
Pathmark Stores, Inc. (b) 8.75%, due 02/01/2012	4,000	4,200
Stater Bros. Holdings Inc. 10.75%, due 08/15/2006	3,500	3,666

Gas Production & Distribution (1.7%)
El Paso CGP Company 7.75%, due 06/15/2010	1,000	865
Northern Border Partners, L.P. 8.88%, due 06/15/2010	1,000	1,175
Northwest Pipeline Corporation 8.13%, due 03/01/2010	2,000	2,170
Williams Companies, Inc. (The) 8.63%, due 06/01/2010	2,000	2,200

Health Services (2.8%)
Curative Health Services, Inc.–144A 10.75%, due 05/01/2011	2,000	2,008
Extendicare Health Services Inc.–144A (b) 6.88%, due 05/01/2014	3,000	2,918
Manor Care, Inc. 6.25%, due 05/01/2013	2,000	2,058
Mariner Health Care, Inc.–144A 8.25%, due 12/15/2013	2,000	2,020
NeighborCare, Inc.–144A 6.88%, due 11/15/2013	1,500	1,530
Triad Hospitals, Inc. 8.75%, due 05/01/2009	71	79

Holding & Other Investment Offices (2.5%)
Developers Diversified Realty Corporation 3.88%, due 01/30/2009	3,000	2,910
FelCor Lodging LP (f) 10.00%, due 09/15/2008	1,000	1,068
iStar Financial Inc.–144A 4.88%, due 01/15/2009	1,000	974
5.70%, due 03/01/2014	1,500	1,423

	Principal	Value

Holding & Other Investment Offices (continued)
Matis Reef Ltd.–144A 4.69%, due 11/14/2008	$2,000	$1,990
Simon Property Group, Inc.–144A 3.75%, due 01/30/2009	1,000	969

Hotels & Other Lodging Places (2.9%)
Hilton Hotels Corporation 7.63%, due 12/01/2012	2,000	2,235
HMH Properties, Inc. 7.88%, due 08/01/2008	535	552
John Q. Hammons Hotels, Inc.–Series B 8.88%, due 05/15/2012	1,500	1,650
Las Vegas Sands, Inc. (Venetian Casino Resort LLC) 11.00%, due 06/15/2010	1,000	1,170
Park Place Entertainment Corporation 7.50%, due 09/01/2009	2,000	2,180
7.00%, due 04/15/2013 (b)	3,000	3,149

Industrial Machinery & Equipment (1.0%)
Grant Prideco, Inc. 9.63%, due 12/01/2007	500	558
SPX Corporation 7.50%, due 01/01/2013	2,000	2,115
Terex Corporation-Series 144A (b) 7.38%, due 01/15/2014	1,000	1,043

Lumber & Wood Products (1.5%)
Ainsworth Lumber Co. Ltd.–144A 6.75%, due 03/15/2014	2,500	2,475
Georgia-Pacific Corporation 8.88%, due 02/01/2010	1,000	1,155
Scotia Pacific Company LLC 7.11%, due 01/20/2014	2,000	1,912

Management Services (0.3%)
Corrections Corporation of America–144A 7.50%, due 05/01/2011	1,000	1,048

Medical Instruments & Supplies (0.4%)
Bard, (C.R.) Inc. 6.70%, due 12/01/2026	1,500	1,630

Metal Cans & Shipping Containers (0.9%)
Ball Corporation 6.88%, due 12/15/2012	2,000	2,110
Crown European Holdings SA 10.88%, due 03/01/2013	1,000	1,165

Metal Mining (0.3%)
Rio Tinto Finance (USA) Limited 2.63%, due 09/30/2008	1,000	948

Mining (2.1%)
Massey Energy Company 6.63%, due 11/15/2010	3,000	3,014

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Conservative High-Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Mining (continued)
Peabody Energy Corporation 6.88%, due 03/15/2013	$3,000	$3,119
5.88%, due 04/15/2016	2,000	1,860

Motion Pictures (1.1%)
Time Warner Entertainment Company, LP 10.15%, due 05/01/2012	1,000	1,294
Time Warner Inc. 7.75%, due 06/15/2005	1,000	1,056
7.48%, due 01/15/2008	1,500	1,651

Motor Vehicles, Parts & Supplies (0.4%)
TRW Automotive Inc. 11.00%, due 02/15/2013	1,300	1,547

Oil & Gas Extraction (4.1%)
Chesapeake Energy Corporation 8.38%, due 11/01/2008	1,000	1,096
8.13%, due 04/01/2011	71	78
7.50%, due 09/15/2013	1,000	1,080
Evergreen Resources, Inc.–144A 5.88%, due 03/15/2012	1,500	1,485
Forest Oil Corporation 8.00%, due 12/15/2011	500	553
7.75%, due 05/01/2014	1,000	1,070
Key Energy Services, Inc. 6.38%, due 05/01/2013	1,000	985
Louisana Land and Exploration Company (The) 7.63%, due 04/15/2013	2,000	2,320
PDVSA Finance Ltd.–Series 1998-1B 6.65%, due 02/15/2006	1,500	1,500
Petroleum Geo-Services ASA 10.00%, due 11/05/2010	2,500	2,725
Stone Energy Corporation 8.25%, due 12/15/2011	1,000	1,080
XTO Energy, Inc. 6.25%, due 04/15/2013	2,000	2,131

Paper & Allied Products (1.4%)
Cascades, Inc. 7.25%, due 02/15/2013	2,000	2,085
Graphic Packaging Corporation 8.50%, due 08/15/2011	2,000	2,210
Smurfit-Stone Container Corporation 8.25%, due 10/01/2012	1,000	1,070

Paper & Paper Products (0.6%)
MDP Acquisitions PLC 9.63%, due 10/01/2012	2,000	2,250

Paperboard Containers & Boxes (0.5%)
Jefferson Smurfit Corporation (U.S.) 7.50%, due 06/01/2013	2,000	2,070

Personal Credit Institutions (1.4%)
Capital One Financial Corporation 6.25%, due 11/15/2013	3,000	3,067

	Principal	Value

Personal Credit Institutions (continued)
ERAC USA Finance Company–144A 7.95%, due 12/15/2009	$1,000	$1,162
General Motors Acceptance Corporation (b) 5.13%, due 05/09/2008	1,000	1,016

Personal Services (0.6%)
Service Corporation International 7.70%, due 04/15/2009	2,000	2,135

Petroleum Refining (1.8%)
Giant Industries, Inc. 8.00%, due 05/15/2014	1,500	1,500
Premcor Refining Group Inc. (The) 6.75%, due 02/01/2011	3,000	3,104
Tesoro Petroleum Corporation 8.00%, due 04/15/2008	2,000	2,155

Primary Metal Industries (2.4%)
General Cable Corporation–144A 9.50%, due 11/15/2010	2,000	2,190
International Steel Group Inc.–144A 6.50%, due 04/15/2014	3,000	2,880
Oregon Steel Mills, Inc. 10.00%, due 07/15/2009	1,000	1,035
United States Steel Corporation 9.75%, due 05/15/2010	1,682	1,905
Valmont Industries Inc.–144A 6.88%, due 05/01/2014	1,000	1,000

Printing & Publishing (4.2%)
American Color Graphics, Inc. 10.00%, due 06/15/2010	2,000	1,720
American Media Operations, Inc. 10.25%, due 05/01/2009	2,855	2,997
Dex Media East LLC (Dex Media Finance Co.) 9.88%, due 11/15/2009	1,000	1,121
Dex Media West LLC (Dex Media Finance Co.)–144A 8.50%, due 08/15/2010	2,000	2,170
Dex Media, Inc.–144A 8.00%, due 11/15/2013	1,000	970
Houghton Mifflin Company 9.88%, due 02/01/2013	2,000	1,975
News America Incorporated (b) 6.63%, due 01/09/2008	1,000	1,091
Primedia Inc. 8.88%, due 05/15/2011	2,000	2,035
Quebecor World Capital Corporation 4.88%, due 11/15/2008	2,000	1,971

Radio & Television Broadcasting (2.7%)
British Sky Broadcasting Group PLC 6.88%, due 02/23/2009	1,000	1,106
CanWest Media, Inc. 10.63%, due 05/15/2011	1,000	1,133
7.63%, due 04/15/2013	1,000	1,065

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Conservative High-Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Radio & Television Broadcasting (continued)
Susquehanna Media Co. 7.38%, due 04/15/2013	$2,000	$2,113
Videotron Ltee 6.88%, due 01/15/2014	1,500	1,515
Young Broadcasting Inc.–144A 8.50%, due 12/15/2008	3,000	3,218

Research & Testing Services (0.3%)
Quintiles Transnational Corp.–144A 10.00%, due 10/01/2013	1,000	1,035

Restaurants (0.3%)
YUM! Brands, Inc. 7.70%, due 07/01/2012	1,000	1,156

Rubber & Misc. Plastic Products (0.5%)
Sealed Air Corporation–144A 5.38%, due 04/15/2008	2,000	2,082

Savings Institutions (0.5%)
Washington Mutual, Inc. 4.00%, due 01/15/2009	2,000	1,971

Stone, Clay & Glass Products (0.9%)
Anchor Glass Container Corporation 11.00%, due 02/15/2013	1,000	1,155
Owens-Brockway Glass Container Inc. 7.75%, due 05/15/2011	1,000	1,048
8.75%, due 11/15/2012	1,000	1,093

Telecommunications (5.2%)
American Cellular Corporation 10.00%, due 08/01/2011	1,000	965
AT&T Corp. (g) 8.05%, due 11/15/2011	1,000	1,097
BT Group PLC (h) 8.38%, due 12/15/2010	1,000	1,190
France Telecom (i) 8.75%, due 03/01/2011	1,000	1,182
Nextel Communications, Inc. 9.38%, due 11/15/2009	3,000	3,244
5.95%, due 03/15/2014	2,000	1,880
Primus Telecommunications Group, Incorporated–144A (b) 8.00%, due 01/15/2014	2,000	1,840
Qwest Capital Funding, Inc. 7.00%, due 08/03/2009	2,000	1,675
7.90%, due 08/15/2010 (b)	2,000	1,710
Rogers Wireless Inc.–144A 6.38%, due 03/01/2014	2,500	2,350
Rural Cellular Corporation–144A 8.25%, due 03/15/2012	1,000	1,033
Triton PCS, Inc. (b) 8.75%, due 11/15/2011	2,000	1,845

Textile Mill Products (0.7%)
INVISTA, Inc.–144A 9.25%, due 05/01/2012	2,500	2,500

	Principal	Value

Transportation Equipment (1.2%)
Trinity Industries, Inc.–144A 6.50%, due 03/15/2014	$2,500	$2,431
Westinghouse Air Brake Technologies Corporation 6.88%, due 07/31/2013	2,000	2,075
Trucking & Warehousing (0.5%)
Iron Mountain Incorporated 7.75%, due 01/15/2015	2,000	2,050
Water Transportation (0.9%)
Royal Caribbean Cruises Ltd. (b) 7.00%, due 10/15/2007	1,000	1,058
8.75%, due 02/02/2011	2,000	2,255

Total Corporate Debt Securities (cost: $353,634)		363,355

	Shares	Value
PREFERRED STOCKS (0.6%)
Holding & Other Investment Offices (0.6%)
Duke Realty Corporation	40,000	$2,148

Total Preferred Stocks (cost: $2,008)		2,148

COMMON STOCKS (0.0%)
Printing and Publishing (0.0%)
Golden Books Entertainment, Inc. (a)	63,750	(d)

Total Common Stocks (cost: $168)		(d)

	Principal	Value
SECURITY LENDING COLLATERAL (7.9%)
Debt (4.3%)
Bank Notes (0.8%)
Canadian Imperial Bank of Commerce 1.10%, due 11/04/2004	$1,487	$1,487
Fleet National Bank 1.00%, due 07/21/2004	1,487	1,487
Euro Dollar Overnight (0.4%)
Credit Agricole Indosuez 1.00%, due 05/07/2004	892	892
Royal Bank of Scotland Group PLC (The) 1.00%, due 05/07/2004	535	535

Euro Dollar Terms (1.1%)
Bank of Montreal 1.02%, due 05/21/2004	173	173
BNP Paribas SA 1.01%, due 05/18/2004	892	892
1.08%, due 07/29/2004	892	892
Den Danske Bank 1.02%, due 05/20/2004	595	595
Royal Bank of Scotland Group PLC (The) 1.05%, due 07/15/2004	595	595
Wells Fargo & Company 1.02%, due 05/14/2004	892	892

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Conservative High-Yield Bond

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Promissory Notes (0.5%)
Goldman Sachs Group, Inc. (The) 1.13%, due 07/29/2004	$2,081	$2,081

Repurchase Agreements (1.5%) (c)
Merrill Lynch & Co., Inc.
1.04% Repurchase Agreement dated 04/30/2004 to be repurchased at $5,946 on 5/03/2004	5,946	5,946

	Shares	Value

Investment Companies (3.6%)

Money Market Funds (3.6%)
American AAdvantage Select Fund 1-day yield of 0.98%	1,784	$1,784
Barclays Institutional Money Market Fund 1-day yield of 1.02%	4,163	4,163
Merrill Lynch Premier Institutional Fund 1-day yield of 0.97%	1,611	1,611
Merrimac Cash Series Fund–Premium Class 1-day yield of 0.99%	5,946	5,946

Total Security Lending Collateral (cost: $29,971)		29,971

Total Investment Securities (cost: $386,716)		$396,559

SUMMARY:
Investments, at value	104.7%	$396,559
Liabilities in excess of other assets	(4.7)%	(17,631)

Net assets	100.0%	$378,928

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At April 30, 2004, all or a portion of this security is on loan (see Note 1). The value at April 30, 2004, of all securities on loan is $29,095.
(c)	Cash collateral for the Repurchase Agreements, valued at $6,065, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%–9.75% and maturity dates ranging from 08/15/2004–11/15/2096, including some issues having a perpetual maturity.
(d)	Value is less than $1.
(e)	Securities are currently in default on interest payments.
(f)	Floating or variable rate note. Rate is listed as of April 30, 2004.
(g)	Securities are stepbonds. Coupon steps up by 25 BP for each rating downgrade by Standard and Poor’s or Moody’s for each notch below BBB+/A3. Coupon steps down by 25 BP for each rating upgrade.
(h)	Securities are stepbonds. Coupon increases by 25 BP for each rating downgrade by Standard and Poor’s or Moody’s for each notch below A-/A3. Coupon steps down by 25 BP for each rating upgrade.
(i)	Securities are stepbonds. France Telecom has a coupon rate of 8.75% until 09/01/2004, thereafter a coupon rate of 8.50%.
(j)	Securities are stepbonds. Charter Communications Holdings LLC has a zero coupon rate until 04/30/2004, thereafter a coupon rate 9.92%.

DEFINITIONS:

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004 these securities aggregated $103,515 or 27.3% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Conservative High-Yield Bond

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $386,716) (including securities loaned of $29,095)	$396,559
Cash	9,782
Receivables:
Investment securities sold	1,080
Shares of beneficial interest sold	275
Interest	7,191
Other	44

414,931

Liabilities:
Investment securities purchased	5,475
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	66
Management and advisory fees	190
Distribution fees	154
Transfer agent fees	69
Dividends to shareholders	2
Payable for collateral for securities on loan	29,971
Other	76

36,003

Net Assets	$378,928

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$379,592
Undistributed net investment income (loss)	1,086
Accumulated net realized gain (loss) from
investment securities	(11,589)
Net unrealized appreciation (depreciation) on:
Investment securities	9,839

Net Assets	$378,928

Net Assets by Class:
Class A	$298,886
Class B	50,712
Class C	9,138
Class C2	15,333
Class M	4,859
Shares Outstanding:
Class A	32,633
Class B	5,540
Class C	999
Class C2	1,676
Class M	531
Net Asset Value Per Share:
Class A	$9.16
Class B	9.15
Class C	9.15
Class C2	9.15
Class M	9.15
Maximum Offering Price Per Share (a):
Class A	$9.62
Class M	9.24

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$11,401
Dividends	80
Income from loaned securities–net	41

11,522

Expenses:
Management and advisory fees	1,023
Transfer agent fees	98
Printing and shareholder reports	45
Custody fees	11
Administration fees	26
Legal fees	5
Auditing and accounting fees	7
Trustees fees	6
Registration fees	26
Other	21
Distribution and service fees:
Class A	454
Class B	258
Class C	48
Class C2	77
Class M	24

Total expenses	2,129

Net Investment Income (Loss)	9,393

Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	2,666
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(1,938)

Net Gain (Loss) on Investment Securities	728

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,121

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Conservative High-Yield Bond

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net Investment Income (loss)	$9,393	$11,430
Net realized gain (loss) from investment securities	2,666	(4,706)
Net unrealized appreciation (depreciation) on investment securities	(1,938)	27,479

	10,121	34,203

Distributions to Shareholders:
From net investment income:
Class A	(6,981)	(7,408)
Class B	(1,229)	(2,630)
Class C	(228)	(198)
Class C2	(366)	(796)
Class M	(128)	(368)

	(8,932)	(11,400)

From net realized gains:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	117,471	182,483
Class B	6,673	28,567
Class C	3,071	9,354
Class C2	3,417	14,942
Class M	629	1,902

	131,261	237,248

Dividends and distributions reinvested:
Class A	6,696	6,615
Class B	681	1,509
Class C	104	101
Class C2	106	305
Class M	92	256

	7,679	8,786

Cost of shares redeemed:
Class A	(19,435)	(70,217)
Class B	(8,602)	(15,455)
Class C	(2,528)	(1,404)
Class C2	(5,803)	(5,727)
Class M	(1,702)	(3,107)

	(38,070)	(95,910)

	100,870	150,124

Net increase (decrease) in net assets	102,059	172,927

Net Assets:
Beginning of period	276,869	103,942

End of period	$378,928	$276,869

Undistributed Net Investment Income (Loss)	$1,086	$625

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	12,690	21,036
Class B	721	3,332
Class C	334	1,074
Class C2	369	1,749
Class M	68	219

	14,182	27,410

Shares issued-reinvested from distributions:
Class A	725	767
Class B	74	176
Class C	11	12
Class C2	12	36
Class M	10	30

	832	1,021

Shares redeemed:
Class A	(2,107)	(8,089)
Class B	(930)	(1,788)
Class C	(272)	(160)
Class C2	(630)	(660)
Class M	(183)	(362)

	(4,122)	(11,059)

Net increase (decrease) in shares outstanding:
Class A	11,308	13,714
Class B	(135)	1,720
Class C	73	926
Class C2	(249)	1,125
Class M	(105)	(113)

	10,892	17,372

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Conservative High-Yield Bond

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$9.08	$0.27	$0.06	$0.33	$(0.25)	$–	$(0.25)	$9.16
	10/31/2003	7.93	0.57	1.16	1.73	(0.58)	–	(0.58)	9.08
	10/31/2002	9.26	0.57	(1.31)	(0.74)	(0.59)	–	(0.59)	7.93
	10/31/2001	9.24	0.72	0.01	0.73	(0.71)	–	(0.71)	9.26
	10/31/2000	9.67	0.69	(0.37)	0.32	(0.69)	(0.06)	(0.75)	9.24
	10/31/1999	10.43	0.65	(0.54)	0.11	(0.67)	(0.20)	(0.87)	9.67
Class B	04/30/2004	9.08	0.23	0.06	0.29	(0.22)	–	(0.22)	9.15
	10/31/2003	7.93	0.51	1.17	1.68	(0.53)	–	(0.53)	9.08
	10/31/2002	9.26	0.52	(1.32)	(0.80)	(0.53)	–	(0.53)	7.93
	10/31/2001	9.24	0.57	0.10	0.67	(0.65)	–	(0.65)	9.26
	10/31/2000	9.67	0.63	(0.37)	0.26	(0.63)	(0.06)	(0.69)	9.24
	10/31/1999	10.42	0.59	(0.54)	0.05	(0.60)	(0.20)	(0.80)	9.67
Class C	04/30/2004	9.08	0.23	0.06	0.29	(0.22)	–	(0.22)	9.15
	10/31/2003	8.08	0.51	1.02	1.53	(0.53)	–	(0.53)	9.08
Class C2	04/30/2004	9.08	0.23	0.06	0.29	(0.22)	–	(0.22)	9.15
	10/31/2003	7.92	0.51	1.18	1.69	(0.53)	–	(0.53)	9.08
	10/31/2002	9.26	0.51	(1.32)	(0.81)	(0.53)	–	(0.53)	7.92
	10/31/2001	9.24	0.52	0.15	0.67	(0.65)	–	(0.65)	9.26
	10/31/2000	9.67	0.63	(0.37)	0.26	(0.63)	(0.06)	(0.69)	9.24
Class M	04/30/2004	9.08	0.23	0.06	0.29	(0.22)	–	(0.22)	9.15
	10/31/2003	7.93	0.52	1.17	1.69	(0.54)	–	(0.54)	9.08
	10/31/2002	9.26	0.53	(1.32)	(0.79)	(0.54)	–	(0.54)	7.93
	10/31/2001	9.24	0.63	0.05	0.68	(0.66)	–	(0.66)	9.26
	10/31/2000	9.67	0.64	(0.37)	0.27	(0.64)	(0.06)	(0.70)	9.24
	10/31/1999	10.42	0.60	(0.54)	0.06	(0.61)	(0.20)	(0.81)	9.67

	For the Period Ended (g)	Total Return (c)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	3.64%	$298,886	1.09%	1.09%	5.67%	24%
	10/31/2003	22.74	193,708	1.22	1.22	6.57	46
	10/31/2002	(8.48)	60,332	1.35	1.35	6.61	64
	10/31/2001	8.12	50,755	1.41	1.41	7.35	16
	10/31/2000	3.37	49,259	1.36	1.36	7.34	11
	10/31/1999	1.09	59,082	1.38	1.38	6.41	27
Class B	04/30/2004	3.19	50,712	1.74	1.74	5.02	24
	10/31/2003	21.94	51,511	1.87	1.87	5.92	46
	10/31/2002	(9.03)	31,336	2.00	2.00	5.96	64
	10/31/2001	7.45	35,471	2.06	2.06	6.70	16
	10/31/2000	2.74	13,808	2.01	2.01	6.69	11
	10/31/1999	0.38	12,930	2.03	2.03	5.76	27
Class C	04/30/2004	3.19	9,138	1.74	1.74	5.02	24
	10/31/2003	19.52	8,403	1.87	1.87	5.92	46
Class C2	04/30/2004	3.19	15,333	1.74	1.74	5.02	24
	10/31/2003	21.94	17,473	1.87	1.87	5.92	46
	10/31/2002	(9.03)	6,340	2.00	2.00	5.96	64
	10/31/2001	7.45	8,267	2.06	2.06	6.70	16
	10/31/2000	2.74	1,025	2.01	2.01	6.69	11
Class M	04/30/2004	3.25	4,859	1.64	1.64	5.12	24
	10/31/2003	22.06	5,774	1.77	1.77	6.02	46
	10/31/2002	(8.95)	5,934	1.90	1.90	6.06	64
	10/31/2001	7.56	8,005	1.96	1.96	6.80	16
	10/31/2000	2.84	4,319	1.91	1.91	6.79	11
	10/31/1999	0.54	5,515	1.93	1.93	5.86	27

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Conservative High-Yield Bond    9

TA IDEX Transamerica Conservative High-Yield Bond

FINANCIAL HIGHLIGHTS (continued)

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003, and 4/30/2004.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	The inception date for the Fund’s offering of share classes are as follows:

Class C – November 11, 2002

Class C2 – November 1, 1999

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Conservative High-Yield Bond    10

TA IDEX Transamerica Conservative High-Yield Bond

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX Transamerica Conservative High-Yield Bond (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on June 14, 1985.

On March 1, 2004, the Fund changed its name from IDEX Transamerica Conservative High-Yield Bond to TA IDEX Transamerica Conservative High-Yield Bond.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Investment company securities are valued at net asset value of the underlying portfolios.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $18 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Conservative High-Yield Bond    11

TA IDEX Transamerica Conservative High-Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account Maintenance Fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder’s account.

No fee will be charged under the following conditions:

•	accounts opened within the preceding 24 months

•	accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•	accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•	UTMA/UGMA accounts

•	Fiduciary accounts

•	B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the period ended April 30, 2004, this fee totaled $2. These fees are included in Paid in Capital in the Statement of Assets & Liabilities.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

AEGON USA Investment Management, Inc. is both a sub-adviser to the Fund and an affiliate of the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds):

	Net Assets	% of Net Assets
IDEX Asset Allocation - Conservative Portfolio	$62,246	16%
IDEX Asset Allocation - Moderate Growth Portfolio	73,532	19%
IDEX Asset Allocation - Moderate Portfolio	122,565	32%

Total	$258,343	67%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.60% of ANA

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.25% Expense Limit

If total fund expenses fall below the annual expense limitation agreed to by the adviser within the succeeding three years, the fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at April 30, 2004.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Conservative High-Yield Bond    12

TA IDEX Transamerica Conservative High-Yield Bond

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$53
Retained by Underwriter	8
Contingent Deferred Sales Charges	158

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $26 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $98 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2004, the value of invested plan amount was $15. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$176,050
U.S. Government	7,968
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	68,779
U.S. Government	7,924

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$1,984	October 31, 2008
1,519	October 31, 2009
5,464	October 31, 2010
5,283	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, were as follows:

Federal Tax Cost Basis	$386,721

Unrealized Appreciation	$13,560
Unrealized (Depreciation)	(3,722)

Net Unrealized Appreciation (Depreciation)	$9,838

NOTE 5.	SUBSEQUENT EVENTS

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Conservative High-Yield Bond    13

TA IDEX Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (1.9%)

Amusement & Recreation Services (1.9%)
Mandalay Resort Group (a)(c) 1.86%, due 03/21/2033	$2,750	$3,860

Total Corporate Debt Securities (cost: $3,148)		3,860

CONVERTIBLE BONDS (82.2%)

Air Transportation (3.6%)
American Airlines, Inc–144A 4.25%, due 09/23/2023	4,250	4,022
JetBlue Airways Corporation–144A 3.50%, due 07/15/2033	3,050	3,172

Automotive (1.4%)
American Axle & Manufacturing, Inc.– 144A (a)(d) 2.00%, due 02/15/2024	2,750	2,791

Business Credit Institutions (3.8%)
Financial Federal Corporation–144A (a) 2.00%, due 04/15/2034	5,000	4,887
Structured Investment Corporation–144A 0.25%, due 08/05/2013	3,000	2,685

Commercial Banks (4.4%)
Bank of America Corporation 0.25%, due 04/30/2014	4,000	3,940
Wells Fargo & Company 0.25%, due 04/29/2014	5,000	4,725

Communication (1.4%)
Crown Castle International Corp. 4.00%, due 07/15/2010	1,800	2,819

Communications Equipment (1.7%)
Comtech Telecommunications Corp.–144A (e) 2.00%, due 02/01/2024	4,400	3,416

Computer & Data Processing Services (7.4%)
GTECH Holdings Corporation (a) 1.75%, due 12/15/2021	2,000	4,468
Openwave Systems, Inc.–144A 2.75%, due 09/09/2008	6,000	5,520
RealNetworks, Inc. Zero coupon, due 07/01/2010	5,100	4,622

Department Stores (1.8%)
Saks Incorporated–144A (a) 2.00%, due 03/15/2024	3,500	3,513

Electrical Goods (1.7%)
Avnet, Inc (a) 2.00%, due 03/15/2034	3,250	3,278

Electronic Components & Accessories (1.9%)
Micron Technology, Inc.–144A (a) 2.50%, due 02/01/2010	2,250	2,942
Micron Technology, Inc. (a) 2.50%, due 02/01/2010	600	785

Health Services (1.8%)
Matria Healthcare, Inc.–144A 4.88%, due 05/01/2024	3,500	3,500
Hotels & Other Lodging Places (2.5%)
Host Marriott, L.P.–144A 3.25%, due 04/15/2024	5,000	4,881

	Principal	Value
Instruments & Related Products (1.8%)
Roper Industries, Inc. (a)(g) 1.48%, due 01/15/2034	$8,500	$3,655
Insurance (0.5%)
Leucadia National Corporation–144A (a) 3.75%, due 04/15/2014	1,000	1,011

Manufacturing Industries (7.7%)
International Game Technology (a) Zero coupon, due 01/29/2033	4,900	4,116
K2 Corporation–144A 5.00%, due 06/15/2010	4,500	6,204
Shuffle Master, Inc.–144A (a) 1.25%, due 04/15/2024	4,850	4,977

Mining (0.6%)
Massey Energy Company–144A (a) 2.25%, due 04/01/2024	1,200	1,227

Motion Pictures (2.8%)
Lions Gate Entertainment Corp.–144A 4.88%, due 12/15/2010	4,000	5,480

Pharmaceuticals (10.0%)
Allergan, Inc. Zero coupon, due 11/06/2022	3,500	3,658
Indevus Pharmaceuticals, Inc. 6.25%, due 07/15/2008	1,500	2,023
Indevus Pharmaceuticals, Inc.–144A 6.25%, due 07/15/2008	1,900	2,563
Medarex, Inc.–144A 2.25%, due 05/15/2011	4,000	3,930
Teva Pharmaceutical Finance BV 0.25%, due 02/01/2024	2,400	2,448
Teva Pharmaceutical Finance BV–144A (a) 0.38%, due 11/15/2022	2,000	2,938
Watson Pharmaceuticals, Inc.–144A 1.75%, due 03/15/2023	1,950	2,140

Primary Metal Industries (1.5%)
Inco Limited (a) Zero coupon, due 03/29/2021	3,500	2,923

Printing & Publishing (2.2%)
Bowne & Co. Inc (a) 5.00%, due 10/01/2033	3,725	4,372
Radio, Television & Computer Stores (3.0%)
Guitar Center, Inc. 4.00%, due 07/15/2013	4,250	5,854
Research & Testing Services (1.5%)
deCODE genetics, Inc.–144A 3.50%, due 04/15/2011	3,250	3,063

Retail Trade (1.5%)
Dick’s Sporting Goods, Inc.–144A (f) 1.61%, due 02/18/2024	4,400	3,014

Security & Commodity Brokers (2.6%)
Morgan Stanley Zero coupon, due 08/15/2033	5,000	5,063
Telecommunications (9.1%)
Millicom International Cellular–144A 10.00%, due 11/20/2008	4,000	7,040
Nextel Partners, Inc.–144A 1.50%, due 11/15/2008	4,900	6,260

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Convertible Securities    1

TA IDEX Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands) (unaudited)

	Principal	Value
Telecommunications (continued)
NII Holdings, Inc.–144A (a) 2.88%, due 02/01/2034	$4,500	$4,635

Water Transportation (4.0%)
CP Ships Limited–144A 4.00%, due 06/30/2024	3,300	3,242
Royal Caribbean Cruises Ltd. Zero coupon, due 02/02/2021	4,000	2,085
Zero coupon, due 05/18/2021	4,000	2,670

Total Convertible Bonds (cost: $154,426)		162,557

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (17.0%)

Automotive (2.9%)
Ford Motor Company Capital Trust II	100,000	$5,643

Commercial Banks (2.0%)
State Street Corporation	17,000	3,948

Communications Equipment (3.3%)
Motorola, Inc.–Units (a)	85,000	4,262
Nortel Networks Corporation	33	2,255

Insurance (1.8%)
Anthem, Inc.	34,550	3,570

Life Insurance (1.6%)
Prudential Financial, Inc.–Units	46,600	3,147

Metal Mining (2.4%)
Freeport-McMoRan Cooper & Gold Inc.–144A (a)	5,500	4,833

Security & Commodity Brokers (3.0%)
Morgan Stanley	99,475	6,012

Total Convertible Preferred Stocks (cost: $33,869)		33,670

	Principal	Value
SECURITY LENDING COLLATERAL (22.3%)

Debt (12.2%)
Bank Notes (2.2%)
Canadian Imperial Bank of Commerce 1.10%, due 11/04/2004	$2,191	$2,191
Fleet National Bank 1.00%, due 07/21/2004	2,191	2,191

	Principal	Value
Euro Dollar Overnight (1.1%)
Credit Agricole Indosuez 1.00%, due 05/07/2004	$1,315	$1,315
Royal Bank of Scotland Group PLC (The) 1.00%, due 05/07/2004	789	789

Euro Dollar Terms (3.0%)
Bank of Montreal 1.02%, due 05/21/2004	256	256
BNP Paribas SA 1.01%, due 05/18/2004 1.08%, due 07/29/2004	1,315 1,315	1,315 1,315
Den Danske Bank 1.02%, due 05/20/2004	876	876
Royal Bank of Scotland Group PLC (The) 1.05%, due 07/15/2004	876	876
Wells Fargo & Company 1.02%, due 05/14/2004	1,315	1,315

Promissory Notes (1.5%)
Goldman Sachs Group, Inc. (The) 1.13%, due 07/29/2004	3,067	3,067

Repurchase Agreements (4.4%) (b)
Merrill Lynch & Co., Inc. 1.04% Repurchased Agreement dated 04/30/2004 to be repurchased at $8,763 on 05/03/2004	8,763	8,763

	Shares	Value
Investment Companies (10.1%)

Money Market Funds (10.1%)
American AAdvantage Select Fund 1-day yield of 0.98%	2,629,030	$2,629
Barclays Institutional Money Market Fund 1-day yield of 1.02%	6,134,404	6,134
Merrill Lynch Premier Institutional Fund 1-day yield of 0.97%	2,374,483	2,374
Merrimac Cash Series Fund– Premium Class 1-day yield of 0.99%	8,763,434	8,763

Total Security Lending Collateral (cost: $44,169)		44,169

Total Investment Securities (cost: $235,612)		$244,256

SUMMARY:
Investments, at value	123.4%	$244,256
Liabilities in excess of other assets	(23.4)%	(46,256)

Net assets	100.0%	$198,000

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Convertible Securities    2

TA IDEX Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands) (unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	At April 30, 2004, all or a portion of this security is on loan (see Note 1). The value at April 30, 2004, of all securities on loan is $42,868.
(b)	Cash collateral for the Repurchase Agreements, valued at $8,939, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%–9.75% and maturity dates ranging from 08/15/2004–11/15/2096, including some issues having a perpetual maturity.
(c)	Floating or variable rate note. Rate is listed as of April 30, 2004.
(d)	Securities are stepbonds. American Axle & Manufacturing, Inc.–144A has a coupon rate of 2.00% until 02/15/2011, thereafter the coupon rate will be 0.00%.
(e)	Securities are stepbonds. Comtech Telecommunications Corp.–144A has a coupon rate of 2.00% until 02/01/2011, thereafter the coupon rate will be 0.00%.
(f)	Securities are stepbonds. Dick’s Sporting Goods, Inc.–144A has a coupon rate of 1.61% until 02/18/2009, thereafter the coupon rate will be 0.00%.
(g)	Securities are stepbonds. Roper Industries, Inc. has a coupon rate of 1.48% until 01/15/2009, thereafter the coupon rate will be 0.00%.

DEFINITIONS:

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, these securities aggregated $103,886 or 52.5% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Convertible Securities    3

TA IDEX Transamerica Convertible Securities

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $235,612) (including securities loaned of $42,868)	$244,256
Receivables:
Investment securities sold	7,351
Shares of beneficial interest sold	23
Interest	822
Other	36

252,488

Liabilities:
Investment securities purchased	7,500
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	26
Management and advisory fees	127
Distribution fees	67
Due to custodian	2,529
Transfer agent fees	10
Payable for collateral for securities on loan	44,169
Other	60

54,488

Net Assets	$198,000

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$178,593
Undistributed net investment income (loss)	308
Undistributed net realized gain (loss) from investment securities	10,455
Net unrealized appreciation (depreciation) on investment securities	8,644

Net Assets	$198,000

Net Assets by Class:
Class A	$184,089
Class B	6,756
Class C	5,515
Class C2	1,172
Class M	468
Shares Outstanding:
Class A	15,932
Class B	586
Class C	478
Class C2	102
Class M	41
Net Asset Value Per Share:
Class A	$11.55
Class B	11.54
Class C	11.54
Class C2	11.54
Class M	11.54
Maximum Offering Price Per Share (a):
Class A	$12.13
Class M	11.66

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$2,168
Dividends	816
Income from loaned securities–net	33

3,017

Expenses:
Management and advisory fees	741
Transfer agent fees	10
Printing and shareholder reports	5
Custody fees	9
Administration fees	17
Legal fees	2
Auditing and accounting fees	5
Trustees fees	3
Registration fees	24
Other	5
Distribution and service fees:
Class A	321
Class B	33
Class C	27
Class C2	6
Class M	2

Total expenses	1,210

Net Investment Income (Loss)	1,807

Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	10,455
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	(3,295)

Net Gain (Loss) on Investment Securities	7,160

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,967

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Convertible Securities    4

TA IDEX Transamerica Convertible Securities

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$1,807	$1,785
Net realized gain (loss) from investment securities	10,455	3,558
Net unrealized appreciation (depreciation) on investment securities	(3,295)	12,078

	8,967	17,421

Distributions to Shareholders:
From net investment income:
Class A	(1,664)	(1,469)
Class B	(42)	(51)
Class C	(34)	(21)
Class C2	(8)	(17)
Class M	(3)	(7)

	(1,751)	(1,565)

From net realized gains:
Class A	(2,962)	–
Class B	(104)	–
Class C	(87)	–
Class C2	(20)	–
Class M	(8)	–

	(3,181)	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	974	150,345
Class B	1,261	5,369
Class C	501	4,921
Class C2	483	761
Class M	149	234

	3,368	161,630

Dividends and distributions reinvested:
Class A	4,619	1,466
Class B	99	31
Class C	89	15
Class C2	20	11
Class M	12	7

	4,839	1,530

Cost of shares redeemed:
Class A	(459)	(1,341)
Class B	(1,234)	(763)
Class C	(224)	(219)
Class C2	(565)	(701)
Class M	(183)	(154)

	(2,665)	(3,178)

	5,542	159,982

Net increase (decrease) in net assets	9,577	175,838

Net Assets:
Beginning of period	188,423	12,585

End of period	$198,000	$188,423

Undistributed Net Investment Income (Loss)	$308	$252

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	84	14,376
Class B	108	525
Class C	43	465
Class C2	41	73
Class M	13	24

	289	15,463

Shares issued–reinvested from distributions:
Class A	414	137
Class B	9	3
Class C	8	1
Class C2	2	1
Class M	1	1

	434	143

Shares redeemed:
Class A	(39)	(127)
Class B	(106)	(74)
Class C	(19)	(20)
Class C2	(48)	(67)
Class M	(15)	(16)

	(227)	(304)

Net increase (decrease) in shares outstanding:
Class A	459	14,386
Class B	11	454
Class C	32	446
Class C2	(5)	7
Class M	(1)	9

	496	15,302

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Convertible Securities    5

TA IDEX Transamerica Convertible Securities

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$11.32	$0.11	$0.42	$0.53	$(0.11)	$(0.19)	$(0.30)	$11.55
	10/31/2003	9.39	0.24	1.92	2.16	(0.23)	–	(0.23)	11.32
	10/31/2002	10.00	0.14	(0.67)	(0.53)	(0.08)	–	(0.08)	9.39
Class B	04/30/2004	11.31	0.07	0.42	0.49	(0.07)	(0.19)	(0.26)	11.54
	10/31/2003	9.38	0.17	1.93	2.10	(0.17)	–	(0.17)	11.31
	10/31/2002	10.00	0.11	(0.68)	(0.57)	(0.05)	–	(0.05)	9.38
Class C	04/30/2004	11.31	0.07	0.42	0.49	(0.07)	(0.19)	(0.26)	11.54
	10/31/2003	9.36	0.17	1.95	2.12	(0.17)	–	(0.17)	11.31
Class C2	04/30/2004	11.31	0.07	0.42	0.49	(0.07)	(0.19)	(0.26)	11.54
	10/31/2003	9.38	0.17	1.93	2.10	(0.17)	–	(0.17)	11.31
	10/31/2002	10.00	0.11	(0.68)	(0.57)	(0.05)	–	(0.05)	9.38
Class M	04/30/2004	11.31	0.08	0.42	0.50	(0.08)	(0.19)	(0.27)	11.54
	10/31/2003	9.38	0.18	1.93	2.11	(0.18)	–	(0.18)	11.31
	10/31/2002	10.00	0.12	(0.68)	(0.56)	(0.06)	–	(0.06)	9.38

	For the Period Ended (g)	Total Return (c)	Ratios/Supplemental Data
			Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	4.76%	$184,089	1.18%	1.18%	1.88%	97%
	10/31/2003	23.49	175,175	1.33	1.33	2.27	119
	10/31/2002	(5.42)	10,205	1.73	3.85	2.59	170
Class B	04/30/2004	4.48	6,756	1.83	1.83	1.23	97
	10/31/2003	22.58	6,508	1.98	1.98	1.62	119
	10/31/2002	(5.68)	1,138	2.38	4.50	1.94	170
Class C	04/30/2004	4.48	5,515	1.83	1.83	1.23	97
	10/31/2003	22.84	5,048	1.98	1.98	1.62	119
Class C2	04/30/2004	4.48	1,172	1.83	1.83	1.23	97
	10/31/2003	22.58	1,212	1.98	1.98	1.62	119
	10/31/2002	(5.68)	934	2.38	4.50	1.94	170
Class M	04/30/2004	4.53	468	1.73	1.73	1.33	97
	10/31/2003	22.70	480	1.88	1.88	1.72	119
	10/31/2002	(5.64)	308	2.28	4.40	2.04	170

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	TA IDEX Transamerica Convertible Securities (“the Fund”) commenced operations on March 1, 2002. The inception date for the Fund’s offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Convertible Securities    6

TA IDEX Transamerica Convertible Securities

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX Transamerica Convertible Securities (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on March 1, 2002.

On March 1, 2004, the Fund changed its name from IDEX Transamerica Convertible Securities to TA IDEX Transamerica Convertible Securities.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of Shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $14 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds,

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Convertible Securities    7

TA IDEX Transamerica Convertible Securities

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both a co-subadviser to the Fund and an affiliate of the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds):

	Net Assets	% of Net Assets
IDEX Asset Allocation - Conservative Portfolio	$43,788	22%
IDEX Asset Allocation - Moderate Growth Portfolio	56,036	28%
IDEX Asset Allocation - Moderate Portfolio	78,701	40%

Total	$ 178,525	90%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.75% of ANA

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.35% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at April 30, 2004.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Convertible Securities    8

TA IDEX Transamerica Convertible Securities

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$11
Retained by Underwriter	2
Contingent Deferred Sales Charges	15

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $17 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $10 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2004, the value of invested plan amounts was $3. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$198,037
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	189,395
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, were as follows:

Federal Tax Cost Basis	$235,612

Unrealized Appreciation	15,392
Unrealized (Depreciation)	(6,748)

Net Unrealized Appreciation (Depreciation)	$8,644

NOTE 5.	SUBSEQUENT EVENTS

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Convertible Securities    9

TA IDEX Transamerica Equity

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands) (unaudited)

	Shares	Value

COMMON STOCKS (97.8%)

Apparel & Accessory Stores (2.4%)
TJX Companies, Inc. (The)	75,000	$1,843

Business Services (8.6%)
First Data Corporation	85,000	3,858
Moody’s Corporation	45,000	2,902

Chemicals & Allied Products (3.5%)
Praxair, Inc.	75,000	2,741

Commercial Banks (5.0%)
Northern Trust Corporation	55,000	2,325
State Street Corporation	32,000	1,562

Communication (14.1%)
Cox Communications, Inc.–Class A (a)(b)	95,000	3,106
Echostar Communications Corporation – Class A (a)	90,000	2,987
Liberty Media Corporation–Class A (a)	235,000	2,571
XM Satellite Radio Holdings Inc.– Class A (a)(b)	100,000	2,396

Communications Equipment (5.2%)
QUALCOMM Incorporated	65,000	4,060

Computer & Data Processing Services (4.2%)
Microsoft Corporation	125,000	3,246

Computer & Office Equipment (2.2%)
SanDisk Corporation (a)	73,000	1,687

Drug Stores & Proprietary Stores (3.1%)
Walgreen Co.	70,000	2,414

Electronic Components & Accessories (1.5%)
Intel Corporation	45,000	1,158

Fabricated Metal Products (3.7%)
Gillette Company (The)	70,000	2,864

Hotels & Other Lodging Places (2.7%)
Marriott International, Inc.–Class A (b)	45,000	2,122

Insurance (4.9%)
WellPoint Health Networks Inc. (a)	35,000	3,909

Management Services (3.6%)
Paychex, Inc.	75,000	2,796

Medical Instruments & Supplies (3.6%)
Zimmer Holdings, Inc. (a)	35,000	2,795

Personal Services (3.2%)
Weight Watchers International, Inc. (a)(b)	65,000	2,535

Pharmaceuticals (10.8%)
Allergan, Inc.	35,000	3,082
Genentech, Inc. (a)	26,500	3,254
Pfizer Inc.	60,000	2,146

	Shares	Value

Retail Trade (3.8%)
Staples, Inc.	115,000	$2,962

Transportation & Public Utilities (3.6%)
Expeditors International of Washington, Inc.	70,000	2,813

Trucking & Warehousing (4.5%)
United Parcel Service, Inc.–Class B	50,000	3,508

Variety Stores (3.6%)
Wal-Mart Stores, Inc.	50,000	2,850

Total Common Stocks (cost: $61,033)		76,492

	Principal	Value
SECURITY LENDING COLLATERAL (11.7%)

Debt (6.5%)

Bank Notes (1.2%)
Canadian Imperial Bank of Commerce 1.10%, due 11/04/2004	$452	$452
Fleet National Bank 1.00%, due 07/21/2004	452	452

Euro Dollar Overnight (0.6%)
Credit Agricole Indosuez 1.00%, due 05/07/2004	271	271
Royal Bank of Scotland Group PLC (The) 1.00%, due 05/07/2004	163	163

Euro Dollar Terms (1.6%)
Bank of Montreal
1.02%, due 05/21/2004	53	53
BNP Paribas SA
1.01%, due 05/18/2004	271	271
1.08%, due 07/29/2004	271	271
Den Danske Bank
1.02%, due 05/20/2004	181	181
Royal Bank of Scotland Group PLC (The) 1.05%, due 07/15/2004	181	181
Wells Fargo & Company 1.02%, due 05/14/2004	271	271

Promissory Notes (0.8%)
Goldman Sachs Group, Inc. (The) 1.13%, due 07/29/2004	632	632

Repurchase Agreements (2.3%) (c)
Merrill Lynch & Co., Inc. 1.04% Repurchase Agreement dated 04/30/2004 to be repurchased at $1,805 on 05/03/2004	1,805	1,805

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Equity    1

TA IDEX Transamerica Equity

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands) (unaudited)

	Shares	Value
Investment Companies (5.2%)

Money Market Funds (5.2%)
American AAdvantage Select Fund 1-day yield of 0.98%	541,866	$542
Barclays Institutional Money Market Fund 1-day yield of 1.02%	1,264,354	1,264
Merrill Lynch Premier Institutional Fund 1-day yield of 0.97%	489,401	489
Merrimac Cash Series Fund– Premium Class 1-day yield of 0.99%	1,806,219	1,806

Total Security Lending Collateral (cost: $9,104)		9,104

Total Investment Securities (cost: $70,137)		$85,596

SUMMARY:
Investments, at value	109.5%	$85,596
Liabilities in excess of other assets	(9.5)%	(7,456)

Net assets	100.0%	$78,140

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At April 30, 2004, all or a portion of this security is on loan (see Note 1). The value at April 30, 2004, of all securities on loan is $8,758.
(c)	Cash collateral for the Repurchase Agreements, valued at $1,842, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%–9.75% and maturity dates ranging from 08/15/2004–11/15/2096, including some issues having a perpetual maturity.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Equity    2

TA IDEX Transamerica Equity

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $70,137) (including securities loaned of $8,758)	$85,596
Cash	1,432
Receivables:
Shares of beneficial interest sold	477
Interest	1
Dividends	43
Other	172

87,721

Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	180
Management and advisory fees	215
Distribution fees	28
Transfer agent fees	17
Payable for collateral for securities on loan	9,104
Other	37

9,581

Net Assets	$78,140

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$66,848
Accumulated net investment income (loss)	(322)
Accumulated net realized gain (loss) from investment securities	(3,845)
Net unrealized appreciation (depreciation) on investment securities	15,459

Net Assets	$78,140

Net Assets by Class:
Class A	$68,074
Class B	5,308
Class C	3,348
Class C2	853
Class M	557
Shares Outstanding:
Class A	9,300
Class B	747
Class C	471
Class C2	120
Class M	78
Net Asset Value Per Share:
Class A	$7.32
Class B	7.10
Class C	7.10
Class C2	7.10
Class M	7.14
Maximum Offering Price Per Share (a):
Class A	$7.75
Class M	7.21

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$2
Dividends	206
Income from loaned securities–net	5

213

Expenses:
Management and advisory fees	282
Transfer agent fees	23
Printing and shareholder reports	29
Custody fees	4
Administration fees	10
Legal fees	1
Auditing and accounting fees	5
Trustees fees	2
Registration fees	24
Other	3
Distribution and service fees:
Class A	108
Class B	25
Class C	12
Class C2	4
Class M	3

Total expenses	535

Net Investment Income (Loss)	(322)

Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	1,120
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	3,607

Net Gain (Loss) on Investment Securities	4,727

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,405

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Equity    3

TA IDEX Transamerica Equity

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(322)	$(491)
Net realized gain (loss) from investment securities	1,120	(1,072)
Net unrealized appreciation (depreciation) on investment securities	3,607	14,389

	4,405	12,826

Distributions to Shareholders:
From net investment income:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

From net realized gains:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	8,968	37,805
Class B	1,171	2,327
Class C	2,083	1,359
Class C2	184	370
Class M	44	133

	12,450	41,994

Dividends and distributions reinvested:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Cost of shares redeemed:
Class A	(1,410)	(17,982)
Class B	(778)	(1,240)
Class C	(289)	(4)
Class C2	(104)	(706)
Class M	(151)	(379)

	(2,732)	(20,311)

	9,718	21,683

Net increase (decrease) in net assets	14,123	34,509

Net Assets:
Beginning of period	64,017	29,508

End of period	$78,140	$64,017

Accumulated Net Investment Income (Loss)	$(322)	$–

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	1,239	6,674
Class B	168	394
Class C	299	216
Class C2	26	65
Class M	6	23

	1,738	7,372

Shares issued–reinvested from distributions:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Shares redeemed:
Class A	(195)	(2,972)
Class B	(112)	(209)
Class C	(42)	(1)
Class C2	(15)	(126)
Class M	(22)	(66)

	(386)	(3,374)

Net increase (decrease) in shares outstanding:
Class A	1,044	3,702
Class B	56	185
Class C	257	215
Class C2	11	(61)
Class M	(16)	(43)

	1,352	3,998

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Equity    4

TA IDEX Transamerica Equity

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$6.86	$(0.03)	$0.49	$0.46	$–	$–	$–	$7.32
	10/31/2003	5.52	(0.05)	1.39	1.34	–	–	–	6.86
	10/31/2002	6.38	(0.07)	(0.79)	(0.86)	–	–	–	5.52
	10/31/2001	10.16	(0.10)	(3.68)	(3.78)	–	–	–	6.38
	10/31/2000	10.00	(0.02)	0.18	0.16	–	–	–	10.16
Class B	04/30/2004	6.68	(0.05)	0.47	0.42	–	–	–	7.10
	10/31/2003	5.40	(0.09)	1.37	1.28	–	–	–	6.68
	10/31/2002	6.29	(0.12)	(0.77)	(0.89)	–	–	–	5.40
	10/31/2001	10.12	(0.16)	(3.67)	(3.83)	–	–	–	6.29
	10/31/2000	10.00	(0.06)	0.18	0.12	–	–	–	10.12
Class C	04/30/2004	6.68	(0.05)	0.47	0.42	–	–	–	7.10
	10/31/2003	5.30	(0.09)	1.47	1.38	–	–	–	6.68
Class C2	04/30/2004	6.68	(0.05)	0.47	0.42	–	–	–	7.10
	10/31/2003	5.40	(0.09)	1.37	1.28	–	–	–	6.68
	10/31/2002	6.29	(0.12)	(0.77)	(0.89)	–	–	–	5.40
	10/31/2001	10.12	(0.16)	(3.67)	(3.83)	–	–	–	6.29
	10/31/2000	10.00	(0.06)	0.18	0.12	–	–	–	10.12
Class M	04/30/2004	6.70	(0.05)	0.49	0.44	–	–	–	7.14
	10/31/2003	5.42	(0.08)	1.36	1.28	–	–	–	6.70
	10/31/2002	6.31	(0.11)	(0.78)	(0.89)	–	–	–	5.42
	10/31/2001	10.12	(0.14)	(3.67)	(3.81)	–	–	–	6.31
	10/31/2000	10.00	(0.06)	0.18	0.12	–	–	–	10.12

			Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	6.71%	$68,074	1.44%	1.44%	(0.84)%	4%
	10/31/2003	24.28	56,618	1.56	1.56	(0.87)	55
	10/31/2002	(13.50)	25,127	1.74	2.32	(1.19)	19
	10/31/2001	(37.20)	2,750	1.55	2.75	(1.15)	42
	10/31/2000	1.60	3,053	1.55	6.10	(1.18)	13
Class B	04/30/2004	6.29	5,308	2.09	2.09	(1.49)	4
	10/31/2003	23.70	4,613	2.21	2.21	(1.52)	55
	10/31/2002	(14.22)	2,732	2.39	2.98	(1.84)	19
	10/31/2001	(37.78)	3,070	2.20	3.40	(1.80)	42
	10/31/2000	1.17	2,840	2.20	6.75	(1.83)	13
Class C	04/30/2004	6.29	3,348	2.09	2.09	(1.49)	4
	10/31/2003	26.04	1,435	2.21	2.21	(1.52)	55
Class C2	04/30/2004	6.29	853	2.09	2.09	(1.49)	4
	10/31/2003	23.70	725	2.21	2.21	(1.52)	55
	10/31/2002	(14.22)	914	2.39	2.98	(1.84)	19
	10/31/2001	(37.78)	1,318	2.20	3.40	(1.80)	42
	10/31/2000	1.17	1,118	2.20	6.75	(1.83)	13
Class M	04/30/2004	6.57	557	1.99	1.99	(1.39)	4
	10/31/2003	23.62	626	2.11	2.11	(1.42)	55
	10/31/2002	(14.08)	735	2.29	2.88	(1.74)	19
	10/31/2001	(37.69)	794	2.10	3.30	(1.70)	42
	10/31/2000	1.24	969	2.10	6.65	(1.73)	13

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Equity    5

TA IDEX Transamerica Equity

FINANCIAL HIGHLIGHTS (continued)

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003 and 4/30/2004.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	TA IDEX Transamerica Equity commenced operations on March 1, 2000. The inception date for the Fund’s offering of share class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Equity    6

TA IDEX Transamerica Equity

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX Transamerica Equity (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on March 1, 2000.

On March 1, 2004, the Fund changed its name from IDEX Transamerica Equity to TA IDEX Transamerica Equity.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party. Directed commissions during the period ended April 30, 2004, of $6 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $2 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Equity    7

TA IDEX Transamerica Equity

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account Maintenance Fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder’s account.

No fee will be charged under the following conditions:

•	accounts opened within the preceding 24 months

•	accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)
•	accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•	UTMA/UGMA accounts

•	Fiduciary accounts

•	B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the period ended April 30, 2004, this fee totaled less than $1. These fees are included in Paid in Capital in the Statement of Assets & Liabilities.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation - Conservative Portfolio	$2,915	4%
TA IDEX Asset Allocation -Growth Portfolio	16,611	21%
TA IDEX Asset Allocation - Moderate Growth Portfolio	22,533	29%
TA IDEX Asset Allocation - Moderate Portfolio	19,675	25%

Total	$61,734	79%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

0.80% of the first $500 million of ANA

0.70% of ANA over $500 million

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Equity    8

TA IDEX Transamerica Equity

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.40% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at April 30, 2004.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$21
Retained by Underwriter	3
Contingent Deferred Sales Charges	4

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $10 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $23 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2004, the value of invested plan amounts was $1. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$11,437
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	2,889
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$ 71	October 31, 2008
2,496	October 31, 2009
1,197	October 31, 2010
92	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$71,245

Unrealized Appreciation	$14,838
Unrealized (Depreciation)	(487)

Net Unrealized Appreciation (Depreciation)	$14,351

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Equity    9

TA IDEX Transamerica Equity

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 5.	SUBSEQUENT EVENTS

On May 28, 2004, the Fund acquired all the net assets of TA IDEX Alger Aggressive Growth pursuant to a plan of reorganization. The acquisition was accomplished by a tax-free exchange of 17,122 shares of the Fund for the 6,508 shares of TA IDEX Alger Aggressive Growth outstanding on May 27, 2004. TA IDEX Alger Aggressive Growth’s net assets at that date, $125,279, including $17,570 unrealized depreciation, were combined with those of the Fund. Proceeds in connection with the acquisition were as follows:

	Shares	Amount
Proceeds in connection with the acquisition
Class A	8,474	$62,968
Class B	6,356	45,759
Class C	125	899
Class C2	929	6,690
Class M	1,238	8,963

Total	17,122	$125,279

On June 15, 2004, Class C2 shares will merge into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Equity    10

TA IDEX Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS (6.0%)

U.S. Treasury Note 5.75%, due 11/15/2005	$212	$224
1.88%, due 01/31/2006	695	691
U.S. Treasury Note (a) 1.88%, due 12/31/2005	435	433
2.63%, due 11/15/2006	990	989
4.38%, due 05/15/2007	2,920	3,045
3.00%, due 02/15/2009	1,705	1,662
5.75%, due 08/15/2010	935	1,028
5.00%, due 02/15/2011	1,520	1,603

Total U.S. Government Obligations (cost: $9,705)		9,675

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.6%)
Fannie Mae 4.38%, due 10/15/2006	895	928

Total U.S. Government Agency Obligations (cost: $928)		928

CORPORATE DEBT SECURITIES (77.5%)

Air Transportation (1.9%)
JetBlue Airways Corporation–Series 2004-1 Class C (c) 5.36%, due 03/15/2008	3,000	3,068

Amusement & Recreation Services (7.3%)
Boyd Gaming Corporation–144A 6.75%, due 04/15/2014	2,500	2,463
Isle of Capri Casinos, Inc.–144A 7.00%, due 03/01/2014	2,000	1,960
Mandalay Resort Group 7.63%, due 07/15/2013	3,000	3,225
MGM MIRAGE–144A 5.88%, due 02/27/2014	2,250	2,149
Station Casinos, Inc.–144A 6.88%, due 03/01/2016	2,000	1,990

Beverages (1.9%)
PepsiAmericas, Inc. 3.88%, due 09/12/2007	3,000	3,040

Business Credit Institutions (2.2%)
ChevronTexaco Capital Corporation 3.50%, due 09/17/2007	1,035	1,044
Ford Motor Credit Company 7.00%, due 10/01/2013	2,500	2,571

Business Services (2.3%)
Clear Channel Communications, Inc. 8.00%, due 11/01/2008	3,275	3,748

Chemicals & Allied Products (1.1%)
Dial Corporation (The) 7.00%, due 08/15/2006	890	966
6.50%, due 09/15/2008	600	653
Nalco Company–144A 7.75%, due 11/15/2011	225	237

Commercial Banks (4.4%)
Citizens Banking Corporation 5.75%, due 02/01/2013	75	74

	Principal	Value

Commercial Banks (continued)
Hudson United Bancorp 8.20%, due 09/15/2006	$300	$331
7.00%, due 05/15/2012	310	340
Royal Bank of Scotland Group PLC (The) (c) 7.65%, due 08/31/2049	3,000	3,467
US Bank NA 3.75%, due 02/06/2009	3,000	2,963

Communication (3.2%)
American Tower Corporation–144A 7.50%, due 05/01/2012	125	121
Echostar DBS Corporation–144A 6.38%, due 10/01/2011	2,000	2,023
Liberty Media Corporation 5.70%, due 05/15/2013	3,000	3,000

Construction (0.2%)
Toll Brothers, Inc. 6.88%, due 11/15/2012	250	270

Electric Services (6.0%)
AES Gener SA–144A (a) 7.50%, due 03/25/2014	3,000	2,865
Dominion Resources, Inc. 5.13%, due 12/15/2009	650	666
Duke Energy Corporation 4.20%, due 10/01/2008	3,000	2,972
PSEG Power LLC 5.50%, due 12/01/2015	375	363
Southwestern Public Service Company 5.13%, due 11/01/2006	500	523
TXU Corp. 6.38%, due 06/15/2006	1,625	1,727
6.38%, due 01/01/2008	750	802

Electric, Gas & Sanitary Services (0.5%)
Public Service Company of Colorado–Series A 6.88%, due 07/15/2009	100	111
Xcel Energy Inc. 7.00%, due 12/01/2010	675	756

Food & Kindred Products (5.7%)
Burns, Philp & Company Limited 9.75%, due 07/15/2012	2,000	2,110
ConAgra Foods, Inc. 9.75%, due 03/01/2021	1,900	2,542
Dean Foods Company 6.90%, due 10/15/2017	2,200	2,244
Tyson Foods, Inc. 8.25%, due 10/01/2011	2,000	2,327

Furniture & Fixtures (2.6%)
Lear Corporation 7.96%, due 05/15/2005	4,067	4,281

Holding & Other Investment Offices (1.8%)
EOP Operating Limited Partnership 8.38%, due 03/15/2006	2,150	2,361
Hutchison Whampoa Limited–144A 5.45%, due 11/24/2010	475	468

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Flexible Income    1

TA IDEX Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Hotels & Other Lodging Places (2.1%)
Host Marriott, L.P. 7.13%, due 11/01/2013	$2,000	$2,030
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, due 11/15/2005	1,335	1,402

Instruments & Related Products (1.8%)
RC Trust I 7.00%, due 05/15/2006	5,500	2,975

Insurance (3.9%)
ACE Capital Trust II 9.70%, due 04/01/2030	2,530	3,367
Farmers Insurance Exchange–144A 8.50%, due 08/01/2004	200	202
First American Capital Trust I 8.50%, due 04/15/2012	125	142
Kingsway America Inc.–144A 7.50%, due 02/01/2014	275	271
Liberty Mutual Insurance Company–144A 8.50%, due 05/15/2025	150	171
UnitedHealth Group Incorporated 7.50%, due 11/15/2005	360	387
4.88%, due 04/01/2013	525	517
WellPoint Health Networks Inc. 6.38%, due 06/15/2006	1,185	1,272

Iron & Steel Foundries (0.4%)
Precision Castparts Corp.–144A 5.60%, due 12/15/2013	575	567

Life Insurance (0.3%)
Nationwide Mutual Life Insurance Company–144A 7.50%, due 02/15/2024	415	429

Lumber & Wood Products (2.0%)
Weyerhaeuser Company 7.38%, due 03/15/2032	3,000	3,287

Metal Mining (1.4%)
Barrick Gold Finance, Inc. 7.50%, due 05/01/2007	2,000	2,252

Motion Pictures (5.3%)
News Corporation Limited (The) 7.75%, due 12/01/2045	3,700	4,254
Time Warner Inc. 6.88%, due 05/01/2012	950	1,039
7.63%, due 04/15/2031	3,000	3,283

Oil & Gas Extraction (4.4%)
Chesapeake Energy Corporation 6.88%, due 01/15/2016	2,000	2,030
Evergreen Resources, Inc.–144A 5.88%, due 03/15/2012	2,900	2,871
Occidental Petroleum Corporation 4.25%, due 03/15/2010	350	345
Petrobras International Finance Company–PIFCo (a) 8.38%, due 12/10/2018	2,000	1,880

	Principal	Value

Paper & Allied Products (1.8%)
Domtar Inc. 5.38%, due 12/01/2013	$3,000	$2,911

Petroleum Refining (0.6%)
Premcor Refining Group Inc. (The) 6.13%, due 05/01/2011	1,000	995

Primary Metal Industries (3.4%)
Noranda Inc. 6.00%, due 10/15/2015	3,000	3,029
Phelps Dodge Corporation 8.75%, due 06/01/2011	2,000	2,412

Printing & Publishing (0.5%)
News America Incorporated (a) 6.63%, due 01/09/2008	810	884

Radio & Television Broadcasting (0.4%)
USA Interactive 7.00%, due 01/15/2013	575	626

Restaurants (0.1%)
YUM! Brands, Inc. 7.70%, due 07/01/2012	85	98

Security & Commodity Brokers (2.4%)
Goldman Sachs Group, Inc. (The) 6.35%, due 02/15/2034	3,975	3,799

Telecommunications (2.9%)
America Movil, SA de CV–144A 5.50%, due 03/01/2014	3,000	2,807
Cincinnati Bell Inc. 8.38%, due 01/15/2014	2,000	1,890

Transportation & Public Utilities (0.1%)
Plains All American Pipeline, L.P.–144A 5.63%, due 12/15/2013	100	99

Transportation Equipment (1.2%)
Bombardier Recreational Products–144A (a) 8.38%, due 12/15/2013	2,000	1,980

Wholesale Trade Nondurable Goods (1.4%)
Domino’s, Inc. 8.25%, due 07/01/2011	2,150	2,322

Total Corporate Debt Securities (cost: $129,013)		125,646

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.3%)

Business Credit Institutions (0.3%)
Sovereign Capital Trust IV	9,500	$444

Total Convertible Preferred Stocks (cost: $475)		444

PREFERRED STOCKS (2.7%)

Holding & Other Investment Offices (0.0%)
Saul Centers, Inc.	1,850	48

Real Estate (0.2%)
Chevy Chase Preferred Capital Corporation	4,700	274

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Flexible Income    2

TA IDEX Transamerica Flexible Income

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Savings Institutions (0.3%)
Chevy Chase Bank, F.S.B.	15,650	$430

Telecommunications (2.2%)
Centaur Funding Corp.–144A	2,750	3,484

Total Preferred Stocks (cost: $4,270)		4,236

COMMON STOCKS (0.00%)

Telecommunications (0.0%)
VersaTel Telecom International–Warrants, Expires 05/15/2008 (d)	75		(e)

Total Common Stocks			(e)

	Principal	Value
SECURITY LENDING COLLATERAL (9.7%)

Debt (5.4%)

Bank Notes (1.0%)
Canadian Imperial Bank of Commerce 1.10%, due 11/04/2004	$774	$774
Fleet National Bank 1.00%, due 07/21/2004	774	774

Euro Dollar Overnight (0.5%)
Credit Agricole Indosuez 1.00%, due 05/07/2004	464	464
Royal Bank of Scotland Group PLC (The) 1.00%, due 05/07/2004	279	279

Euro Dollar Terms (1.3%)
Bank of Montreal 1.02%, due 05/21/2004	90	90
BNP Paribas SA 1.01%, due 05/18/2004	464	464
1.08%, due 07/29/2004	464	464
Den Danske Bank 1.02%, due 05/20/2004	309	309
Royal Bank of Scotland Group PLC (The) 1.05%, due 07/15/2004	309	309
Wells Fargo & Company 1.02%, due 05/14/2004	464	464

	Principal	Value

Promissory Notes (0.7%)
Goldman Sachs Group, Inc. (The) 1.13%, due 07/29/2004	$1,083	$1,083

Repurchase Agreements (1.9%) (b)
Merrill Lynch & Co., Inc. 1.04% Repurchase Agreement dated 04/30/2004 to be repurchased at $3,096 on 05/03/2004	3,096	3,096

	Shares	Value
Investment Companies (4.3%)

Money Market Funds (4.3%)
American AAdvantage Select Fund 1-day yield of 0.98%	928,412	$928
Barclays Institutional Money Market Fund 1-day yield of 1.02%	2,166,295	2,166
Merrill Lynch Premier Institutional Fund 1-day yield of 0.97%	838,522	839
Merrimac Cash Series Fund–Premium Class 1-day yield of 0.99%	3,094,708	3,095

Total Security Lending Collateral (cost: $15,598)		15,598

Total Investment Securities (cost: $159,989)		$156,527

SUMMARY:
Investments, at value	96.8%	$156,527
Other assets in excess of liabilities	3.2%	5,104

Net assets	100.0%	$161,631

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	At April 30, 2004, all or a portion of this security is on loan (see Note 1). The value at April 30, 2004, of all securities on loan is $15,216.
(b)	Cash collateral for the Repurchase Agreements, valued at $3,157, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%–9.75% and maturity dates ranging from 08/15/2004–11/15/2096, including some issues having a perpetual maturity.
(c)	Floating or variable rate note. Rate is listed as of April 30, 2004.
(d)	No dividends were paid during the preceding twelve months.
(e)	Value is less than $1.

DEFINITIONS:

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, these securities aggregated $27,157 or 16.8% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Flexible Income    3

TA IDEX Transamerica Flexible Income

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $159,989) (including securities loaned of $15,216)	$156,527
Cash	19,278
Receivables:
Shares of beneficial interest sold	27
Interest	2,202
Dividends	8
Other	29

178,071

Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	461
Management and advisory fees	108
Distribution fees	91
Transfer agent fees	113
Dividends to shareholders	1
Payable for collateral for securities on loan	15,598
Other	68

16,440

Net Assets	$161,631

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$156,301
Accumulated net investment income (loss)	311
Accumulated net realized gain (loss) from:
Investment securities	9,506
Future contracts	(1,010)
Foreign currency transaction	(12)
Net unrealized appreciation (depreciation) on:
Investment securities	(3,465)

Net Assets	$161,631

Net Assets by Class:
Class A	$82,773
Class B	54,519
Class C	5,597
Class C2	8,402
Class M	10,340
Share Outstanding:
Class A	8,328
Class B	5,489
Class C	564
Class C2	846
Class M	1,041
Net Asset Value Per Share:
Class A	$9.94
Class B	9.93
Class C	9.93
Class C2	9.93
Class M	9.93
Maximum Offering Price Per Share (a):
Class A	$10.44
Class M	10.03

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$4,527
Dividends	30
Income from loaned securities–net	26

4,583

Expenses:
Management and advisory fees	730
Transfer agent fees	135
Printing and shareholder reports	63
Custody fees	17
Administration fees	15
Legal fees	5
Auditing and accounting fees	5
Trustees fees	6
Registration fees	30
Other	15
Distribution and service fees:
Class A	154
Class B	305
Class C	37
Class C2	56
Class M	52

Total expenses	1,625

Net Investment Income (Loss)	2,958

Net Realized Gain (Loss) from:
Investment securities	9,218
Futures contracts	(1,010)
Foreign currency transactions	(12)

8,196

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	(10,304)
Futures contracts	346
Translation of assets and liabilities denominated in foreign currencies	103

(9,855)

Net Gain (Loss) on Investments, Futures Contracts, and Foreign Currency Transactions	(1,659)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,299

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Flexible Income    4

TA IDEX Transamerica Flexible Income

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$2,958	$6,384
Net realized gain (loss) from investment securities, futures contracts and foreign currency transactions	8,196	3,731
Net unrealized appreciation (depreciation) on investment securities, futures contracts, and foreign currency translations	(9,855)	1,116

	1,299	11,231

Distributions to Shareholders:
From net investment income:
Class A	(1,604)	(3,126)
Class B	(914)	(2,115)
Class C	(111)	(130)
Class C2	(169)	(470)
Class M	(179)	(449)

	(2,977)	(6,290)

From net realized gains:
Class A	(1,358)	–
Class B	(970)	–
Class C	(123)	–
Class C2	(193)	–
Class M	(181)	–

	(2,825)	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,962	81,059
Class B	2,489	28,769
Class C	339	10,260
Class C2	511	9,606
Class M	172	2,737

	8,473	132,431

Dividends and distributions reinvested:
Class A	2,832	2,920
Class B	1,507	1,678
Class C	166	101
Class C2	286	366
Class M	327	403

	5,118	5,468

Cost of shares redeemed:
Class A	(10,622)	(60,370)
Class B	(17,463)	(29,848)
Class C	(2,923)	(2,214)
Class C2	(6,352)	(13,557)
Class M	(2,440)	(6,886)

	(39,800)	(112,875)

	(26,209)	25,024

Net increase (decrease) in net assets	(30,712)	29,965

Net Assets:
Beginning of period	192,343	162,378

End of period	$161,631	$192,343

Undistributed Net Investment Income (Loss)	$311	$330

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	487	8,049
Class B	244	2,820
Class C	33	1,008
Class C2	50	940
Class M	17	266

	831	13,083

Shares issued–reinvested from distributions:
Class A	279	287
Class B	149	165
Class C	16	10
Class C2	28	36
Class M	32	40

	504	538

Shares redeemed:
Class A	(1,046)	(5,946)
Class B	(1,715)	(2,936)
Class C	(288)	(216)
Class C2	(623)	(1,335)
Class M	(240)	(679)

	(3,912)	(11,112)

Net increase (decrease) in shares outstanding
Class A	(280)	2,390
Class B	(1,322)	49
Class C	(239)	802
Class C2	(545)	(359)
Class M	(191)	(373)

	(2,577)	2,509

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Flexible Income    5

TA IDEX Transamerica Flexible Income

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$10.21	$0.18	$(0.10)	$0.08	$(0.19)	$(0.16)	$(0.35)	$9.94
	10/31/2003	9.94	0.36	0.27	0.63	(0.36)	–	(0.36)	10.21
	10/31/2002	9.99	0.40	0.02	0.42	(0.41)	(0.06)	(0.47)	9.94
	10/31/2001	9.26	0.47	0.71	1.18	(0.45)	–	(0.45)	9.99
	10/31/2000	9.46	0.57	(0.19)	0.38	(0.58)	–	(0.58)	9.26
	10/31/1999	9.84	0.54	(0.38)	0.16	(0.54)	–	(0.54)	9.46
Class B	04/30/2004	10.20	0.15	(0.11)	0.04	(0.15)	(0.16)	(0.31)	9.93
	10/31/2003	9.94	0.30	0.25	0.55	(0.29)	–	(0.29)	10.20
	10/31/2002	9.99	0.34	0.02	0.36	(0.35)	(0.06)	(0.41)	9.94
	10/31/2001	9.26	0.37	0.74	1.11	(0.38)	–	(0.38)	9.99
	10/31/2000	9.46	0.51	(0.19)	0.32	(0.52)	–	(0.52)	9.26
	10/31/1999	9.83	0.49	(0.38)	0.11	(0.48)	–	(0.48)	9.46
Class C	04/30/2004	10.20	0.15	(0.11)	0.04	(0.15)	(0.16)	(0.31)	9.93
	10/31/2003	9.98	0.29	0.22	0.51	(0.29)	–	(0.29)	10.20
Class C2	04/30/2004	10.20	0.14	(0.10)	0.04	(0.15)	(0.16)	(0.31)	9.93
	10/31/2003	9.94	0.30	0.25	0.55	(0.29)	–	(0.29)	10.20
	10/31/2002	9.99	0.35	0.01	0.36	(0.35)	(0.06)	(0.41)	9.94
	10/31/2001	9.26	0.41	0.70	1.11	(0.38)	–	(0.38)	9.99
	10/31/2000	9.46	0.51	(0.19)	0.32	(0.52)	–	(0.52)	9.26
Class M	04/30/2004	10.20	0.15	(0.10)	0.05	(0.16)	(0.16)	(0.32)	9.93
	10/31/2003	9.94	0.31	0.25	0.56	(0.30)	–	(0.30)	10.20
	10/31/2002	9.99	0.36	0.01	0.37	(0.36)	(0.06)	(0.42)	9.94
	10/31/2001	9.26	0.42	0.70	1.12	(0.39)	–	(0.39)	9.99
	10/31/2000	9.46	0.52	(0.19)	0.33	(0.53)	–	(0.53)	9.26
	10/31/1999	9.84	0.49	(0.38)	0.11	(0.49)	–	(0.49)	9.46

			Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	0.66%	$82,773	1.49%	1.49%	3.64%	118%
	10/31/2003	6.39	87,898	1.49	1.50	3.56	164
	10/31/2002	4.45	61,815	1.62	1.65	4.23	245
	10/31/2001	13.14	29,600	1.68	1.70	4.84	315
	10/31/2000	4.10	16,530	1.84	1.87	6.17	166
	10/31/1999	1.70	14,963	1.85	2.00	5.72	100
Class B	04/30/2004	0.33	54,519	2.14	2.14	2.99	118
	10/31/2003	5.59	69,502	2.14	2.15	2.91	164
	10/31/2002	3.83	67,220	2.27	2.30	3.58	245
	10/31/2001	12.28	40,435	2.33	2.35	4.19	315
	10/31/2000	3.46	14,008	2.49	2.51	5.52	166
	10/31/1999	1.01	9,006	2.50	2.65	5.07	100
Class C	04/30/2004	0.33	5,597	2.14	2.14	2.99	118
	10/31/2003	5.16	8,178	2.14	2.15	2.91	164
Class C2	04/30/2004	0.33	8,402	2.14	2.14	2.99	118
	10/31/2003	5.59	14,192	2.14	2.15	2.91	164
	10/31/2002	3.83	17,391	2.27	2.30	3.58	245
	10/31/2001	12.28	11,246	2.33	2.35	4.19	315
	10/31/2000	3.46	8,169	2.49	2.51	5.52	166
Class M	04/30/2004	0.38	10,340	2.04	2.04	3.09	118
	10/31/2003	5.69	12,573	2.04	2.05	3.01	164
	10/31/2002	3.93	15,952	2.17	2.20	3.68	245
	10/31/2001	12.40	14,745	2.23	2.25	4.29	315
	10/31/2000	3.56	6,220	2.39	2.41	5.62	166
	10/31/1999	1.11	3,778	2.40	2.55	5.17	100

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Flexible Income    6

TA IDEX Transamerica Flexible Income

FINANCIAL HIGHLIGHTS (continued)

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003 and 4/30/2004.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	The inception date for the Fund’s offering of share classes are as follows:

Class C – November 11, 2002

Class C2 – November 1, 1999

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Flexible Income    7

TA IDEX Transamerica Flexible Income

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX Transamerica Flexible Income (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on June 29,1987.

On March 1, 2004, the Fund changed its name from IDEX Janus Flexible Income to TA IDEX Transamerica Flexible Income and changed its sub-adviser from Janus Capital Management, LLC to Transamerica Investment Management, LLC.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using closing exchange rates. Many foreign securities markets are open for trading at times when the U.S. markets are closed for trading, and many foreign securities markets close for trading before the close of the NYSE. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem shares. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” If market quotations are not readily available, and the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee. Factors that may be considered to value foreign securities at fair market value may include, among others: the value of other securities traded on other markets, foreign currency exchange activity and the trading of financial products tied to foreign securities.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

The Fund values its investment securities at fair value based upon procedures approved by the Board of Trustees on day when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of investments.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Flexible Income    8

TA IDEX Transamerica Flexible Income

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $11 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund. Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at April 30, 2004, are listed in the Schedule of Investments.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterpart to meet the contract terms.

The underlying face amounts of open futures contracts at April 30, 2004, are listed in the Schedule of Investments. The variation margin payable is included in the accompanying Statements of Assets and

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Flexible Income    9

TA IDEX Transamerica Flexible Income

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

Liabilities. Variation margin payable represents the additional payments due in order to maintain the equity account at the required margin level.

Account Maintenance Fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder’s account.

No fee will be charged under the following conditions:

•	accounts opened within the preceding 24 months

•	accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•	accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•	UTMA/UGMA accounts

•	Fiduciary accounts

•	B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the period ended April 30, 2004, this fee totaled $1. These fees are included in Paid in Capital in the Statement of Assets & Liabilities.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation - Conservative Portfolio	$13,878	9%
TA IDEX Asset Allocation - Moderate Growth Portfolio	13,563	8%
TA IDEX Asset Allocation - Moderate Portfolio	22,936	14%

Total	$50,377	31%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

From November 1, 2003 to February 28, 2004:

0.875% of the first $100 million of ANA

0.775% of the next $150 million of ANA

0.675% of ANA over $250 million

From March 1, 2003 on:

0.80% of the first $100 million of ANA

0.775% of the next $150 million of ANA

0.675% of ANA over $250 million

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.50% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at April 30, 2004.

The sub-adviser, Janus Capital Management, LLC, has agreed to a pricing discount based on the aggregate assets that they manage in the AEGON/Transamerica Series Fund, Inc. and Transamerica IDEX Mutual Funds. The amount of the discount received by the Fund at April 30, 2004 was $1.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Flexible Income    10

TA IDEX Transamerica Flexible Income

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$49
Retained by Underwriter	6
Contingent Deferred Sales Charges	176

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $15 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $135 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2004, the value of invested plan amount was $8. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$145,361
U.S. Government	57,709
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	145,622
U.S. Government	103,836

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$160,003

Unrealized Appreciation	$962
Unrealized (Depreciation)	(4,438)

Net Unrealized Appreciation (Depreciation)	$(3,476)

NOTE 5.	SUBSEQUENT EVENTS

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Flexible Income    11

TA IDEX Transamerica Flexible Income

SUPPLEMENTAL INFORMATION

RESULTS OF SHAREHOLDER PROXY (unaudited)

TA IDEX Transamerica Flexible Income

At a special meeting of shareholders held on February 25, 2004, the results of the Proposal were as follows:

Proposal 1:     Approval of a new sub-advisory agreement between AEGON/Transamerica Fund Advisers, Inc. and Transamerica Investment Management, LLC on behalf of the Fund.

For	Against	Abstentions/Broker Non-Votes
92.09%	1.80%	6.11%

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Annual Report 2004

TA IDEX Transamerica Flexible Income    12

TA IDEX Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (90.5%)

Automotive (4.4%)
Gentex Corporation (b)	310,000	$12,192

Business Credit Institutions (4.0%)
Financial Federal Corporation (a)(b)	350,000	10,955

Business Services (3.0%)
Moody’s Corporation	130,000	8,386

Communication (4.7%)
Global Payments Inc.	175,000	8,397
XM Satellite Radio Holdings Inc.–Class A (a)(b)	190,000	4,552

Computer & Data Processing Services (14.6%)
GTECH Holdings Corporation	240,000	14,621
RealNetworks, Inc. (a)	1,700,000	9,775
SkillSoft PLC–ADR (a)	1,275,000	15,938

Educational Services (4.6%)
DeVRY Inc. (a)(b)	440,000	12,672

Electronic & Other Electric Equipment (3.3%)
Gemstar-TV Guide International, Inc. (a)	1,600,000	8,944

Industrial Machinery & Equipment (2.0%)
Graco Inc.	195,000	5,499

Management Services (5.3%)
ServiceMaster Company (The)	1,200,000	14,556

Oil & Gas Extraction (4.8%)
EOG Resources, Inc.	270,000	13,298

Paper & Allied Products (2.1%)
Pactiv Corporation (a)	250,000	5,738

Paperboard Containers & Boxes (4.4%)
Packaging Corporation of America	545,000	11,979

Personal Services (5.0%)
Weight Watchers International, Inc. (a)(b)	350,000	13,650

Pharmaceuticals (4.6%)
Techne Corporation (a)	325,000	12,662

Radio, Television & Computer Stores (4.2%)
RadioShack Corporation	380,000	11,689

Restaurants (4.8%)
IHOP Corp.	357,600	13,285

Security & Commodity Brokers (4.5%)
BlackRock, Inc.	199,500	12,408

Transportation & Public Utilities (10.2%)
C.H. Robinson Worldwide, Inc.	335,000	13,748
Expeditors International of Washington, Inc.	355,000	14,267

Total Common Stocks (cost: $191,614)		249,211

	Principal	Value
SECURITY LENDING COLLATERAL (13.7%)

Debt (7.6%)

Bank Notes (1.4%)
Canadian Imperial Bank of Commerce
1.10%, due 11/04/2004	$1,868	$1,868
Fleet National Bank
1.00%, due 07/21/2004	1,868	1,868

Euro Dollar Overnight (0.7%)
Credit Agricole Indosuez
1.00%, due 05/07/2004	1,121	1,121
Royal Bank of Scotland Group PLC (The)
1.00%, due 05/07/2004	672	672

Euro Dollar Terms (1.8%)
Bank of Montreal
1.02%, due 05/21/2004	218	218
BNP Paribas SA
1.01%, due 05/18/2004	1,121	1,121
1.08%, due 07/29/2004	1,121	1,121
Den Danske Bank
1.02%, due 05/20/2004	747	747
Royal Bank of Scotland Group PLC (The)
1.05%, due 07/15/2004	747	747
Wells Fargo & Company
1.02%, due 05/14/2004	1,121	1,121

Promissory Notes (1.0%)
Goldman Sachs Group, Inc. (The)
1.13%, due 07/29/2004	2,615	2,615

Repurchase Agreements (2.7%) (c)
Merrill Lynch & Co., Inc. 1.04% Repurchase Agreement dated 04/30/2004 to be repurchased at $7,471 on 05/03/2004	7,471	7,471

	Shares	Value
Investment Companies (6.1%)

Money Market Funds (6.1%)
American AAdvantage Select Fund
1-day yield of 0.98%	2,241,551	$2,242
Barclays Institutional Money Market Fund
1-day yield of 1.02%	5,230,286	5,230
Merrill Lynch Premier Institutional Fund
1-day yield of 0.97%	2,024,521	2,025
Merrimac Cash Series Fund– Premium Class
1-day yield of 0.99%	7,471,837	7,472

Total Security Lending Collateral (cost: $37,659)		37,659

Total Investment Securities (cost: $229,273)		$286,870

SUMMARY:
Investments, at value	104.2%	$286,870
Liabilities in excess of other assets	(4.2)%	(11,716)

Net assets	100.0%	$275,154

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At April 30, 2004, all or a portion of this security is on loan (see Note 1). The value at April 30, 2004, of all securities on loan is $36,205.
(c)	Cash collateral for the Repurchase Agreements, valued at $7,621, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%–9.75% and maturity dates ranging from 08/15/2004–11/15/2096, including some issues having a perpetual maturity.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Growth Opportunities     1

TA IDEX Transamerica Growth Opportunities

STATEMENT OF ASSETS AND LIABILITIES

Period ended April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $229,273) (including securities loaned of $36,205)	$286,870
Cash	26,801
Receivables:
Shares of beneficial interest sold	338
Interest	7
Dividends	288
Other	29

314,333

Liabilities:
Investment securities purchased	442
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	281
Management and advisory fees	218
Distribution fees	121
Transfer agent fees	374
Payable for collateral for securities on loan	37,659
Other	84

39,179

Net Assets	$275,154

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$541,133
Accumulated net investment income (loss)	(919)
Accumulated net realized gain (loss) from
investment securities	(322,656)
Net unrealized appreciation (depreciation) on:
Investment securities	57,596

Net Assets	$275,154

Net Assets by Class:
Class A	$201,728
Class B	54,070
Class C	672
Class C2	9,310
Class M	9,374
Shares Outstanding:
Class A	30,576
Class B	8,458
Class C	105
Class C2	1,456
Class M	1,460
Net Asset Value Per Share:
Class A	$6.60
Class B	6.39
Class C	6.39
Class C2	6.39
Class M	6.42
Maximum Offering Price Per Share (a):
Class A	$6.98
Class M	6.48

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$41
Dividends	1,461
Income from loaned securities–net	13

1,515

Expenses:
Management and advisory fees	1,001
Transfer agent fees	464
Printing and shareholder reports	216
Custody fees	10
Administration fees	19
Legal fees	3
Auditing and accounting fees	5
Trustees fees	4
Registration fees	22
Other	5
Distribution and service fees:
Class A	309
Class B	269
Class C	3
Class C2	48
Class M	43

Total expenses	2,421

Net Investment Income (Loss)	(906)

Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	6,558
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	18,949

Net Gain (Loss) on Investment Securities	25,507

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,601

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Growth Opportunities    2

TA IDEX Transamerica Growth Opportunities

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(906)	$(1,618)
Net realized gain (loss) from investment securities	6,558	(7,453)
Net unrealized appreciation (depreciation) on investment securities	18,949	50,490

	24,601	41,419

Distributions to Shareholders:
From net investment income:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

From net realized gains:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	48,753	19,246
Class B	2,366	36,877
Class C	252	–
Class C2	626	17,492
Class M	252	16,502

	52,249	90,117

Dividends and distributions reinvested:
Class A	–	33,925
Class B	–	38,948
Class C	–	280
Class C2	–	7,034
Class M	–	8,373

	–	88,560

Cost of shares redeemed:
Class A	(11,645)	(7,951)
Class B	(6,122)	(7,834)
Class C	(118)	(1,116)
Class C2	(1,871)	(2,186)
Class M	(1,443)	(2,568)

	(21,199)	(21,655)

	31,050	157,022

Net increase (decrease) in net assets	55,651	198,441

Net Assets:
Beginning of period	219,503	21,062

End of period	$275,154	$219,503

Accumulated Net Investment Income (Loss)	$(919)	$(13)

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	7,643	16,179
Class B	377	581
Class C	41	125
Class C2	101	172
Class M	41	79

	8,203	17,136

Shares issued–reinvested from distributions:
Class A	–	7,472
Class B	–	8,792
Class C	–	63
Class C2	–	1,588
Class M	–	1,886

	–	19,801

Shares redeemed:
Class A	(1,821)	(1,537)
Class B	(988)	(1,559)
Class C	(19)	(105)
Class C2	(303)	(436)
Class M	(231)	(508)

	(3,362)	(4,145)

Net increase (decrease) in shares outstanding:
Class A	5,822	22,114
Class B	(611)	7,814
Class C	22	83
Class C2	(202)	1,324
Class M	(190)	1,457

	4,841	32,792

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Growth Opportunities    3

TA IDEX Transamerica Growth Opportunities

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$5.95	$(0.02)	$0.67	$0.65	$–	$–	$–	$6.60
	10/31/2003	4.81	(0.06)	1.20	1.14	–	–	–	5.95
	10/31/2002	4.81	(0.06)	0.06	–	–	–	–	4.81
	10/31/2001	8.70	(0.07)	(3.82)	(3.89)	–	–	–	4.81
	10/31/2000	10.00	(0.02)	(1.28)	(1.30)	–	–	–	8.70
Class B	04/30/2004	5.79	(0.04)	0.64	0.60	–	–	–	6.39
	10/31/2003	4.70	(0.09)	1.18	1.09	–	–	–	5.79
	10/31/2002	4.73	(0.11)	0.08	(0.03)	–	–	–	4.70
	10/31/2001	8.66	(0.10)	(3.83)	(3.93)	–	–	–	4.73
	10/31/2000	10.00	(0.06)	(1.28)	(1.34)	–	–	–	8.66
Class C	04/30/2004	5.79	(0.04)	0.64	0.60	–	–	–	6.39
	10/31/2003	4.62	(0.09)	1.26	1.17	–	–	–	5.79
Class C2	04/30/2004	5.79	(0.04)	0.64	0.60	–	–	–	6.39
	10/31/2003	4.70	(0.09)	1.18	1.09	–	–	–	5.79
	10/31/2002	4.74	(0.10)	0.06	(0.04)	–	–	–	4.70
	10/31/2001	8.66	(0.11)	(3.81)	(3.92)	–	–	–	4.74
	10/31/2000	10.00	(0.06)	(1.28)	(1.34)	–	–	–	8.66
Class M	04/30/2004	5.81	(0.03)	0.64	0.61	–	–	–	6.42
	10/31/2003	4.72	(0.09)	1.18	1.09	–	–	–	5.81
	10/31/2002	4.75	(0.10)	0.07	(0.03)	–	–	–	4.72
	10/31/2001	8.67	(0.10)	(3.82)	(3.92)	–	–	–	4.75
	10/31/2000	10.00	(0.05)	(1.28)	(1.33)	–	–	–	8.67

			Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	10.92%	$201,728	1.75%	1.75%	(0.51)%	7%
	10/31/2003	23.70	147,340	1.75	2.21	(1.11)	97
	10/31/2002	0.05	12,687	1.74	2.53	(1.35)	32
	10/31/2001	(44.76)	3,807	1.55	2.83	(1.11)	59
	10/31/2000	(12.96)	3,726	1.55	4.54	(1.23)	19
Class B	04/30/2004	10.36	54,070	2.40	2.40	(1.16)	7
	10/31/2003	23.19	52,492	2.41	2.87	(1.76)	97
	10/31/2002	(0.70)	5,897	2.39	3.18	(2.00)	32
	10/31/2001	(45.35)	4,513	2.20	3.48	(1.76)	59
	10/31/2000	(13.39)	4,366	2.20	5.19	(1.88)	19
Class C	04/30/2004	10.36	672	2.40	2.40	(1.16)	7
	10/31/2003	25.32	483	2.42	2.89	(1.78)	97
Class C2	04/30/2004	10.36	9,310	2.40	2.40	(1.16)	7
	10/31/2003	23.19	9,598	2.41	2.87	(1.76)	97
	10/31/2002	(0.70)	1,569	2.39	3.18	(2.00)	32
	10/31/2001	(45.35)	1,530	2.20	3.48	(1.76)	59
	10/31/2000	(13.39)	1,704	2.20	5.19	(1.88)	19
Class M	04/30/2004	10.50	9,374	2.30	2.30	(1.06)	7
	10/31/2003	23.09	9,590	2.31	2.77	(1.66)	97
	10/31/2002	(0.52)	909	2.29	3.08	(1.90)	32
	10/31/2001	(45.26)	1,174	2.10	3.38	(1.66)	59
	10/31/2000	(13.33)	2,090	2.10	5.09	(1.78)	19

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Growth Opportunities    4

TA IDEX Transamerica Growth Opportunities

FINANCIAL HIGHLIGHTS (continued)

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003, and 4/30/2004.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	TA IDEX Transamerica Growth Opportunities (“the Fund”) commenced operations on March 1, 2000. The inception date for the Fund’s offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Growth Opportunities    5

TA IDEX Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX Transamerica Growth Opportunities (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on March 1, 2000.

On March 1, 2004, the Fund changed its name from IDEX Transamerica Growth Opportunities to TA IDEX Transamerica Growth Opportunities.

On March 1, 2003, the Fund acquired all the net assets of IDEX Janus Capital Appreciation pursuant to a plan of reorganization approved by shareholders of IDEX Janus Capital Appreciation on February 12, 2003. The acquisition was accomplished by a tax-free exchange of 19,801 shares of the Fund for the 8,814 shares of IDEX Janus Capital Appreciation outstanding on February 28, 2003. IDEX Janus Capital Appreciation’s net assets at that date $88,560, including $11,239 unrealized depreciation, were combined with those of the Fund. Proceeds in connection with the acquisition were as follows:

	Shares	Amount
Proceeds in connection with the acquisition
Class A	7,472	$33,925
Class B	8,792	38,948
Class C	63	280
Class C2	1,588	7,034
Class M	1,886	8,373

		$88,560

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Directed Brokerage

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Growth Opportunities    6

TA IDEX Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party. Directed commissions during the period ended April 30, 2004, of $11 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $6 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account Maintenance Fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder’s account.

No fee will be charged under the following conditions:

•	accounts opened within the preceding 24 months

•	accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•	accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•	UTMA/UGMA accounts

•	Fiduciary accounts

•	B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the period ended April 30, 2004, this fee totaled less than $1. These fees are included in Paid in Capital in the Statement of Assets & Liabilities.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate to the Fund and sub-adviser to the Fund.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Growth Opportunities    7

TA IDEX Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation - Conservative Portfolio	$7,558	3%
TA IDEX Asset Allocation - Growth Portfolio	40,687	15%
TA IDEX Asset Allocation - Moderate Growth Portfolio	71,710	26%
TA IDEX Asset Allocation - Moderate Portfolio	34,298	12%

Total	$154,253	56%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

0.80% of the first $500 million of ANA

0.70% of ANA over $500 million

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.40% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at April 30, 2004.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$66
Retained by Underwriter	9
Contingent Deferred Sales Charges	69

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $19 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $464 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2004, the value of invested plan amounts was $4. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$44,748
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	16,388
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Growth Opportunities    8

TA IDEX Transamerica Growth Opportunities

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 4–(continued)

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$ 26,385	October 31, 2007
201,049	October 31, 2008
89,665	October 31, 2009
4,618	October 31, 2010
7,437	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$229,273

Unrealized Appreciation	$59,181
Unrealized (Depreciation)	(1,584)

Net Unrealized Appreciation (Depreciation)	$57,597

NOTE 5.	SUBSEQUENT EVENTS

On May 28, 2004, the Fund will acquire all the net assets of TA IDEX PBHG Mid Cap Growth pursuant to a plan of reorganization. The acquisition will be accomplished by a tax-free exchange of 8,966 shares of the Fund for the 6,421 shares of TA IDEX PBHG Mid Cap Growth outstanding on May 27, 2004. TA IDEX PBHG Mid Cap Growth’s net assets at that date, $56,896, including $10,809 unrealized depreciation, were combined with those of the Fund. Proceeds in connection with the acquisition were as follows:

	Shares	Amount
Proceeds in connection with the acquisition
Class A	2,818	$18,269
Class B	4,571	28,710
Class C	891	5,594
Class C2	561	3,540
Class M	125	783

		$56,896

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Growth Opportunities    9

TA IDEX Transamerica Money Market

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

	Principal	Value
COMMERCIAL PAPER (92.7%)

Asset-Backed (13.1%)
CAFCO LLC–144A
1.02%, due 05/05/2004	$3,650	$3,650
1.04%, due 05/10/2004	1,800	1,800
1.03%, due 05/13/2004	2,200	2,199
1.04%, due 06/01/2004	350	350
1.03%, due 06/04/2004	300	300
1.03%, due 06/24/2004	400	399
Ciesco LLC
1.04%, due 05/11/2004	330	330
Delaware Funding Corporation–144A
1.03%, due 05/12/2004	1,000	1,000
1.03%, due 05/13/2004	1,000	1,000
1.03%, due 06/02/2004	1,300	1,299
1.04%, due 06/07/2004	2,300	2,298
1.04%, due 06/08/2004	3,600	3,596
Receivables Capital Corporation–144A
1.03%, due 05/26/2004	2,500	2,498
1.18%, due 06/01/2004	1,950	1,948
1.06%, due 07/13/2004	1,700	1,696

Beverages (3.4%)
The Coca-Cola Company
1.01%, due 05/05/2004	900	900
1.00%, due 06/09/2004	2,500	2,497
1.00%, due 06/21/2004	1,900	1,897
1.01%, due 06/21/2004	1,000	999

Business Credit Institutions (6.6%)
Caterpillar Financial Services Corporation
1.01%, due 05/05/2004	900	900
1.03%, due 05/10/2004	2,185	2,185
Old Line Funding LLC–144A
1.04%, due 06/01/2004	400	400
1.03%, due 06/09/2004	2,000	1,998
1.04%, due 06/10/2004	6,850	6,841

Chemicals & Allied Products (2.3%)
du Pont (E.I.) de Nemours and Company
1.00%, due 05/12/2004	900	900
1.00%, due 05/13/2004	1,300	1,300
1.01%, due 06/02/2004	400	400
1.01%, due 06/17/2004	1,700	1,698

Commercial Banks (16.3%)
Abbey National North America LLC
1.04%, due 05/07/2004	1,900	1,900
1.16%, due 05/14/2004	1,300	1,299
1.03%, due 05/25/2004	3,600	3,598
1.03%, due 06/02/2004	1,100	1,099
Bank of America Corporation
1.02%, due 05/07/2004	1,000	1,000

	Principal	Value
Commercial Banks (continued)
Canadian Imperial Bank of Commerce
1.03%, due 05/13/2004	$900	$900
1.05%, due 06/29/2004	2,370	2,366
The Toronto-Dominion Bank
1.04%, due 05/06/2004	1,400	1,400
1.04%, due 05/27/2004	2,700	2,698
1.01%, due 06/14/2004	900	899
1.03%, due 06/15/2004	1,700	1,698
1.10%, due 06/30/2004	750	749
UBS Finance (Delaware) LLC
1.06%, due 05/04/2004	2,100	2,100
1.07%, due 05/04/2004	900	900
1.03%, due 06/07/2004	300	300
1.03%, due 06/23/2004	850	849
1.05%, due 07/01/2004	1,274	1,272
1.05%, due 07/12/2004	3,800	3,792
Wells Fargo & Company
6.63%, due 07/15/2004	1,750	1,770

Food & Kindred Products (4.9%)
Nestle SA–ADR
1.05%, due 06/03/2004	6,400	6,394
1.07%, due 06/03/2004	1,600	1,598
1.03%, due 07/15/2004	500	499
1.10%, due 09/10/2004	600	598

Insurance Agents, Brokers & Service (3.5%)
MetLife, Inc.
1.04%, due 07/14/2004	4,100	4,090
1.06%, due 07/14/2004	950	948
1.08%, due 07/14/2004	1,538	1,535

Life Insurance (4.6%)
AIG Funding, Inc.
1.02%, due 06/18/2004	2,900	2,896
1.04%, due 07/06/2004	1,600	1,597
1.04%, due 07/07/2004	950	948
1.04%, due 07/08/2004	550	549
1.04%, due 07/09/2004	2,500	2,495

Medical Instruments & Supplies (0.7%)
Medtronic, Inc.–144A
1.01%, due 06/01/2004	1,300	1,299

Personal Credit Institutions (14.1%)
American Honda Finance Corporation 1.01%, due 05/07/2004	1,500	1,500
1.02%, due 05/11/2004	1,300	1,300
1.02%, due 05/12/2004	2,200	2,199
1.01%, due 05/19/2004	2,100	2,099
1.04%, due 06/07/2004	490	489
1.03%, due 06/08/2004	500	499

The notes to the financial statements are an integral part of this report.

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TA IDEX Transamerica Money Market    1

TA IDEX Transamerica Money Market

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

	Principal	Value
Personal Credit Institutions (continued)
General Electric Capital Corporation 1.05%, due 05/19/2004	$500	$500
1.04%, due 05/21/2004	1,200	1,199
1.03%, due 06/08/2004	1,100	1,099
1.03%, due 06/22/2004	1,200	1,198
1.05%, due 07/07/2004	800	798
1.21%, due 10/04/2004	4,300	4,276
Toyota Motor Credit Corporation 1.04%, due 05/11/2004	2,250	2,249
1.04%, due 05/20/2004	620	620
1.02%, due 06/02/2004	400	400
1.04%, due 06/04/2004	1,590	1,588
1.04%, due 06/07/2004	1,350	1,349
1.03%, due 06/16/2004	300	300
1.04%, due 06/23/2004	450	449
1.05%, due 07/12/2004	1,300	1,297
1.05%, due 07/13/2004	800	798

Pharmaceuticals (4.8%)
Pfizer Inc.
1.01%, due 05/11/2004	1,900	1,899
1.01%, due 06/10/2004	2,270	2,267
1.01%, due 06/11/2004	700	699
1.01%, due 06/15/2004	2,300	2,297
1.20%, due 10/13/2004	1,800	1,790

Public Administration (6.6%)
Canadian Wheat Board
1.00%, due 06/11/2004	3,350	3,346
Province of Quebec
1.07%, due 08/26/2004	5,200	5,181
1.15%, due 10/15/2004	3,750	3,730

Security & Commodity Brokers (9.2%)
Goldman Sachs Group, Inc. (The)–144A
1.15%, due 05/17/2004	3,600	3,598
1.15%, due 05/18/2004	2,000	1,999
1.14%, due 05/24/2004	3,400	3,398

	Principal	Value
Security & Commodity Brokers (continued)
Merrill Lynch & Co, Inc
1.00%, due 05/03/2004	$2,300	$2,300
1.00%, due 05/06/2004	4,900	4,898
6.55%, due 08/01/2004	1,000	1,014

Variety Stores (2.6%)
Wal-Mart Stores, Inc.–144A
1.10%, due 08/17/2004	800	797
1.10%, due 08/24/2004	4,050	4,036

Total Commercial Paper (cost: $172,768)		172,768

CERTIFICATES OF DEPOSITS (7.2%)
Canadian Imperial Bank of Commerce
1.03%, due 05/28/2004	1,500	1,500
1.04%, due 06/04/2004	1,500	1,500
1.02%, due 06/21/2004	400	400
1.02%, due 06/28/2004	900	900
1.05%, due 07/15/2004	1,700	1,700
Wells Fargo & Company
1.02%, due 05/14/2004	1,300	1,300
1.02%, due 05/20/2004	2,900	2,900
1.02%, due 05/26/2004	1,800	1,800
1.04%, due 06/01/2004	1,500	1,500

Total Certificates of Deposits (cost: $13,500)		13,500

Total Investment Securities (cost: $186,268)		$186,268

SUMMARY:
Investments, at value	99.9%	$186,268
Other assets in excess of liabilities	0.1%	171

Net assets	100.0%	$186,439

DEFINITIONS:

ADR American Depositary Receipt

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, these securities aggregated $48,399 or 25.96% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Money Market    2

TA IDEX Transamerica Money Market

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $186,268)	$186,268
Cash	133
Receivables:
Shares of beneficial interest sold	859
Interest	63
Other	1,269

188,592

Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	529
Management and advisory fees	1,256
Distribution fees	57
Transfer agent fees	221
Dividends to shareholders	25
Other	65

2,153

Net Assets	$186,439

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$186,352
Undistributed net investment income (loss)	87

Net Assets	$186,439

Net Assets by Class:
Class A	$128,937
Class B	40,311
Class C	4,402
Class C2	9,584
Class M	3,205
Shares Outstanding:
Class A	128,937
Class B	40,311
Class C	4,402
Class C2	9,585
Class M	3,201
Net Asset Value Per Share:
Class A	$1.00
Class B	1.00
Class C	1.00
Class C2	1.00
Class M	1.00
Maximum Offering Price Per Share (a):
Class M	$1.01

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes A, B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$911

Expenses:
Management and advisory fees	340
Transfer agent fees	232
Printing and shareholder reports	139
Custody fees	12
Administration fees	15
Legal fees	6
Auditing and accounting fees	5
Trustees fees	7
Registration fees	46
Other	7
Distribution and service fees:
Class A	185
Class B	110
Class C	8
Class C2	27
Class M	9

Total expenses	1,148
Less:
Advisory fee waiver and expense reimbursement	(421)

Net expenses	727

Net Investment Income (Loss)	184

Net Increase (Decrease) in Net Assets Resulting from Operations	$184

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Money Market    3

TA IDEX Transamerica Money Market

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$184	$595

	184	595

Distributions to Shareholders:
From net investment income:
Class A	(142)	(478)
Class B	(31)	(85)
Class C	(2)	(2)
Class C2	(7)	(21)
Class M	(3)	(9)

	(185)	(595)

Capital Share Transactions:
Proceeds from shares sold:
Class A	77,408	212,939
Class B	9,730	44,548
Class C	9,126	11,745
Class C2	6,084	16,782
Class M	1,062	8,209

	103,410	294,223

Dividends and distributions reinvested:
Class A	135	485
Class B	29	86
Class C	2	2
Class C2	7	22
Class M	2	12

	175	607

Cost of shares redeemed:
Class A	(58,400)	(235,579)
Class B	(23,772)	(71,993)
Class C	(8,267)	(8,205)
Class C2	(9,180)	(24,270)
Class M	(2,722)	(13,220)

	(102,341)	(353,267)

	1,244	(58,437)

Net increase (decrease) in net assets	1,243	(58,437)

Net Assets:
Beginning of period	185,196	243,633

End of period	$186,439	$185,196

Undistributed Net Investment Income (Loss)	$87	$88

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	77,407	212,938
Class B	9,730	44,548
Class C	9,126	11,745
Class C2	6,084	16,782
Class M	1,062	8,208

	103,409	294,221

Shares issued–reinvested from distributions:
Class A	135	485
Class B	29	86
Class C	2	22
Class C2	7	2
Class M	3	12

	176	607

Shares redeemed:
Class A	(58,400)	(235,579)
Class B	(23,772)	(71,993)
Class C	(8,267)	(8,205)
Class C2	(9,180)	(24,270)
Class M	(2,721)	(13,220)

	(102,340)	(353,267)

Net increase (decrease) in shares outstanding:
Class A	19,142	(22,156)
Class B	(14,013)	(27,359)
Class C	861	3,562
Class C2	(3,089)	(7,486)
Class M	(1,656)	(5,000)

	1,245	(58,439)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Money Market    4

TA IDEX Transamerica Money Market

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (c)(f)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$1.00	$0.001	$–	$0.001	$(0.001)	$–	$(0.001)	$1.00
	10/31/2003	1.00	0.004	–	0.004	(0.004)	–	(0.004)	1.00
	10/31/2002	1.00	0.008	–	0.008	(0.008)	–	(0.008)	1.00
Class B	04/30/2004	1.00	0.001	(0.001)	–	–	–	–	1.00
	10/31/2003	1.00	0.001	–	0.001	(0.001)	–	(0.001)	1.00
	10/31/2002	1.00	–	–	–	–	–	–	1.00
Class C	04/30/2004	1.00	0.001	(0.001)	–	–	–	–	1.00
	10/31/2003	1.00	0.002	–	0.002	(0.002)	–	(0.002)	1.00
Class C2	04/30/2004	1.00	0.001	(0.001)	–	–	–	–	1.00
	10/31/2003	1.00	0.001	–	0.001	(0.001)	–	(0.001)	1.00
	10/31/2002	1.00	–	–	–	–	–	–	1.00
Class M	04/30/2004	1.00	0.001	(0.001)	–	–	–	–	1.00
	10/31/2003	1.00	0.001	–	0.001	(0.001)	–	(0.001)	1.00
	10/31/2002	1.00	–	–	–	–	–	–	1.00

			Ratios/Supplemental Data
	For the Period Ended (f)	Total Return (b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)
				Net (d)	Total (e)
Class A	04/30/2004	0.13%	$128,937	0.83%	1.30%	0.27%
	10/31/2003	0.39	109,794	0.83	1.22	0.42
	10/31/2002	0.56	131,949	0.83	1.36	0.93
Class B	04/30/2004	0.07	40,311	0.94	1.43	0.14
	10/31/2003	0.12	54,324	1.16	1.55	0.08
	10/31/2002	0.28	81,683	1.48	2.01	0.28
Class C	04/30/2004	0.07	4,402	0.94	1.43	0.14
	10/31/2003	0.12	3,542	1.04	1.43	0.21
Class C2	04/30/2004	0.07	9,585	0.94	1.43	0.14
	10/31/2003	0.12	12,673	1.17	1.56	0.08
	10/31/2002	0.28	20,139	1.48	2.01	0.28
Class M	04/30/2004	0.07	3,201	0.94	1.43	0.14
	10/31/2003	0.12	4,863	1.15	1.55	0.09
	10/31/2002	0.30	9,862	1.38	1.91	0.38

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(c)	Per share information is calculated based on average number of shares outstanding.

(d)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(e)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(f)	TA IDEX Transamerica Money Market (“the Fund”) commenced operations on March 1, 2002. The inception date for the Fund’s offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Money Market    5

TA IDEX Transamerica Money Market

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX Transamerica Money Market (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on March 1, 2002.

On March 1, 2004, the Fund changed its name form IDEX Transamerica Money Market to TA IDEX Transamerica Money Market.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: As permitted under Rule 2a-7 of the 1940 Act, the securities held by the Fund are valued on the basis of amortized cost, which approximates market value. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account Maintenance Fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder’s account.

No fee will be charged under the following conditions:

•	accounts opened within the preceding 24 months

•	accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•	accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•	UTMA/UGMA accounts

•	Fiduciary accounts

•	B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the period ended April 30, 2004, this fee totaled less than $1. These fees are included in Paid in Capital in the Statement of Assets & Liabilities.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Money Market    6

TA IDEX Transamerica Money Market

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation Conservative Portfolio	$16,970	9%
TA IDEX Asset Allocation Moderate Growth Portfolio	4,491	2%
TA IDEX Asset Allocation Moderate Portfolio	24,954	13%

Total	$46,415	24%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following rate:

0.40% of ANA

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

0.48% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Advisory Fee Waived	Available for Recapture Through
Fiscal Year 2003	$869	10/31/2006
Fiscal Year 2002	543	10/31/2005

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

In order to maintain a positive yield to shareholders, the Fund has waived a portion of the 12b-1 fees for all classes except Class A. The amount waived for the period ended April 30, 2004, was $165. These waivers are not subject to the expense recapture agreement. The waivers reduced the ratio of net expenses to average net assets by 0.19% for Classes B, C, C2 and M.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$5
Retained by Underwriter	–
Contingent Deferred Sales Charges	215

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $15 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $232 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Fund. At April 30, 2004, the value of invested plan amounts was $7. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Money Market    7

TA IDEX Transamerica Money Market

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 3.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, excise taxes, distribution and service fee expenses.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$186,268

Unrealized Appreciation	$–
Unrealized (Depreciation)	–

Net Unrealized Appreciation (Depreciation)	$–

NOTE 4.	SUBSEQUENT EVENTS

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Money Market    8

TA IDEX Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands) (unaudited)

	Shares	Value

COMMON STOCKS (95.6%)

Aerospace (0.4%)
EnPro Industries, Inc. (a)	75,400	$1,493

Agriculture (0.4%)
Chiquita Brands International, Inc. (a)(b)	77,500	1,396

Apparel Products (1.0%)
Gymboree Corporation (The) (a)	200,000	3,530

Automotive (2.4%)
GenCorp Inc.	355,900	3,776
National R.V. Holdings, Inc. (a)	302,500	4,069
Transpro, Inc. (a)(b)	105,000	549

Business Services (5.8%)
Equifax Inc. (b)	180,000	4,412
Fair Issac Corporation	175,000	5,901
Kroll Inc. (a)	200,000	5,928
Rewards Network Inc. (a)(b)	362,400	3,555

Chemicals & Allied Products (9.1%)
Acuity Brands, Inc.	250,000	6,118
American Vanguard Corporation	33,375	1,103
Crompton Corporation	918,300	5,712
Olin Corporation	229,900	3,970
PolyOne Corporation (a)	1,265,500	8,656
SurModics, Inc. (a)	150,000	3,357
Terra Nitrogen Company, L.P. (b)	280,900	2,567

Commercial Banks (4.7%)
Chittenden Corporation	86,200	2,622
First Community Bancorp	11,300	386
Gold Banc Corporation, Inc.	57,800	946
Hibernia Corporation–Class A	270,000	5,883
North Fork Bancorporation, Inc.	100,000	3,712
Provident Bankshares Corporation	95,500	2,690

Communications Equipment (0.7%)
Sycamore Networks, Inc. (a)	657,800	2,434

Computer & Data Processing Services (1.7%)
ActivCard Corp. (a)	290,100	1,831
InterCept, Inc. (a)(b)	273,700	4,059
SoftBrands, Inc.	2,576	3

Computer & Office Equipment (2.3%)
Drexler Technology Corporation (a)(b)	200,000	3,032
Hypercom Corporation (a)	729,700	4,889

Construction (0.7%)
Quanta Services, Inc. (a)(b)	437,100	2,391

Drug Stores & Proprietary Stores (2.0%)
Omnicare, Inc. (b)	170,000	7,052

Electric Services (1.3%)
Duquesne Light Holdings, Inc.	229,500	4,308

Electric, Gas & Sanitary Services (1.5%)
ALLETE	150,000	5,183

Electronic & Other Electric Equipment (1.0%)
Genlyte Group Incorporated (The) (a)	60,000	3,439

Electronic Components & Accessories (0.4%)
Woodhead Industries, Inc.	101,400	1,496

	Shares	Value

Fabricated Metal Products (0.4%)
Shaw Group Inc. (The) (a)(b)	111,300	$1,336

Food & Kindred Products (1.0%)
Dean Foods Company (a)	100,000	3,358

Gas Production & Distribution (1.1%)
KeySpan Corporation	100,000	3,615

Health Services (1.1%)
Beverly Enterprises, Inc. (a)(b)	200,000	1,190
Hanger Orthopedic Group, Inc. (a)	167,400	2,740

Holding & Other Investment Offices (6.0%)
4Kids Entertainment, Inc. (a)	75,500	1,650
Annaly Mortgage Management, Inc. (b)	350,000	6,055
Host Marriott Corporation (a)(b)	500,000	5,950
Omega Healthcare Investors, Inc.	750,000	6,938

Industrial Machinery & Equipment (1.9%)
DT Industries, Inc. (a)	1,586,446	238
NACCO Industries, Inc.–Class A	47,800	4,067
Newpark Resources, Inc. (a)(b)	404,300	2,317

Instruments & Related Products (1.2%)
Analogic Corporation (b)	83,900	3,973

Insurance (4.4%)
Ambac Financial Group, Inc.	120,000	8,280
American Medical Security Group, Inc (a)	180,000	4,608
Triad Guaranty Inc. (a)	40,000	2,188

Leather & Leather Products (0.4%)
Steven Madden, Ltd. (a)	76,800	1,467

Management Services (1.4%)
First Consulting Group, Inc. (a)	253,600	1,407
FTI Consulting, Inc. (a)	200,000	3,290

Medical Instruments & Supplies (2.8%)
Celsion Corporation (a)	615,600	646
Orthofix International NV (a)	200,000	9,000

Metal Mining (0.4%)
Western Silver Corporation (a)	238,100	1,257

Miscellaneous Repair Services (0.8%)
Roto-Rooter, Inc	55,000	2,662

Mortgage Bankers & Brokers (1.1%)
GreenPoint Financial Corp.	100,000	3,900

Oil & Gas Extraction (13.6%)
Chesapeake Energy Corporation (b)	600,000	8,250
Denbury Resources Inc. (a)	386,600	7,059
EOG Resources, Inc.	140,000	6,894
Harvest Natural Resources, Inc. (a)	241,200	3,965
Magnum Hunter Resources, Inc. (a)	253,100	2,599
Pioneer Natural Resources Company	200,000	6,541
Superior Energy Services, Inc. (a)	600,000	6,234
Willbros Group, Inc. (a)(b)	374,400	5,421

Paper & Allied Products ( 2.0% )
Graphic Packaging Corporation (a)	581,700	3,188
Wausau-Mosinee Paper Corporation	267,700	3,756

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Small/Mid Cap Value    1

TA IDEX Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands) (unaudited)

	Shares	Value
Petroleum Refining (0.5%)
Tesoro Petroleum Corporation (a)	84,600	$1,718

Pharmaceuticals (8.2%)
ARIAD Pharmaceuticals, Inc. (a)	975,500	11,082
Avigen, Inc. (a)(b)	69,000	326
Bradley Pharmaceuticals, Inc. (a)(b)	208,000	5,454
Chattem, Inc. (a)(b)	123,000	3,330
EPIX Medical, Inc. (a)	99,500	2,440
NeoPharm, Inc. (a)(b)	134,300	2,746
Neose Technologies, Inc. (a)(b)	170,300	1,565
Theragenics Corporation® (a)	244,600	1,282

Primary Metal Industries (1.3%)
Commonwealth Industries, Inc.	545,800	4,312

Printing & Publishing (1.0%)
Paxar Corporation (a)	218,900	3,607

Radio, Television & Computer Stores (1.4%)
InterTAN, Inc. (a)	352,000	4,882

Retail Trade (2.0%)
Sports Authority, Inc. (The) (a)(b)	180,000	6,900

Savings Institutions (0.7%)
Brookline Bancorp, Inc.	160,000	2,266

Telecommunications (2.3%)
Citizens Communications Company (a)	400,000	5,216
D&E Communications, Inc.	85,940	1,172
Lightbridge, Inc. (a)	241,300	1,535

Textile Mill Products (1.0%)
Russell Corporation	203,000	3,376

Water Transportation (1.0%)
Tidewater Inc.	125,000	3,526

Wholesale Trade Durable Goods (1.2%)
A.M. Castle & Co (a)(b)	219,900	2,056
Danka Business Systems PLC–ADR (a)(b)	487,700	1,985

Total Common Stocks (cost: $306,474)		329,263

	Principal	Value

SECURITY LENDING COLLATERAL (12.3%)

Debt (6.8%)

Bank Notes (1.2%)
Canadian Imperial Bank of Commerce
1.10%, due 11/04/2004	$2,100	$2,100
Fleet National Bank
1.00%, due 07/21/2004	2,100	2,100

	Principal	Value

Euro Dollar Overnight (0.6%)
Credit Agricole Indosuez
1.00%, due 05/07/2004	$1,260	$1,260
Royal Bank of Scotland Group PLC (The)
1.00%, due 05/07/2004	756	756

Euro Dollar Terms (1.7%)
Bank of Montreal
1.02%, due 05/21/2004	245	245
BNP Paribas SA
1.01%, due 05/18/2004	1,260	1,260
1.08%, due 07/29/2004	1,260	1,260
Den Danske Bank
1.02%, due 05/20/2004	840	840
Royal Bank of Scotland Group PLC (The)
1.05%, due 07/15/2004	840	840
Wells Fargo & Company
1.02%, due 05/14/2004	1,260	1,260

Promissory Notes (0.9%)
Goldman Sachs Group, Inc. (The)
1.13%, due 07/29/2004	2,940	2,940

Repurchase Agreements (2.4%) (c)
Merrill Lynch & Co., Inc.
1.04% Repurchase Agreement dated 04/30/2004 to be repurchased at $8,402 on 05/03/2004	8,402	8,402

	Shares	Value
Investment Companies (5.5%)

Money Market Funds (5.5%)
American AAdvantage Select Fund
1-day yield of 0.98%	2,520,271	$2,520
Barclays Institutional Money Market Fund
1-day yield of 1.02%	5,880,633	5,881
Merrill Lynch Premier Institutional Fund
1-day yield of 0.97%	2,276,255	2,276
Merrimac Cash Series Fund– Premium Class
1-day yield of 0.99%	8,400,905	8,401

Total Security Lending Collateral (cost: $42,341)		42,341

Total Investment Securities (cost: $348,815)		$371,604

SUMMARY:
Investments, at value	107.9%	$371,604
Liabilities in excess of other assets	(7.9)%	(27,359)

Net assets	100.0%	$344,245

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At April 30, 2004, all or a portion of this security is on loan (see Note 1). The value at April 30, 2004, of all securities on loan is $39,658.
(c)	Cash collateral for the Repurchase Agreements, valued at $8,569, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%–9.75% and maturity dates ranging from 08/15/2004–11/15/2096, including some issues having a perpetual maturity.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Small/Mid Cap Value    2

TA IDEX Transamerica Small/Mid Cap Value

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $348,815) (including securities loaned of $39,658)	$371,604
Cash	14,771
Receivables:
Investment securities sold	246
Shares of beneficial interest sold	883
Interest	5
Dividends	394
Other	37

387,940

Liabilities:
Investment securities purchased	569
Accounts payable and accrued liabilities:
Shares of beneficial interest, redeemed	290
Investment advisory fees	225
Distribution fees	132
Transfer agent fees	76
Payable for collateral for securities on loan	42,341
Other	62

43,695

Net Assets	$344,245

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$295,000
Accumulated net investment income (loss)	(837)
Undistributed net realized gain (loss) from investment securities	27,294
Net unrealized appreciation (depreciation) on: Investment securities	22,788

Net Assets	$344,245

Net Assets by Class:
Class A	$283,119
Class B	39,962
Class C	4,346
Class C2	11,025
Class M	5,793
Shares Outstanding:
Class A	19,320
Class B	2,782
Class C	302
Class C2	767
Class M	402
Net Asset Value Per Share:
Class A	$14.65
Class B	14.36
Class C	14.37
Class C2	14.37
Class M	14.41
Maximum Offering Price Per Share (a):
Class A	$15.50
Class M	14.56

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$53
Dividends	1,176
Income from loaned securities–net	76

1,305

Expenses:
Management and advisory fees	1,192
Transfer agent fees	137
Printing and shareholder reports	46
Custody fees	16
Administration fees	21
Auditing and accounting fees	3
Trustees fees	5
Registration fees	4
Legal fees	26
Other	6
Distribution and service fees:
Class A	381
Class B	192
Class C	18
Class C2	68
Class M	26

Total expenses	2,141

Net Investment Income (Loss)	(836)

Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	29,603
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	1,576

Net Gain (Loss) on Investment Securities	31,179

Net Increase (Decrease) in Net Assets Resulting from Operations	$30,343

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Small/Mid Cap Value    3

TA IDEX Transamerica Small/Mid Cap Value

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(836)	$(1,435)
Net realized gain (loss) from investment securities	29,603	1,765
Net unrealized appreciation (depreciation) on investment securities	1,576	39,433

	30,343	39,763

Distributions to Shareholders:
From net investment income:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

From net realized gains:
Class A	(605)	–
Class B	(123)	–
Class C	(11)	–
Class C2	(50)	–
Class M	(19)	–

	(808)	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	118,555	106,174
Class B	6,354	7,499
Class C	4,035	1,782
Class C2	774	1,858
Class M	1,109	1,585

	130,827	118,898

Dividends and distributions reinvested:
Class A	596	–
Class B	112	–
Class C	9	–
Class C2	45	–
Class M	19	–

	781	–

Cost of shares redeemed:
Class A	(7,788)	(26,571)
Class B	(4,103)	(7,874)
Class C	(2,058)	(53)
Class C2	(6,049)	(3,907)
Class M	(1,468)	(1,799)

	(21,466)	(40,204)

	110,142	78,694

Net increase (decrease) in net assets	139,677	118,457

Net Assets:
Beginning of period	204,568	86,111

End of period	$344,245	$204,568

Accumulated Net Investment Income (Loss)	$(837)	$(1)

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	8,264	9,359
Class B	458	706
Class C	292	162
Class C2	56	193
Class M	81	139

	9,151	10,559

Shares issued–reinvested from distributions:
Class A	44	–
Class B	8	–
Class C	1	–
Class C2	3	–
Class M	1	–

	57	–

Shares redeemed:
Class A	(543)	(2,811)
Class B	(292)	(813)
Class C	(148)	(5)
Class C2	(423)	(402)
Class M	(105)	(179)

	(1,511)	(4,210)

Net increase (decrease) in shares outstanding:
Class A	7,765	6,548
Class B	174	(107)
Class C	145	157
Class C2	(364)	(209)
Class M	(23)	(40)

	7,697	6,349

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Small/Mid Cap Value    4

TA IDEX Transamerica Small/Mid Cap Value

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$12.94	$(0.03)	$1.79	$1.76	$–	$(0.05)	$(0.05)	$14.65
	10/31/2003	9.09	(0.11)	3.96	3.85	–	–	–	12.94
	10/31/2002	10.12	(0.07)	(0.96)	(1.03)	–	–	–	9.09
	10/31/2001	10.00	(0.02)	0.14	0.12	–	–	–	10.12
Class B	04/30/2004	12.73	(0.08)	1.76	1.68	–	(0.05)	(0.05)	14.36
	10/31/2003	8.98	(0.17)	3.92	3.75	–	–	–	12.73
	10/31/2002	10.08	(0.19)	(0.91)	(1.10)	–	–	–	8.98
	10/31/2001	10.00	(0.05)	0.13	0.08	–	–	–	10.08
Class C	04/30/2004	12.73	(0.08)	1.77	1.69	–	(0.05)	(0.05)	14.37
	10/31/2003	9.01	(0.18)	3.90	3.72	–	–	–	12.73
Class C2	04/30/2004	12.73	(0.07)	1.76	1.69	–	(0.05)	(0.05)	14.37
	10/31/2003	8.98	(0.17)	3.92	3.75	–	–	–	12.73
	10/31/2002	10.08	(0.19)	(0.91)	(1.10)	–	–	–	8.98
	10/31/2001	10.00	(0.05)	0.13	0.08	–	–	–	10.08
Class M	04/30/2004	12.76	(0.07)	1.77	1.70	–	(0.05)	(0.05)	14.41
	10/31/2003	9.00	(0.16)	3.92	3.76	–	–	–	12.76
	10/31/2002	10.09	(0.19)	(0.90)	(1.09)	–	–	–	9.00
	10/31/2001	10.00	(0.06)	0.15	0.09	–	–	–	10.09

			Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	13.60%	$283,119	1.40%	1.40%	(0.46)%	57%
	10/31/2003	42.35	149,557	1.73	1.73	(1.04)	55
	10/31/2002	(10.18)	45,500	1.85	1.98	(0.88)	22
	10/31/2001	1.20	6,536	1.85	3.56	(0.32)	8
Class B	04/30/2004	13.19	39,962	2.05	2.05	(1.12)	57
	10/31/2003	41.76	33,196	2.38	2.38	(1.69)	55
	10/31/2002	(10.91)	24,391	2.50	2.63	(1.53)	22
	10/31/2001	0.80	7,604	2.50	4.21	(0.97)	8
Class C	04/30/2004	13.27	4,346	2.05	2.05	(1.12)	57
	10/31/2003	41.29	1,995	2.38	2.38	(1.69)	55
Class C2	04/30/2004	13.27	11,025	2.05	2.05	(1.12)	57
	10/31/2003	41.76	14,392	2.38	2.38	(1.69)	55
	10/31/2002	(10.91)	12,034	2.50	2.63	(1.53)	22
	10/31/2001	0.80	3,545	2.50	4.21	(0.97)	8
Class M	04/30/2004	13.32	5,793	1.95	1.95	(1.02)	57
	10/31/2003	41.78	5,428	2.28	2.28	(1.59)	55
	10/31/2002	(10.80)	4,186	2.40	2.53	(1.43)	22
	10/31/2001	0.90	1,460	2.40	4.11	(0.87)	8

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	TA IDEX Transamerica Small/Mid Cap Value (“the Fund”) commenced operations on April 2, 2001. The inception date for the Fund’s offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Small/Mid Cap Value    5

TA IDEX Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX Transamerica Small/Mid Cap Value (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on April 2, 2001.

On March 1, 2004, the Fund changed its name from IDEX Isabelle Small Cap Value to TA IDEX Transamerica Small/Mid Cap Value and changed its sub-adviser from Ironwood Capital Management, LLC to Transamerica Investment Management, LLC.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party. Directed commissions during the period ended April 30, 2004, of $182 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $33 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Small/Mid Cap Value    6

TA IDEX Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments.

During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account Maintenance Fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder’s account.

No fee will be charged under the following conditions:

•	accounts opened within the preceding 24 months

•	accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•	accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•	UTMA/UGMA accounts

•	Fiduciary accounts

•	B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the period ended April 30, 2004, this fee totaled less than $1. These fees are included in Paid in Capital in the Statement of Assets & Liabilities.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is an affiliate of the Fund and a sub-adviser to the Fund.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e.: through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation - Conservative Portfolio	$12,298	4%
TA IDEX Asset Allocation - Growth Portfolio	83,206	24%
TA IDEX Asset Allocation - Moderate Growth Portfolio	98,256	29%
TA IDEX Asset Allocation - Moderate Portfolio	57,736	17%

Total	$251,496	74%

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Small/Mid Cap Value    7

TA IDEX Transamerica Small/Mid Cap Value

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

From November 1, 2003 to February 28, 2004:

0.90% of the first $200 million of ANA

0.85% of ANA over $200 million

From March 1, 2004 on:

0.80% of the first $500 million of ANA

0.75% of ANA over $500 million

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.40% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at April 30, 2004.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$113
Retained by Underwriter	16
Contingent Deferred Sales Charges	50

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $21 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $137 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Fund. At April 30, 2004, the value of invested plan amounts was $5. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$260,201
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	139,748
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$350,360

Unrealized Appreciation	$36,737
Unrealized (Depreciation)	(15,493)

Net Unrealized Appreciation (Depreciation)	$21,244

NOTE 5.	SUBSEQUENT EVENTS

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Small/Mid Cap Value    8

TA IDEX Transamerica Small/Mid Cap Value

TRANSAMERICA IDEX MUTUAL FUNDS

RESULTS OF SHAREHOLDER PROXY (unaudited)

TA IDEX Transamerica Small/Mid Cap Value

At a special meeting of shareholders held on February 25, 2004, the results of the Proposal were as follows:

Proposal 1:    Approval of a new sub-advisory agreement between AEGON/Transamerica Fund Advisers, Inc. and Transamerica Investment Management, LLC on behalf of the Fund.

For	Against	Abstentions/Broker Non-Votes
97.59%	0.76%	1.65

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Annual Report 2004

TA IDEX Transamerica Small/Mid Cap Value    9

TA IDEX Transamerica Value Balanced

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (3.1%)
U.S. Treasury Bond (b)(d) 5.38%, due 02/15/2031	$595	$603
U.S. Treasury Note (b)(d) 3.63%, due 05/15/2013	155	146
4.25%, due 08/15/2013	400	393

Total U.S. Government Obligations (cost: $1,178)		1,142

U.S. GOVERNMENT AGENCY (9.8%) OBLIGATIONS
Fannie Mae–Conventional Pool 5.00%, due 05/01/2018	202	203
5.00%, due 04/01/2019	198	200
6.00%, due 10/01/2033	326	333
6.00%, due 01/01/2034	649	664
6.00%, due 04/01/2034	445	455
Fannie Mae–Gold Pool 5.00%, due 04/01/2018	360	363
Freddie Mac–Gold Pool 7.00%, due 10/01/2028	175	185
6.50%, due 04/01/2029	177	184
6.00%, due 09/01/2033	210	215
6.00%, due 01/01/2034	553	566
Ginnie Mae–FHA/VA Pool 6.50%, due 10/15/2027	195	205

Total U.S. Government Agency Obligations (cost: $3,614)		3,573

CORPORATE DEBT SECURITIES (14.8%)

Amusement & Recreation Services (0.7%)
Disney (Walt) Company (The) 4.88%, due 07/02/2004	250	251

Beverages (0.8%)
Cia Brasileira de Bebidas–144A 8.75%, due 09/15/2013	25	26
PepsiAmericas, Inc. 3.88%, due 09/12/2007	250	253

Business Credit Institutions (1.6%)
Deere (John) Capital Corporation 3.90%, due 01/15/2008	250	251
eircom Funding 8.25%, due 08/15/2013	50	54
Ford Motor Credit Company 6.70%, due 07/16/2004	250	253

Chemicals & Allied Products (1.2%)
Dow Chemical Company (The) 5.25%, due 05/14/2004	250	250
ICI Wilmington Inc. 5.63%, due 12/01/2013	135	135
Nalco Company–144A 7.75%, due 11/15/2011	50	53

Commercial Banks (1.1%)
Abbey National PLC (i) 7.35%, due 10/29/2049	250	271
CS First Boston–144A (h) 7.90%, due 05/01/2007	125	139

	Principal	Value
Communication (0.8%)
Echostar DBS Corporation–144A 5.75%, due 10/01/2008	$75	$75
Liberty Media Corporation 5.70%, due 05/15/2013	200	200

Computer & Office Equipment (0.7%)
Hewlett-Packard Company 5.50%, due 07/01/2007	250	266

Electric, Gas & Sanitary Services (0.1%)
PG&E Corporation–144A 6.88%, due 07/15/2008	50	53

Food & Kindred Products (0.4%)
ConAgra Foods, Inc. 9.75%, due 03/01/2021	100	134

Health Services (0.3%)
HCA Inc. 7.13%, due 06/01/2006	100	106

Holding & Other Investment Offices (1.6%)
EOP Operating Limited Partnership 8.38%, due 03/15/2006	250	275
Hutchison Whampoa Limited–144A 6.25%, due 01/24/2014	275	270

Hotels & Other Lodging Places (0.2%)
Park Place Entertainment Corporation 7.00%, due 04/15/2013	75	79

Insurance Agents, Brokers & Service (0.3%)
Hartford Financial Services Group, Inc. (The)–144A 4.63%, due 07/15/2013	125	120

Metal Mining (0.7%)
Barrick Gold Finance, Inc. 7.50%, due 05/01/2007	212	239

Motion Pictures (1.0%)
News Corporation Limited (The) 7.75%, due 12/01/2045	175	201
Time Warner Inc. 9.13%, due 01/15/2013	125	154

Personal Credit Institutions (0.7%)
Capital One Bank 6.88%, due 02/01/2006	125	133
General Motors Acceptance Corporation 6.75%, due 01/15/2006	125	132

Primary Metal Industries (0.7%)
Phelps Dodge Corporation 8.75%, due 06/01/2011	225	271

Radio & Television Broadcasting (0.1%)
USA Interactive 7.00%, due 01/15/2013	50	54

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Value Balanced    1

TA IDEX Transamerica Value Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Security & Commodity Brokers (1.1%)
BNP U.S. Funding L.L.C.–144A (g) 7.74%, due 12/31/2049	$250	$283
Goldman Sachs Group, Inc. (The) 5.25%, due 10/15/2013	125	123

Telecommunications (0.6%)
Cincinnati Bell Inc. 8.38%, due 01/15/2014	50	47
Millicom International Cellular–144A 10.00%, due 12/01/2013	25	26
Sprint Capital Corporation–144A 8.75%, due 03/15/2032	125	149

Transportation Equipment (0.1%)
Bombardier Recreational Products–144A (b) 8.38%, due 12/15/2013	50	50

Total Corporate Debt Securities (cost: $5,303)		5,376

	Shares	Value
COMMON STOCKS (56.5%)

Air Transportation (0.2%)
FedEx Corporation	1,000	$72

Amusement & Recreation Services (3.3%)
Disney (Walt) Company (The)	52,200	1,202

Chemicals & Allied Products (2.5%)
du Pont (E.I.) de Nemours and Company	15,000	644
Praxair, Inc.	7,000	256

Commercial Banks (10.5%)
Bank of America Corporation (d)	39,278	3,160
SouthTrust Corporation	8,500	264
Wachovia Corporation (b)	8,000	366

Communication (2.0%)
Cox Communications, Inc.–Class A (a)(b)	22,300	729

Computer & Data Processing Services (2.7%)
Microsoft Corporation	38,300	995

Drug Stores & Proprietary Stores (0.2%)
Medco Health Solutions, Inc. (a)	2,170	77

Electronic & Other Electric Equipment (1.6%)
Cooper Industries, Inc.–Class A	6,000	329
Hubbell Incorporated–Class B	5,700	256
Electronic Components & Accessories (1.6%)
Intel Corporation (d)	23,000	592

Food & Kindred Products (3.8%)
Altria Group, Inc. (d)	12,000	665
Del Monte Foods Company (a)	5,280	58
Heinz (H.J.) Company	12,000	458
Sara Lee Corporation (b)	8,300	192

Insurance (0.7%)
St. Paul Companies, Inc. (The)	6,000	244

Life Insurance (0.7%)
Manulife Financial Corporation (b)(d)	7,112	262

	Shares	Value
Lumber & Wood Products (1.8%)
Louisiana-Pacific Corporation (b)(d)	27,000	$637

Motion Pictures (0.4%)
Time Warner Inc. (a)	9,000	151

Oil & Gas Extraction (0.5%)
Schlumberger Limited	3,000	176

Petroleum Refining (1.0%)
ChevronTexaco Corporation	2,000	183
Exxon Mobil Corporation	4,200	179

Pharmaceuticals (6.8%)
Bristol-Myers Squibb Co.	34,450	865
Merck & Co., Inc.	18,500	870
Schering-Plough Corporation	43,580	729

Railroads (1.1%)
Union Pacific Corporation	6,500	383

Savings Institutions (2.5%)
Washington Mutual, Inc.	22,900	902

Security & Commodity Brokers (2.5%)
Jefferies Group, Inc.	5,000	171
Raymond James Financial, Inc. (d)	13,500	339
T. Rowe Price Group, Inc.	8,000	410

Telecommunications (7.0%)
ALLTEL Corporation	8,000	403
Sprint Corporation (FON Group)	91,100	1,630
Verizon Communications, Inc.	14,000	528

U.S. Government Agencies (3.1%)
Fannie Mae	16,500	1,134

Total Common Stocks (cost: $19,384)		20,511

	Principal	Value
SECURITY LENDING COLLATERAL (7.2%)

Debt (3.9%)

Bank Notes (0.7%)
Canadian Imperial Bank of Commerce 1.10%, due 11/04/2004	$130	$130
Fleet National Bank 1.00%, due 07/21/2004	130	130

Euro Dollar Overnight (0.3%)
Credit Agricole Indosuez 1.00%, due 05/07/2004	78	78
Royal Bank of Scotland Group PLC (The) 1.00%, due 05/07/2004	47	47

Euro Dollar Terms (1.0%)
Bank of Montreal 1.02%, due 05/21/2004	15	15
BNP Paribas SA 1.01%, due 05/18/2004	78	78
1.08%, due 07/29/2004	78	78
Den Danske Bank 1.02%, due 05/20/2004	52	52

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Value Balanced    2

TA IDEX Transamerica Value Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Euro Dollar Terms (continued)
Royal Bank of Scotland Group PLC (The) 1.05%, due 07/15/2004	$52	$52
Wells Fargo & Company 1.02%, due 05/14/2004	78	78

Promissory Notes (0.5%)
Goldman Sachs Group, Inc. (The) 1.13%, due 07/29/2004	183	183

Repurchase Agreements (1.4%) (c)
Merrill Lynch & Co., Inc. 1.04% Repurchase Agreement dated 04/30/2004 to be repurchased at $521 on 05/03/2004	521	521

	Shares	Value
Investment Companies (3.3%)

Money Market Funds (3.3%)
American AAdvantage Select Fund 1-day yield of 0.98%	156,107	$156
Barclays Institutional Money Market Fund 1-day yield of 1.02%	364,250	364
Merrill Lynch Premier Institutional Fund 1-day yield of 0.97%	140,993	141
Merrimac Cash Series Fund–Premium Class 1-day yield of 0.99%	520,357	520

Total Security Lending Collateral (cost: $2,623)		2,623

Total Investment Securities (cost: $32,102)		$33,225

	Contracts (f)	Value
WRITTEN OPTIONS (-1.9%)

Covered Call Options (-0.5%)
Altria Group, Inc. Call Strike $65.00 Expires 01/22/2005	20	$(2)
Bank of America Corporation Call Strike $45.00 Expires 01/22/2005	610	(137)
Intel Corporation Call Strike $40.00 Expires 07/17/2004	50	(e )
Intel Corporation Call Strike $35.00 Expires 07/17/2004	40	(e )
John Hancock Financial Services Call Strike $40.00 Expires 06/19/2005	30	(12)
Louisiana Pacific Corporation Call Strike $20.00 Expires 05/22/2004	100	(37)
Louisiana Pacific Corporation Call Strike $25.00 Expires 08/21/2004	25	(4)

	Contracts (f)	Value
Covered Call Options (continued)
Louisiana Pacific Corporation Call Strike $30.00 Expires 08/21/2004	25	$(1)
Raymond James Financial, Inc. Call Strike $26.63 Expires 05/22/2004	10	(e )

Put Options (-1.4%)
Altria Group, Inc. Put Strike $30.00 Expires 01/22/2005	100	(3)
Bank of America Corporation Put Strike $65.00 Expires 01/22/2005	20	(3)
Bank of America Corporation Put Strike $65.00 Expires 05/22/2004	130	(e )
Bristol-Myers Squibb Co. Put Strike $25.00 Expires 01/22/2005	50	(12)
Bristol-Myers Squibb Co. Put Strike $22.50 Expires 01/22/2005	60	(8)
ChevronTexaco Corporation Put Strike $60.00 Expires 01/22/2005	20	(1)
ChevronTexaco Corporation Put Strike $75.00 Expires 06/19/2004	40	(e )
Dominion Resources, Inc. Put Strike $50.00 Expires 01/22/2005	135	(4)
Dominion Resources, Inc. Put Strike $60.00 Expires 01/22/2005	85	(18)
du Pont (E.I.) de Nemours and Company Put Strike $35.00 Expires 01/22/2005	20	(2)
Duke Energy Corporation Put Strike $15.00 Expires 01/21/2006	20	(2)
Duke Energy Corporation Put Strike $20.00 Expires 01/22/2005	300	(41)
Duke Energy Corporation Put Strike $20.00 Expires 07/17/2004	250	(13)
Exxon Mobil Corporation Put Strike $40.00 Expires 10/16/2004	45	(5)
Exxon Mobile Corporation Put Strike $35.00 Expires 01/22/2005	40	(3)
Fannie Mae Put Strike $60.00 Expires 01/22/2005	35	(11)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Value Balanced    3

TA IDEX Transamerica Value Balanced

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Contracts (f)	Value
Put Options (continued)
Heinz (H.J.) Company Put Strike $35.00 Expires 09/18/2004	70	$(3)
Kimberly-Clark Corporation Put Strike $45.00 Expires 01/22/2005	90	(2)
Merck & Co, Inc. Put Strike $40.00 Expires 01/22/2005	45	(6)
Merck & Co, Inc. Put Strike $40.00 Expires 10/16/2004	50	(3)
Microsoft Corporation Put Strike $15.00 Expires 01/22/2005	100	(1)
Microsoft Corporation Put Strike $20.00 Expires 01/22/2005	40	(2)
Microsoft Corporation Put Strike $25.00 Expires 10/16/2004	120	(16)
Microsoft Corporation Put Strike $27.50 Expires 07/17/2004	40	(8)
Plum Creek Timber Company, Inc. Put Strike $22.50 Expires 05/22/2004	200	(1)
Rayonier, Inc. Put Strike $40.00 Expires 08/21/2004	127	(36)
Sara Lee Corporation Put Strike $15.00 Expires 01/22/2005	140	(1)
Sara Lee Corporation Put Strike $20.00 Expires 01/22/2005	30	(2)
Sara Lee Corporation Put Strike $20.00 Expires 07/17/2004	60	(e )
Schlumberger Limited Put Strike $50.00 Expires 08/21/2004	100	(8)

	Contracts (f)	Value
Put Options (continued)
SouthTrust Corporation Put Strike $32.50 Expires 09/18/2004	170	$(44)
Sun Microsystems, Inc. Put Strike $5.00 Expires 01/22/2005	500	(67)
Sun Microsystems, Inc. Put Strike $5.00 Expires 07/17/2004	600	(68)
Time Warner, Inc. Put Strike $12.50 Expires 01/22/2005	100	(3)
Time Warner, Inc. Put Strike $15.00 Expires 01/22/2005	270	(19)
Time Warner, Inc. Put Strike $18.00 Expires 07/17/2004	180	(26)
Union Pacific Corporation Put Strike $60.00 Expires 08/21/2004	85	(26)
Walt Disney Company (The) Put Strike $22.50 Expires 07/17/2004	60	(5)
Wilmington Trust Corporation Put Strike $30.00 Expires 05/22/2004	180	(11)
Wilmington Trust Corporation Put Strike $32.50 Expires 05/22/2004	30	(1)

Total Written Options (premium: $716)		(678)

SUMMARY:
Investments, at value	91.4%	$33,225
Written options	(1.9)%	(678)
Other assets in excess of liabilities	10.5%	3,817

Net assets	100.0%	$36,364

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At April 30, 2004, all or a portion of this security is on loan (see Note 1). The value at April 30, 2004, of all securities on loan is $ 2,495.
(c)	Cash collateral for the Repurchase Agreements, valued at $ 531, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%–9.75% and maturity dates ranging from 08/15/2004–11/15/2096, including some issues having a perpetual maturity.
(d)	At April 30, 2004, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities segregated at April 30, 2004, is $ 4,670.
(e)	Value is less than $ 1.
(f)	Contract amounts are not in thousands.
(g)	Floating or variable rate note. Rate is listed as of April 30, 2004.
(h)	Securities are stepbonds. CS First Boston-144A has a coupon rate of 7.90% until 05/01/2007, thereafter the coupon rate will reset every 5 years at the 5-year current month treasury rate + 200BP if not called.
(i)	Securities are stepbonds. Abbey National PLC has a coupon rate of 7.35% until 10/25/2006, thereafter, the coupon rate will reset every 5 years at the 5-year current month treasury rate + 178BP, if not called.

DEFINITIONS:

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, these securities aggregated $1,244 or 3.42% of the net assets of the Fund.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Value Balanced    4

TA IDEX Transamerica Value Balanced

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $32,102) (including securities loaned of $2,495)	$33,225
Cash	7,273
Receivables:
Investment securities sold	52
Shares of beneficial interest sold	25
Interest	135
Dividends	36
Other	8

40,754

Liabilities:
Investment securities purchased	903
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	69
Management and advisory fees	14
Distribution fees	23
Transfer agent fees	43
Payable for collateral for securities on loan	2,623
Written options (premium: $716)	678
Other	37

4,390

Net Assets	$36,364

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$39,028
Undistributed net investment income (loss)	9
Accumulated net realized gain (loss) from:
Investment securities	(4,707)
Written option contracts	873
Net unrealized appreciation (depreciation) on:
Investment securities	1,123
Written option contracts	38

Net Assets	$36,364

Net Assets by Class:
Class A	$13,040
Class B	14,800
Class C	1,618
Class C2	3,556
Class M	3,350
Shares Outstanding:
Class A	1,108
Class B	1,260
Class C	138
Class C2	303
Class M	284
Net Asset Value Per Share:
Class A	$11.77
Class B	11.74
Class C	11.74
Class C2	11.74
Class M	11.79
Maximum Offering Price Per Share (a):
Class A	$12.46
Class M	11.91

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$281
Dividends	256
Income from loaned securities–net	2

539

Expenses:
Management and advisory fees	134
Transfer agent fees	59
Printing and shareholder reports	30
Custody fees	5
Administration fees	9
Legal fees	1
Auditing and accounting fees	7
Trustees fees	1
Registration fees	26
Other	5
Distribution and service fees:
Class A	22
Class B	75
Class C	6
Class C2	19
Class M	15

Total expenses	414
Less:
Advisory fee waiver	(64)

Net expenses	350

Net Investment Income (Loss)	189

Net Realized Gain (Loss) from:
Investment securities	637
Written option contracts	398

1,035

Net Increase (Decrease) Unrealized Appreciation (Depreciation) on:
Investment securities	19
Written option contracts	(214)

(195)

Net Gain (Loss) on Investment Securities and Written Option Contracts	840

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,029

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Value Balanced    5

TA IDEX Transamerica Value Balanced

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$189	$402
Net realized gain (loss) from investment securities and written option contracts	1,035	180
Net unrealized appreciation (depreciation) on investment securities and written option contracts	(195)	4,968

	1,029	5,550

Distributions to Shareholders:
From net investment income:
Class A	(93)	(220)
Class B	(66)	(167)
Class C	(3)	(1)
Class C2	(17)	(52)
Class M	(17)	(46)

	(196)	(486)

From net realized gains:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,757	3,070
Class B	2,286	3,185
Class C	1,111	500
Class C2	412	582
Class M	277	679

	6,843	8,016

Dividends and distributions reinvested:
Class A	90	210
Class B	64	161
Class C	3	1
Class C2	16	51
Class M	16	46

	189	469

Cost of shares redeemed:
Class A	(1,933)	(4,327)
Class B	(1,655)	(3,669)
Class C	(22)	(15)
Class C2	(616)	(1,592)
Class M	(293)	(1,035)

	(4,519)	(10,638)

	2,513	(2,153)

Net increase (decrease) in net assets	3,346	2,911

Net Assets:
Beginning of period	33,018	30,107

End of period	$36,364	$33,018

Undistributed Net Investment Income (Loss)	$9	$16

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	234	289
Class B	196	298
Class C	93	48
Class C2	35	56
Class M	22	65

	580	756

Shares issued–reinvested from distributions:
Class A	8	21
Class B	5	16
Class C	–	–
Class C2	1	5
Class M	1	5

	15	47

Shares redeemed:
Class A	(162)	(417)
Class B	(139)	(358)
Class C	(2)	(2)
Class C2	(52)	(156)
Class M	(25)	(100)

	(380)	(1,033)

Net increase (decrease) in shares outstanding:
Class A	80	(107)
Class B	62	(44)
Class C	91	46
Class C2	(16)	(95)
Class M	(2)	(30)

	215	(230)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Value Balanced    6

TA IDEX Transamerica Value Balanced

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$11.49	$0.09	$0.28	$0.37	$(0.09)	$–	$(0.09)	$11.77
	10/31/2003	9.69	0.18	1.83	2.01	(0.21)	–	(0.21)	11.49
	10/31/2002	11.67	0.18	(1.65)	(1.47)	(0.16)	(0.35)	(0.51)	9.69
	10/31/2001	12.75	0.26	(0.51)	(0.25)	(0.26)	(0.57)	(0.83)	11.67
	10/31/2000	11.79	0.30	1.01	1.31	(0.35)	–	(0.35)	12.75
	10/31/1999	13.14	0.27	(0.73)	(0.46)	(0.24)	(0.65)	(0.89)	11.79
Class B	04/30/2004	11.46	0.05	0.28	0.33	(0.05)	–	(0.05)	11.74
	10/31/2003	9.69	0.11	1.80	1.91	(0.14)	–	(0.14)	11.46
	10/31/2002	11.66	0.11	(1.65)	(1.54)	(0.08)	(0.35)	(0.43)	9.69
	10/31/2001	12.74	0.18	(0.50)	(0.32)	(0.19)	(0.57)	(0.76)	11.66
	10/31/2000	11.78	0.23	1.01	1.24	(0.28)	–	(0.28)	12.74
	10/31/1999	13.13	0.19	(0.73)	(0.54)	(0.16)	(0.65)	(0.81)	11.78
Class C	04/30/2004	11.46	0.05	0.28	0.33	(0.05)	–	(0.05)	11.74
	10/31/2003	9.71	0.12	1.77	1.89	(0.14)	–	(0.14)	11.46
Class C2	04/30/2004	11.46	0.05	0.28	0.33	(0.05)	–	(0.05)	11.74
	10/31/2003	9.69	0.11	1.80	1.91	(0.14)	–	(0.14)	11.46
	10/31/2002	11.66	0.12	(1.66)	(1.54)	(0.08)	(0.35)	(0.43)	9.69
	10/31/2001	12.74	0.17	(0.49)	(0.32)	(0.19)	(0.57)	(0.76)	11.66
	10/31/2000	11.78	0.23	1.01	1.24	(0.28)	–	(0.28)	12.74
Class M	04/30/2004	11.47	0.05	0.33	0.38	(0.06)	–	(0.06)	11.79
	10/31/2003	9.69	0.12	1.81	1.93	(0.15)	–	(0.15)	11.47
	10/31/2002	11.66	0.11	(1.63)	(1.52)	(0.10)	(0.35)	(0.45)	9.69
	10/31/2001	12.74	0.19	(0.50)	(0.31)	(0.20)	(0.57)	(0.77)	11.66
	10/31/2000	11.78	0.24	1.01	1.25	(0.29)	–	(0.29)	12.74
	10/31/1999	13.13	0.20	(0.73)	(0.53)	(0.17)	(0.65)	(0.82)	11.78

			Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	3.21%	$13,040	1.55%	1.89%	1.47%	27%
	10/31/2003	21.04	11,832	1.55	2.20	1.75	50
	10/31/2002	(13.20)	11,020	1.55	1.89	1.56	82
	10/31/2001	(2.13)	13,880	1.55	1.95	2.04	50
	10/31/2000	11.43	9,850	1.55	2.02	2.50	28
	10/31/1999	(3.74)	12,377	1.66	1.85	2.12	82
Class B	04/30/2004	2.90	14,800	2.20	2.54	0.82	27
	10/31/2003	19.98	13,744	2.20	2.85	1.10	50
	10/31/2002	(13.72)	12,038	2.20	2.54	0.91	82
	10/31/2001	(2.74)	16,180	2.20	2.60	1.39	50
	10/31/2000	10.76	9,193	2.20	2.67	1.85	28
	10/31/1999	(4.36)	12,171	2.31	2.50	1.47	82
Class C	04/30/2004	2.99	1,618	2.20	2.54	0.82	27
	10/31/2003	19.73	530	2.20	2.86	1.10	50
Class C2	04/30/2004	2.90	3,556	2.20	2.54	0.82	27
	10/31/2003	19.98	3,645	2.20	2.85	1.10	50
	10/31/2002	(13.72)	3,999	2.20	2.54	0.91	82
	10/31/2001	(2.74)	3,619	2.20	2.60	1.39	50
	10/31/2000	10.76	565	2.20	2.67	1.85	28
Class M	04/30/2004	3.30	3,350	2.10	2.44	0.92	27
	10/31/2003	20.20	3,267	2.10	2.75	1.20	50
	10/31/2002	(13.64)	3,050	2.10	2.44	1.01	82
	10/31/2001	(2.65)	4,866	2.10	2.50	1.49	50
	10/31/2000	10.86	2,868	2.10	2.57	1.95	28
	10/31/1999	(4.26)	4,689	2.21	2.40	1.57	82

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Value Balanced    7

TA IDEX Transamerica Value Balanced

FINANCIAL HIGHLIGHTS (continued)

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003, and 4/30/2004.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	The inception date for the Fund’s offering of share classes are as follows:

Class C – November 11, 2002

Class C2 – November 1, 1999

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Value Balanced    8

TA IDEX Transamerica Value Balanced

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX Transamerica Value Balanced (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on October 1, 1995.

On March 1, 2004, the Fund changed its name from IDEX Transamerica Value Balanced to TA IDEX Transamerica Value Balanced.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party. Directed commissions during the period ended April 30, 2004, of $1 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned less than $1 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Value Balanced    9

TA IDEX Transamerica Value Balanced

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Option contracts: The Fund may enter into options contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the options contracts; the possibility of an illiquid market and inability of the counterparty to meet the contracts terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount is subsequently marked-to-market to reflect the current value of the option written.

The underlying face amounts of open option contracts at April 30, 2004, are listed in the Schedule of Investments.

Transactions in written call and put options were as follows:

	Premium	Contracts*
Beginning Balance 10/31/2003	$886	4,896
Sales	395	3,822
Closing Buys	(3)	(38)
Expirations	(397)	(2,418)
Exercised	(165)	(615)

Balance at 04/30/2004	$716	5,647

*	Contracts not in thousands.

Account Maintenance Fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder’s account.

No fee will be charged under the following conditions:

•	accounts opened within the preceding 24 months

•	accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•	accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•	UTMA/UGMA accounts

•	Fiduciary accounts

•	B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the period ended April 30, 2004, this fee totaled $8. These fees are included in Paid in Capital in the Statement of Assets & Liabilities.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Value Balanced    10

TA IDEX Transamerica Value Balanced

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

Transamerica Investment Management, LLC is both an affiliate to the Fund and sub-adviser to the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

0.75% of the first $500 million of ANA

0.65% of the next $500 million of ANA

0.60% of ANA over $1 billion

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.20% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at April 30, 2004.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$29
Retained by Underwriter	4
Contingent Deferred Sales Charges	14

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $9 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $59 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2004, the value of invested plan amounts was $4. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$5,990
U.S. Government	3,491
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	4,490
U.S. Government	3,697

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

Capital Loss Carryforward	Available through
$4,869	October 31, 2010

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Value Balanced    11

TA IDEX Transamerica Value Balanced

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 4–(continued)

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$32,102

Unrealized Appreciation	$2,909
Unrealized (Depreciation)	(1,786)

Net Unrealized Appreciation (Depreciation)	$1,123

NOTE 5.	SUBSEQUENT EVENTS

On May 28, 2004, the Fund acquired all the net assets of TA IDEX LKCM Strategic Total Return pursuant to a plan of reorganization. The acquisition was accomplished by a tax-free exchange of 4,268 shares of the Fund for the 2,942 shares of TA IDEX LKCM Strategic Total Return outstanding on May 27, 2004. TA IDEX LKCM Strategic Total Return’s net assets at that date, $50,386, including $6,071 unrealized depreciation, were combined with those of the Fund. Proceeds in connection with the acquisition were as follows:

	Shares	Amount
Proceeds in connection with the acquisition
Class A	2,371	$28,033
Class B	1,372	16,163
Class C	33	384
Class C2	221	2,604
Class M	271	3,202

Total	4,268	$50,386

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX Transamerica Value Balanced    12

TA IDEX T. Rowe Price Health Sciences

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

CONVERTIBLE PREFERRED STOCKS (0.0%)

Pharmaceuticals (0.0%)
NeoRx Corporation	3	$13

Total Convertible Preferred Stocks (cost: $30)		13

COMMON STOCKS (93.3%)

Computer & Data Processing Services (0.2%)
WebMD Corporation (a)	28,600	251

Drug Stores & Proprietary Stores (2.0%)
drugstore.com, inc. (a)	24,000	111
Omnicare, Inc.	60,440	2,506

Electronic & Other Electric Equipment (0.6%)
Wilson Greatbatch Technologies, Inc. (a)	20,900	721

Furniture & Fixtures (0.6%)
Kinetic Concepts, Inc. (a)	16,700	808

Health Services (5.9%)
Caremark Rx, Inc. (a)	56,389	1,909
Community Health Systems, Inc. (a)(b)	16,900	436
CryoLife, Inc (a)	27,900	160
HCA Inc. (b)	29,100	1,182
LabOne, Inc. (a)	13,500	399
Laboratory Corporation of America Holdings (a)	14,700	584
Mariner Health Care, Inc. (a)	47,800	863
NeighborCare, Inc. (a)	10,100	234
Quest Diagnostics Incorporated	9,700	818
Sunrise Assisted Living, Inc. (a)	16,800	531
Triad Hospitals, Inc. (a)(b)	6,600	224
Universal Health Services, Inc.–Class B (b)	5,300	233

Holding & Other Investment Offices (0.5%)
Ventas, Inc.	26,700	590

Instruments & Related Products (0.9%)
Alcon, Inc.	2,700	200
Molecular Devices Corporation (a)	11,200	220
STAAR Surgical Company (a)	33,800	287
Waters Corporation (a)	11,200	483

Insurance (10.1%)
Anthem, Inc. (a)(b)	70,600	6,254
UnitedHealth Group Incorporated (b)	97,900	6,019
WellPoint Health Networks Inc. (a)	7,350	821

Medical Instruments & Supplies (8.4%)
Aspect Medical Sytems, Inc. (a)	11,100	187
Bard, (C.R.) Inc.	12,400	1,318
Boston Scientific Corporation (a)(b)	63,600	2,619
Encore Medical Corporation (a)	22,400	176
Endologix, Inc. (a)	26,700	135
Fischer Imaging Corporation (a)	36,280	134
Guidant Corporation (b)	6,400	403
Haemonetics Corporation (a)	15,400	435
Kyphon Inc. (a)	2,200	55
Medtronic, Inc. (b)	23,900	1,206

	Shares	Value

Medical Instruments & Supplies (continued)
Regeneration Technologies, Inc. (a)	21,700	$206
Smith & Nephew PLC	77,100	783
St. Jude Medical, Inc. (a)	16,300	1,243
Stryker Corporation	10,200	1,009
Synthes-Stratec, Inc.	300	326
Ventana Medical Systems, Inc. (a)	3,200	158
Zimmer Holdings, Inc. (a)	6,700	535

Pharmaceuticals (60.1%)
Abbott Laboratories	3,750	165
Abgenix, Inc. (a)	64,400	1,048
Able Laboratories, Inc. (a)	35,400	681
Alexion Pharmaceuticals, Inc. (a)(b)	20,480	461
Alkermes, Inc. (a)	108,260	1,660
Allergan, Inc.	5,700	502
AmerisourceBergen Corporation	15,800	915
Amgen Inc. (a)(b)	73,420	4,131
Amylin Pharmaceuticals, Inc. (a)(b)	18,080	405
Andrx Corporation–Andrx Group (a)	4,100	94
Angiotech Pharmaceuticals, Inc. (a)	27,000	563
AtheroGenics, Inc. (a)	1,700	40
Barr Laboratories, Inc. (a)	4,150	172
BioCryst Pharmaceuticals, Inc. (a)	38,800	338
Biogen, Inc. (a)	46,800	2,761
BioSphere Medical, Inc. (a)	45,800	185
Cardinal Health, Inc. (b)	10,500	769
Celgene Corporation (a)	9,800	507
Celltech Group PLC (a)	61,100	456
Cephalon, Inc. (a)(b)	72,140	4,105
Cubist Pharmaceuticals, Inc. (a)	87,000	865
CV Therapeutics, Inc. (a)(b)	18,000	259
Cytogen Corporation (a)	24,000	348
Cytokinetics, Incorporated (a)	4,500	73
Dade Behring Holdings, Inc. (a)(b)	18,100	833
Discovery Laboratories, Inc. (a)	6,700	78
Elan Corporation PLC–ADR (a)	37,500	810
Encysive Pharmaceuticals Inc. (a)	35,400	356
EPIX Medical, Inc. (a)	15,300	375
Eyetech Pharmaceuticals, Inc. (a)	3,800	136
Forest Laboratories, Inc. (a)(b)	29,000	1,870
Genentech, Inc. (a)	22,470	2,759
Gilead Sciences, Inc. (a)(b)	85,970	5,230
Human Genome Sciences, Inc. (a)(b)	34,200	417
ICOS Corporation (a)	7,200	230
ImClone Systems Incorporated (a)(b)	77,890	5,209
Indevus Pharmaceuticals, Inc. (a)	25,000	182
Inspire Pharmaceuticals, Inc. (a)	23,700	390
Integra LifeSciences Holdings Corporation (a)	7,200	230
Invitrogen Corporation (a)	32,200	2,325
IVAX Corporation (a)	42,700	910
Johnson & Johnson (b)	22,300	1,205
Keryx Biopharmaceuticals, Inc. (a)	27,100	409
Ligand Pharmaceuticals Incorporated (a)	6,200	133
Lilly (Eli) and Company (b)	22,500	1,661

The notes to the financial statements are an integral part of this report.

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TA IDEX T. Rowe Price Health Sciences    1

TA IDEX T. Rowe Price Health Sciences

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Pharmaceuticals (continued)
Martek Biosciences Corp. (a)(b)	7,800	$495
Medicines Company (The) (a)	65,050	2,128
Medicis Pharmaceutical Corporation–Class A	4,100	176
Medimmune, Inc. (a)(b)	43,820	1,062
Merck & Co., Inc.	5,800	273
MGI PHARMA, INC. (a)	33,800	2,090
Millennium Pharmaceuticals, Inc. (a)	21,600	324
Myogen, Inc. (a)	3,400	39
Myriad Genetics, Inc. (a)	14,600	252
Nabi Biopharmaceuticals (a)	600	10
Nektar Therapeutics (a)	18,900	383
NeoRx Corporation–warrants, Expires 12/08/2008 (a)	1,200	(c	)
NeoRx Corporation (a)	4,600	11
Neurocrine Biosciences, Inc. (a)(b)	34,260	2,248
Novartis AG–ADR	2,000	90
Noven Pharmaceuticals, Inc. (a)	8,750	172
Novo Nordisk A/S–Class B	1,500	71
NPS Pharmaceuticals, Inc. (a)(b)	44,000	1,102
Onyx Pharmaceuticals, Inc. (a)	36,300	1,790
OSI Pharmaceuticals, Inc. (a)	10,830	799
Penwest Pharmaceuticals Co. (a)	7,000	111
Pfizer Inc. (b)	117,980	4,219
Protein Design Labs, Inc. (a)(b)	47,400	1,160
Regeneron Pharmaceuticals, Inc. (a)	12,100	152
Rigel Pharmaceuticals, Inc (a)	14,700	312
Roche Holding AG–Genusschein	1,520	160
Salix Pharmaceuticals, Ltd. (a)	11,300	350
Sanofi-Synthelabo	9,800	623
Schering-Plough Corporation	26,780	448
Sepracor Inc. (a)	16,600	794
Serologicals Corporation (a)	6,100	113
Shire Pharmaceuticals Group PLC–ADR (a)	5,900	164
Taro Pharmaceutical Industries Ltd. (a)	5,000	216
Teva Pharmaceutical Industries Ltd.–ADR	26,340	1,621
Transkaryotic Therapies, Inc. (a)	15,400	224
Trimeris, Inc. (a)(b)	50,520	743
United Therapeutics Corporation (a)	6,800	167
Valeant Pharmaceuticals International	29,300	677
Vertex Pharmaceuticals Incorporated (a)	43,600	377
Vion Pharmaceuticals, Inc. (a)	99,400	528
ViroLogic, Inc. (a)	7,300	21
ViroPharma Incorporated (a)	8,133	18
Watson Pharmaceuticals, Inc. (a)	18,200	648
Wyeth	69,300	2,638
XOMA Ltd. (a)	36,100	155
Yamanouchi Pharmaceutical Co., Ltd.	18,500	617

Research & Testing Services (1.6%)
deCODE genetics, Inc. (a)	42,300	366
Diversa Corporation (a)	29,400	280
Edwards Lifesciences Corporation (a)	9,400	324
Exelixis, Inc. (a)	76,580	696
Gen-Probe Incorporated (a)	11,800	393

	Shares	Value

Wholesale Trade Durable Goods (2.4%)
Symyx Technologies, Inc. (a)	42,600	$1,091
Fisher Scientific International Inc. (a)	30,000	1,758
Patterson Dental Company (a)	3,500	258

Total Common Stocks (cost: $106,379)		120,960

	Principal	Value

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (7.5%)
U. S. Treasury Bill (b) 0.00%, due 05/06/2004	$1,700	$1,700
0.95%, due 06/17/2004	1,400	1,398
0.93%, due 06/17/2004	1,750	1,748
0.92%, due 06/17/2004	1,400	1,399
0.91%, due 06/17/2004	400	400
1.00%, due 08/26/2004	2,750	2,741
0.96%, due 08/26/2004	200	199
1.02%, due 08/26/2004	200	199

Total Short-Term U.S. Government Obligations (cost: $9,784)		9,784

Total Investment Securities (cost: $116,193)		$130,757

	Contracts (d)	Value
WRITTEN OPTIONS (-1.3%)
Covered Call Options (-0.5%)
Alexion Pharmaceuticals, Inc.
Call Strike $22.50
Expires 05/22/2004	39	$(4)
Alexion Pharmaceuticals, Inc.
Call Strike $25.00
Expires 11/20/2004	128	(31)
Amgen, Inc.
Call Strike $60.00
Expires 07/17/2004	47	(6)
Amgen, Inc.
Call Strike $65.00
Expires 07/17/2004	278	(12)
Amgen, Inc.
Call Strike $65.00
Expires 10/16/2004	141	(16)
Amgen, Inc.
Call Strike $70.00
Expires 10/16/2004	48	(2)
Amylin Pharmaceuticals, Inc.
Call Strike $30.00
Expires 07/17/2004	31	(1)
Anthem, Inc.
Call Strike $100.00
Expires 09/18/2004	97	(15)
Boston Scientific Corporation
Call Strike $37.50
Expires 05/22/2004	107	(42)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Health Sciences    2

TA IDEX T. Rowe Price Health Sciences

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Contracts (d)	Value

Covered Call Options (continued)
Cardinal Health, Inc.
Call Strike $65.00
Expires 06/19/2004	18	$(16)
Cardinal Health, Inc.
Call Strike $70.00
Expires 09/18/2004	65	(40)
Cephalon, Inc.
Call Strike $60.00
Expires 05/22/2004	46	(3)
Cephalon, Inc.
Call Strike $70.00
Expires 01/22/2005	95	(18)
Cephalon, Inc.
Call Strike $70.00
Expires 11/20/2004	143	(17)
Community Health Services, Inc.
Call Strike $30.00
Expires 09/18/2004	96	(6)
CV Therapeutics, Inc.
Call Strike $17.50
Expires 07/17/2004	56	(3)
Dade Behring Holdings, Inc.
Call Strike $50.00
Expires 05/22/2004	1	(c )
Eli Lilly and Company
Call Strike $60.00
Expires 10/16/2004	13	(1)
Eli Lilly and Company
Call Strike $75.00
Expires 07/17/2004	62	(15)
Eli Lilly and Company
Call Strike $80.00
Expires 10/16/2004	86	(19)
Forest Laboratories, Inc.
Call Strike $70.00
Expires 05/22/2004	36	(1)
Gilead Sciences, Inc.
Call Strike $70.00
Expires 08/21/2004	71	(10)
Gilead Sciences, Inc.
Call Strike $70.00
Expires 11/20/2004	98	(32)
Guidant Corporation
Call Strike $75.00
Expires 07/17/2004	46	(2)
HCA, Inc.
Call Strike $42.50
Expires 08/21/2004	97	(14)
Human Genome Sciences, Inc.
Call Strike $15.00
Expires 10/16/2004	91	(8)

	Contracts (d)	Value

Covered Call Options (continued)
ImClone Systems Incorporated
Call Strike $45.00
Expires 05/22/2004	23	$(50)
ImClone Systems Incorporated
Call Strike $45.00
Expires 08/21/2004	41	(95)
ImClone Systems Incorporated
Call Strike $75.00
Expires 05/22/2004	73	(7)
ImClone Systems Incorporated
Call Strike $75.00
Expires 11/20/2004	93	(68)
ImClone Systems Incorporated
Call Strike $85.00
Expires 06/19/2004	98	(13)
ImClone Systems Incorporated
Call Strike $90.00
Expires 06/19/2004	99	(8)
Johnson & Johnson
Call Strike $55.00
Expires 07/17/2004	93	(10)
Martek Biosciences Corporation
Call Strike $65.00
Expires 06/19/2004	20	(7)
Medimmune, Inc.
Call Strike $27.50
Expires 06/19/2004	82	(4)
Medtronic, Inc.
Call Strike $55.00
Expires 08/21/2004	88	(7)
Neurocrine Biosciences, Inc.
Call Strike $60.00
Expires 05/22/2004	46	(31)
Nps Pharmaceuticals, Inc.
Call Strike $30.00
Expires 05/22/2004	142	(2)
Nps Pharmaceuticals, Inc.
Call Strike $35.00
Expires 11/20/2004	95	(9)
Pfizer, Inc.
Call Strike $37.50
Expires 01/22/2005	131	(24)
Pfizer, Inc.
Call Strike $37.50
Expires 06/19/2004	99	(4)
Protein Design Labs, Inc.
Call Strike $22.50
Expires 08/21/2004	41	(15)
Triad Hospitals, Inc.
Call Strike $35.00
Expires 05/22/2004	54	(3)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Health Sciences    3

TA IDEX T. Rowe Price Health Sciences

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Contracts (d)	Value

Covered Call Options (continued)
Trimeris, Inc.
Call Strike $15.00
Expires 07/17/2004	73	$(9)
UnitedHealth Group Incorporated
Call Strike $70.00
Expires 09/18/2004	96	(9)
Universal Health Services, Inc.–Class B
Call Strike $50.00
Expires 07/17/2004	20	(1)

Put Options (–0.8%)
Amgen, Inc.
Put Strike $60.00
Expires 07/17/2004	24	(12)
Amylin Pharmaceuticals, Inc.
Put Strike $22.50
Expires 01/22/2005	36	(14)
Andrx Corporation
Put Strike $30.00
Expires 01/22/2005	47	(38)
Angiotech Pharmaceuticals, Inc.
Put Strike $25.00
Expires 09/18/2004	39	(20)
Anthem, Inc.
Put Strike $80.00
Expires 01/22/2005	37	(16)
Anthem, Inc.
Put Strike $90.00
Expires 01/22/2005	39	(32)
Anthem, Inc.
Put Strike $90.00
Expires 09/18/2004	49	(31)
Becton Dickinson and Company
Put Strike $55.00
Expires 09/18/2004	67	(36)
Biogen Idec, Inc.
Put Strike $60.00
Expires 10/16/2004	45	(30)
Boston Scientific Corporation
Put Strike $40.00
Expires 05/22/2004	49	(4)
Boston Scientific Corporation
Put Strike $42.50
Expires 01/22/2005	20	(11)
Caremark Rx, Inc.
Put Strike $40.00
Expires 01/22/2005	46	(32)
Celgene Corporation
Put Strike $45.00
Expires 01/22/2005	73	(35)
Celgene Corporation
Put Strike $50.00
Expires 01/22/2005	28	(20)

	Contracts (d)	Value

Put Options (continued)
Elan Corporation, plc ADR
Put Strike $25.00
Expires 01/21/2006	33	$(27)
Elan Corporation, plc ADR
Put Strike $25.00
Expires 01/22/2005	38	(26)
Fisher Scientific International, Inc.
Put Strike $55.00
Expires 09/18/2004	43	(11)
Forest Laboratories, Inc.
Put Strike $75.00
Expires 05/22/2004	19	(20)
Genentech, Inc.
Put Strike $115.00
Expires 01/22/2005	56	(56)
Genentech, Inc.
Put Strike $125.00
Expires 01/22/2005	5	(8)
HCA, Inc.
Put Strike $40.00
Expires 01/22/2005	24	(8)
ImClone Systems Incorporated
Put Strike $40.00
Expires 08/21/2004	18	(1)
ImClone Systems Incorporated
Put Strike $50.00
Expires 05/22/2004	18	(c )
ImClone Systems Incorporated
Put Strike $50.00
Expires 08/21/2004	28	(6)
ImClone Systems Incorporated
Put Strike $55.00
Expires 01/22/2005	28	(15)
ImClone Systems Incorporated
Put Strike $60.00
Expires 01/22/2005	37	(27)
ImClone Systems Incorporated
Put Strike $65.00
Expires 11/20/2004	24	(22)
Invitrogen Corporation
Put Strike $65.00
Expires 05/22/2004	17	(1)
Invitrogen Corporation
Put Strike $70.00
Expires 01/22/2005	38	(26)
Invitrogen Corporation
Put Strike $70.00
Expires 05/22/2004	22	(3)
Invitrogen Corporation
Put Strike $70.00
Expires 08/21/2004	29	(13)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Health Sciences    4

TA IDEX T. Rowe Price Health Sciences

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Contracts (d)	Value

Put Options (continued)
IVAX Corporation
Put Strike $25.00
Expires 01/22/2005	27	$(13)
IVAX Corporation
Put Strike $25.00
Expires 06/19/2004	34	(13)
King Pharmaceuticals, Inc.
Put Strike $25.00
Expires 01/22/2005	25	(20)
Medicines Company (The)
Put Strike $30.00
Expires 07/17/2004	34	(6)
Medicines Company (The)
Put Strike $35.00
Expires 10/16/2004	37	(20)
Medtronic, Inc.
Put Strike $45.00
Expires 08/21/2004	12	(1)
Medtronic, Inc.
Put Strike $50.00
Expires 01/22/2005	22	(8)
Mgi Pharma, Inc.
Put Strike $50.00
Expires 07/17/2004	21	(3)
Mgi Pharma, Inc.
Put Strike $55.00
Expires 07/17/2004	57	(14)
Mgi Pharma, Inc.
Put Strike $60.00
Expires 01/22/2005	17	(14)
Mgi Pharma, Inc.
Put Strike $65.00
Expires 01/22/2005	34	(37)
Nektar Therapeutics
Put Strike $22.50
Expires 08/21/2004	24	(10)
Nektar Therapeutics
Put Strike $25.00
Expires 08/21/2004	24	(14)
Nektar Therapeutics
Put Strike $25.00
Expires 11/20/2004	24	(16)

	Contracts (d)	Value

Put Options (continued)
Pfizer, Inc.
Put Strike $37.50
Expires 06/19/2004	14	$(3)
Protein Design Labs, Inc.
Put Strike $22.50
Expires 08/21/2004	16	(3)
Quest Diagnostics, Inc.
Put Strike $90.00
Expires 08/21/2004	18	(14)
Sepracor, Inc.
Put Strike $50.00
Expires 01/22/2005	39	(32)
Sepracor, Inc.
Put Strike $55.00
Expires 01/22/2005	34	(39)
St. Jude Medical, Inc.
Put Strike $70.00
Expires 10/16/2004	24	(7)
Stryker Corporation
Put Strike $90.00
Expires 09/18/2004	8	(2)
UnitedHealth Group Incorporated
Put Strike $65.00
Expires 09/18/2004	24	(13)
Waters Corporation
Put Strike $40.00
Expires 11/20/2004	23	(4)
Wilson Greatbatch Technologies, Inc.
Put Strike $45.00
Expires 05/22/2004	10	(11)
Wyeth
Put Strike $35.00
Expires 01/22/2005	17	(4)

Total Written Options (premium: $1,753)		(1,632)

SUMMARY:
Investments, at value	100.8%	$130,757
Written options	(1.3)%	(1,632)
Liabilities in excess of other assets	0.5%	641

Net assets	100.0%	$129,766

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At April 30, 2004, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities segregated at April 30, 2004, is $26,300.
(c)	Value is less than $1.
(d)	Contract amounts are not in thousands.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Health Sciences    5

TA IDEX T. Rowe Price Health Sciences

STATEMENT OF ASSETS AND LIABILITIES

Period ended April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $116,193)	$130,757
Cash	1,328
Foreign cash (cost: $53)	54
Receivables:
Investment securities sold	569
Shares of beneficial interest sold	626
Dividends	17
Dividend reclaims receivable	1

133,352

Liabilities:
Investment securities purchased	1,586
Accounts payable and accrued liabilities:
Management and advisory fees	105
Due to Advisor	182
Distribution fees	40
Transfer agent fees	9
Written options (premium: $1,753)	1,632
Other	32

3,586

Net Assets	$129,766

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$113,339
Accumulated net investment income (loss)	(756)
Undistributed net realized gain (loss) from:
Investment securities	1,623
Written options contracts	875
Net unrealized appreciation (depreciation) on:
Investment securities	14,564
Written options contracts	121

Net Assets	$129,766

Net Assets by Class:
Class A	$122,743
Class B	4,761
Class C	791
Class C2	964
Class M	507
Shares Outstanding:
Class A	10,398
Class B	409
Class C	67
Class C2	83
Class M	44
Net Asset Value Per Share:
Class A	$11.82
Class B	11.66
Class C	11.67
Class C2	11.65
Class M	11.66
Maximum Offering Price Per Share (a):
Class A	$12.51
Class M	11.78

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$33
Dividends	133
Less withholding taxes on foreign dividends	(2)

164

Expenses:
Management and advisory fees	462
Transfer agent fees	11
Printing and shareholder reports	7
Custody fees	26
Administration fees	11
Legal fees	1
Auditing and accounting fees	5
Trustees fees	1
Registration fees	24
Other	9
Distribution and service fees:
Class A	152
Class B	19
Class C	5
Class C2	2
Class M	2

Total expenses before recovery of waived expenses	737

Recovered expenses	182

Total expenses	919

Net Investment Income (Loss)	(755)

Net Realized Gain (Loss) from:
Investment securities	2,245
Written option contracts	667

2,912

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	11,220
Written option contracts	(46)

11,174

Net Gain (Loss) on Investment Securities and Option Contracts	14,086

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,331

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Health Sciences    6

TA IDEX T. Rowe Price Health Sciences

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(755)	$(417)
Net realized gain (loss) from investment securities and option contracts	2,912	657
Net unrealized appreciation (depreciation) on investment securities and option contracts	11,174	3,723

	13,331	3,963

Distributions to Shareholders:
From net investment income:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

From net realized gains:
Class A	(452)	–
Class B	(21)	–
Class C	(2)	–
Class C2	(7)	–
Class M	(3)	–

	(485)	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	52,506	52,189
Class B	1,550	2,260
Class C	571	213
Class C2	317	768
Class M	88	158

	55,032	55,588

Dividends and distributions reinvested:
Class A	452	–
Class B	21	–
Class C	2	–
Class C2	5	–
Class M	2	–

	482	–

Cost of shares redeemed:
Class A	(1,390)	(410)
Class B	(286)	(344)
Class C	(39)	(19)
Class C2	(405)	(278)
Class M	(3)	(18)

	(2,123)	(1,069)

	53,391	54,519

Net increase (decrease) in net assets	66,237	58,482

Net Assets:
Beginning of period	63,529	5,047

End of period	$129,766	$63,529

Accumulated Net Investment Income (Loss)	$(756)	$(1)

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	4,653	5,413
Class B	139	239
Class C	51	22
Class C2	29	82
Class M	8	16

	4,880	5,772

Shares issued–reinvested from distributions:
Class A	43	–
Class B	2	–
Class C	–	–
Class C2	1	–
Class M	–	–

	46	–

Shares redeemed:
Class A	(128)	(42)
Class B	(26)	(37)
Class C	(4)	(2)
Class C2	(37)	(29)
Class M	–	(1)

	(195)	(111)

Net increase (decrease) in shares outstanding:
Class A	4,568	5,371
Class B	115	202
Class C	47	20
Class C2	(7)	53
Class M	8	15

	4,731	5,661

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Health Sciences    7

TA IDEX T. Rowe Price Health Sciences

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$10.14	$(0.07)	$1.82	$1.75	$–	$(0.07)	$(0.07)	$11.82
	10/31/2003	8.28	(0.16)	2.02	1.86	–	–	–	10.14
	10/31/2002	10.00	(0.08)	(1.64)	(1.72)	–	–	–	8.28
Class B	04/30/2004	10.03	(0.11)	1.81	1.70	–	(0.07)	(0.07)	11.66
	10/31/2003	8.24	(0.21)	2.00	1.79	–	–	–	10.03
	10/31/2002	10.00	(0.11)	(1.65)	(1.76)	–	–	–	8.24
Class C	04/30/2004	10.03	(0.11)	1.82	1.71	–	(0.07)	(0.07)	11.67
	10/31/2003	8.10	(0.22)	2.15	1.93	–	–	–	10.03
Class C2	04/30/2004	10.03	(0.10)	1.79	1.69	–	(0.07)	(0.07)	11.65
	10/31/2003	8.24	(0.21)	2.00	1.79	–	–	–	10.03
	10/31/2002	10.00	(0.12)	(1.64)	(1.76)	–	–	–	8.24
Class M	04/30/2004	10.05	(0.10)	1.78	1.68	–	(0.07)	(0.07)	11.66
	10/31/2003	8.24	(0.20)	2.01	1.81	–	–	–	10.05
	10/31/2002	10.00	(0.12)	(1.64)	(1.76)	–	–	–	8.24

			Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	17.33%	$122,743	1.56%	1.95%	(1.60)%	15%
	10/31/2003	22.46	59,115	1.95	2.19	(1.61)	30
	10/31/2002	(17.20)	3,804	1.95	8.76	(1.51)	43
Class B	04/30/2004	17.02	4,761	2.21	2.60	(2.25)	15
	10/31/2003	21.72	2,952	2.60	2.84	(2.26)	30
	10/31/2002	(17.60)	758	2.60	9.41	(2.16)	43
Class C	04/30/2004	17.12	791	2.21	2.60	(2.25)	15
	10/31/2003	23.83	201	2.60	2.84	(2.26)	30
Class C2	04/30/2004	16.92	964	2.21	2.60	(2.25)	15
	10/31/2003	21.72	904	2.60	2.84	(2.26)	30
	10/31/2002	(17.60)	308	2.60	9.41	(2.16)	43
Class M	04/30/2004	16.79	507	2.11	2.50	(2.15)	15
	10/31/2003	21.97	357	2.50	2.74	(2.16)	30
	10/31/2002	(17.60)	177	2.50	9.31	(2.06)	43

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser and excludes the recovery of waived expenses, if any (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	TA IDEX T. Rowe Price Health Sciences (“the Fund”) commenced operations on March 1, 2002. The inception date for the Fund’s offering of share Class C was November 11, 2002.

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Health Sciences    8

TA IDEX T. Rowe Price Health Sciences

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX T. Rowe Price Health Sciences (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on March 1, 2002.

On March 1, 2004, the Fund changed its name from IDEX T. Rowe Price Health Sciences to TA IDEX T. Rowe Price Health Sciences.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of Shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party. Directed commissions during the period ended April 30, 2004, of $13 are included in net realized gains in the Statement of Operations.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Option contracts: The Fund may enter into options contracts to manage exposure to market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in value of the securities held and the prices of the options contracts; the possibility of an illiquid market and inability of the counterparty to meet the contracts terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount is subsequently marked-to-market to reflect the current value of the option written.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Health Sciences    9

TA IDEX T. Rowe Price Health Sciences

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

The underlying face amounts of open option contracts at April 30, 2004, are listed in the Schedule of Investments.

Transactions in written call and put options were as follows:

	Premium	Contracts*
Beginning Balance 10/31/2003	$778	2,419
Sales	2,833	9,222
Closing Buys	(1,689)	(5,574)
Expirations	(110)	(647)
Exercised	(59)	(182)

Balance at 04/30/2004	$1,753	5,238

*	Contracts not in thousands.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation - Conservative Portfolio	$10,988	8%
TA IDEX Asset Allocation - Growth Portfolio	27,594	21%
TA IDEX Asset Allocation - Moderate Growth Portfolio	45,471	35%
TA IDEX Asset Allocation - Moderate Portfolio	35,787	28%

Total	$119,840	92%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

1.00% of the first $500 million of ANA

0.95% of ANA over $500 million

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.60% Expense Limit

The sub-adviser, T. Rowe Price, has agreed to a pricing discount based on the aggregate assets that they manage in the Transamerica IDEX Mutual Funds. The amount of the discount received by the Fund at April 30, 2004 was $3.

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

	Expenses Recovered by Adviser	Increase in Total Expenses to Average Net Assets
Recovered in 2004	$182	0.39%

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$20
Retained by Underwriter	3
Contingent Deferred Sales Charges	3

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Health Sciences    10

TA IDEX T. Rowe Price Health Sciences

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $11 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $11 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Fund. At April 30, 2004, the value of invested plan amounts was $1. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$60,956
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	12,755
U.S. Government	–
NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions and net operating losses.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$116,437

Unrealized Appreciation	$18,220
Unrealized (Depreciation)	(3,900)

Net Unrealized Appreciation (Depreciation)	$14,320

NOTE 5.	SUBSEQUENT EVENTS

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Health Sciences    11

TA IDEX T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

COMMON STOCKS (97.4%)

Air Transportation (1.6%)
AirTran Holdings, Inc. (a)	37,500	$458
Atlantic Coast Airlines Holdings, Inc. (a)	22,000	144
ExpressJet Holdings, Inc. (a)	16,100	205
Frontier Airlines, Inc. (a)(b)	66,600	605
JetBlue Airways Corporation (a)(b)	5,200	144
SkyWest, Inc.	47,800	870

Amusement & Recreation Services (1.4%)
Alliance Gaming Corporation (a)	22,100	552
International Speedway Corporation–Class A	3,200	135
Mandalay Resort Group	6,500	373
Station Casinos, Inc.	16,800	757
Westwood One, Inc. (a)	8,500	251

Apparel & Accessory Stores (2.0%)
AnnTaylor, Inc. (a)(b)	8,050	326
Christopher & Banks Corporation	37,900	678
Hot Topic, Inc. (a)(b)	29,800	663
Pacific Sunwear of California, Inc. (a)	23,450	503
Ross Stores, Inc.	22,400	683
Talbots, Inc. (The) (b)	3,400	119

Apparel Products (0.2%)
Too, Inc. (a)(b)	17,300	303

Auto Repair, Services & Parking (0.3%)
Dollar Thrifty Automotive Group, Inc. (a)	19,100	503

Automotive (1.0%)
Gentex Corporation	16,800	661
Oshkosh Truck Corporation	15,500	794

Automotive Dealers & Service Stations (1.0%)
Group 1 Automotive, Inc. (a)	12,600	435
O’Reilly Automotive, Inc. (a)	20,000	898
Sonic Automotive, Inc.	5,100	127

Beverages (0.1%)
Boston Beer Company, Inc. (The)–Class A (a)	11,100	212

Business Services (3.0%)
Catalina Marketing Corporation (a)(b)	7,300	121
ChoicePoint Inc. (a)	22,100	971
Digital Insight Corporation (a)(b)	39,300	758
Fair Issac Corporation (b)	25,605	863
Getty Images, Inc. (a)	10,200	557
Rent-A-Center, Inc. (a)	20,550	601
Valassis Communications, Inc. (a)	4,700	145
Websense, Inc. (a)	13,700	404

Chemicals & Allied Products (0.2%)
ATMI, Inc. (a)(b)	13,500	298

Commercial Banks (1.8%)
Boston Private Financial Holdings, Inc.	23,900	557
East West Bancorp, Inc.	9,100	513
Silicon Valley Bancshares (a)	9,400	323
Southwest Bancorporation of Texas, Inc.	10,500	427
UCBH Holdings, Inc. (b)	23,200	859

	Shares	Value

Communication (0.4%)
Global Payments Inc.	11,380	$546
Insight Communications Company, Inc. (a)(b)	12,300	112

Communications Equipment (2.8%)
ADTRAN, Inc.	26,100	640
Advanced Fibre Communications, Inc. (a)(b)	17,800	297
Anaren Microwave, Inc. (a)	19,500	288
Centillium Communications, Inc. (a)	114,900	437
Inter-Tel, Incorporated	32,500	778
Plantronics, Inc. (a)	30,200	1,146
Powerwave Technologies, Inc. (a)(b)	72,600	492

Computer & Data Processing Services (8.4%)
Activision, Inc. (a)	39,450	594
Actuate Corporation (a)	44,800	146
BARRA, Inc.	15,650	639
Borland Software Corporation (a)	46,300	382
CACI International Inc.–Class A (a)	12,600	573
Cognizant Technology Solutions Corporation (a)	8,500	368
Computer Programs and Systems, Inc.	55,800	1,102
Concord Communications, Inc. (a)(b)	10,900	134
EarthLink, Inc. (a)	31,700	292
EPIQ Systems, Inc. (a)(b)	8,600	123
F5 Networks, Inc. (a)	21,100	536
FactSet Research Systems Inc. (b)	14,900	592
Henry (Jack) & Associates, Inc.	19,500	355
Hyperion Solutions Corporation (a)	21,200	814
Informatica Corporation (a)	32,600	236
Inforte Corp. (a)	31,900	346
Macromedia, Inc. (a)	4,200	87
MatrixOne, Inc. (a)	26,600	160
Mercury Interactive Corporation (a)(b)	1,500	64
MTC Technologies, Inc. (a)	21,600	566
National Instruments Corporation	15,600	477
Netegrity, Inc. (a)(b)	18,350	154
Network Associates, Inc. (a)	7,600	119
Open Text Corporation (a)	13,100	356
Packeteer, Inc. (a)(b)	29,800	359
Radiant Systems, Inc. (a)	17,550	78
Red Hat, Inc. (a)(b)	19,100	434
SERENA Software, Inc. (a)(b)	36,900	656
SkillSoft PLC–ADR (a)	19,000	238
SRA International, Inc.–Class A (a)	19,500	732
Symantec Corporation (a)(b)	11,400	514

Computer & Office Equipment (1.6%)
Avocent Corporation (a)	9,300	298
Black Box Corporation	6,100	311
Maxtor Corporation (a)	92,900	605
Polycom, Inc. (a)	28,706	548
SanDisk Corporation (a)(b)	25,800	596

Construction (1.3%)
D.R. Horton, Inc.	8,890	256
Insituform Technologies, Inc.–Class A (a)	23,300	378
M.D.C. Holdings, Inc.	8,734	540
Standard Pacific Corp.	3,600	182
Toll Brothers, Inc. (a)(b)	15,000	594

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Small Cap    1

TA IDEX T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Drug Stores & Proprietary Stores (0.8%)
drugstore.com, inc. (a)	19,500	$90
Omnicare, Inc. (b)	25,200	1,044

Educational Services (3.5%)
Apollo Group, Inc.–University of Phoenix Online (a)	14,466	1,259
Career Education Corporation (a)	11,200	717
Corinthian Colleges, Inc. (a)(b)	25,000	766
DeVRY Inc. (a)(b)	26,800	772
Education Management Corporation (a)	34,600	1,227
ITT Educational Services, Inc. (a)	10,300	415

Electrical Goods (0.3%)
Hughes Supply, Inc.	8,100	453

Electronic & Other Electric Equipment (0.3% )
Digital Theater Systems, Inc. (a)	10,500	235
Harman International Industries, Incorporated	3,600	273

Electronic Components & Accessories (6.6%)
Advanced Energy Industries, Inc. (a)	40,800	540
Aeroflex Incorporated (a)	81,500	1,025
AMIS Holdings, Inc. (a)	17,000	245
Exar Corporation (a)	24,000	366
Integrated Circuit Systems, Inc. (a)	21,500	509
Integrated Silicon Solution, Inc. (a)	45,300	622
Intersil Corporation–Class A	32,796	648
KEMET Corporation (a)	12,500	155
Kopin Corporation (a)	17,600	88
Lattice Semiconductor Corporation (a)	27,100	193
Mercury Computer Systems, Inc. (a)	33,500	750
Micrel, Incorporated (a)	6,900	84
Microchip Technology Incorporated	2,175	61
OmniVision Technologies, Inc. (a)(b)	31,400	700
Pericom Semiconductor Corporation (a)	21,400	226
Plexus Corp. (a)(b)	48,900	703
REMEC, Inc. (a)	14,600	92
Semtech Corporation (a)	25,700	540
Silicon Storage Technology, Inc. (a)	36,600	485
Skyworks Solutions, Inc. (a)	17,300	148
Tessera Technologies, Inc. (a)	18,300	324
TriQuint Semiconductor, Inc. (a)	24,426	134
TTM Technologies, Inc. (a)	37,300	414
Zoran Corporation (a)	40,297	666

Environmental Services (0.7%)
Stericycle, Inc. (a)	10,800	516
Waste Connections, Inc. (a)	12,800	515

Fabricated Metal Products (0.2%)
Simpson Manufacturing Co., Inc.	6,400	334

Food & Kindred Products (0.1%)
Peet’s Coffee & Tea, Inc. (a)	8,600	188

Food Stores (0.3%)
Whole Foods Market, Inc. (b)	5,500	440

Furniture & Fixtures (0.2%)
La-Z-Boy Incorporated	13,600	283

	Shares	Value

Furniture & Home Furnishings Stores (1.2%)
Cost Plus, Inc. (a)	25,000	$905
Pier 1 Imports, Inc.	23,400	483
Williams-Sonoma, Inc. (a)(b)	13,100	425

Health Services (4.6%)
Accredo Health, Incorporated (a)(b)	29,950	1,158
AMN Healthcare Services, Inc. (a)(b)	6,347	103
AmSurg Corp. (a)	14,100	341
Caremark Rx, Inc. (a)	19,693	667
Community Health Systems, Inc. (a)	11,700	302
DaVita Inc. (a)	16,600	848
Gentiva Health Services, Inc. (a)	12,700	186
LifePoint Hospitals, Inc. (a)	23,700	848
Manor Care, Inc.	11,100	360
Odyssey HealthCare, Inc. (a)	10,200	171
Renal Care Group, Inc. (a)	7,000	346
Symbion, Inc. (a)	15,000	245
Triad Hospitals, Inc. (a)	9,000	306
United Surgical Partners International, Inc. (a)(b)	25,400	920

Holding & Other Investment Offices (0.3%)
Redwood Trust, Inc.	10,300	448

Industrial Machinery & Equipment (3.4%)
Axcelis Technologies, Inc. (a)	18,000	189
Cymer, Inc. (a)(b)	16,900	540
Engineered Support Systems, Inc.	21,350	1,037
FMC Technologies, Inc. (a)	8,800	240
National-Oilwell, Inc. (a)	14,900	416
Oil States International, Inc. (a)	27,400	371
Varco International Inc. (a)(b)	17,300	358
Varian Semiconductor Equipment Associates, Inc. (a)	18,800	612
Zebra Technologies Corporation–Class A (a)	17,000	1,246

Instruments & Related Products (4.4%)
August Technology Corporation (a)	11,500	152
Avid Technology, Inc. (a)	19,800	950
Cognex Corporation	15,900	505
Coherent, Inc. (a)	11,100	271
Cohu, Inc.	17,100	299
Cytyc Corporation (a)	19,500	417
Dionex Corporation (a)	8,750	447
FLIR Systems, Inc. (a)(b)	20,200	948
Fossil, Inc. (a)	16,030	393
Herley Industries, Inc. (a)	14,200	296
Lexar Media, Inc. (a)(b)	36,100	336
Newport Corporation (a)	3,400	50
Pinnacle Systems, Inc. (a)(b)	46,600	367
Rudolph Technologies, Inc. (a)(b)	6,900	111
SBS Technologies, Inc. (a)	13,000	194
STAAR Surgical Company (a)(b)	33,100	281
Varian, Inc. (a)	10,900	447

Insurance (3.4%)
Coventry Health Care, Inc. (a)	23,000	962
First Health Group Corp. (a)(b)	31,000	518
Max Re Capital Ltd.	19,500	429

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Small Cap    2

TA IDEX T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Insurance (continued)
PMI Group, Inc. (The)	6,700	$288
RenaissanceRe Holdings Ltd.	13,000	685
StanCorp Financial Group, Inc.	7,700	476
Triad Guaranty Inc. (a)	17,900	979
WellChoice, Inc. (a)	14,300	606

Insurance Agents, Brokers & Service (0.3%)
Brown & Brown, Inc.	11,100	433

Leather & Leather Products (0.2%)
Timberland Company (The)–Class A (a)	5,300	332

Management Services (1.7%)
Advisory Board Company (The) (a)	18,000	623
Corporate Executive Board Company (The)	26,500	1,369
Exult, Inc. (a)(b)	86,000	525

Manufacturing Industries (0.3%)
Marvel Enterprises, Inc. (a)(b)	24,750	470

Medical Instruments & Supplies (4.1%)
Advanced Neuromodulation Systems, Inc. (a)(b)	6,100	166
Apogent Technologies, Inc. (a)(b)	11,300	366
Conceptus, Inc. (a)(b)	9,800	113
Cyberonics, Inc. (a)(b)	4,300	102
DENTSPLY International Inc.	12,150	589
ICU Medical, Inc. (a)(b)	18,600	621
INAMED Corporation (a)(b)	19,950	1,174
Mentor Corporation	5,300	168
Respironics, Inc. (a)(b)	16,900	886
STERIS Corporation (a)	41,600	922
Thoratec Corporation (a)(b)	46,700	636
Wright Medical Group, Inc. (a)	8,000	275

Mortgage Bankers & Brokers (0.3%)
Doral Financial Corporation	11,425	375

Motion Pictures (0.6%)
CNET Networks, Inc. (a)(b)	20,700	176
Macrovision Corporation (a)	41,800	704

Oil & Gas Extraction (4.5%)
Atwood Oceanics, Inc. (a)	4,600	169
Brown (Tom), Inc. (a)	18,400	881
Cabot Oil & Gas Corporation–Class A	11,900	425
Cal Dive International, Inc. (a)	26,800	725
Core Laboratories NV (a)	4,200	96
Evergreen Resources, Inc. (a)(b)	13,700	550
Global Industries, Ltd. (a)	19,800	119
Grey Wolf, Inc. (a)	140,400	559
Helmerich & Payne, Inc.	12,300	332
Key Energy Services, Inc. (a)	11,300	120
Patterson-UTI Energy, Inc. (a)	21,400	774
Spinnaker Exploration Company (a)	14,600	521
Stone Energy Corporation (a)	15,500	763
Unit Corporation (a)	20,300	573

Personal Credit Institutions (0.1%)
First Marblehead Corporation (a)	5,700	169

	Shares	Value

Pharmaceuticals (9.1%)
Abgenix, Inc. (a)	18,800	$306
Albany Molecular Research, Inc. (a)	17,900	290
Alkermes, Inc. (a)(b)	13,200	202
Andrx Corporation–Andrx Group (a)(b)	7,400	169
Bradley Pharmaceuticals, Inc. (a)(b)	26,300	690
Celgene Corporation (a)	11,700	605
Cephalon, Inc. (a)(b)	8,024	457
Charles River Laboratories, Inc. (a)(b)	16,600	764
Digene Corporation (a)	23,200	824
Eon Labs, Inc. (a)	13,000	855
Gilead Sciences, Inc. (a)	5,300	322
Human Genome Sciences, Inc. (a)	17,700	216
ICOS Corporation (a)(b)	10,200	326
IDEXX Laboratories, Inc. (a)(b)	4,100	251
Invitrogen Corporation (a)(b)	11,200	809
K-V Pharmaceutical Company–Class A (a)(b)	22,150	532
Martek Biosciences Corp. (a)(b)	13,600	863
Medicis Pharmaceutical Corporation–Class A	25,800	1,107
Neurocrine Biosciences, Inc. (a)(b)	12,700	834
Noven Pharmaceuticals, Inc. (a)	34,400	676
Pharmaceutical Resources, Inc. (a)	4,500	181
Priority Healthcare Corporation–Class B (a)	11,300	227
Protein Design Labs, Inc. (a)	23,900	585
Taro Pharmaceutical Industries Ltd. (a)	11,800	510
Techne Corporation (a)	14,100	549
Vertex Pharmaceuticals Incorporated (a)	7,694	66

Primary Metal Industries (0.6%)
Lone Star Technologies, Inc. (a)	10,000	205
Maverick Tube Corporation (a)	27,200	616

Printing & Publishing (0.5%)
Scholastic Corporation (a)	26,200	743

Radio & Television Broadcasting (1.7%)
Cox Radio, Inc.–Class A (a)	17,100	354
Emmis Communications Corporation–Class A (a)	26,500	620
Entercom Communications Corp. (a)	6,500	296
Radio One, Inc.–Class D (a)(b)	38,500	730
Regent Communications, Inc. (a)	42,000	268
Spanish Broadcasting System, Inc. (a)	25,400	247

Radio, Television & Computer Stores (0.3%)
GameStop Corp. (a)	17,000	299
Tweeter Home Entertainment Group, Inc. (a)	27,700	199

Research & Testing Services (1.2%)
Forrester Research, Inc. (a)	33,600	583
Pharmaceutical Product Development, Inc. (a)	17,900	529
Symyx Technologies, Inc. (a)	25,100	643

Restaurants (2.6%)
CEC Entertainment Inc. (a)	25,950	887
Cheesecake Factory Incorporated (The) (a)(b)	11,600	491
P.F. Chang’s China Bistro, Inc. (a)(b)	16,400	801
RARE Hospitality International, Inc. (a)	25,700	703
Ruby Tuesday, Inc.	16,900	506
Sonic Corp. (a)(b)	13,850	447

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Small Cap    3

TA IDEX T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Retail Trade (1.9%)
A.C. Moore Arts & Crafts, Inc. (a)	32,100	$874
Insight Enterprises, Inc. (a)	24,800	415
Michaels Stores, Inc.	9,800	490
PETsMART, Inc.	30,100	834
Schein (Henry), Inc. (a)	2,500	176

Rubber & Misc. Plastic Products (0.6%)
Entegris, Inc. (a)	39,600	402
VANS, INC. (a)	22,400	455

Savings Institutions (0.5%)
IndyMac Bancorp, Inc.	22,400	720

Security & Commodity Brokers (2.0%)
Affiliated Managers Group, Inc. (a)(b)	17,300	843
Eaton Vance Corp.	11,500	420
Investment Technology Group, Inc. (a)(b)	10,000	143
Investors Financial Services Corp.	21,500	836
Legg Mason, Inc. (b)	3,600	331
Waddell & Reed Financial, Inc.–Class A	18,350	408

Social Services (0.5%)
Bright Horizons Family Solutions, Inc. (a)	16,300	723

Stone, Clay & Glass Products (0.1%)
Cabot Microelectronics Corporation (a)(b)	5,373	159

Telecommunications (0.9%)
Nextel Partners, Inc.–Class A (a)(b)	83,600	1,116
NII Holdings, Inc. (a)(b)	6,900	242

Transportation & Public Utilities (1.2%)
Forward Air Corporation (a)	24,900	829
UTI Worldwide, Inc.	20,000	916

Trucking & Warehousing (1.3%)
Covenant Transport, Inc.–Class A (a)	8,800	155
Iron Mountain Incorporated (a)(b)	28,250	1,286
Old Dominion Freight Line, Inc. (a)	11,200	418

Variety Stores (0.5%)
Dollar Tree Stores, Inc. (a)	7,800	210
Family Dollar Stores, Inc.	4,600	148
Fred’s, Inc.	23,450	435

Wholesale Trade Durable Goods (1.3%)
Patterson Dental Company (a)(b)	11,600	855
SCP Pool Corporation (a)	25,687	1,033

Wholesale Trade Nondurable Goods (1.1%)
Performance Food Group Company (a)(b)	8,400	295
SunOpta Inc. (a)(b)	60,300	566
United Natural Foods, Inc. (a)	30,400	762

Total Common Stocks (cost: $125,699)		143,468

	Principal	Value
SECURITY LENDING COLLATERAL (21.4%)

Debt (11.7%)

Bank Notes (2.1%)
Canadian Imperial Bank of Commerce 1.10%, due 11/04/2004	$1,560	$1,560
Fleet National Bank 1.00%, due 07/21/2004	1,560	1,560

Euro Dollar Overnight (1.0%)
Credit Agricole Indosuez 1.00%, due 05/07/2004	936	936
Royal Bank of Scotland Group PLC (The) 1.00%, due 05/07/2004	562	562

Euro Dollar Terms (2.9%)
Bank of Montreal
1.02%, due 05/21/2004	183	183
BNP Paribas SA
1.01%, due 05/18/2004	936	936
1.08%, due 07/29/2004	936	936
Den Danske Bank
1.02%, due 05/20/2004	624	624
Royal Bank of Scotland Group PLC (The) 1.05%, due 07/15/2004	624	624
Wells Fargo & Company 1.02%, due 05/14/2004	936	936

Promissory Notes (1.5%)
Goldman Sachs Group, Inc. (The) 1.13%, due 05/30/2004	2,185	2,185

Repurchase Agreements (4.2%) (c)
Merrill Lynch & Co., Inc. 1.04% Repurchase Agreement dated 04/30/2004 to be repurchased at $6,243 on 05/03/2004	6,243	6,243

	Shares	Value
Investment Companies (9.7%)

Money Market Funds (9.7%)
American AAdvantage Select Fund 1-day yield of 0.98%	1,872,493	$1,872
Barclays Institutional Money Market Fund 1-day yield of 1.02%	4,369,150	4,369
Merrill Lynch Premier Institutional Fund 1-day yield of 0.97%	1,691,195	1,691
Merrimac Cash Series Fund– Premium Class 1-day yield of 0.99%	6,241,642	6,242

Total Security Lending Collateral (cost: $31,459)		31,459

Total Investment Securities (cost: $157,158)		$174,927

SUMMARY:
Investments, at value	118.8%	$174,927
Liabilities in excess of other assets	(18.8)%	(27,715)

Net assets	100.0%	$147,212

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At April 30, 2004, all or a portion of this security is on loan (see Note 1). The value at April 30, 2004, of all securities on loan is $30,017.
(c)	Cash collateral for the Repurchase Agreements, valued at $6,366, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%–9.75% and maturity dates ranging from 08/15/2004–11/15/2096, including some issues having a perpetual maturity.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Small Cap    4

TA IDEX T. Rowe Price Small Cap

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands)

(unaudited)

Assets:
Investment securities, at value (cost: $157,158) (including securities loaned of $30,017)	$174,927
Cash	3,676
Receivables:
Investment securities sold	456
Shares of beneficial interest sold	809
Interest	1
Dividends	15
Other	29

179,913

Liabilities:
Investment securities purchased	896
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	93
Management and advisory fees	100
Distribution fees	54
Transfer agent fees	43
Payable for collateral for securities on loan	31,459
Other	56

32,701

Net Assets	$147,212

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$135,543
Accumulated net investment income (loss)	(818)
Accumulated net realized gain (loss) from:
Investment securities	(5,319)
Futures contracts	37
Net unrealized appreciation (depreciation) on investment securities	17,769

Net Assets	$147,212

Net Assets by Class:
Class A	$128,361
Class B	13,183
Class C	1,310
Class C2	2,479
Class M	1,879
Shares Outstanding:
Class A	11,518
Class B	1,225
Class C	122
Class C2	230
Class M	174
Net Asset Value Per Share:
Class A	$11.14
Class B	10.76
Class C	10.76
Class C2	10.76
Class M	10.82
Maximum Offering Price Per Share (a):
Class A	$11.79
Class M	10.93

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Interest	$5
Dividends	159
Income from loaned securities–net	19

183

Expenses:
Management and advisory fees	536
Transfer agent fees	70
Printing and shareholder reports	30
Custody fees	11
Administration fees	13
Legal fees	1
Auditing and accounting fees	5
Trustees fees	2
Registration fees	24
Other	13
Distribution and service fees:
Class A	202
Class B	66
Class C	5
Class C2	13
Class M	10

Total expenses	1,001

Net Investment Income (Loss)	(818)

Net Realized Gain (Loss) from:
Investment securities	2,492
Futures contracts	37

2,529

Net Increase (Decrease) in Unrealized Appreciation (Depreciation) on:
Investment securities	3,783
Futures contracts	(17)

3,766

Net Gain (Loss) on Investment Securities and Futures Contracts	6,295

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,477

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Small Cap    5

TA IDEX T. Rowe Price Small Cap

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(818)	$(797)
Net realized gain (loss) from investment securities and future contracts	2,529	(1,233)
Net unrealized appreciation (depreciation) on investment securities and future contracts	3,766	18,612

	5,477	16,582

Distributions to Shareholders:
From net investment income:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

From net realized gains:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	34,581	80,987
Class B	1,905	3,085
Class C	1,319	692
Class C2	385	548
Class M	104	1,395

	38,294	86,707

Dividends and distributions reinvested:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Cost of shares redeemed:
Class A	(5,902)	(4,857)
Class B	(1,523)	(2,700)
Class C	(655)	(127)
Class C2	(445)	(740)
Class M	(695)	(1,073)

	(9,220)	(9,497)

	29,074	77,210

Net increase (decrease) in net assets	34,551	93,792

Net Assets:
Beginning of year	112,661	18,869

End of year	$147,212	$112,661

Accumulated Net Investment Income (Loss)	$(818)	$ –

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	3,087	8,673
Class B	176	350
Class C	123	75
Class C2	36	63
Class M	10	155

	3,432	9,316

Shares issued–reinvested from distributions:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Shares redeemed:
Class A	(523)	(547)
Class B	(140)	(322)
Class C	(62)	(14)
Class C2	(41)	(87)
Class M	(65)	(128)

	(831)	(1,098)

Net increase (decrease) in shares outstanding:
Class A	2,564	8,126
Class B	36	28
Class C	61	61
Class C2	(5)	(24)
Class M	(55)	27

	2,601	8,218

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Small Cap    6

TA IDEX T. Rowe Price Small Cap

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$10.61	$(0.06)	$0.59	$0.53	$–	$–	$–	$11.14
	10/31/2003	7.83	(0.15)	2.93	2.78	–	–	–	10.61
	10/31/2002	9.46	(0.16)	(1.47)	(1.63)	–	–	–	7.83
	10/31/2001	13.17	(0.14)	(3.56)	(3.70)	–	(0.01)	(0.01)	9.46
	10/31/2000	11.01	(0.07)	2.51	2.44	–	(0.28)	(0.28)	13.17
	10/31/1999	10.00	0.02	0.99	1.01	–	–	–	11.01
Class B	04/30/2004	10.28	(0.10)	0.58	0.48	–	–	–	10.76
	10/31/2003	7.63	(0.19)	2.84	2.65	–	–	–	10.28
	10/31/2002	9.29	(0.22)	(1.44)	(1.66)	–	–	–	7.63
	10/31/2001	13.05	(0.21)	(3.54)	(3.75)	–	(0.01)	(0.01)	9.29
	10/31/2000	10.97	(0.15)	2.51	2.36	–	(0.28)	(0.28)	13.05
	10/31/1999	10.00	(0.02)	0.99	0.97	–	–	–	10.97
Class C	04/30/2004	10.28	(0.10)	0.58	0.48	–	–	–	10.76
	10/31/2003	7.52	(0.20)	2.96	2.76	–	–	–	10.28
Class C2	04/30/2004	10.28	(0.10)	0.58	0.48	–	–	–	10.76
	10/31/2003	7.63	(0.19)	2.84	2.65	–	–	–	10.28
	10/31/2002	9.29	(0.21)	(1.45)	(1.66)	–	–	–	7.63
	10/31/2001	13.05	(0.24)	(3.51)	(3.75)	–	(0.01)	(0.01)	9.29
	10/31/2000	10.97	(0.15)	2.51	2.36	–	(0.28)	(0.28)	13.05
Class M	04/30/2004	10.33	(0.09)	0.58	0.49	–	–	–	10.82
	10/31/2003	7.66	(0.18)	2.85	2.67	–	–	–	10.33
	10/31/2002	9.31	(0.19)	(1.46)	(1.65)	–	–	–	7.66
	10/31/2001	13.07	(0.20)	(3.55)	(3.75)	–	(0.01)	(0.01)	9.31
	10/31/2000	10.98	(0.14)	2.51	2.37	–	(0.28)	(0.28)	13.07
	10/31/1999	10.00	(0.01)	0.99	0.98	–	–	–	10.98

			Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	5.00%	$128,361	1.40%	1.40%	(1.13)%	10%
	10/31/2003	35.50	95,018	1.75	1.93	(1.55)	25
	10/31/2002	(17.22)	6,487	1.74	2.67	(1.52)	55
	10/31/2001	(28.11)	7,067	1.55	2.56	(1.30)	49
	10/31/2000	22.31	8,262	1.55	2.83	(1.14)	53
	10/31/1999	10.13	1,272	1.55	7.93	(1.15)	43
Class B	04/30/2004	4.67	13,183	2.05	2.05	(1.78)	10
	10/31/2003	34.73	12,227	2.40	2.58	(2.20)	25
	10/31/2002	(17.85)	8,860	2.39	3.32	(2.17)	55
	10/31/2001	(28.73)	9,496	2.20	3.21	(1.95)	49
	10/31/2000	21.63	8,119	2.20	3.48	(1.79)	53
	10/31/1999	9.70	1,135	2.20	8.58	(1.80)	43
Class C	04/30/2004	4.67	1,310	2.05	2.05	(1.78)	10
	10/31/2003	36.70	628	2.40	2.58	(2.20)	25
Class C2	04/30/2004	4.67	2,479	2.05	2.05	(1.78)	10
	10/31/2003	34.73	2,417	2.40	2.58	(2.20)	25
	10/31/2002	(17.85)	1,975	2.39	3.32	(2.17)	55
	10/31/2001	(28.73)	1,943	2.20	3.21	(1.95)	49
	10/31/2000	21.63	1,626	2.20	3.48	(1.79)	53
Class M	04/30/2004	4.74	1,879	1.95	1.95	(1.68)	10
	10/31/2003	34.86	2,371	2.30	2.48	(2.10)	25
	10/31/2002	(17.76)	1,547	2.29	3.22	(2.07)	55
	10/31/2001	(28.64)	2,161	2.10	3.11	(1.85)	49
	10/31/2000	21.73	2,489	2.10	3.38	(1.69)	53
	10/31/1999	9.77	685	2.10	8.48	(1.70)	43

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Small Cap    7

TA IDEX T. Rowe Price Small Cap

FINANCIAL HIGHLIGHTS (continued)

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003 and 4/30/2004.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	TA IDEX T. Rowe Price Small Cap (“the Fund”) commenced operations on March 1, 1999. The inception date for the Fund’s offering of share classes are as follows:

Class C – November 11, 2002

Class C2 – November 1, 1999

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Small Cap    8

TA IDEX T. Rowe Price Small Cap

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX T. Rowe Price Small Cap (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on March 1, 1999.

On March 1, 2004, the Fund changed its name from IDEX T. Rowe Price Small Cap to TA IDEX T. Rowe Price Small Cap.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received).

Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Directed brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which Transamerica IDEX Mutual Funds has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within Transamerica IDEX Mutual Funds, or by any other party. Directed commissions during the period ended April 30, 2004, of $3 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned $8 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Small Cap    9

TA IDEX T. Rowe Price Small Cap

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1–(continued)

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments.

During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterpart to meet the contract terms.

The underlying face amount of open futures contracts at April 30, 2004, are listed in the Schedule of Investments. The variation margin payable, is included in the accompanying Statements of Assets and Liabilities. Variation margin payable represents the additional payments due in order to maintain the equity account at the required margin level.

Account Maintenance Fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder’s account.

No fee will be charged under the following conditions:

•	accounts opened within the preceding 24 months

•	accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•	accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•	UTMA/UGMA accounts

•	Fiduciary accounts

•	B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the period ended April 30, 2004, this fee totaled $2. These fees are included in Paid in Capital in the Statement of Assets & Liabilities.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Small Cap    10

TA IDEX T. Rowe Price Small Cap

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

The following schedule reflects the percentage of fund assets owned by affiliated mutual funds (i.e., through the asset allocation funds):

	Net Assets	% of Net Assets
TA IDEX Asset Allocation - Conservative Portfolio	$5,941	4%
TA IDEX Asset Allocation - Growth Portfolio	34,153	23%
TA IDEX Asset Allocation - Moderate Growth Portfolio	51,713	35%
TA IDEX Asset Allocation - Moderate Portfolio	26,628	18%

Total	$118,435	80%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

0.80% of the first $500 million of ANA

0.70% of ANA over $500 million

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.40% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at April 30, 2004.

The sub-adviser, T. Rowe Price, has agreed to a pricing discount based on the aggregate assets that they manage in the Transamerica IDEX Mutual Funds. The amount of the discount received by the Fund at April 30, 2004 was $19.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$31
Retained by Underwriter	4
Contingent Deferred Sales Charges	14

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $13 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $70 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Fund. At April 30, 2004, the value of invested plan amount was $2. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$39,523
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	12,740
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Small Cap    11

TA IDEX T. Rowe Price Small Cap

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 4–(continued)

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$1,832	October 31, 2009
4,119	October 31, 2010
1,038	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, were as follows:

Federal Tax Cost Basis	$157,735

Unrealized Appreciation	$23,902
Unrealized (Depreciation)	(6,710)

Net Unrealized Appreciation (Depreciation)	$17,192

NOTE 5.	SUBSEQUENT EVENTS

On June 15, 2004, Class C2 shares merged into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Small Cap     12

TA IDEX T. Rowe Price Tax-Efficient Growth

SCHEDULE OF INVESTMENTS

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

COMMON STOCKS (101.4%)
Aerospace (0.3%)
Boeing Company (The)	2,600	$111
Amusement & Recreation Services (1.2%)
Disney (Walt) Company (The)	16,600	382
Apparel Products (0.5%)
Cintas Corporation	3,600	162
Automotive (0.8%)
Harley-Davidson, Inc.	4,700	265
Beverages (3.3%)
Anheuser-Busch Companies, Inc.	2,900	149
Coca-Cola Company (The)	11,200	566
PepsiCo, Inc.	6,670	363
Business Services (9.1%)
ChoicePoint Inc. (a)	4,200	184
Clear Channel Communications, Inc.	15,400	640
eBay Inc. (a)	6,900	551
Equifax Inc.	1,700	42
First Data Corporation	6,800	309
Monster Worldwide, Inc. (a)(b)	4,300	110
Moody’s Corporation	3,800	245
Omnicom Group, Inc.	5,200	413
Robert Half International Inc. (a)	6,500	177
WPP Group PLC–ADR	5,400	266
Chemicals & Allied Products (3.2%)
Avon Products, Inc.	2,100	176
Colgate-Palmolive Company	3,500	203
Ecolab Inc.	3,600	107
Procter & Gamble Company (The)	4,300	455
Valspar Corporation (The)	2,000	99
Commercial Banks (7.0%)
Bank of New York Company, Inc. (The)	8,600	251
Citigroup Inc.	17,759	854
Mellon Financial Corporation	4,000	119
Northern Trust Corporation	8,000	338
State Street Corporation (b)	7,200	351
Wells Fargo & Company	6,400	361
Communication (2.6%)
Certegy Inc.	4,800	172
Viacom, Inc.–Class B	17,400	673
Communications Equipment (0.2%)
Nokia Corporation–ADR	5,500	77
Computer & Data Processing Services (6.7%)
Automatic Data Processing, Inc.	4,200	184
BMC Software, Inc. (a)	5,600	97
Computer Associates International, Inc. (b)	3,900	105
Intuit Inc. (a)	3,600	153
Microsoft Corporation	41,500	1,078
Oracle Corporation (a)	21,000	236
SAP AG–ADR	1,400	52
Yahoo! Inc. (a)	4,900	247
Computer & Office Equipment (4.2%)
Cisco Systems, Inc. (a)	31,300	653
Dell Inc. (a)	17,500	607
EMC Corporation (a)	7,700	86

	Shares	Value

Drug Stores & Proprietary Stores (1.5%)
CVS Corporation (b)	4,200	$162
Medco Health Solutions, Inc. (a)	1,109	39
Walgreen Co.	8,300	286
Educational Services (1.1%)
Apollo Group, Inc.–Class A (a)	2,650	241
DeVRY Inc. (a)	4,500	130
Electronic & Other Electric Equipment (2.9%)
General Electric Company	31,550	945
Electronic Components & Accessories (10.2%)
Altera Corporation (a)(b)	14,700	294
Analog Devices, Inc.	7,400	315
Broadcom Corporation–Class A (a)	3,500	132
Intel Corporation	26,800	690
Linear Technology Corporation	11,600	413
Maxim Integrated Products	10,800	497
Microchip Technology Incorporated	6,300	177
Molex Incorporated–Class A	3,500	90
Texas Instruments Incorporated	13,700	344
Xilinx, Inc. (a)	9,400	316
Fabricated Metal Products (0.5%)
Gillette Company (The)	4,000	164
Food & Kindred Products (0.8%)
General Mills, Inc. (b)	2,800	137
Wrigley (Wm.) Jr. Company	1,700	105
Furniture & Home Furnishings Stores (0.8%)
Bed Bath & Beyond Inc. (a)	3,500	130
Williams-Sonoma, Inc. (a)(b)	3,600	117
Industrial Machinery & Equipment (0.8%)
Applied Materials, Inc. (a)	9,100	166
Illinois Tool Works Inc.	1,200	103
Insurance (6.6%)
Ambac Financial Group, Inc.	2,400	166
American International Group, Inc.	11,563	828
UnitedHealth Group Incorporated	9,200	566
WellPoint Health Networks Inc. (a)	5,000	558
Insurance Agents, Brokers & Service (1.8%)
Marsh & McLennan Companies, Inc.	12,800	577
Lumber & Other Building Materials (1.6%)
Home Depot, Inc. (The)	14,700	517
Management Services (0.6%)
Paychex, Inc.	5,200	194
Manufacturing Industries (0.2%)
International Game Technology	1,600	60
Medical Instruments & Supplies (3.5%)
Baxter International Inc.	3,200	101
Guidant Corporation	2,400	151
Medtronic, Inc.	13,900	701
Stryker Corporation	1,900	188
Motion Pictures (1.0%)
Time Warner Inc. (a)	20,000	336
Paper & Allied Products (0.7%)
3M Company	600	52
Kimberly-Clark Corporation	2,500	164

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Tax-Efficient Growth    1

TA IDEX T. Rowe Price Tax-Efficient Growth

SCHEDULE OF INVESTMENTS (continued)

At April 30, 2004

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

Personal Credit Institutions (0.7%)
SLM Corporation	5,500	$211
Pharmaceuticals (12.8%)
Abbott Laboratories	6,100	269
Amgen Inc. (a)	9,600	540
AstraZeneca PLC–ADR (b)	2,000	96
Cardinal Health, Inc.	1,700	125
Glaxo Wellcome PLC–ADR (b)	6,700	281
Johnson & Johnson	10,400	562
Lilly (Eli) and Company	6,500	480
Merck & Co., Inc.	7,100	334
Pfizer Inc.	33,385	1,194
Wyeth	6,100	232
Printing & Publishing (1.1%)
McGraw-Hill Companies, Inc. (The)	4,400	347
Radio & Television Broadcasting (0.6%)
Univision Communications Inc.–Class A (a)	5,500	186
Restaurants (0.5%)
Starbucks Corporation (a)	4,300	167
Retail Trade (0.6%)
Tiffany & Co.	4,600	179
Rubber & Misc. Plastic Products (0.3%)
NIKE, Inc.–Class B	1,300	94
Security & Commodity Brokers (1.8%)
American Express Company	4,400	215
Franklin Resources, Inc.	4,200	230
Schwab (Charles) Corporation (The)	14,600	150
Telecommunications (0.7%)
Vodafone Group PLC–ADR	9,000	221
Transportation & Public Utilities (0.9%)
Expeditors International of Washington, Inc.	2,800	113
InterActiveCorp (a)(b)	5,600	178
U.S. Government Agencies (3.3%)
Fannie Mae	8,000	550
Freddie Mac	8,600	502
Variety Stores (3.5%)
Dollar General Corporation	9,800	184
Family Dollar Stores, Inc.	3,900	125
Wal-Mart Stores, Inc.	14,500	827
Wholesale Trade Nondurable Goods (0.9%)
SYSCO Corporation	7,300	279

Total Common Stocks (cost: $25,102)		32,692

	Principal	Value
SECURITY LENDING COLLATERAL ( 4.1%)

Debt (2.3%)
Bank Notes (0.4%)
Canadian Imperial Bank of Commerce 1.10%, due 11/04/2004	$66	$66
Fleet National Bank 1.00%, due 07/21/2004	66	66
Euro Dollar Overnight (0.2%)
Credit Agricole Indosuez 1.00%, due 05/07/2004	40	40
Royal Bank of Scotland Group PLC (The) 1.00%, due 05/07/2004	24	24
Euro Dollar Terms (0.6%)
Bank of Montreal
1.02%, due 05/21/2004	8	8
BNP Paribas SA
1.01%, due 05/18/2004	40	40
1.08%, due 07/29/2004	40	40
Den Danske Bank
1.02%, due 05/20/2004	26	26
Royal Bank of Scotland Group PLC (The) 1.05%, due 07/15/2004	26	26
Wells Fargo & Company 1.02%, due 05/14/2004	40	40
Promissory Notes (0.3%)
Goldman Sachs Group, Inc. (The) 1.13%, due 07/29/2004	93	93
Repurchase Agreements (0.8%) (c)
Merrill Lynch & Co., Inc. 1.04% Repurchase Agreement dated 04/30/2004 to be repurchased at $265 on 05/03/2004	265	265
	Shares	Value
Investment Companies (1.8%)
Money Market Funds (1.8%)
Americana AAdvantage Select Fund 1-day yield of 0.98%	79,464	79
Barclays Institutional Money Market Fund 1-day yield of 1.02%	185,415	185
Merrill Lynch Premier Institutional Fund 1-day yield of 0.97%	71,770	72
Merrimac Cash Series Fund– Premium Class 1-day yield of 0.99%	264,879	265

Total Security Lending Collateral (cost: $1,335)		1,335

Total Investment Securities (cost: $26,437)		$34,027

SUMMARY:
Investments, at value	105.5%	$34,027
Liabilities in excess of other assets	(5.5)%	(1,763)

Net assets	100.0%	$32,264

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Tax-Efficient Growth    2

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At April 30, 2004, all or a portion of this security is on loan (see Note 1). The value at April 30, 2004, of all securities on loan is $1,292.
(c)	Cash collateral for the Repurchase Agreements, valued at $270, that serve as collateral for securities lending are invested in corporate bonds with interest rates ranging from 0.00%–9.75% and maturity dates ranging from 08/15/2004–11/15/2096, including some issues having a perpetual maturity.

DEFINITIONS:

ADR American Depositary Receipt

TA IDEX T. Rowe Price Tax-Efficient Growth

STATEMENT OF ASSETS AND LIABILITIES

At April 30, 2004

(all amounts except per share amounts in thousands) (unaudited)

Assets:
Investment securities, at value (cost: $26,437) (including securities loaned of $1,292)	$34,027
Receivables:
Investment securities sold	65
Shares of beneficial interest sold	13
Dividends	28
Other	3

34,136

Liabilities:
Accounts payable and accrued liabilities:
Shares of beneficial interest redeemed	377
Management and advisory fees	18
Distribution fees	20
Due to custodian	58
Transfer agent fees	32
Payable for collateral for securities on loan	1,335
Other	32

1,872

Net Assets	$32,264

Net Assets Consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$30,519
Accumulated net investment income (loss)	(164)
Accumulated net realized gain (loss) from investment securities	(5,681)
Net unrealized appreciation (depreciation) on investment securities	7,590

Net Assets	$32,264

Net Assets by Class:
Class A	$12,548
Class B	14,577
Class C	529
Class C2	3,111
Class M	1,499
Shares Outstanding:
Class A	1,239
Class B	1,473
Class C	53
Class C2	314
Class M	151
Net Asset Value Per Share:
Class A	$10.13
Class B	9.90
Class C	9.90
Class C2	9.90
Class M	9.93
Maximum Offering Price Per Share (a):
Class A	$10.72
Class M	10.03

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and C2 shares represents offering price. The redemption price for Classes B, C and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS

For the period ended April 30, 2004

(all amounts in thousands)

(unaudited)

Investment Income:
Dividends	$184
Income from loaned securities–net	1

185

Expenses:
Management and advisory fees	126
Transfer agent fees	50
Printing and shareholder reports	22
Custody fees	3
Administration fees	9
Legal fees	1
Auditing and accounting fees	7
Trustees fees	1
Registration fees	25
Other	5
Distribution and service fees:
Class A	23
Class B	75
Class C	3
Class C2	17
Class M	7

Total expenses	374
Less:
Advisory fee waiver	(26)

Net expenses	348

Net Investment Income (Loss)	(163)

Net Realized and Unrealized Gain (Loss):
Realized gain (loss) from investment securities	368
Increase (decrease) in unrealized appreciation (depreciation) on investment securities	690

Net Gain (Loss) on Investment Securities	1,058

Net Increase (Decrease) in Net Assets Resulting from Operations	$895

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Tax-Efficient Growth    3

TA IDEX T. Rowe Price Tax-Efficient Growth

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended

(all amounts in thousands)

	April 30, 2004 (unaudited)	October 31, 2003
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)	$(163)	$(332)
Net realized gain (loss) from investment securities	368	(3,318)
Net unrealized appreciation (depreciation) on investment securities	690	11,969

	895	8,319

Distributions to Shareholders:
From net investment income:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

From net realized gains:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,229	15,466
Class B	2,077	3,312
Class C	64	457
Class C2	341	775
Class M	132	244

	3,843	20,254

Dividends and distributions reinvested:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Cost of shares redeemed:
Class A	(2,133)	(28,901)
Class B	(2,039)	(3,349)
Class C	(19)	(16)
Class C2	(516)	(1,024)
Class M	(355)	(983)

	(5,062)	(34,273)

	(1,219)	(14,019)

Net increase (decrease) in net assets	(324)	(5,700)

Net Assets:
Beginning of period	32,588	38,288

End of period	$32,264	$32,588

Accumulated Net Investment Income (Loss)	$(164)	$(1)

	April 30, 2004 (unaudited)	October 31, 2003
Share Activity:
Shares issued:
Class A	120	1,908
Class B	206	381
Class C	6	51
Class C2	34	89
Class M	13	29

	379	2,458

Shares issued–reinvested from distributions:
Class A	–	–
Class B	–	–
Class C	–	–
Class C2	–	–
Class M	–	–

	–	–

Shares redeemed:
Class A	(206)	(3,225)
Class B	(201)	(403)
Class C	(2)	(2)
Class C2	(52)	(123)
Class M	(35)	(116)

	(496)	(3,869)

Net increase (decrease) in shares outstanding:
Class A	(86)	(1,317)
Class B	5	(22)
Class C	4	49
Class C2	(18)	(34)
Class M	(22)	(87)

	(117)	(1,411)

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Tax-Efficient Growth    4

TA IDEX T. Rowe Price Tax-Efficient Growth

FINANCIAL HIGHLIGHTS

(unaudited for the period ended April 30, 2004)

		For a share of beneficial interest outstanding throughout each period
	For the Period Ended (d)(g)	Net Asset Value, Beginning of Period	Investment Operations			Distributions			Net Asset Value, End of Period
			Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total Operations	From Net Investment Income	From Net Realized Gains	Total Distributions
Class A	04/30/2004	$9.85	$(0.03)	$0.31	$0.28	$–	$–	$–	$10.13
	10/31/2003	8.09	(0.05)	1.81	1.76	–	–	–	9.85
	10/31/2002	9.54	(0.02)	(1.43)	(1.45)	–	–	–	8.09
	10/31/2001	10.64	0.05	(1.13)	(1.08)	(0.02)	–	(0.02)	9.54
	10/31/2000	10.20	0.08	0.44	0.52	(0.08)	–	(0.08)	10.64
	10/31/1999	10.00	0.06	0.18	0.24	(0.04)	–	(0.04)	10.20
Class B	04/30/2004	9.66	(0.06)	0.30	0.24	–	–	–	9.90
	10/31/2003	7.99	(0.10)	1.77	1.67	–	–	–	9.66
	10/31/2002	9.49	(0.09)	(1.41)	(1.50)	–	–	–	7.99
	10/31/2001	10.63	(0.02)	(1.12)	(1.14)	–	–	–	9.49
	10/31/2000	10.19	0.02	0.44	0.46	(0.02)	–	(0.02)	10.63
	10/31/1999	10.00	0.01	0.18	0.19	–	–	–	10.19
Class C	04/30/2004	9.66	(0.06)	0.30	0.24	–	–	–	9.90
	10/31/2003	7.91	(0.11)	1.86	1.75	–	–	–	9.66
Class C2	04/30/2004	9.66	(0.06)	0.30	0.24	–	–	–	9.90
	10/31/2003	7.99	(0.10)	1.77	1.67	–	–	–	9.66
	10/31/2002	9.49	(0.09)	(1.41)	(1.50)	–	–	–	7.99
	10/31/2001	10.63	(0.02)	(1.12)	(1.14)	–	–	–	9.49
	10/31/2000	10.19	0.02	0.44	0.46	(0.02)	–	(0.02)	10.63
Class M	04/30/2004	9.69	(0.06)	0.30	0.24	–	–	–	9.93
	10/31/2003	8.00	(0.09)	1.78	1.69	–	–	–	9.69
	10/31/2002	9.49	(0.08)	(1.41)	(1.49)	–	–	–	8.00
	10/31/2001	10.63	(0.01)	(1.13)	(1.14)	–	–	–	9.49
	10/31/2000	10.19	0.03	0.44	0.47	(0.03)	–	(0.03)	10.63
	10/31/1999	10.00	0.02	0.18	0.20	(0.01)	–	(0.01)	10.19

			Ratios/Supplemental Data
	For the Period Ended (g)	Total Return (c)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (a)		Net Investment Income (Loss) to Average Net Assets (a)	Portfolio Turnover Rate (b)
				Net (e)	Total (f)
Class A	04/30/2004	2.84%	$12,548	1.70%	1.83%	(0.58)%	4%
	10/31/2003	21.76	13,057	1.70	1.85	(0.56)	50
	10/31/2002	(15.20)	21,389	1.68	1.95	(0.27)	76
	10/31/2001	(10.14)	8,552	1.55	2.07	0.47	30
	10/31/2000	5.14	5,452	1.55	2.68	0.66	58
	10/31/1999	2.40	1,840	1.55	7.57	1.09	20
Class B	04/30/2004	2.48	14,577	2.35	2.48	(1.23)	4
	10/31/2003	21.05	14,181	2.35	2.50	(1.21)	50
	10/31/2002	(15.84)	11,897	2.33	2.60	(0.92)	76
	10/31/2001	(10.75)	15,500	2.20	2.72	(0.18)	30
	10/31/2000	4.49	7,597	2.20	3.33	0.01	58
	10/31/1999	1.96	2,134	2.20	8.22	0.44	20
Class C	04/30/2004	2.48	529	2.35	2.48	(1.23)	4
	10/31/2003	22.12	473	2.35	2.50	(1.21)	50
Class C2	04/30/2004	2.48	3,111	2.35	2.48	(1.23)	4
	10/31/2003	21.05	3,204	2.35	2.50	(1.21)	50
	10/31/2002	(15.84)	2,920	2.33	2.60	(0.92)	76
	10/31/2001	(10.75)	3,419	2.20	2.72	(0.18)	30
	10/31/2000	4.49	1,935	2.20	3.33	0.01	58
Class M	04/30/2004	2.48	1,499	2.25	2.38	(1.13)	4
	10/31/2003	21.13	1,673	2.25	2.40	(1.11)	50
	10/31/2002	(15.71)	2,082	2.23	2.50	(0.82)	76
	10/31/2001	(10.66)	2,888	2.10	2.62	(0.08)	30
	10/31/2000	4.59	1,916	2.10	3.23	0.11	58
	10/31/1999	2.03	1,058	2.10	8.12	0.54	20

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Tax-Efficient Growth    5

TA IDEX T. Rowe Price Tax-Efficient Growth

FINANCIAL HIGHLIGHTS (continued)

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Annualized.

(b)	Not annualized for periods of less than one year.

(c)	Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d)	Per share information is calculated based on average number of shares outstanding for the periods ended 10/31/2001, 10/31/2002, 10/31/2003 and 4/30/2004.

(e)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and reimbursements by the investment adviser, if any (see note 2).

(f)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and reimbursements by the investment adviser.

(g)	TA IDEX T. Rowe Price Tax-Efficient Growth (“the Fund”) commenced operations on March 1, 1999. The inception date for the Fund’s offering of share classes are as follows:

Class C – November 11, 2002

Class C2 – November 1, 1999

The notes to the financial statements are an integral part of this report.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Tax-Efficient Growth    6

TA IDEX T. Rowe Price Tax-Efficient Growth

NOTES TO FINANCIAL STATEMENTS

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica IDEX Mutual Funds, formerly IDEX Mutual Funds, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. TA IDEX T. Rowe Price Tax-Efficient Growth (“the Fund”), part of Transamerica IDEX Mutual Funds, began operations on March 1, 1999.

On March 1, 2004, the Fund changed its name from IDEX T. Rowe Price Tax-Efficient Growth to TA IDEX T. Rowe Price Tax-Efficient Growth.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

See the Prospectus and Statement of Additional Information for a description of the Fund’s investment objective.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following policies were consistently followed by the Fund, in accordance with GAAP.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. All shares designated as Class C shares prior to March 1, 2004, were renamed as Class C2 shares on that date. All shares designated as Class L shares prior to March 1, 2004, were renamed as Class C shares with different fees and expenses than the previous Class L shares. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Pricing of Shares: The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading (other than a day on which there are insufficient changes in the value of the Fund’s portfolio securities to materially affect the Fund’s net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received). Security valuations: Fund investments traded on an exchange are valued at the closing price on the day of valuation on the exchange where the security is principally traded. With respect to securities traded on the NASDAQ NMS, such closing price may be the last reported sales price or the NASDAQ Official Closing Price.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Investment company securities are valued at net asset value of the underlying portfolio.

Other securities for which quotations are not readily available also are valued at fair market value as determined in good faith using guidelines adopted by the Board of Trustees of the Fund, under the supervision of the Fund’s Valuation Committee.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company (“IBT”). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2004, was paying an interest rate of 0.75%.

Repurchase agreements: The Fund is authorized to enter into repurchase agreements. The Fund, through IBT, receives delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earned less than $1 of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in Investment securities at value in the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the value of the securities at inception of the loan, and not less than 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Tax-Efficient Growth    7

TA IDEX T. Rowe Price Tax-Efficient Growth

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE  1–(continued)

During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Account Maintenance Fees: If the shareholder account balance falls below $1 by either shareholder action or as a result of market action, a $25 (not in thousands) fee is assessed every year until the balance reaches $1. The fee is assessed by redeeming shares in the shareholder’s account.

No fee will be charged under the following conditions:

•	accounts opened within the preceding 24 months

•	accounts with an active monthly Automatic Investment Plan ($50 (not in thousands) minimum per fund)

•	accounts owned by an individual which, when combined by social security number, have a balance of $5 or more

•	accounts owned by individuals in the same household (by address) that have a combined balance of $5 or more

•	UTMA/UGMA accounts
•	Fiduciary accounts

•	B-share accounts whose shares have started to convert to A-shares accounts (as long as combined value of both accounts is at least $1)

For the period ended April 30, 2004, this fee totaled $1. These fees are included in Paid in Capital in the Statement of Assets & Liabilities.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2.	RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) is the Fund’s investment adviser. AEGON/Transamerica Fund Services, Inc. (“ATFS”) is the Fund’s administrator. AFSG Securities Corp. (“AFSG”) is the Fund’s distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. (“ATIS”) is the Fund’s transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company (“AUSA”). ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) (“WRL”) and AUSA (22%). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

The following schedule reflects the percentage of fund assets owned by affiliated mutual fund (i.e., through the assets allocation funds)

	Net Assets	% of Net Assets
TA IDEX Asset Allocation Conservative Portfolio	4,019	12%

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets (“ANA”) at the following breakpoints:

0.75% of the first $500 million of ANA

0.65% of ANA over $500 million

ATFA has contractually agreed to waive its advisory fee and reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

1.35% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the waived advisory fees.

There are no amounts subject to recapture at April 30, 2004.

The sub-adviser, T. Rowe Price, has agreed to a pricing discount based on the aggregate assets that they manage in the Transamerica IDEX Mutual Funds. The amount of the discount received by the Fund at April 30, 2004 was $1.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Tax-Efficient Growth    8

TA IDEX T. Rowe Price Tax-Efficient Growth

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2004

(all amounts in thousands)

(unaudited)

NOTE 2–(continued)

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

Class A	0.35%
Class B	1.00%
Class C	1.00%
Class C2	1.00%
Class M	0.90%

In the case the Fund or a class of shares of the Fund is closed to new investors or investments, the Fund is authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, C, M and certain A share redemptions. For the period ended April 30, 2004, the underwriter commissions were as follows:

Received by Underwriter	$20
Retained by Underwriter	3
Contingent Deferred Sales Charges	25

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which includes such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support, and other legal matters. The Legal fees on the Statement of Operations are for fees paid to external legal counsel. The Fund paid ATFS $9 for the period ended April 30, 2004.

Transfer agent fees: The Fund paid ATIS $50 for the period ended April 30, 2004.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan (“the Plan”). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any Transamerica IDEX Mutual Fund. At April 30, 2004, the value of invested plan amounts was $2. Invested plan amounts and the total liability for deferred compensation to the Trustees under the Plan at April 30, 2004, are included in the accompanying Statement of Assets and Liabilities.

NOTE 3.	INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2004, were as follows:

Purchases of securities:
Long-Term excluding U.S. Government	$1,202
U.S. Government	–
Proceeds from maturities and sales of securities:
Long-Term excluding U.S. Government	2,278
U.S. Government	–

NOTE 4.	FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$ 32	October 31, 2007
378	October 31, 2008
219	October 31, 2009
1,972	October 31, 2010
3,180	October 31, 2011

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2004, are as follows:

Federal Tax Cost Basis	$26,706

Unrealized Appreciation	$7,357
Unrealized (Depreciation)	(36)

Net Unrealized Appreciation (Depreciation)	$7,321

NOTE 5.	SUBSEQUENT EVENTS

On June 15, 2004, Class C2 shares will merge into Class C.

Transamerica IDEX Mutual Funds	Semi-Annual Report 2004

TA IDEX T. Rowe Price Tax-Efficient Growth    9

P.O. Box 9015

Clearwater, FL 33758-9015

P.O. Box 9015 • Clearwater, FL 33758-9015

Distributor: AFSG Securities Corporation, Member NASD

Investor Services 1-888-233-IDEX (4339)

www.idexfunds.com

Item 2: Code of Ethics.

Not applicable for semi-annual reports.

Item 3: Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5: Audit Committee of Listed Registrants. Not applicable.

Not applicable for semi-annual reports.

Item 6: Schedule of Investments.

The schedule of investments is included in the Semi-Annual report to shareholders filed under Item 1 of this Form N-CSR.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:

Not applicable

Item 9: Submission of Matters to a Vote of Security Holders

There has been no material change to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees: currently the registrant does not have a policy with regard to the consideration of director candidates recommended by shareholders as it does not currently contemplate adding Board members or otherwise changing the Board’s composition.

10: Controls and Procedures.

(a)	Based on their evaluation of registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as of April 30, 2004, registrant’s principal executive officer and principal financial officer found registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal half year that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 11: Exhibits.

(a)	(1) Not Applicable
(2)	Separate certifications for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.
(b)	A certification for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica IDEX Mutual Funds (Registrant)

By:	/s/ Brian C. Scott
President and Chief Executive Officer
Date: July 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian C. Scott
President and Chief Executive Officer
Date:	July 8, 2004

By:	/s/ Kim D. Day
Senior Vice President, Treasurer and Principal Financial Officer
Date:	July 8, 2004

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

11(a)(2)	Section 302 N-CSR Certification of Principal Executive Officer

11(a)(2)	Section 302 N-CSR Certification of Principal Financial Officer

11(b)	Section 906 N-CSR Certification of Principal Executive Officer, Principal Financial Officer & General Counsel